Registration No. 811-01136
Registration No. 2-19458

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No.	114	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	114	☒

(Check appropriate box or boxes)

SECURITY EQUITY FUND

(Exact Name of Registrant as Specified in Charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:
(785) 438-3000

Copies To:
Richard M. Goldman, President Security Equity Fund One Security Benefit Place Topeka, KS 66636-0001 (Name and address of Agent for Service)	Amy J. Lee, Secretary Security Equity Fund One Security Benefit Place Topeka, KS 66636-0001

Approximate date of public offering: February 1, 2011
It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 1, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on February 1, 2011 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on February 1, 2011 pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

RYDEX | SGI FUNDS PROSPECTUS

Class A, B and C
February 1, 201 1

Fundamental Alpha

Large Cap Value Fund
Class A – SECIX Class B – SECBX Class C – SEGIX

Large Cap Core Fund
Class A – SECEX Class B – SEQBX Class C – SFECX

All Cap Value Fund
Class A - SESAX Class C – SEVCX

Global Fund
Class A – SEQAX Class B – SGOBX Class C – SFGCX

Mid Cap Value Fund
Class A – SEVAX Class B – SVXBX Class C – SEVSX

Small Cap Growth Fund
Class A – SSCAX Class B – SEPBX Class C – SESCX

Small Cap Value Fund
Class A – SSUAX Class C – SSVCX

Large Cap Concentrated Growth Fund
Class A – SEFAX Class B – SEFBX Class C – SSSCX

Mid Cap Growth Fund
Class A – SECUX Class B – SEUBX Class C – SUFCX

Opportunistic

Alpha Opportunity Fund
Class A – SAOAX Class B – SAOBX Class C – SAOCX

www.rydex-sgi.com

The U.S. Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Rydex Distributors, LLC

46-06026-00 2011/02/01

Fund Summaries	3
Rydex | SGI Large Cap Value Fund	3
Rydex | SGI Large Cap Core Fund	7
Rydex | SGI All Cap Value Fund	11
Rydex | SGI Alpha Opportunity Fund	15
Rydex | SGI Global Fund	21
Rydex | SGI Mid Cap Value Fund	25
Rydex | SGI Small Cap Growth Fund	29
Rydex | SGI Small Cap Value Fund	33
Rydex | SGI Large Cap Concentrated Growth Fund	37
Rydex | SGI Mid Cap Growth Fund	41
Additional Information Regarding Investment Objectives and Strategies	45
Descriptions of Principal Risks	45
Portfolio Holdings	48
Investment Manager	48
Management Fees	49
Portfolio Managers	49
Sub-Advisers	52
Portfolio Managers	52
Buying Shares	53
Customer Identification and Verification	53
Market Timing/Short-Term Trading	53
Class A Shares	55
Class A Distribution Plan	57
Class B Shares	57
Class B Distribution Plan	58
Class C Shares	58
Class C Distribution Plan	58
Waiver of Deferred Sales Charge	59
Revenue Sharing Payments	59
Selling Shares	59
By Mail	60
By Telephone	61
By Broker	61
Payment of Redemption Proceeds	61
Dividends and Taxes	61
Tax on Distributions	61
Taxes on Sales or Exchanges	61
Back-up Withholding	62
Determination of Net Asset Value	62
Shareholder Services	63
Accumulation Plan	63
Systematic Withdrawal Program	63
Exchange Privilege	63
Retirement Plans	64
General Information	65
Shareholder Inquiries	65
Financial Highlights	65

Fund Summaries

Rydex | SGI Large Cap Value Fund

Investment Objective — The Large Cap Value Fund seeks long-term growth of capital.

Fees and Expenses of the Fund — This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Buying Shares—Class A Shares” section on page 55 of the Fund’s prospectus and the “How to Purchase Shares” section on page 3 7 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4 .75%	Closed to new subscriptions	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	5%	1% 1
1 If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See “Waiver of Deferred Sales Charge” for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management fees	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.69%	0.68%	0.68%
Total annual fund operating expenses	1.59%	2.33%	2.33%
Fee waiver (and/or expense reimbursement)1	-0.44%	-0.43%	-0.43%
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)	1.15%	1.90%	1.90%
1
The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have “Total annual fund operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

	Redeemed				Not Redeemed
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
A	$ 587	$ 912	$ 1,260	$ 2,239	$ 587	$ 912	$ 1,260	$ 2,239
B	693	986	1,406	2,445	193	686	1,206	2,445
C	293	686	1,206	2,633	193	686	1,206	2,633
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29 % of the average value of its portfolio.

Principal Investment Strategies — The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities of both U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Value Index. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values.

In choosing securities, Security Investors, LLC (the “Investment Manager”) primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Fund may, consistent with its status as a non-diversified mutual fund, focus its investments in a limited number of issuers.

The Fund may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the Fund’s portfolio, to maintain exposure to the equity markets, or to increase returns.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.

The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager’s expectations, among other reasons.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks — An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company’s stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Fund’s use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information — The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A share performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling 1-800-888-2461.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

The Dreyfus Companies served as the sub-adviser to the Fund between January 1, 2001 and July 1, 2005. Since then, advisory services have been provided by the Investment Manager.

Highest Quarter Return
2Q 2009 19.19%

Lowest Quarter Return
4Q 2008 -23.63%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010 )

	1 Year	5 Years	10 Years
Class A
Return before taxes	7.68%	1.31%	1.61%
Return after taxes on distributions	7.53%	0.98%	1.40%
Return after taxes on distributions and sale of fund shares	4.99%	1.00%	1.30%
Class B	9.52%	1.96%	1.69%
Class C	12.43%	1.66%	1.36%
Index
Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	15.51%	1.28%	3.26%

Management of the Fund — Security Investors, LLC (the “Investment Manager”) serves as the investment manager of the Fund. Mark Mitchell is primarily responsible for the day-to-day management of the Fund and holds the title of “Portfolio Manager” with the Investment Manager. He has managed the Fund since July 2005.

Purchase and Sale of Fund Shares — You may purchase or redeem Fund shares through your broker/ dealer, other financial intermediary that has an agreement with Rydex Distributors, LLC, the Fund’s distributor, or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of any class of the Fund on any day the New York Stock Exchange is open for business. Class B shares are closed to new subscriptions from either existing or new shareholders. The minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan).

Tax Information — Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

Payments to Broker/Dealers and Other Financial Intermediaries — If you purchase Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Fund Summaries

Rydex | SGI Large Cap Core Fund

Investment Objective — The Large Cap Core Fund seeks long-term growth of capital.

Fees and Expenses of the Fund — This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Buying Shares—Class A Shares” section on page 55 of the Fund’s prospectus and the “How to Purchase Shares” section on page 3 7 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4 .75%	Closed to new subscriptions	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	5%	1% 1
1 If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See “Waiver of Deferred Sales Charge” for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.43%	0.42%	0.43%
Total annual fund operating expenses	1.43%	2.17%	2.18%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

	Redeemed				Not Redeemed
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
A	$ 614	$ 906	$ 1,219	$ 2,107	$ 614	$ 906	$ 1,219	$ 2,107
B	720	979	1,364	2,313	220	679	1,164	2,313
C	321	682	1,169	2,513	221	682	1,169	2,513

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100 % of the average value of its portfolio.

Principal Investment Strategies — The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a widely-diversified portfolio of equity securities, which may include common stocks, rights, options, warrants, American Depositary Receipts (“ADRs”) and convertible securities, of companies that, when purchased, have market capitalizations that are $5 billion or greater. The Fund’s index is the S&P 500 Index, which is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.

The Fund pursues its objective by investing, under normal market conditions, approximately 50% of its total assets according to a Large Cap Growth strategy managed by Security Investors, LLC (the “Investment Manager”) and approximately 50% of its total assets to a Large Cap Value strategy also managed by the Investment Manager.

The Investment Manager manages its allocation of the Fund’s assets according to each respective strategy, and the trading decisions with respect to each strategy are made independently. In order to maintain the target allocations between the two strategies, all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) will be divided between the two strategies, as appropriate. The Investment Manager will rebalance the allocation to the Fund’s strategies promptly to the extent the percentage of the Fund’s assets allocated to either strategy equals or exceeds 60% of the Fund’s total assets.

The Investment Manager in its discretion may make adjustments if either of the strategies becomes over- or under-weighted as a result of market appreciation or depreciation. Accordingly, the performance of the Fund could differ from the performance of each strategy if either had been maintained as a separate portfolio. As a consequence of the Investment Manager’s efforts to maintain assets between the two strategies at the targeted percentages, the Investment Manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to the strategy that is below its targeted percentage or (2) selling securities in the strategy that exceeds its targeted percentage with proceeds being reallocated to the strategy that is below its targeted percentage.

In choosing equity securities, the Investment Manager uses a blended approach, investing in growth stocks and value stocks and may invest in a limited number of industries or industry sectors, including the technology sector. Growth-oriented stocks are stocks of established companies that typically have a record of consistent earnings growth. The Investment Manager typically chooses growth-oriented companies through a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, and a quantitative fundamental bottom-up approach. The Investment Manager will also invest in value-oriented stocks. Value-oriented companies appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of qualitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Fund typically sells a security when the reasons for buying it no longer apply, when the company begins to show deteriorating fundamentals or poor relative performance, or falls short of the Investment Manager’s expectations.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks — An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company’s stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Fund’s use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information — The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A share performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling 1-800-888-2461.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return
3Q 2009 16.38%

Lowest Quarter Return
4Q 2008 -22.03%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010 )

	1 Year	5 Years	10 Years
Class A
Return before taxes	8.96%	-1.41%	-1.67%
Return after taxes on distributions	8.85%	-2.37%	-2.31%
Return after taxes on distributions and sale of fund shares	5.82%	-1.32%	-1.48%
Class B	9.86%	-1.25%	-1.71%
Class C	13.78%	-0.93%	-1.83%
Index
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Management of the Fund — Security Investors, LLC (the “Investment Manager”) serves as the investment manager of the Fund. Mark Mitchell and Mark Bronzo are primarily responsible for the day-to-day management of the Fund, and each holds the title of “Portfolio Manager” with the Investment Manager. Mr. Mitchell has co-managed the Fund since February 2004, and Mr. Bronzo has co-managed the Fund since February 2008.

Purchase and Sale of Fund Shares — You may purchase or redeem Fund shares through your broker/ dealer, other financial intermediary that has an agreement with Rydex Distributors, LLC, the Fund’s distributor , or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of any class of the Fund on any day the New York Stock Exchange is open for business. Class B shares are closed to new subscriptions from either existing or new shareholders. The minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan).

Tax Information — Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

Payments to Broker/Dealers and Other Financial Intermediaries — If you purchase Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Fund Summaries

Rydex | SGI All Cap Value Fund

Investment Objective — The All Cap Value Fund seeks long-term growth of capital.

Fees and Expenses of the Fund — This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Buying Shares—Class A Shares” section on page 55 of the Fund’s prospectus and the “How to Purchase Shares” section on page 3 7 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4 .75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	1% 1
1 If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See “Waiver of Deferred Sales Charge” for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management fees	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%
Acquired fund fees and expenses	0.01%	0.01%
Other expenses	2.76%	2.77%
Total annual fund operating expenses	3.72%	4.48%
Fee waiver (and/or expense reimbursement)1	-2.45%	-2.46%
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)	1.27%	2.02%
1
The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have “Total annual fund operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

	Redeemed				Not Redeemed
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
A	$ 598	$ 1,343	$ 2,106	$ 4,103	$ 598	$ 1,343	$ 2,106	$ 4,103
C	305	1,133	2,070	4,456	205	1,133	2,070	4,456
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55 % of the average value of its portfolio.

Principal Investment Strategies — The Fund pursues its objectives by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in common stocks. The Fund will invest in common stocks of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000 Value Index, which includes companies with micro- to large-capitalizations. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund’s investments include common stocks and may also include rights, warrants, American Depositary Receipts (“ADRs”), preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of U.S. issuers. Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.

At times, the Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

In choosing securities, Security Investors, LLC (the “Investment Manager”) primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager’s expectations, among other reasons.

The Fund may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities to hedge the Fund’s portfolio, to maintain exposure to the equity markets, or to increase returns.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks — An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company’s stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Fund’s use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information — The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A share performance from year to year and by showing how the Fund’s average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling 1-800-888-2461.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return
2Q 2009 20.44%

Lowest Quarter Return
2Q 2010 -11.02%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010 )

	1 Year	Since Inception 10/3/2008
Class A
Return before taxes	10.36%	7.03%
Return after taxes on distributions	9.16%	6.48%
Return after taxes on distributions and sale of fund shares	7.52%	5.84%
Class C	15.14%	9.06%
Index
Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)	16.22%	6.19%

Management of the Fund — Security Investors, LLC (the “Investment Manager”) serves as the investment manager of the Fund. Mark Mitchell and James Schier are primarily responsible for the day-to-day management of the Fund, and each holds the title of “Portfolio Manager” with the Investment Manager. They have managed the Fund since October 2008.

Purchase and Sale of Fund Shares — You may purchase or redeem Fund shares through your broker/ dealer, other financial intermediary that has an agreement with a Fund distributor, or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem, or exchange shares of any class of the Fund on any day the New York Stock Exchange is open for business. The minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan).

Tax Information — Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

Payments to Broker/Dealers and Other Financial Intermediaries — If you purchase Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Fund Summaries

Rydex | SGI Alpha Opportunity Fund

Investment Objective — The Alpha Opportunity Fund seeks long-term growth of capital.

Fees and Expenses of the Fund — This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 10 0,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Buying Shares—Class A Shares” section on page 55 of the Fund’s prospectus and the “How to Purchase Shares” section on page 3 7 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4 .75%	Closed to new subscriptions	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	5%	1% 1
1 If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See “Waiver of Deferred Sales Charge” for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management fees	1.25%	1.25%	1.25%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Acquired fund fees and expenses	0.05%	0.05%	0.05%
Other expenses	1.96%	1.97%	1.98%
Total annual fund operating expenses	3.56%	4.32%	4.33%
Fee waiver (and/or expense reimbursement)1	-1.45%	-1.46%	-1.47%
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)	2.11%	2.86%	2.86%
1
The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have “Total annual fund operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

	Redeemed				Not Redeemed
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
A	$ 679	$ 1,387	$ 2,115	$ 4,030	$ 679	$ 1,387	$ 2,115	$ 4,030
B	789	1,478	2,278	4,228	289	1,178	2,078	4,228
C	389	1,180	2,082	4,392	289	1,180	2,082	4,392
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 954 % of the average value of its portfolio.

Principal Investment Strategies — The Fund pursues its objective by investing, under normal market conditions, approximately (1)  37.5% of its total assets according to a long/short strategy with an emphasis on securities of domestic issuers managed by Mainstream Investment Advisers, LLC (“Mainstream” and the “Domestic Long/Short Sub-Portfolio”), the Fund’s sub-adviser, (2)  37.5% of its total assets , managed directly by Security Investors, LLC (the “Investment Manager”), according to a long/short strategy with an emphasis on securities of non-U.S. issuers (the “Global Long/Short Sub-Portfolio”), and (3)  25% of its total assets, also managed directly by Security Investors, LLC (the “Investment Manager”), in a portfolio of equity securities, equity derivatives and fixed income securities (the “ Indexed Sub-Portfolio”) that is intended to closely track the performance of the S&P 500 Composite Stock Price Index (the “S&P 500 Index”), which consists of common stocks representing approximately two-thirds of the total market value of all U.S. common stocks. Each of Mainstream and the Investment Manager manages its allocation of the Fund’s assets according to its respective strategy, and its trading decisions are made independently.

“Alpha” in the Fund’s name refers to the potential for the Fund’s portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Fund will achieve its objective of long-term growth of capital, and an investment in the Fund involves significant risk.

All daily cash inflows and outflows will be allocated to the Indexed Sub-Portfolio of the Fund. Approximately once a month, the Investment Manager will review the allocations in each of the sub-portfolios. When the Indexed Sub-Portfolio is greater than 25% or less than 15% of the Fund’s total assets, the Investment Manager usually will rebalance the Fund’s portfolio by reallocating the assets among the sub-portfolios so that the Fund returns to the target allocation. The Investment Manager will also usually rebalance the Domestic and Global Long/Short Sub-Portfolios of the Fund when the difference between those sub-portfolios is more than 10% of the Fund’s total assets so that the percentage of the Fund’s total assets in each of the Domestic and Global Long/Short Sub-Portfolios returns to approximately 37.5%.

The Fund may invest up to 50% of its net assets in foreign securities, in addition to American Depositary Receipts   ( ADRs ) . ADRs are dollar-denominated receipts issued generally by U.S. banks, which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Each of the Fund’s sub-portfolios can invest in foreign securities although the Global Long/Short Sub-Portfolio will invest a larger portion of its assets in foreign securities so that the assets in the Global Long/Short Sub-Portfolio generally will be diversified among investments in a number of different countries throughout the world. The Fund may invest in issuers of any size, including small-capitalization issuers.

Certain investment vehicles’ securities in which the Fund may invest may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund (or each of its sub-portfolios) could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Strategies of the Domestic Long/Short   Sub-Portfolio. The Fund pursues its domestic long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in (“ETFs)

and other securities with equity characteristics. If there are an insufficient number of available securities meeting the purchase criteria of Mainstream, the Fund may also hold a portion of its assets in cash and money market instruments, and such holdings may be substantial. Dividend and interest income will be an incidental consideration. The Fund may engage in short sales of securities believed to be overvalued.

Mainstream seeks to identify individual stocks with solid underlying financial fundamentals, trading at levels representing value relative to the market generally. Mainstream uses technical and fundamental methods of analysis to choose stocks for the Fund’s portfolio. The technical analyses used include a relative strength index (“RSI”), price moving averages and price relative to historical market averages.

Mainstream also uses bottom-up analysis by evaluating approximately 2,000 actively traded stocks in the marketplace. The bottom-up analysis reviews stock prices in relationship to their stock price moving averages and ranks them by their RSIs. A purchase candidate is identified as a stock that is at fair value or undervalued to the marketplace. A sale candidate is identified as a stock that is expensive or overbought. These action candidates are then grouped by industry. Mainstream prefers that the candidates are concentrated in a particular industry. Mainstream also considers the industry and underlying financial fundamentals of the action candidates. Where the fundamentals are positive relative to their valuations, the stocks may be purchased. Stocks with high RSIs may be sold. Stocks with high RSIs and deteriorating fundamentals may be sold short.

A top-down evaluation of the stock and bond markets, primarily based on their RSIs, is also used. A high RSI may indicate that the marketplace is expensive or overbought; conversely, a low RSI may indicate that the marketplace is inexpensive or oversold. Mainstream uses the RSI in combination with an analysis of the short-term outlook for corporate earnings, interest rates, currencies and commodities to determine the overall stock to cash and long stock to short stock allocations.

Mainstream actively manages its portion of the Fund’s portfolio and will buy and sell securities frequently.

Strategies of the Global Long/Short Sub-Portfolio. The Fund pursues a global long/short strategy by holding long (purchasing) foreign and domestic common stocks or convertible stocks of companies which the Investment Manager believes will outperform the market and by selling short those securities believed to be overvalued or expected to underperform the market.

The Investment Manager may also invest a portion of the Fund’s assets in options, futures contracts and foreign currencies, which may be used to hedge its portion of the Fund’s portfolio, to increase returns or to maintain exposure to the equity markets. The Investment Manager may engage in short sales of securities believed to be overvalued or expected to underperform the market. The Investment Manager may also invest in emerging market countries. With respect to investments in foreign securities, there is no limit in the amount that the Global Long/Short   Sub-Portfolio may invest in securities issued by companies from emerging markets.

The Investment Manager uses both quantitative and qualitative techniques to identify long and short investment opportunities. The Investment Manager’s universe of securities begins with the approximately 5,000 of the largest publicly traded companies globally. Through quantitative screening and fundamental analysis, the Investment Manager narrows the universe of securities to a list of long and short investment opportunities. The Investment Manager then builds a portfolio of securities designed to maximize the absolute returns of the sub-portfolio from the Investment Manager’s selection methodology while working to maintain prudent risk controls.

The Investment Manager will consider buying a security that is not currently held in the Global Long/Short Sub-Portfolio when the security candidate has passed through the research process and the Investment Manager believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets its criteria. In the case of a security already held in the Global Long/Short Sub-Portfolio, the Investment Manager will consider adding to the position in the event the security has been unusually weak in the market based on the Investment Manager’s analysis and the Investment Manager continues to believe that the one year price objective is valid. The Investment Manager will consider selling a security if it believes that the price objective is no longer valid. The Investment Manager may also reduce a position in the Global Long/Short Sub-Portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating.

Strategies of the Indexed Sub-Portfolio. With respect to the Indexed Sub-Portfolio , the Investment Manager seeks investment returns that are similar to those of the S&P 500 Index by primarily investing in equity derivatives, such as futures contracts, options on futures contracts, and equity options. An equity derivative is a financial instrument whose value depends on, or is “derived” from, the value of an underlying asset or index, such as the S&P 500 Index. Using S&P 500 equity derivatives, the Investment Manager can obtain investment exposure to the S&P 500 Index equal to the net asset value of the Fund that it manages with a fraction of the assets that would be needed to purchase an equivalent amount of equity securities directly. Obtaining magnified investment exposure on a small investment is referred to as “leverage,” and it can increase the volatility of the Fund’s performance. However, because the Fund ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the Investment Manager will manage the remainder of its portion of the Fund so that any leverage achieved through equity derivatives is reduced by other investments. While there are a number of ways of offsetting the leverage achieved through equity derivatives, the Investment Manager generally will do so by investing in fixed income securities in an amount sufficient to meet the Fund’s obligations under the equity derivatives.

The Investment Manager actively manages the fixed income securities with a view toward enhancing the Fund’s total return and recouping some of the transaction and financing costs associated with investing in equity derivatives, which are reflected in the operating costs of the Fund. The Fund’s overall portfolio duration for its investments in fixed income securities is normally not expected to exceed one year. The fixed income securities in which the Fund may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities of U.S. issuers, including mortgage backed and other asset-backed securities; and bank certificates of deposit, fixed time deposits and bankers’ acceptances.

Although the Investment Manager does not normally invest the Indexed Sub-Portfolio this portion of the Fund’s portfolio directly in S&P 500 securities, when equity derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest in a “basket” of S&P 500 stocks. The S&P 500 Index is a well known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return of the S&P 500 Index itself. The Investment Manager may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests.

Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500 Index. The Fund may also invest in ETFs based on the S&P 500 Index, such as Standard & Poor’s Depositary Receipts.

Principal Risks — An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Credit Risk. The Fund could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company’s stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Interest Rate Risk. Investments in fixed income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Fund’s securities, and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Fund’s use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Short Sales Risk. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information — The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A share performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling 1-800-888-2461.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Effective August 18, 2008, certain changes to Alpha Opportunity Fund’s principal investment strategies, management fees and advisers became effective.

Highest Quarter Return
3Q 2010 18.70%

Lowest Quarter Return
4Q 2008 -22.65%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010 )

	1 Year	5 Years	Since Inception 7/7/2003
Class A
Return before taxes	16.41%	4.56%	8.01%
Return after taxes on distributions	16.41%	2.51%	5.70%
Return after taxes on distributions and sale of fund shares	10.66%	2.78%	5.64%
Class B	17.34%	4.69%	8.03%
Class C	21.63%	4.99%	8.03%
Index
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	15.06%	2.29%	5.14%

Management of the Fund — Security Investors, LLC (the “Investment Manager”) serves as the investment manager of the Fund. Michael P. Byrum, Michael J. Dellapa, and Ryan A. Harder are primarily responsible for the day-to-day management of the Indexed Sub-Portfolio, and each holds the title of “Portfolio Manager” with the Investment Manager . They have co-managed the Fund since May 2010 . Scott Klimo, David Whittall, Mark Kress, and Yon Perullo are primarily responsible for the day-to-day management of the Global Long/Short Sub-Portfolio , and each holds the title of “Portfolio Manager” with the Investment Manager. T hey have co-managed the Fund since August 2008. William Jenkins and Charles Craig are primarily responsible for the day-to-day management of the Domestic Long/Short Sub-Portfolio , and each holds the title of “Portfolio Manager” with the sub-adviser, Mainstream Investment Advisers, LLC . T hey have co-managed the Fund since July 2003.

Purchase and Sale of Fund Shares — You may purchase or redeem Fund shares through your broker/ dealer, other financial intermediary that has an agreement with Rydex Distributors, LLC, the Fund’s distributor , or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of any class of the Fund on any day the New York Stock Exchange is open for business. Class B shares are closed to new subscriptions from either existing or new shareholders. The minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan).

Tax Information — Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

Payments to Broker/Dealers and Other Financial Intermediaries — If you purchase Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Fund Summaries

Rydex | SGI Global Fund

Investment Objective — The Global Fund seeks long-term growth of capital primarily through investment in securities of companies in foreign countries and the United States.

Fees and Expenses of the Fund — This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Buying Shares—Class A Shares” section on page 55 of the Fund’s prospectus and the “How to Purchase Shares” section on page 3 7 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4 .75%	Closed to new subscriptions	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	5%	1% 1
1 If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See “Waiver of Deferred Sales Charge” for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management fees	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Acquired fund fees and expenses	0.01%	0.01%	0.01%
Other expenses	0.60%	0.60%	0.61%
Total annual fund operating expenses	1.87%	2.62%	2.63%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

	Redeemed				Not Redeemed
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
A	$ 656	$ 1,035	$ 1,438	$ 2,561	$ 656	$ 1,035	$ 1,438	$ 2,561
B	765	1,114	1,590	2,772	265	814	1,390	2,772
C	366	817	1,395	2,964	266	817	1,395	2,964

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 288 % of the average value of its portfolio.

Principal Investment Strategies — The Fund pursues its objective by investing, under normal market conditions, in at least three countries, one of which may be the United States. The Fund invests primarily in foreign and domestic common stocks or convertible stocks of companies considered to have appreciation possibilities. While the Fund may invest in the United States, there is no limit on its foreign investments. Ordinarily, at least 40% of Fund assets, but not less than 30% of Fund assets, will be invested in securities of non-U.S. issuers. Investments in debt securities may be made when market conditions are uncertain. The Fund may invest in issuers of any size, including small-capitalization issuers. The Fund’s index is the MSCI World Index, which is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the United States, Europe, Canada, Australia, New Zealand and the Far East.

The Fund may also invest a portion of its assets in foreign currencies and derivatives, including options and futures contracts, which may be used to hedge the Fund’s portfolio, to increase returns or to maintain exposure to the equity markets. The Fund may also invest in emerging market countries.

The Fund actively trade s its investments without regard to the length of time they have been owned by the Fund , which results in higher portfolio turnover .

Security Investors, LLC (the “Investment Manager”) manages Fund assets pursuant to a Global Equity strategy that seeks consistent alpha in all market environments. Using a proprietary database composed of 5,000 companies from around the world, the Investment Manager employs a bottom-up stock selection process designed to generate alpha through stock selection while maintaining a globally diversified portfolio.

To lower the risks of foreign investing, such as currency fluctuations, the Investment Manager generally diversifies the Fund’s investments broadly across countries and industries.

Although the Fund primarily invests in securities issued by companies from countries with established economies, there is no limit in the amount that the Fund may invest in securities issued by companies from emerging markets.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks — An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company’s stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Leverage Risk. The Fund’s use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Performance Information — The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A share performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling 1-800-888-2461.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return
2Q 2003 20.77%

Lowest Quarter Return
3Q 2002 -18.96%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010 )

	1 Year	5 Years	10 Years
Class A
Return before taxes	8.25%	0.77%	2.59%
Return after taxes on distributions	8.05%	-0.86%	1.75%
Return after taxes on distributions and sale of fund shares	5.36%	0.61%	2.21%
Class B	10.10%	2.01%	3.04%
Class C	13.07%	1.21%	2.43%
Index
MSCI World Index (reflects no deductions for fees, expenses, or taxes)	8.95%	3.05%	3.98%

Management of the Fund — Security Investors, LLC (the “Investment Manager”) serves as the investment manager of the Fund. Security Global Investors, LLC serves as the sub-adviser of the Fund. Scott Klimo, David Whittall, Mark Kress, and Yon Perullo are primarily responsible for the day-to-day management of the Fund, and each holds the title of “Portfolio Manager” with the Investment Manager. T hey have co-managed the Fund since August 2007.

Purchase and Sale of Fund Shares — You may purchase or redeem Fund shares through your broker/ dealer, other financial intermediary that has an agreement with Rydex Distributors, LLC, the Fund’s distributor , or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of any class of the Fund on any day the New York Stock Exchange is open for business. Class B shares are closed to new subscriptions from either existing or new shareholders. The minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan).

Tax Information — Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

Payments to Broker/Dealers and Other Financial Intermediaries — If you purchase Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Fund Summaries

Rydex | SGI Mid Cap Value Fund

Investment Objective — The Mid Cap Value Fund seeks long-term growth of capital.

Fees and Expenses of the Fund — This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Buying Shares—Class A Shares” section on page 55 of the Fund’s prospectus and the “How to Purchase Shares” section on page 3 7 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4 .75%	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	5%	1% 1
1  If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares.  See “Waiver of Deferred Sales Charge” for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management fees1	0.79%	0.79%	0.79%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.33%	0.33%	0.33%
Total annual fund operating expenses	1.37%	2.12%	2.12%
1
Mid Cap Value Fund pays an advisory fee at an annual rate of 1.00% of the average daily net assets of $200 million or less, plus 0.75% of the average daily net assets of the Fund in excess of $200 million.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

	Redeemed				Not Redeemed
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
A	$ 608	$ 888	$ 1,189	$ 2,043	$ 608	$ 888	$ 1,189	$ 2,043
B	715	964	1,339	2,261	215	664	1,139	2,261
C	315	664	1,139	2,452	215	664	1,139	2,452

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23 % of the average value of its portfolio.

Principal Investment Strategies — The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ ADRs ”) , that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Value Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Fund generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companiesin the Russell 2500 Value Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of December 31, 2010 , in the index consisted of securities of companies with capitalizations that ranged from $ 27 million to $ 9.7 billion.

Security Investors, LLC (the “Investment Manager”) typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. Due to the nature of value companies, the securities included in the Fund’s portfolio typically consist of small- to medium-sized companies.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks — An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company’s stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Fund’s use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information — The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A share performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling 1-800-888-2461.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return
2Q 2003 27.21%

Lowest Quarter Return
3Q 2002 -22.48%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010 )

	1 Year	5 Years	10 Years
Class A
Return before taxes	9.95%	5.45%	10.66%
Return after taxes on distributions	9.86%	4.04%	9.66%
Return after taxes on distributions and sale of fund shares	6.47%	4.27%	9.21%
Class B	10.79%	5.64%	10.60%
Class C	14.82%	5.91%	10.45%
Index
Russell 2500 Value Index (reflects no deductions for fees, expenses, or taxes)	24.81%	3.85%	8.53%

Management of the Fund — Security Investors, LLC (the “Investment Manager”) serves as the investment manager of the Fund. James Schier is primarily responsible for the day-to-day management of the Fund and holds the title of “Portfolio Manager” with the Investment Manager. He has managed the Fund since May 1997.

Purchase and Sale of Fund Shares — You may purchase or redeem Fund shares through your broker/ dealer, other financial intermediary that has an agreement with Rydex Distributors, LLC, the Fund’s distributor , or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of any class of the Fund on any day the New York Stock Exchange is open for business. Class B shares are closed to new subscriptions from either existing or new shareholders. The minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan).

Tax Information — Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

Payments to Broker/Dealers and Other Financial Intermediaries — If you purchase Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Fund Summaries

Rydex | SGI Small Cap Growth Fund

Investment Objective — The Small Cap Growth Fund seeks long-term growth of capital.

Fees and Expenses of the Fund — This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Buying Shares—Class A Shares” section on page 55 of the Fund’s prospectus and the “How to Purchase Shares” section on page 3 7 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4 .75%	Closed to new subscriptions	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	5%	1% 1
1 If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares.  See “Waiver of Deferred Sales Charge” for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management fees	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	1.16%	1.17%	1.17%
Total annual fund operating expenses	2.26%	3.02%	3.02%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

	Redeemed				Not Redeemed
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
A	$ 693	$ 1,148	$ 1,628	$ 2,947	$ 693	$ 1,148	$ 1,628	$ 2,947
B	805	1,233	1,787	3,162	305	933	1,587	3,162
C	405	933	1,587	3,337	305	933	1,587	3,337

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112 % of the average value of its portfolio.

Principal Investment Strategies — The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities, which include common and preferred stocks, warrants and securities convertible into common or preferred stocks, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Growth Index. The Fund’s benchmark is the Russell 2000 Growth Index, which measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Fund generally defines small capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Growth Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2010 , the Russell 2500 Growth Index consisted of securities of companies with capitalizations that ranged from $ 24 million to $ 9.7 billion.

Security Investors, LLC (the “Investment Manager”) uses a combination of a qualitative economic approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks. The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for long term growth of capital and may invest in a limited number of industries or industry sectors. The Investment Manager identifies the securities of companies that it believes are in the early to middle stages of growth and are valued at a reasonable price. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly (including, without limitation, technology companies).

The Fund typically sells a stock if its growth prospects diminish, or if better opportunities become available.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to increase returns or to maintain exposure to the equity markets. The Fund may also invest in American Depositary Receipts (“ ADRs ) .

The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund , which results in higher portfolio turnover .

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment company securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks — An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company’s stock.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Fund’s use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sector or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Performance Information — The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A share performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling 1-800-888-2461.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

RS Investment Management Co. LLC served as the sub-adviser to the Fund from September 30, 2002 to November 24, 2008. Since then, advisory services have been provided by the Investment Manager, and the Fund has new principal investment strategies.

Highest Quarter Return
2Q 2003 27.57%

Lowest Quarter Return
1Q 2001 -27.00%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”) . After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010 )

	1 Year	5 Years	10 Years
Class A
Return before taxes	20.30%	-1.85%	-0.99%
Return after taxes on distributions	20.30%	-2.19%	-1.16%
Return after taxes on distributions and sale of fund shares	13.20%	-1.64%	-0.88%
Class B	21.69%	-1.76%	-1.00%
Class C	25.68%	-1.43%	-1.17%
Index
Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)	29.09%	5.30%	3.78%

Management of the Fund — Security Investors, LLC (the “Investment Manager”) serves as the investment manager of the Fund. Joseph O’Connor is primarily responsible for the day-to-day management of the Fund and holds the title of “Portfolio Manager” with the Investment Manager. He has managed the Fund since November 2008.

Purchase and Sale of Fund Shares — You may purchase or redeem Fund shares through your broker/ dealer, other financial intermediary that has an agreement with Rydex Distributors, LLC, the Fund’s distributor , or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of any class of the Fund on any day the New York Stock Exchange is open for business. Class B shares are closed to new subscriptions from either existing or new shareholders. The minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan).

Tax Information — Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

Payments to Broker/Dealers and Other Financial Intermediaries — If you purchase Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Fund Summaries

Rydex | SGI Small Cap Value Fund

Investment Objective — The Small Cap Value Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund — This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Buying Shares—Class A Shares” section on page 55 of the Fund’s prospectus and the “How to Purchase Shares” section on page 3 7 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4 .75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	1% 1
1 If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See “Waiver of Deferred Sales Charge” for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management fees	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	1.20%	1.22%
Total annual fund operating expenses	2.45%	3.22%
Fee waiver (and/or expense reimbursement)1	-1.15%	-1.17%
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)	1.30%	2.05%
1
The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have “Total annual fund operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

	Redeemed				Not Redeemed
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
A	$ 601	$ 1,098	$ 1,620	$ 3,046	$ 601	$ 1,098	$ 1,620	$ 3,046
C	308	883	1,582	3,442	208	883	1,582	3,442
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 140 % of the average value of its portfolio.

Principal Investment Strategies — The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ ADRs ”) , that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2000 Value Index. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Fund generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index, which is an unmanaged index measuring the performance of the small cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values.

Security Investors, LLC (the “Investment Manager”) typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks — An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company’s stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Fund’s use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information — The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A share performance from year to year and by showing how the Fund’s average annual returns for the one year and since inception periods have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling 1-800-888-2461.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return
2Q 2009 31.14%

Lowest Quarter Return
2Q 2010 -8.27%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”) . After-tax returns are shown for Class A only. After-tax returns for Class C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010 )

	1 Year	Since Inception 7/14/2008
Class A
Return before taxes	14.64%	23.77%
Return after taxes on distributions	11.28%	20.61%
Return after taxes on distributions and sale of fund shares	11.08%	18.87%
Class C	19.94%	25.90%
Index
Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	24.49%	7.95%

Management of the Fund — Security Investors, LLC (the “Investment Manager”) serves as the investment manager of the Fund. James Schier is primarily responsible for the day-to-day management of the Fund and holds the title of “Portfolio Manager” with the Investment Manager. He has managed the Fund since November 2008.

Purchase and Sale of Fund Shares — You may purchase or redeem Fund shares through your broker/ dealer, other financial intermediary that has an agreement with Rydex Distributors, LLC, the Fund’s distributor, or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of any class of the Fund on any day the New York Stock Exchange is open for business. The minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan).

Tax Information — Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

Payments to Broker/Dealers and Other Financial Intermediaries — If you purchase Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Fund Summaries

Rydex | SGI Large Cap Concentrated Growth Fund

Investment Objective — The Large Cap Concentrated Growth Fund seeks long-term growth of capital.

Fees and Expenses of the Fund — This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Buying Shares—Class A Shares” section on page 55 of the Fund’s prospectus and the “How to Purchase Shares” section on page 3 7 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4 .75%	Closed to new subscriptions	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	5%	1% 1
1 If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See “Waiver of Deferred Sales Charge” for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.73%	0.73%	0.73%
Total annual fund operating expenses	1.73%	2.48%	2.48%
Fee waiver (and/or expense reimbursement)1	-0.38%	-0.38%	-0.38%
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)	1.35%	2.10%	2.10%
1
The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have “Total annual fund operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

	Redeemed				Not Redeemed
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
A	$ 606	$ 959	$ 1,341	$ 2,389	$ 606	$ 959	$ 1,341	$ 2,389
B	713	1,036	1,486	2,602	213	736	1,286	2,602
C	313	736	1,286	2,787	213	736	1,286	2,787
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 190 % of the average value of its portfolio.

Principal Investment Strategies — The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ ADRs ”) , of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Growth Index. The Fund focuses its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings and/or revenue growth. The Fund is non-diversified, which means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Security Investors, LLC (the “Investment Manager”) selects what it believes to be premier growth companies as the core position for the Fund using a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach. Portfolio holdings will be replaced when one or more of a company’s fundamentals have changed, and, in the opinion of the Investment Manager, it is no longer a premier growth company. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Growth Index, which is an unmanaged index measuring the performance of the large cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values.

The Fund may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns. The Fund also may invest in ADRs.

The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund , which results in higher portfolio turnover .

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund also may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity.

The Fund typically sells a stock if its growth prospects diminish or if better opportunities become available.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks — An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to share-

holders of the Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company’s stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Fund’s use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Performance Information — The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A share performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling 1-800-888-2461.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return
4Q 2001 20.45%

Lowest Quarter Return
4Q 2008 -19.83%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010 )

	1 Year	5 Years	10 Years
Class A
Return before taxes	9.53%	-1.83%	-1.42%
Return after taxes on distributions	9.37%	-2.13%	-1.57%
Return after taxes on distributions and sale of fund shares	6.20%	-1.56%	-1.20%
Class B	10.34%	-1.76%	-1.42%
Class C	14.44%	-1.39%	-1.57%
Index
Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	16.71%	3.75%	0.02%

Management of the Fund — Security Investors, LLC (the “Investment Manager”) serves as the investment manager of the Fund. Mark Bronzo is primarily responsible for the day-to-day management of the Fund and holds the title of “Portfolio Manager” with the Investment Manager. He has managed the Fund since February 2008.

Purchase and Sale of Fund Shares — You may purchase or redeem Fund shares through your broker/ dealer, other financial intermediary that has an agreement with Rydex Distributors, LLC, the Fund’s distributor , or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of any class of the Fund on any day the New York Stock Exchange is open for business. Class B shares are closed to new subscriptions from either existing or new shareholders. The minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan).

Tax Information — Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

Payments to Broker/Dealers and Other Financial Intermediaries — If you purchase Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Fund Summaries

Rydex | SGI Mid Cap Growth Fund

Investment Objective — The Mid Cap Growth Fund seeks capital appreciation.

Fees and Expenses of the Fund — This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page 85 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Buying Shares—Class A Shares” section on page 55 of the Fund’s prospectus and the “How to Purchase Shares” section on page 3 7 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4 .75%	Closed to new subscriptions	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	5%	1% 1
1 If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See “Waiver of Deferred Sales Charge” for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.67%	0.67%	0.68%
Total annual fund operating expenses	1.67%	2.42%	2.43%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

	Redeemed				Not Redeemed
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
A	$ 637	$ 976	$ 1,339	$ 2,357	$ 637	$ 976	$ 1,339	$ 2,357
B	745	1,055	1,491	2,571	245	755	1,291	2,571
C	346	758	1,296	2,766	246	758	1,296	2,766

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138 % of the average value of its portfolio.

Principal Investment Strategies — The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ ADRs ”) , that, when purchased, have market capitalizations that are usually within the range of companies in the Russell Midcap Growth Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Fund generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Mid Cap Growth Index, which is an unmanaged index measuring the performance of the mid cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values.

Security Investors, LLC (the “Investment Manager”) uses a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks. The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for appreciation and may invest in a limited number of industries or industry sectors. The Investment Manager identifies the securities of companies that it believes are in the early to middle stages of growth and are valued at a reasonable price. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly. Certain investment vehicles’ securities in which the Fund may invest may be illiquid.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund’s portfolio, to increase returns or to maintain exposure to the equity markets.

The Fund actively trade s its investments without regard to the length of time they have been owned by the Fund , which results in higher portfolio turnover .

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

The Fund typically sells a stock if its growth prospects diminish or if better opportunities become available.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks — An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company’s stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Fund’s use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Performance Information — The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A share performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling 1-800-888-2461.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return
2Q 2003 28.83%

Lowest Quarter Return
3Q 2001 -27.27%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”) . After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns (For the periods ended December 31, 2010 )

	1 Year	5 Years	10 Years
Class A
Return before taxes	15.97%	-1.46%	0.50%
Return after taxes on distributions	15.97%	-2.59%	-0.35%
Return after taxes on distributions and sale of fund shares	10.38%	-1.44%	0.30%
Class B	17.11%	-1.31%	0.48%
Class C	21.07%	-1.05%	0.31%
Index
Russell Midcap Growth Index (reflects no deductions for fees, expenses, or taxes)	26.38%	4.88%	3.12%

Management of the Fund — Security Investors, LLC (the “Investment Manager”) serves as the investment manager of the Fund. Joseph O’Connor is primarily responsible for the day-to-day management of the Fund and holds the title of “Portfolio Manager” with the Investment Manager. He has managed the Fund since February 2008.

Purchase and Sale of Fund Shares — You may purchase or redeem Fund shares through your broker/ dealer, other financial intermediary that has an agreement with Rydex Distributors, LLC, the Fund’s distributor , or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of any class of the Fund on any day the New York Stock Exchange is open for business. Class B shares are closed to new subscriptions from either existing or new shareholders. The minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan).

Tax Information — Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

Payments to Broker/Dealers and Other Financial Intermediaries — If you purchase Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Additional Information Regarding Investment Objectives and Strategies

The Board of Directors of the Funds may change the Funds’ investment objectives and strategies at any time without shareholder approval. A Fund will provide written notice to shareholders prior to, or concurrent with, any such change as required by applicable law. Should a Fund with a name suggesting a specific type of investment or industry change its policy of investing at least 80% of its assets in the type of investment or industry suggested by its name, the Fund will provide shareholders at least 60 days’ notice prior to making the change. As with any investment, there can be no guarantee the Funds will achieve their investment objectives.

Descriptions of Principal Risks

Additional information on the principal risks of the Funds is described below. Not all of the risks apply to each Fund. A list of the main risks that apply to a particular Fund can be found under the “Principal Risks” heading for that Fund. However, the fact that a particular risk was not indicated as a principal risk for a Fund does not mean that the Fund is prohibited from investing its assets in securities that give rise to that risk. It simply means that the risk is not a principal risk for that Fund. For example, the risk of investing in smaller companies was not listed as a principal risk for Large Cap Value Fund. This does not mean that Large Cap Value Fund is prohibited from investing in smaller companies, only that the risk of smaller companies is not one of the main risks associated with Large Cap Value Fund. The Portfolio Manager for a Fund has considerable leeway in choosing investment strategies and selecting securities that he or she believes will help the Fund achieve its investment objective. In seeking to meet its investment objective, a Fund’s assets may be invested in any type of security or instrument whose investment characteristics are consistent with the Fund’s investment program.

In addition, investors should note that, to the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time, to merge or reorganize itself or a class of shares, or to cease operations and liquidate at any time.

Active Trading Risk — Active trading will increase the costs a Fund incurs because of higher brokerage charges or mark-up charges, which are passed on to shareholders of the Fund, and, as a result, may lower the Fund’s performance. It may also result in short-term capital gains, which may increase the amount of tax an investor pays on a Fund’s distributions.

Credit Risk — It is possible that some issuers of fixed income securities will not make payments on debt securities held by a Fund, or there could be defaults on repurchase agreements held by a Fund. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond can affect the bond’s liquidity and make it more difficult for a Fund to sell.

Emerging Markets Risk — All of the risks of investing in foreign securities are heightened by investing in less developed and developing countries, which are sometimes referred to as emerging markets. The markets of developing countries historically have been more volatile than the markets of developed countries with mature economies. For example, the political and economic structures in these countries may be young and developing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative, but often have provided higher rates of return, and greater risks, to investors.

Equity Derivatives Risk — Equity derivatives include options, futures and options on futures, which may be used to hedge a Fund’s portfolio, to increase returns or to maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. These risks may include illiquidity of the equity derivative, imperfect correlation with underlying investments or a Fund’s other portfolio holdings, lack of availability, counterparty risks, valuation risks and legal restrictions. In addition, when a Fund sells covered call options, it receives cash but limits its opportunity to profit from an increase in the market value of the security beyond the exercise price (plus the premium received). The gain may be less than if the Fund had not sold an option on the underlying security. Accordingly, there is the risk that such practices may fail to serve their intended purposes and may reduce returns or increase volatility. There is also the risk that a Fund could lose more than the amount the Fund invested in the derivatives. These practices also entail transactional expenses and may cause a Fund to realize higher amounts of short-term capital gains than if the Fund had not engaged in such transactions.

Equity Securities Risk — Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. A Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk — Investing in foreign investments, including investing in foreign securities through American Depositary Receipts involve certain special risks, including, but not limited to: (1) unfavorable changes in currency exchange rates; (2) adverse political and economic developments; (3) unreliable or untimely information; (4) limited legal recourse; (5) limited markets; (6) higher operational expenses; and (7) illiquidity. These risks may even be higher in underdeveloped markets.

Foreign investments are normally issued and traded in foreign currencies. As a result, their values may be affected by changes in the exchange rates between particular foreign currencies and the U.S. dollar. Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or transport of foreign currency, and tax increases. There may also be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The legal remedies for investors in foreign investments may be more limited than those available in the United States. Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than domestic investments, which means a Fund may at times be unable to sell its foreign investments at desirable prices. For the same reason, a Fund may at times find it difficult to value its foreign investments. Brokerage commissions and other fees are generally higher for foreign investments than for domestic investments. The procedures and rules for settling foreign transactions may also involve delays in payment, delivery or recovery of money or investments. Foreign withholding taxes may reduce the amount of income available to distribute to shareholders of the Funds.

Growth Stocks Risk — Investments in growth stocks may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.

Index Risk — The performance of an underlying fund or other investment that seeks to track a benchmark index may not correspond to the benchmark index for any period of time. Such an investment may not duplicate the exact composition of its index. In addition, unlike a fund or other investment, the returns of an index are not reduced by expenses, and therefore, the ability of a fund to match the performance of the index is adversely affected by the costs of buying and selling investments as well as other expenses.

Interest Rate Risk — Investments in fixed income securities are subject to the possibility that interest rates could rise sharply, causing the value of a Fund’s securities and share price to decline. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds in a Fund, the more a Fund’s share price will fluctuate in response to interest rate changes.

Investment in Investment Vehicles Risk — Investments in investment companies or other investment vehicles may include index-based unit investment trusts such as Standard & Poor’s Depositary Receipts (“SPDRs”) and similar securities of other investment companies, including mutual funds and exchange traded funds (“ETFs”). Such index-based investments sometimes hold substantially all of their assets in securities representing a specific index. In the case of SPDRs, the index represented is the S&P 500 Index , but a Fund may invest in other index-based investments designed to track other indexes or market sectors. To the extent a Fund invests in other investment companies or vehicles, the Fund and its shareholders will incur its pro rata share of the underlying investment companies’ or vehicles’ expenses, such as investment advisory and other management expenses, and shareholders will be required to pay the operating expenses of two or more investment vehicles. In addition, a Fund will be subject to the effects of business and regulatory developments that affect an underlying investment company or vehicle or the investment company industry generally. A Fund may use index-based investments as a way of managing its cash position, to maintain liquidity while gaining exposure to the equity markets, or a particular sector of the equity market, or to seek to avoid losses in declining market conditions.

Leverage Risk — The use of derivatives may create leveraging risk. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial impact on the net asset value of a Fund. Leveraging may cause a Fund to be more volatile than if it had not been leveraged. To mitigate leveraging risk, a Fund segregates liquid assets to meet its obligations under, or otherwise covers, the transactions that may give rise to this risk. Leverage can also arise through the use of borrowing for investment purposes .

Liquidity Risk — Investments are subject to liquidity risks when they are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of a Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Management Risk — The Funds are subject to management risk because they are actively managed investment portfolios. The Investment Manager, and in the case of a Fund that is also managed by a sub-adviser, the Investment Manager and sub-adviser, and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Investment Manager, any sub-adviser and each individual portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

Market Risk — Equity securities fluctuate in price, and their prices tend to fluctuate more dramatically over the shorter term than do the prices of other asset classes. These movements may result from factors affecting individual companies or from broader influences like changes in interest rates, market conditions, investor confidence or changes in economic, political or financial market conditions. Volatility of financial markets can expose a Fund to greater market risk, possibly resulting in greater liquidity risk. Market conditions also may lead to increased regulation of a Fund and the instruments in which the Fund may invest, which may, in turn, affect the Fund’s ability to pursue its investment objective and the Fund’s performance.

Non-Diversification Risk — A non-diversified Fund may hold larger positions in a smaller number of securities than a diversified Fund. As a result, a change in the market value of a single security may have a greater impact on a Fund’s net asset value and total return. A non-diversified Fund is expected to be more volatile than a diversified Fund.

Overweighting Risk — Overweighting investments in certain sectors or industries of the stock market increases the risk that a Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Preferred Securities Risk — Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Restricted Securities Risk — Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 (“1933 Act”). Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid and, therefore, are subject to a Fund’s limitation on illiquid securities.

Restricted securities (including Rule 144A Securities, defined below) may involve a high degree of business and financial risk which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. In particular, Rule 144A Securities may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Rule 144A permits the resale to “qualified institutional buyers” of “restricted securities” that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted on NASDAQ (“Rule 144A Securities”).

Investing in Rule 144A Securities and other restricted securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

Short Sales Risk — A short sale entails selling a borrowed security with the expectation that the price of the security will decline so that a Fund may purchase the security at a lower price when the Fund must return the security that it borrowed. While the potential losses associated with investing in stocks are typically limited to the original cost of the securities, the potential for losses associated with short positions is much greater than the original value of the securities sold short. A Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price, resulting in a loss. Short sales also subject a Fund to risks related to the lender (such as bankruptcy risks) or the general risk that the lender does not comply with its obligations. The use of short sales may cause a Fund to have higher expenses than those of equity mutual funds that do not engage in short sales, including the cost of paying the lender an amount equal to any dividends on the borrowed securities. Also, short sales may be subject to legal restrictions, which may limit the ability of a Fund to implement its strategies.

Smaller Companies Risk — The equity securities of smaller companies may be particularly volatile, especially during periods of economic uncertainty. Securities of smaller companies may present additional risks because their earnings are less predictable and their securities are often less liquid than those of larger, more established companies. Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk — Companies in the rapidly changing fields of technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. The level of risk will be increased to the extent that a Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management.

Value Stocks Risk — Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While the Funds’ investments in value stocks may limit downside risk over time, a Fund may, as a trade-off, produce more modest gains than riskier stock funds.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ underlying portfolio securities is available in the Funds’ Statement of Additional Information and on their website at www.rydex-sgi.com. In addition, investors should note that the Funds publish a complete list of their month-end portfolio holdings on their website generally within one to two business days after the end of each calendar month. Such information will remain online for four months, or as otherwise required by law.

Investment Manager

Security Investors, LLC (the “Investment Manager“), One Security Benefit Place, Topeka, Kansas 66636, is the Funds’ investment manager. On September 30, 2010 , the aggregate assets under the investment management of the Investment Manager were approximately $ 5.1 billion. The Investment Manager makes investment decisions for the assets of the Funds and continuously reviews, supervises and administers each Fund’s investment program.

Management Fees — The following chart shows the aggregate investment management fees paid by each Fund during the last fiscal year, except as otherwise indicated. For Funds for which the Investment Manager has retained a sub-adviser, the Investment Manager, and not the Funds, is responsible for payment of sub-advisory fees.

The Investment Manager may waive some or all of its management fee to limit the total operating expenses of a Fund to a specified level. The Investment Manager also may reimburse expenses of a Fund from time to time to help it maintain competitive expense ratios. These arrangements may be voluntary, in which case they may be terminated at any time. The fees without waivers or reimbursements are shown in the fee tables in each Fund’s summary information.

Management Fees (Net of Waivers) (expressed as a percentage of average net assets)
Large Cap Value Fund	0.65%
Large Cap Core Fund	0.75%
All Cap Value Fund	0.70%
Alpha Opportunity Fund	1.25%
Global Fund	1.00%
Mid Cap Value Fund1	0.79%
Small Cap Growth Fund2	0.85%
Small Cap Value Fund	1.00%
Large Cap Concentrated Growth Fund	0.75%
Mid Cap Growth Fund	0.75%
1 Mid Cap Value Fund’s management fee is paid at an annual rate of 1.00% of the average daily net assets of $200 million or less, and 0.75% of the average daily net assets of the Fund in excess of $200 million.

Additionally, as noted in the “Fund Summary” section for certain Funds, the Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. A Fund with a contractual fee waiver may have “Total annual fund operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by a Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the I nvestment Manager ceases to serve as such (subject to recoupment rights).

A discussion regarding the basis for the Board of Directors approving any investment advisory contract on behalf of each of the Funds is available in the Fund's semi-annual report for fiscal half-year ending March 31, 2010 .

Portfolio Managers — The Portfolio Managers of the Investment Manager oversee the day-to-day operations of the following Funds:

Large Cap Core Fund and Large Cap Concentrated Growth Fund

Mark P. Bronzo, Portfolio Manager of the Investment Manager, has been the co-manager of Large Cap Core Fund and the manager of Large Cap Concentrated Growth Fund since February 2008. Prior to joining the Investment Manager in 2008, he was a Managing Director and member of the Board of Managers of Nationwide Separate Accounts LLC, the successor advisor to Groupama Asset Management N.A. (“GAMNA”) and Chairman, President and Chief Executive Officer of the Gartmore Mutual Funds II, Inc. From 1995 to 2003, he served as Senior Vice President, Managing Director and Board member of GAMNA. Mr. Bronzo earned a Bachelor of Arts degree in Economics from Boston College and an MBA in Finance from New York University. He is a Chartered Financial Analyst charterholder.

Mid Cap Growth Fund and Small Cap Growth Fund

Joseph C. O’Connor, Portfolio Manager of the Investment Manager, has been the manager of Mid Cap Growth Fund since February 2008 and Small Cap Growth Fund since November 2008. Prior to joining the Investment Manager in 2008, he was a Managing Director of Nationwide Separate Accounts LLC, the successor advisor to Groupama Asset Management N.A. (“GAMNA”). From 2000 to 2003, he served as Senior Vice President, Managing Director and Board member of GAMNA. Mr. O’Connor earned a Bachelor of Science degree in Finance from St. John’s University.

All Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund

James P. Schier, Senior Portfolio Manager of the Investment Manager, has been the manager of Mid Cap Value Fund since its inception in 1997, the Small Cap Value Fund since its inception in July 2008, and the All Cap Value Fund since October 2008 (co-managing with Mr. Mitchell from its inception). While employed by the Investment Manager, he also served as a research analyst. Prior to joining the Investment Manager in 1995, he was a portfolio manager for Mitchell Capital Management from 1993 to 1995. From 1988 to 1993, he served as Vice President and Portfolio Manager for Fourth Financial. Prior to 1988, Mr. Schier served in various positions in the investment field for Stifel Financial, Josepthal & Company and Mercantile Trust Company. Mr. Schier earned a Bachelor of Business degree from the University of Notre Dame and an MBA from Washington University. He is a Chartered Financial Analyst charterholder.

All Cap Value Fund, Large Cap Core Fund, and Large Cap Value Fund

Mark A. Mitchell, Portfolio Manager of the Investment Manager, has managed the Large Cap Value Fund since July 2005. He has managed the Large Cap Core Fund since February 2004 (co-managing with Mr. Bronzo since February 2008) and the All Cap Value Fund since October 2008 (co-managing with Mr. Schier from its inception). Prior to joining the Investment Manager, Mr. Mitchell was employed by GE Investments and its successor company, GE Asset Management, from 1994 to 2002 in the following positions: Senior Financial Analyst, Taxable Fixed Income from 1994 to 1995; Sector Portfolio Manager and Research Analyst from 1996 to 1998; Vice President, Assistant Portfolio Manager from 1998 to 1999; Vice President, Sector Portfolio Manager and Research Analyst from 1999 to 2001; and most recently as Vice President, Portfolio Manager, US Equities. Prior to 1994, Mr. Mitchell served in various positions with GE Capital. Mr. Mitchell holds a Bachelor of Science degree with an emphasis in Finance from the University of Nebraska and is a graduate of the GE Financial Management Program. He is a Chartered Financial Analyst charterholder.

Alpha Opportunity Fund

Michael P. Byrum , Portfolio Manager of the Investment Manager, has co-managed the Indexed Sub-Portfolio of the Alpha Opportunity Fund since May 2010. Mr. Byrum has been a Senior Vice President of the Investment Manager since 2010.  He previously was the President and Chief Investment Officer of Rydex Investments (the business name of Rydex Advisors, LLC and Rydex Advisors II, LLC, and affiliates of the Investment Manager, which merged with and into the Investment Manager as of January 2011), and has been associated with Rydex Investments since it was founded in 1993. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University in Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa , Portfolio Manager of the Investment Manager, has co-managed the Indexed Sub-Portfolio of the Alpha Opportunity Fund since May 2010. Mr. Dellapa has been associated with Rydex Investments (the business name of Rydex Advisors, LLC and Rydex Advisors II, LLC, and affiliates of the Investment Manager, which merged with and into the Investment Manager as of January 2011) since 2000. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Ryan A. Harder , Portfolio Manager of the Investment Manager, has co-managed the Indexed Sub-Portfolio of the Alpha Opportunity Fund since May 2010. Mr. Harder and has been associated with Rydex Investments (the business name of Rydex Advisors, LLC and Rydex Advisors II, LLC, and affiliates of the Investment Manager, which merged with and into the Investment Manager as of January 2011) since 2004. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an assistant portfolio manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Alpha Opportunity Fund and Global Fund

Scott F. Klimo , Portfolio Manager of the Investment Manager , he has been a co-manager of Global Fund since August 2007 and a co-manager of the Global Long/Short Sub-Portfolio of the Alpha Opportunity Fund since August 2008. Mr. Klimo was a portfolio manager of Avera from October 2001 until he joined Security Global Advisors, LLC, (which was merged with and into the Investment Manager as of January 2011) in June 2007. Prior to joining Avera, he worked as a senior international analyst for Founders Asset Management in Denver from December 1999 to September 2001, focusing on consumer durables and non-durables, telecommunications and telecom equipment. Before joining Founders, Mr. Klimo was an assistant portfolio manager for the State of Wisconsin Investment Board from May 1998 to November 1999 where he helped manage a $4 billion international portfolio with a value-oriented investment style. He began his investment career in 1987 as an analyst for Crosby Securities in Hong Kong, before progressing to Thailand Research Director for Smith New Court Far East. Mr. Klimo graduated from Hamilton College with a Bachelor of Arts degree in Asian Studies and immediately left for Asia, where he spent the next eleven years. He is a Chartered Financial Analyst charterholder.

David Whittall , Portfolio Manager of the Investment Manager , he has been a co-manager of Global Fund since August 2007 and a co-manager of the Global Long/Short Sub-Portfolio of the Alpha Opportunity Fund since August 2008. Mr. Whittall was a portfolio manager of Avera from March 2004 until June 2007 when he joined Security Global Advisors, LLC, (which was merged with and into the Investment Manager as of January 2011). Prior to joining Avera, Mr. Whittall was senior vice president and the senior international equity salesman at HSBC in San Francisco from January 2003. Prior to HSBC, he was a vice president at JP Morgan and their senior European equity salesman in San Francisco from May 2001 to October 2002. Before his work in international equity sales, Mr. Whittall spent seven years at Montgomery Asset Manage  ment where he was a senior analyst, portfolio manager and principal. Mr. Whittall graduated from UC Berkeley with a Bachelor of Arts degree in Asian Studies. He spent one year as a UC Regent’s scholar at Beijing University in the People’s Republic of China.

Mark Kress , Portfolio Manager of the Investment Manager , he has been a co-manager of Global Fund since August 2007 and a co-manager of the Global Long/Short Sub-Portfolio of the Alpha Opportunity Fund since August 2008. Along with Mr. Perullo, Mr. Kress is jointly responsible for risk management analysis and the implementation of quantitative research methods for the Funds. Mr. Kress was a senior quantitative analyst at Avera from August 2001 until he joined Security Global Advisors, LLC, (which was merged with and into the Investment Manager as of January 2011) in June 2007. Mr. Kress holds a Bachelor of Science degree in Managerial Economics from the University of California at Davis and an MBA from the University of California at Berkeley Haas School of Business. He is a Chartered Financial Analyst charterholder.

Yon Perullo , Senior Quantitative Analyst of the Investment Manager , he has been co-manager of Global Fund since June 2007 and a co-manager of the Global Long/Short Sub-Portfolio of the Alpha Opportunity Fund since August 2008. Along with Mr. Kress, Mr. Perullo is jointly responsible for risk management analysis and the implementation of quantitative research methods for the Funds. In 2007, Mr Perullo joined Security Global Advisors, LLC, (which was merged with and into the Investment Manager as of January 2011).  From 2004 to 2007, Mr. Perullo was co-founder and portfolio manager at Nascent Strategies, LLC, a hedge fund that specialized in quantitative market neutral investing, where he was directly responsible for building the quantitative screening and risk management models employed by the fund. From 1998 to 2004, Mr. Perullo served as Vice President of Quantitative Analytics at FactSet Research Systems where he directed the global sales and development of FactSet’s suite of quantitative products, including alpha modeling, portfolio simulation and risk analysis. Mr. Perullo holds a Bachelor of Arts in Chemistry from the University of Rhode Island and is a Chartered Financial Analyst charterholder.

The Funds’ Statement of Additional Information provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Sub-Advisers

The Investment Manager and the Funds have received from the U.S. Securities and Exchange Commission an exemptive order for a multi-manager structure that allows the Investment Manager to hire, replace or terminate unaffiliated sub-advisers without the approval of shareholders. The order also allows the Investment Manager to revise a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Funds’ Board of Directors, but without shareholder approval. If a new unaffiliated sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The Investment Manager provides the following oversight and evaluation services to those Funds which use a sub-adviser:

·	performing initial due diligence on prospective sub-advisers for the Funds

·	monitoring the performance of the sub-advisers

·	communicating performance expectations to the sub-advisers ; and

·	ultimately recommending to the Board of Directors whether a sub-adviser's contract should be renewed, modified or terminated.

The Investment Manager does not expect to recommend frequent changes of sub-advisers. Although the Investment Manager will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Fund will obtain favorable results at any given time.

The Investment Manager has engaged Mainstream Investment Advisers, LLC (“Mainstream”) to provide investment advisory services to a portion of Alpha Opportunity Fund. Mainstream has operated as an investment sub-adviser to Alpha Opportunity Fund since July 2003. Mainstream, 101 West Spring Street, Fourth Floor, New Albany, Indiana 47150, managed approximately $ 457 million in client assets as of September 30, 2010 .

Portfolio Managers — The Portfolio Managers of the Sub-Adviser oversee the day-to-day operations of the following Fund as indicated:

Alpha Opportunity Fund

William H. Jenkins, Manager of Mainstream, has been a co-manager of a portion of the Alpha Opportunity Fund since its inception in July 2003. He has more than 35 years of investment experience. Prior to co-founding Mainstream in July 1997, Mr. Jenkins spent the most recent 15 years with Providian Corporation as their equity portfolio manager. From 1988 to 1991, he was head of new asset and liability strategies for Providian, in addition to his equity portfolio management responsibilities. Prior to Providian, Mr. Jenkins worked as a portfolio manager/ analyst at McGlinn Capital, Delaware Investment Advisors and Mellon Bank and Trust. Mr. Jenkins holds a Bachelor’s degree from Grove City College and an MBA from New York University. He is a Chartered Financial Analyst charterholder.

Charles F. Craig, Portfolio Manager at Mainstream, has primary responsibility for the international long/short strategy portion of the Alpha Opportunity Fund that is managed by Mainstream. He has a long history with the firm and its personnel dating back over 11 years ago when he began an internship with William Jenkins at Providian Corporation. In addition to his experience in equity analysis, trading and portfolio management with Mainstream, Mr. Craig worked in futures trading for RQSI and financial planning with American Express. Mr. Craig holds a Bachelor’s degree from the University of Louisville and an MBA from the Kelley School of Business at Indiana University. He is a Chartered Financial Analyst charterholder.

The Funds’ Statement of Additional Information provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

Buying Shares

Shares of the Funds are available through broker/dealers, banks, and other financial intermediaries that have an agreement with the Funds’ distributor , Rydex Distributors, LLC (the Distributor”) , or with the Funds’ Transfer Agent (“authorized financial intermediaries”). Shares are priced at the net asset value per share (NAV) next determined after receipt and acceptance of a purchase order by the Fund’s transfer agent, Distributor or an authorized financial intermediary. Authorized financial intermediaries of the Funds may also designate further intermediaries to accept purchase and redemption orders on behalf of the Funds. Authorized financial intermediaries may charge fees in connection with an investment in the Fund. Fund shares purchased directly from the Fund are not assessed such additional charges but may be subject to a front-end sales charge as noted under the section titled “Class A Shares.” Purchase orders by a fund of funds for which the Investment Manager or an affiliate serves as investment manager will be treated as received by a Fund at the same time that the corresponding purchase orders are received in proper form by the fund of funds and accepted.

There are two different ways to buy shares of the Funds: Class A shares or Class C shares. Class B shares are closed to new subscriptions from either new or existing shareholders. The All Cap Value Fund, Alpha Opportunity Fund and Small Cap Value Fund also offer Institutional Class shares in a different prospectus. The different classes of a Fund differ primarily with respect to the sales charges and Rule 12b-1 distribution and service fees for each class. The minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan). The Funds reserve the right to reject any order to purchase shares in whole or in part.

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as traveler’s checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks), cashier’s checks, or bank checks. The Funds reserve the right to refuse other payment instructions if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

The Funds no longer issue certificates; all Fund shares are issued in non-certificate form.

Customer Identification and Verification — To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Fund must obtain the following information for each person/entity that opens an account:

·	Name;

·	Date of birth (for individuals);

·	Residential or business street address (although post office boxes are still permitted for mailing); and

·	Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations, plans and other entities.

Federal law prohibits the Fund and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after your account is closed, and you bear the risk of any loss.

Market Timing/Short-Term Trading — Some investors try to profit from various short-term or frequent trading strategies known as market timing . F or example, some investors transfer money into mutual funds when they expect prices to rise and tak e money out when they expect prices to fall, or transfer money from one Fund to another and then back again after a short period of time. As money is transferred in and out, a Fund incurs expenses for buying and selling securities, and increased portfolio turnover may result in adverse tax consequences, such as short-term capital gains (taxed as ordinary income to investors). Excessive purchases, redemptions or exchanges of a Fund's shares disrupt portfolio management, hurt Fund performance and drive Fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs. Investors may be more likely to attempt to engage in market timing with respect to Funds that invest a significant portion of their assets in the securities of foreign issuers, securities that are thinly traded and/or securities such as certain high yield securities that do not routinely have readily available market quotations.

The Board of Directors has adopted policies and procedures against market timing, and the Funds discourage market timing or excessive trading. If you wish to engage in such practices, we request that you do not purchase shares of any of the Funds. Each Fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, that it reasonably determines to be market timing or excessive trading by a shareholder or accounts under common control. Transactions placed through the same authorized financial intermediary on an omnibus basis may be rejected in whole or in part by a Fund. Transactions accepted by an authorized financial intermediary in violation of the market timing/short-term trading policies and procedures are not deemed accepted by the Funds and may be cancelled or revoked by the Funds by the close of business on the next business day following receipt.

The policies and procedures of the Funds are intended to restrict transactions that are disruptive to the Funds or potentially disadvantageous to other shareholders. Although the Funds have adopted policies and procedures, the Funds may be dependant upon authorized financial intermediaries that offer the Funds’ shares to assist in implementing these policies and procedures or may rely on the policies and procedures of such financial intermediaries. When considering if certain restrictions or limitations should be applied to shareholder transactions, the Funds' policies and procedures take into account, among other things, the following factors:

·	the total dollar amount being transferred;

·	the number of transfers made within the previous 12 months;

·	transfers to and from (or from and to) the same Fund;

·	whether a shareholder's transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

·	whether a shareholder's transfers appear to be part of a group of transfers made by a third party on behalf of individual shareholders in the group.

If it is determined that a shareholder's transfer patterns among a Fund and others are disruptive or potentially disadvantageous to other shareholders, the Fund will send the shareholder a letter notifying the shareholder that the Fund is prohibiting the shareholder from making any additional purchases for a 90-day period that begins on the date of the letter. This restriction will be applied after the shareholder makes four “round trip transfers” during any prior 12-month period. A “round trip transfer” is a transfer (1) from a Fund followed by a transfer to the Fund or (2) to a Fund followed by a transfer from the Fund. The restriction on “round trip transfers” is waived for, and no restrictions are applied to, transfers, purchases and redemptions of a Fund by certain “funds of funds” within the Funds’ group of investment companies that are made (1) as part of the routine allocation and rebalancing transactions for such funds of funds or (2) in order to allow for inflows and outflows of investors in such funds of funds, so long as the market timing policies and procedures for such funds of funds are consistent with the Funds’ objective of avoiding disruption due to market timing. This waiver may be extended in the future without notice to permit investments by additional funds of funds in the Funds.

In their sole discretion, the Funds may revise their market timing procedures at any time without prior notice as they deem necessary or appropriate, including changing the criteria for monitoring market timing and other harmful trading (including, without limitation, imposing dollar or percentage limits on transfers). For purposes of applying the criteria used to detect potential market timing and other potentially harmful trading activity, the Funds may aggregate transfers made in two or more transactions that the Funds believe are connected (for example, two transactions by the same owner, or by spouses, or by different partnerships or corporations that are under common control, etc.).

Shareholders who seek to engage in programmed, frequent, or high volume transfer activity may deploy a variety of strategies to avoid detection, and the Funds’ or an authorized financial intermediary’s or a fund of funds’ ability to detect and deter harmful trading activity may be limited by operational and information systems capabilities. Furthermore, the identification of investors determined to engage in harmful trading activity involves judgments that are inherently subjective. Accordingly, despite their best efforts, neither the Funds, the authorized financial intermediaries that sell the Funds’ shares nor the funds of funds that invest in the Funds can guarantee that the policies and procedures will detect every potential market timer. The Funds apply the policies and procedures adopted by the Board of Directors consistently to all investors without special arrangement, waiver, or exception (except with respect to certain funds of funds within the Funds’ group of investment companies as discussed above).

Because the Funds cannot guarantee that all harmful trading activity will be detected and because the cooperation of authorized financial intermediaries cannot be assured, shareholders bear the risks associated with such activity, including potential disruption of portfolio management, potentially lower performance, and higher expenses. Due to the risk that the Funds, a financial intermediary, or a fund of funds implementing the policies and procedures may not detect all harmful trading activity, it is possible that some shareholders may inadvertently be treated differently than shareholders who are not permitted to engage in harmful trading activity. Those shareholders that do not engage in harmful trading activity nonetheless will bear the costs associated with such activity.

Class A Shares — Class A shares are subject to a sales charge at the time of purchase. An order for Class A shares will be priced at a Fund’s NAV next calculated after the order is received in good order and accepted by the Funds or an authorized financial intermediary, plus the sales charge set forth below. The NAV, plus the sales charge, is the “offering price.” A Fund’s NAV is generally calculated as of the close of trading on each day the New York Stock Exchange (NYSE) is open (usually 4:00 p.m. Eastern Standard Time).

	Sales Charge
Amount of Order (Offering Price)	As a Percentage of Offering Price	As a Percentage of Net Amount Invested
Less than $ 10 0,000	4.75%	4.99%
$100,000 to $249,999	3.75%	3.90%
$250,000 to $499,999	2.75%	2.83%
$500,000 to $999,999	2.00%	2.04%
$1,000,000 or more*	None	None
*  Purchases of $1,000,000 or more are not subject to a sales charge at the time of purchase, but are subject to a deferred sales charge of 1.00% if redeemed within one year following purchase. The deferred sales charge is a percentage of the lesser of the NAV of the shares redeemed or the net cost of such shares. Shares that are not subject to a deferred sales charge are redeemed first.

As indicated in the table above, substantial investments receive lower sales charge rates. In order to reduce your Class A sales charges, you, your spouse, and your dependents (under the age of 21) may combine all of your Fund investments into one purchase. You may also, under rights of accumulation, combine all previous purchases of the Fund with a contemplated current purchase and receive the reduced applicable front-end sales charge. In addition, you may submit a Statement of Intention to help reduce your sales charges. This Statement allows you to count all Class A investments within a 13-month period as if you were making all of the investments at the same time, in order to qualify for reduced sales charges. If you do not fulfill the commitment reflected in your Statement of Intention, you will bear the sales charge rate associated with your total purchases, less redemptions. The Funds also make available a reinstatement privilege to reduce your sales charges in the event you redeem your shares and then subsequently reinstate your account within 30 days.

Furthermore, Class A shares of a Fund may be purchased without a sales charge by certain funds of funds within the Funds’ group of investment companies or when the purchase is made on the recommendation of (1) a registered investment adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of the investor or (2) a certified financial planner or registered broker-dealer who either charges periodic fees to its customers for financial planning, investment advisory or asset management services, or provides such services in connection with the establishment of an investment account for which a comprehensive “wrap fee” is imposed.

The Distributor must be notified when a purchase is made that may qualify under any of the above provisions. Consequently, an investor acquiring Class A shares directly from the Distributor must indicate in the purchase order that the purchase may qualify under any of the above provisions and must provide enough information to substantiate the claim. If an investor purchases Class A shares through an authorized financial intermediary, the investor must inform such intermediary of any facts, including any records required by the intermediary, that may qualify a purchase for any of the above provisions, such as other holdings of Class A shares held directly with the Funds or through other accounts with other authorized financial intermediaries.

For purposes of qualifying for reduced sales charges on purchases made pursuant to Rights of Accumulation or a Statement of Intention, (1) the amount purchased is measured with respect to the offering price of the shares, and (2) the term “Purchaser“ includes the following persons: an individual, his or her spouse and children under the age of 21; a trustee or other fiduciary of a single trust estate or single fiduciary account established for their benefit; an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Internal Revenue Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Internal Revenue Code.

Rights of Accumulation. To reduce sales charges on purchases of Class A shares of a Fund, a Purchaser may combine the current value of all its holdings of Class A shares , Class B shares, or Class C shares of the Rydex | SGI Funds (including Class A accounts purchased at net asset value) with a contemplated current purchase and receive the applicable reduced front-end sales charge. Current share value may be more or less than at the time of purchase due to price fluctuations and account activity. The Distributor must be notified when a sale takes place which might qualify for the reduced charge on the basis of previous purchases.

Rights of accumulation also apply to purchases representing a combination of the Class A shares of the Funds and Class A shares of other Rydex | SGI Funds in those states where shares of the Fund being purchased are qualified for sale.

Statement of Intention. A Purchaser may choose to sign a Statement of Intention within 90 days after the first purchase to be included thereunder, which will cover future purchases of Class A shares of the Funds and other Rydex | SGI Funds. The amount of these future purchases shall be specified and must be made within a 13-month period (or 36-month period for purchases of $1 million or more) to become eligible for the reduced front-end sales charge applicable to the actual amount purchased under the Statement. Shares equal to four percent ( 4%) of the amount specified in the Statement of Intention will be held in escrow until the statement is completed or terminated. These shares may be redeemed by the Fund if the Purchaser is required to pay additional sales charges.

A Statement of Intention may be revised during the 13-month (or, if applicable, 36-month) period. Additional Class A shares received from reinvestment of income dividends and capital gains distributions are included in the total amount used to determine reduced sales charges. A Statement of Intention may be obtained from the Funds.

Reinstatement Privilege. Shareholders who redeem their Class A shares of the Funds have a one-time privilege (1) to reinstate their accounts by purchasing Class A shares without a sales charge up to the dollar amount of the redemption proceeds; or (2) to the extent the redeemed shares would have been eligible for the exchange privilege, to purchase Class A shares of another of the Rydex | SGI Funds, without a sales charge up to the dollar amount of the redemption proceeds. To exercise this privilege, a shareholder must provide written notice and a check in the amount of the reinvestment within thirty days after the redemption request; the reinstatement will be made at the net asset value on the date received by the Fund or the Rydex | SGI Funds, as appropriate.

Purchases at Net Asset Value. Class A shares of the Funds may be purchased at net asset value by (1) directors and officers of the Funds or other mutual funds managed by the Investment Manager or one or more of its affiliates; directors, officers and employees of the Funds’ Investment Manager or Distributor and their affiliates; directors, officers and employees of Security Benefit Life Insurance Company; agents licensed with Security Benefit Life Insurance Company; spouses or minor children of any such agents; as well as the following relatives of any such directors, officers and employees (and their spouses): spouses, grandparents, parents, children, grandchildren, siblings, nieces and nephews; (2) any trust, pension, profit sharing or other benefit plan established by any of the foregoing corporations for persons described above; (3) retirement plans where third party administrators of such plans have entered into certain arrangements with the Distributor or its affiliates provided that no commission is paid to dealers; and (4) officers, directors, partners or registered representatives (and their spouses and minor children) of broker/dealers who have a selling agreement with the Distributor. Such sales are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be transferred or resold except through redemption or repurchase by or on behalf of the Funds.

Class A shares of the Funds may be purchased at net asset value when the purchase is made on the recommendation of (1) a registered investment adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of the investor; or (2) a certified financial planner or registered broker/dealer who either charges periodic fees to its customers for financial planning, investment advisory or asset management services, or provides such services in connection with the establishment of an investment account for which a comprehensive “wrap fee” is imposed. Class A shares may be purchased at net asset value by customers of financial intermediaries that have a contractual arrangement with the Distributor or Investment Manager where such contract provides for the waiver of the front-end sales charge. Class A shares of the Funds may also be purchased at net asset value when the purchase is made by retirement plans that (1) buy shares of the Rydex | SGI Funds worth $500,000 or more; (2) have 100 or more eligible employees at the time of purchase; (3) certify it expects to have annual plan purchases of shares of Rydex | SGI Funds of $200,000 or more; (4) are provided administrative services by certain third-party administrators that have entered into a special service arrangement with the Rydex | SGI Funds relating to such plans; or (5) have at the time of purchase, aggregate assets of at least $1,000,000. Purchases made pursuant to this provision may be subject to a deferred sales charge of up to 1% in the event of a redemption within one year of the purchase.

The Distributor must be notified when a purchase is made that qualifies under any of the above provisions. Consequently, when a Purchaser acquires shares directly from the Funds, he/she must indicate in his/her purchase order that such purchase qualifies under any of the above provisions and must provide enough information to substantiate that claim. When a Purchaser acquires shares through a broker/dealer or other financial intermediary, he/she must inform his/her broker/dealer or other financial intermediary of any facts that may qualify a purchase for any of the above provisions, such as, for example, information about other holdings of Class A shares of the Funds that the Purchaser has, directly with the Funds, or through other accounts with broker/dealers or financial intermediaries.

Please see the Statement of Additional Information for a more detailed description of options that are available for reducing the sales charge applicable to purchases of Class A shares. For more information, you may also consult your broker or financial intermediary, or visit our website at www.rydex-sgi.com. This website provides hyperlinks that facilitate access to information, stated in a clear and prominent format, which will assist you in determining means of reducing your Class A shares initial sales charge as well as provide other information on the Funds’ sales loads and breakpoint discounts.

Class A Distribution Plan — The Funds have adopted a Class A Distribution Plan pursuant to Rule 12b-1 that allows each of the Funds to pay certain fees to the Distributor. The Distributor uses the fees to pay for activities related to the sale of Class A shares (including past sales) and services provided to shareholders. The distribution and service fee is equal to 0.25% on an annual basis of the average daily net assets of the Funds’ Class A shares. Because the distribution fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of a shareholder’s investment and may cost an investor more than paying other types of sales charges.

Class B Shares — Effective January 4, 2010, Class B shares were closed to new subscriptions from either existing or new shareholders. Automatic investments made after the closing of Class B shares will be re-directed to Class A shares, subject to any applicable sales charges and pricing breakpoints. Existing shareholders of Class B shares may continue to hold their Class B shares and exchange their Class B shares into other Class B shares of other Rydex | SGI Funds until the shares are redeemed or automatically rolled into Class A shares (after 8 years). Class B shares will continue to be subject to distribution and service (12b-1) fees of 1.00% of average daily net assets.

Shareholders who have chosen to reinvest their Class B shares’ dividends and capital gains may continue to reinvest such dividends and capital gains into Class B shares (“reinvestment shares”), and these reinvestment shares will be redeemed or rolled into Class A shares along with the Class B shares from which the dividend or capital gains were derived.

Class B shares will continue to be subject to a deferred sales charge if redeemed within 5 years from the date of purchase. The deferred sales charge is a percentage of the NAV of the shares at the time they are redeemed or the original purchase price, whichever is less. Shares that are not subject to the deferred sales charge are redeemed first. Then, shares held the longest will be the first to be redeemed.

The amount of the deferred sales charge is based upon the number of years since the shares were purchased, as follows:

Number of Years Since Purchase	Deferred Sales Charge
1	5%
2	4%
3	3%
4	3%
5	2%
6 and more	0%

The Distributor will waive the deferred sales charge under certain circumstances. See the section titled “Waiver of the Deferred Sales Charge.”

Class B Distribution Plan — The Funds, with the exception of All Cap Value Fund and Small Cap Value Fund, have adopted a Class B Distribution Plan pursuant to Rule 12b-1 that allows each of the Funds to pay certain fees to the Distributor. The Distributor uses the fees to finance activities related to the sale of Class B shares (including past sales) and services to shareholders. The distribution and service fee is equal to 1.00% on an annual basis of the average daily net assets of the Funds’ Class B shares. Because the distribution fees are paid out of the respective Fund’s assets on an ongoing basis, over time these fees will increase the cost of a shareholder’s investment and may cost an investor more than paying other types of sales charges.

For Large Cap Value Fund, effective August 1, 2007, and Global Fund, effective August 25, 2005, Class B shares of the Funds ceased charging 12b-1 fees in accordance with the Financial Industry Regulatory Authority ( FINRA ) rules, although it is possible that such fees may be charged in the future. As a result of this 12b-1 fee cap the total annual fund operating expenses attributable to Class B shares for the fiscal year were 0.94 % and 1.61%, respectively.

Class B shares automatically convert on a tax-free basis to Class A shares on the eighth anniversary of purchase. This is advantageous to such shareholders because Class A shares are subject to a lower distribution and service fee than Class B shares. A pro rata amount of Class B shares purchased through the reinvestment of dividends or other distributions is also converted to Class A shares each time the shares purchased directly are converted.

Class C Shares — Class C shares are not subject to a sales charge at the time of purchase. An order for Class C shares will be priced at a Fund’s NAV next calculated after the order is received in good order and accepted by the Fund or an authorized financial intermediary. A Fund’s NAV is generally calculated as of the close of trading on every day the NYSE is open (usually 4:00 p.m. Eastern Standard Time).

Class C shares are not subject to a deferred sales charge unless redeemed within one year from the date of purchase. In such event, Class C shares are subject to a 1.00% sales charge. (If your intermediary has entered into an agreement to forego receipt of an initial 1.00% sales commission, the Distributor will waive any applicable deferred sales charge when you redeem your Class C shares.) The deferred sales charge is a percentage of the NAV of the shares at the time they are redeemed or the original purchase price, whichever is less. Shares that are not subject to the deferred sales charge are redeemed first. Then, shares held the longest will be the first to be redeemed. The Distributor will waive the deferred sales charge under certain circumstances. See the section titled “Waiver of Deferred Sales Charge.”

Class C Distribution Plan — The Funds have adopted a Class C Distribution Plan that allows each of the Funds to pay certain fees to the Distributor. The Distributor uses the fees to finance activities related to the sale of Class C shares and services to shareholders. The distribution and service fee is equal to 1.00% on an annual basis of the average daily net assets of the Funds’ Class C shares. Because the distribution fees are paid out of the

Funds’ assets on an ongoing basis, over time these fees will increase the cost of a shareholder’s investment and may cost an investor more than paying other types of sales charges.

Waiver of Deferred Sales Charge — The Distributor will waive the deferred sales charge (when applicable) under the following circumstances:

·	Shares were purchased through an intermediary who agreed to waive an initial 1.00% sales commission

·	Upon the death of the shareholder if shares are redeemed within one year of the shareholder’s death

·	Upon the disability of the shareholder prior to age 65 if shares are redeemed within one year of the shareholder becoming disabled and the shareholder was not disabled when the shares were purchased

·	In connection with required minimum distributions from a retirement plan qualified under Section 401(a), 401(k), 403(b) or 408 of the Internal Revenue Code (“Code”)

·
If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares.  See “Waiver of Deferred Sales Charge” for more information.

·	In connection with distributions from retirement plans qualified under Section 401(a), 401(k) or 403(b) of the Code for:

➢	returns of excess contributions to the plan

➢	retirement of a participant in the plan

➢	a loan from the plan (loan repayments are treated as new sales for purposes of the deferred sales charge)

➢	financial hardship (as defined in regulations under the Code) of a participant in a plan

➢	termination of employment of a participant in a plan

➢	any other permissible withdrawal under the terms of the plan.

Revenue Sharing Payments — The Investment Manager, Distributor or their affiliates may, out of their own resources and at no additional costs to the Funds or shareholders, make payments to financial intermediaries (including payments to affiliates of the Investment Manager or Distributor). Such payments, commonly referred to as “revenue sharing,” do not increase Fund expenses and are not reflected in the fees and expenses listed in the expense tables of this prospectus. Such compensation may be paid to intermediaries for (without limitation) marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Such compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, or in other sales programs. Revenue sharing may also be paid to intermediaries that provide services to the Funds or to shareholders, including (without limitation) shareholder servicing, sub-administration or sub-transfer agency services. The compensation received by such intermediaries via these payments may be more or less than the overall compensation received by the intermediaries in connection with the sale of other investment products and may influence the products offered or recommended by the intermediary. Additional information about these arrangements is provided in the Statement of Additional Information. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Shareholders should inquire of an intermediary how the intermediary will be compensated for investments made in the Funds.

Selling Shares

A shareholder may sell (or “redeem”) shares at any time through his or her authorized financial intermediary or directly through the Funds’ transfer agent. Shares will be redeemed at the NAV next determined after the order is received in good order by the Funds’ transfer agent or an authorized financial intermediary, less any applicable deferred sales charge. Orders by a fund of funds for which the Investment Manager or an affiliate serves as investment manager will be treated as received by a Fund at the same time that the corresponding orders are received in proper form by the fund of funds. A Fund’s NAV is generally calculated as of the close of trading on each day the NYSE is open (usually 4:00 p.m. Eastern Standard Time). Any share certificates representing Fund shares being sold must be returned with a request to sell the shares.

When redeeming recently purchased shares, if the Fund has not collected payment for the shares, it may delay sending the proceeds until it has collected payment, which may take up to 15 days. The Funds have reserved the right to redeem in kind, which would result in a shareholder receiving redemption proceeds in liquid securities with a market value equal to the redemption price. A shareholder receiving an in kind redemption would be at risk that the value of the securities would decline in value prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred. For more information, please see the Funds’ Statement of Additional Information.

By Mail — To sell shares by mail, send a letter of instruction that includes:

·	The name and signature of the account owner(s)

·	The name of the Fund

·	The dollar amount or number of shares to sell

·	Where to send the proceeds

·	A signature guarantee if

➢	The check will be mailed to a payee or address different than that of the account owner, or

➢	The sale of shares is more than $25,000.

A signature guarantee helps protect against fraud. Banks, brokers, credit unions, national securities exchanges and savings associations provide signature guarantees. A notary public is not an eligible signature guarantor. For joint accounts, both signatures must be guaranteed.

Mail your request to:

Security Investors, LLC
P.O. Box 750525
Topeka, KS 66675-0525

Signature requirements vary based on the type of account you have:

·	Individual or Joint Tenants: Written instructions must be signed by an individual shareholder, or in the case of joint accounts, all of the shareholders, exactly as the name(s) appears on the account.

·	UGMA or UTMA: Written instructions must be signed by the custodian as it appears on the account.

·	Sole Proprietor or General Partner: Written instructions must be signed by an authorized individual as it appears on the account.

·
Corporation or Association: Written instructions must be signed by the person(s) authorized to act on the account. A certified resolution dated within six months of the date of receipt, authorizing the signer to act, must accompany the request if not on file with the Funds.

·
Trust: Written instructions must be signed by the trustee(s). If the name of the current trustee(s) does not appear on the account, a certified certificate of incumbency dated within 60 days must also be submitted.

·	Retirement: Written instructions must be signed by the account owner.

By Telephone — If you selected this option on your account application, you may make redemptions from your account by calling 1-800-888-2461 on weekdays (except holidays) between 8:00 a.m. and 7:00 p.m. Eastern Standard Time. The Funds require that requests for redemptions over $25,000 be in writing with signatures guaranteed. You may not close your account by telephone or redeem shares for which a certificate has been issued. If you would like to establish this option on an existing account, please call 1-800-888-2461. Shareholders may not redeem shares held in an IRA or 403(b)(7) account by telephone.

By Broker — You may redeem your shares through your authorized financial intermediary. Such intermediaries may charge a commission upon the redemption of shares.

Payment of Redemption Proceeds — Payments may be made by check. Redemption will be sent to the shareholder(s) of record at the address on our records generally within seven days after receipt of a valid redemption request. For a charge of $20 deducted from redemption proceeds, the Investment Manager will, upon the shareholder’s request, send the redemption proceeds by express mail or send the proceeds by wire transfer to the shareholder’s bank account upon receipt of appropriate wire transfer instructions.

In addition, redemption proceeds can be sent by electronic funds transfer, free of charge, to the shareholder’s bank account.

The Funds may suspend the right of redemption during any period when trading on the NYSE is restricted or the NYSE is closed for a reason other than weekend or holiday, or any emergency is deemed to exist by the Securities and Exchange Commission.

Dividends and Taxes

Each Fund pays its shareholders dividends from its net investment income and distributes any net capital gains that it has realized, at least annually. Your dividends and distributions will be reinvested in the Fund, unless you instruct the Investment Manager otherwise. There are no fees or sales charges on reinvestments.

Tax on Distributions — Fund dividends and distributions are taxable to shareholders (unless your investment is in an IRA or other tax-advantaged retirement account) whether you reinvest your dividends or distributions or take them in cash.

In addition to federal tax, dividends and distributions may be subject to state and local taxes. If a Fund declares a dividend or distribution in October, November or December but pays it in January, you may be taxed on that dividend or distribution as if you received it in the previous year.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers or to foreign shareholders. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

The favorable tax treatment for qualified dividends and the lower rates on long-term capital gains are currently scheduled to expire after 2012 .

Tax-deferred retirement accounts generally do not generate a tax liability unless you are taking a distribution or making a withdrawal.

A Fund has “short-term capital gains” when it sells assets within one year after buying them. Your share of a Fund’s net short-term capital gains will be taxed at ordinary income rates. A Fund has “long-term capital gains” when it sells assets that it has owned for more than one year. Distributions designated by a Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate no matter how long you have held your Fund shares.

The Funds will mail you information concerning the tax status of the distributions for each calendar year early the following year.

Taxes on Sales or Exchanges — You may be taxed on any sale or exchange of Fund shares. The amount of gain or loss will depend primarily upon how much you pay for the shares, how much you sell them for, and how long you hold them. “Short-term capital gains” applies to Fund shares sold or exchanged up to one year after buying them. “Long-term capital gains” applies to shares held for more than one year.

If your tax basis in your shares exceeds the amount of proceeds you received from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of a Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that Fund within a period of 61 days beginning thirty days before and ending thirty days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of that Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

Back-up Withholding — As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 28% (currently scheduled to increase to 31% after 2012 ) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications or if you have been notified by the Internal Revenue Service that you are subject to back-up withholding. Back-up withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder which would generally permit each shareholder (1) to credit this amount or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. The Fund will notify you if it makes this election.

Foreign Shareholders — Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Fund, as discussed in more detail in the SAI.

You should consult your tax professional about federal, state and local tax consequences to you of an investment in the Fund. Please see the Statement of Additional Information for additional tax information.

Determination of Net Asset Value

The NAV of each Fund is computed as of the close of regular trading hours on the NYSE (normally 4:00 p.m. Eastern Standard Time) on days when the NYSE is open. The NYSE is open Monday through Friday, except on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Foreign securities are valued based on quotations from the primary market in which they are traded and are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their primary markets on weekends or other days when the Funds do not price their shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the Funds.

Portfolio securities and other investments are generally valued at market value when market quotations are readily available. Securities traded on a domestic securities exchange are valued at the last sale price on that exchange on the day the valuation is made, provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sale is reported, the last current bid price is used. Securities traded over-the-counter are valued at the last current bid price. Market quotations for securities prices may be obtained from automated pricing services. Investments in securities maturing in 60 days or less may be valued at amortized cost.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), the Investment Manager, in good faith, establishes a fair value for the security in accordance with the Funds’ valuation procedures. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service with the goal of accurately reflecting the current value of each Fund’s portfolio holdings in the Fund’s net asset value per share. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

For further information about valuation of investments, see the Statement of Additional Information.

Shareholder Services

Accumulation Plan — An investor may choose to invest in one of the Funds through a voluntary Accumulation Plan. This allows for an initial investment of $100 minimum and subsequent investments of $20 minimum at any time. An Accumulation Plan involves no obligation to make periodic investments and is terminable at will.

Payments are made by sending a check to the Distributor who (acting as an agent for the dealer) will purchase whole and fractional shares of a Fund as of the close of business on such day as the payment is received. The investor will receive a confirmation and statement after each investment.

Investors may also choose to use an Automatic Investment Plan (automatic bank draft) to make Fund purchases. There is no additional charge for choosing to use an Automatic Investment Plan. Withdrawals from your bank account may occur up to three business days before the date scheduled to purchase Fund shares. An application for an Automatic Investment Plan may be obtained from the Funds.

Systematic Withdrawal Program — Shareholders who wish to receive regular monthly, bi-monthly, quarterly, semiannual, or annual payments of $25 or more may establish a Systematic Withdrawal Program. A shareholder may elect a payment that is a specified percentage of the initial or current account value or a specified dollar amount. A Systematic Withdrawal Program will be allowed only if shares with a current aggregate NAV of $5,000 or more are deposited with the Investment Manager, which will act as agent for the shareholder under the Program. Shares are liquidated at NAV. The Program may be terminated on written notice, or it will terminate automatically if all shares are liquidated or redeemed from the account.

A shareholder may establish a Systematic Withdrawal Program with respect to Class B and Class C shares without the imposition of any applicable contingent deferred sales charge, provided that such withdrawals do not in any 12-month period, beginning on the date the Program is established, exceed 10% of the value of the account on that date (“Free Systematic Withdrawals“). Free Systematic Withdrawals are not available if a Program established with respect to Class B or Class C shares provides for withdrawals in excess of 10% of the value of the account in any Program year, and, as a result, all withdrawals under such a Program would be subject to any applicable contingent deferred sales charge. Free Systematic Withdrawals will be made first by redeeming those shares that are not subject to the contingent deferred sales charge and then by redeeming shares held the longest. The contingent deferred sales charge applicable to a redemption of Class B or Class C shares requested while Free Systematic Withdrawals are being made will be calculated as described under ”Class B Shares” or “Class C Shares,” as applicable. A Systematic Withdrawal form may be obtained from the Funds.

Exchange Privilege — Shareholders of the Funds may exchange their shares for shares of another Fund or for shares of other funds distributed by the Distributor. An exchange is two transactions: a sale of shares of one fund and the purchase of shares of another fund. In general, the same policies that apply to purchases and sales apply to exchanges, including a Fund’s right to reject any order to purchase shares.

Shares of a particular class of the Funds may be exchanged only for shares of the same class of another available Fund. In addition, shareholders should note that Class A shares may be exchanged for Institutional Class shares of Funds distributed by the Distributor if the shareholder meets the minimum initial investment and the specific eligibility requirements, which are described in a different prospectus. Shareholders should consult that prospectus prior to making such an exchange. A copy of the prospectus may be requested by contacting the Distributor.

Exchanges may be made only in those states where shares of the Fund into which an exchange is to be made are qualified for sale. No service fee or sales charge is presently imposed on such an exchange. Any applicable contingent deferred sales charge will be imposed upon redemption and calculated from the date of the initial purchase. For tax purposes, an exchange is a sale of shares that may result in a taxable gain or loss. Special rules may apply to determine the amount of gain or loss on an exchange occurring within 90 days after purchase of the exchanged shares. Exchanges are made upon receipt of a properly completed Exchange Authorization form. Before exchanging your shares for shares of another mutual fund that is distributed by the Distributor and offered through another prospectus, you should request the prospectus of the mutual fund into which you are contemplating exchanging your shares and review it carefully, as the other mutual fund may be subject to fees, charges or expenses that are different from the shares that you are exchanging. A current prospectus of the Fund into which an exchange is made will be given to each shareholder exercising this privilege.

The terms of an employee-sponsored retirement plan may affect a shareholder’s right to exchange shares as described above. Contact your plan sponsor or administrator to determine if all of the exchange options discussed above are available under your plan.

To exchange shares by telephone, a shareholder must hold shares in non-certificate form and must either have completed the Telephone Exchange section of the application or a Telephone Transfer Authorization form which may be obtained from the Investment Manager. Once authorization has been received by the Investment Manager, a shareholder may exchange shares by telephone by calling the Funds at 1-800-888-2461, on weekdays (except holidays) between the hours of 8:00 a.m. and 7:00 p.m. Eastern Standard Time. Exchange requests received by telephone after the close of the NYSE (normally 4:00 p.m. Eastern Standard Time) will be treated as if received on the next business day. The exchange privilege, including telephone exchanges, dollar cost averaging and asset rebalancing, may be changed or discontinued at any time by either the Investment Manager or the Funds upon 60 days’ notice to shareholders.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Because excessive trading by a shareholder can hurt a Fund’s performance and its other shareholders, the Funds reserve the right to limit the amount or number of exchanges or discontinue this privilege if (1) a Fund or its Investment Manager believes that the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates simultaneous orders that may significantly affect the Fund. The Funds also may reject future investments from a shareholder if the shareholder engages in, or is suspected of engaging in, short-term or excessive trading.

Dollar Cost Averaging. This option allows shareholders to make periodic exchanges of shares to one or more of the Funds available under the exchange privilege as described above. Such periodic exchanges in which securities are purchased at regular intervals are known as “dollar cost averaging.” With dollar cost averaging, the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging does not guarantee profits, nor does it assure that a shareholder will not have losses.

Shareholders may obtain a dollar cost averaging request form from the Investment Manager. Shareholders designate on the form whether amounts are to be exchanged on the basis of a specific dollar amount or a specific number of shares. The Investment Manager will exchange shares as requested on the first business day of the month.

The Investment Manager will make exchanges until the account value is depleted or until the shareholder instructs the Investment Manager to terminate dollar cost averaging. Dollar cost averaging may be terminated at any time by written request to the Investment Manager.

Asset Rebalancing. This option is available only to participants in certain retirement plan accounts for which an affiliate of the Investment Manager is the recordkeeper. This option allows shareholders to automatically exchange shares of those Funds available under the exchange privilege as described above on a quarterly basis to maintain a particular percentage allocation among the Funds. Shares of such Funds must be held in non-certificated form. Account value allocated to a Fund will grow or decline in value at different rates during the selected period, and asset rebalancing will automatically reallocate account value in the Funds to the allocation the shareholder selects on a quarterly basis.

Shareholders may obtain an asset rebalancing request form from the Investment Manager. Shareholders designate on the form the applicable Funds and the percentage of account value to be maintained in each Fund. Thereafter, the Investment Manager, or its recordkeeping affiliate, will exchange shares of the Funds to maintain that allocation on the first business day of each calendar quarter. Asset rebalancing may be terminated at any time by written request to the Investment Manager.

Retirement Plans — The Funds have available tax-qualified retirement plans for individuals, prototype plans for the self-employed, pension and profit sharing plans for corporations and custodial accounts for employees of public school systems and organizations meeting the requirements of Section 501(c)(3) of the Code. Further information concerning these plans is contained in the Funds’ Statement of Additional Information.

General Information

Shareholder Inquiries — Shareholders who have questions concerning their account or wish to obtain additional information may call the Funds (see back cover for address and telephone numbers) or contact their securities dealer. Client requests for historical account transcripts or the retrieval of a significant amount of documentation may be honored to the extent that those records are readily available. The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources.

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance during the past five complete fiscal years, or the period since commencement of a Fund or share class, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund assuming reinvestment of all dividends and distributions. The information for the fiscal years ended September 30 has been derived from financial statements that have been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

Financial Highlights

Rydex | SGI Large Cap Value Fund

Fiscal period ended September 30

Class A	2010(b)(c)	2009(b)(c)	2008(b)(c)	2007(b)(c)	2006(c)
Net asset value beginning of period	$ 6.23	$ 6.72	$ 9.18	$ 7.65	$ 6.78
Income from Investment Operations
Net investment income (loss)	0.03	0.05	0.05	0.04	0.01
Net gain (loss) on securities (realized and unrealized)	0.31	(0.45)	(2.14)	1.49	0.90
Total from investment operations	0.34	(0.40)	(2.09)	1.53	0.91
Less Distributions
Dividends (from net investment income)	(0.05)	(0.05)	(0.04)	—	(0.04)
Distributions (from realized gains)	—	(0.04)	(0.33)	—	—
Total distributions	(0.05)	(0.09)	(0.37)	—	(0.04)
Net asset value end of period	$ 6.52	$ 6.23	$ 6.72	$ 9.18	$ 7.65
Total return(a)	5.46%	(5.59)%	(23.45)%	20.04%	13.45%
Net assets end of period (thousands)	$ 47,718	$ 38,008	$ 66,902	$ 79,998	$ 64,786
Ratio of expenses to average net assets	1.18%	1.25%	1.25%	1.27%	1.49%
Ratio of net investment income (loss) to average net assets	0.46%	0.88%	0.68%	0.51%	0.17%
Portfolio turnover rate	29%	25%	48%	25%	54%

Class B	2010(b(c)(h)	2009(b)(c)(h)	2008(b)(c)(h)	2007(b)(c)(h)	2006(c)
Net asset value beginning of period	$ 5.78	$ 6.29	$ 8.58	$ 7.18	$ 6.38
Income from Investment Operations:
Net investment income (loss)	0.04	0.06	0.07	(0.01)	(0.04)
Net gain (loss) on securities (realized and unrealized)	0.29	(0.46)	(2.02)	1.41	0.84
Total from investment operations	0.33	(0.40)	(1.95)	1.40	0.80
Less Distributions:
Dividends (from net investment income)	(0.07)	(0.07)	(0.01)	—	—
Distributions (from realized gains)	—	(0.04)	(0.33)	—	—
Total distributions	(0.07)	(0.11)	(0.34)	—	—
Net asset value end of period	$ 6.04	$ 5.78	$ 6.29	$ 8.58	$ 7.18
Total return(a)	5.78%	(5.91)%	(23.39)%	19.50%	12.54%
Net assets end of period (thousands)	$ 4,132	$ 4,802	$ 8,097	$ 13,784	$ 12,761
Ratio of expenses to average net assets	0.94%	1.00%	1.00%	1.85%	2.26%
Ratio of net investment income (loss) to average net assets	0.68%	1.16%	0.93%	(0.08)%	(0.58)%
Portfolio turnover rate	29%	25%	48%	25%	54%

Financial Highlights

Rydex | SGI Large Cap Value Fund

Fiscal period ended September 30

Class C	2010(b)(c)	2009(b)(c)	2008(b)(c)	2007(b)(c)	2006(c)
Net asset value beginning of period	$ 5.87	$ 6.35	$ 8.72	$ 7.31	$ 6.49
Income from Investment Operations:
Net investment income (loss)	(0.02)	0.01	—	(0.02)	(0.04)
Net gain (loss) on securities (realized and unrealized)	0.30	(0.45)	(2.04)	1.43	0.86
Total from investment operations	0.28	(0.44)	(2.04)	1.41	0.82
Less Distributions:
Dividends (from net investment income)	—	—	(0.33)	—	—
Distributions (from realized gains)	—	(0.04)	—	—	—
Total distributions	—	(0.04)	(0.33)	—	—
Net asset value end of period	$ 6.15	$ 5.87	$ 6.35	$ 8.72	$ 7.31
Total return(a)	4.77%	(6.80)%	(24.09)%	19.29%	12.63%
Net assets end of period (thousands)	$ 2,493	$ 3,128	$ 4,410	$ 5,717	$ 3,536
Ratio of expenses to average net assets	1.94%	2.00%	2.00%	2.02%	2.25%
Ratio of net investment income (loss) to average net assets	(0.31)%	0.14%	(0.07)%	(0.23)%	(0.60)%
Portfolio turnover rate	29%	25%	48%	25%	54%

Financial Highlights

Rydex | SGI Large Cap Core Fund

Fiscal period ended September 30

Class A	2010(c)	2009(c)	2008(c)(j)(n)	2007(c)	2006(c)
Net asset value beginning of period	$ 4.05	$ 4.26	$ 6.84	$ 6.85	$ 6.58
Income from Investment Operations:
Net investment income (loss)	0.01	0.01	0.01	—	(0.01)
Net gain (loss) on securities (realized and unrealized)	0.33	(0.20)	(1.61)	0.69	0.52
Total from investment operations	0.34	(0.19)	(1.60)	0.69	0.51
Less Distributions:
Dividends (from net investment income)	—	(0.01)	—	—	(0.04)
Distributions (from realized gains)	¾	¾	(0.97)	(0.70)	(0.20)
Return of capital	—	(0.01)	(0.01)	—	—
Total distributions	—	(0.02)	(0.98)	(0.70)	(0.24)
Net asset value end of period	$ 4.39	$ 4.05	$ 4.26	$ 6.84	$ 6.85
Total return(a)	8.40%	(4.32)%	(26.12)%	10.33%	7.88%
Net assets end of period (thousands)	$ 174,371	$ 175,404	$ 205,908	$ 322,850	$ 371,006
Ratio of expenses to average net assets	1.43%	1.49%	1.36%	1.34%	1.34%
Ratio of net investment income (loss) to average net assets	0.31%	0.28%	0.15%	0.02%	(0.08)%
Portfolio turnover rate	100%	69%	111%	20%	34%

Class B	2010(c)	2009(c)	2008(c)(j)(n)	2007(c)	2006(c)
Net asset value beginning of period	$ 3.34	$ 3.53	$ 5.89	$ 6.04	$ 5.83
Income from Investment Operations:
Net investment income (loss)	(0.02)	(0.01)	(0.03)	(0.04)	(0.05)
Net gain (loss) on securities (realized and unrealized)	0.28	(0.17)	(1.35)	0.59	0.46
Total from investment operations	0.26	(0.18)	(1.38)	0.55	0.41
Less Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from realized gains)	—	—	(0.97)	(0.70)	(0.20)
Return of capital	—	(0.01)	(0.01)	—	—
Total distributions	—	(0.01)	(0.98)	(0.70)	(0.20)
Net asset value end of period	$ 3.60	$ 3.34	$ 3.53	$ 5.89	$ 6.04
Total return(a)	7.78%	(4.96)%	(26.69)%	9.33%	7.16%
Net assets end of period (thousands)	$ 6,817	$ 7,784	$ 10,621	$ 19,928	$ 27,842
Ratio of expenses to average net assets	2.17%	2.24%	2.11%	2.09%	2.09%
Ratio of net investment income (loss) to average net assets	(0.48)%	(0.46)%	(0.61)%	(0.74)%	(0.83)%
Portfolio turnover rate	100%	69%	111%	20%	34%

Financial Highlights

Rydex | SGI Large Cap Core Fund

Fiscal period ended September 30

Class C	2010(c)	2009(c)	2008(c)(j)(n)	2007(c)	2006(c)
Net asset value beginning of period	$ 3.62	$ 3.81	$ 6.28	$ 6.39	$ 6.16
Income from Investment Operations:
Net investment income (loss)	(0.02)	(0.01)	(0.03)	(0.05)	(0.05)
Net gain (loss) on securities (realized and unrealized)	0.29	(0.17)	(1.46)	0.64	0.48
Total from investment operations	0.27	(0.18)	(1.49)	0.59	0.43
Less Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from realized gains)	—	—	(0.97)	(0.70)	(0.20)
Return of capital	—	(0.01)	(0.01)	—	—
Total distributions	—	(0.01)	(0.98)	(0.70)	(0.20)
Net asset value end of period	$ 3.89	$ 3.62	$ 3.81	$ 6.28	$ 6.39
Total return(a)	7.46%	(4.60)%	(26.79)%	9.45%	7.10%
Net assets end of period (thousands)	$ 2,158	$ 2,244	$ 2,915	$ 5,048	$ 5,794
Ratio of expenses to average net assets	2.18%	2.24%	2.11%	2.09%	2.09%
Ratio of net investment income (loss) to average net assets	(0.44)%	(0.47)%	(0.60)%	(0.73)%	(0.83)%
Portfolio turnover rate	100%	69%	111%	20%	34%

Financial Highlights
Rydex | SGI All Cap Value Fund

Fiscal period ended September 30

Class A	2010(b)(c)	2009(b)(c)(o)
Net asset value beginning of period	$ 10.21	$ 10.00
Income from Investment Operations:
Net investment income (loss)	0.03	0.04
Net gain (loss) on securities (realized and unrealized)	0.89	0.17
Total from investment operations	0.92	0.21
Less Distributions:
Dividends (from net investment income)	(0.02)	—
Distributions (from realized gains)	—	—
Return of capital	—	—
Total distributions	(0.02)	—
Net asset value end of period	$ 11.11	$ 10.21
Total return(a)	8.97%	2.10%
Net assets end of period (thousands)	$ 1,601	$ 1,319
Ratio of expenses to average net assets	1.29%	1.35%
Ratio of net investment income (loss) to average net assets	0.31%	0.51%
Portfolio turnover rate	55%	17%

Class C	2010(b)(c)	2009(b)(c)(0)
Net asset value beginning of period	$ 10.13	$ 10.00
Income from Investment Operations:
Net investment income (loss)	(0.04)	(0.02)
Net gain (loss) on securities (realized and unrealized)	0.88	0.15
Total from investment operations	0.84	0.13
Less Distributions:
Dividends (from net investment income)	—	—
Distributions (from realized gains)	—	—
Return of capital	—	—
Total distributions	—	—
Net asset value end of period	$ 10.97	$ 10.13
Total return(a)	8.29%	1.30%
Net assets end of period (thousands)	$ 809	$ 436
Ratio of expenses to average net assets	2.04%	2.10%
Ratio of net investment income (loss) to average net assets	(0.41)%	(0.18)%
Portfolio turnover rate	55%	17%

Financial Highlights

Rydex | SGI Alpha Opportunity Fund

Fiscal period ended September 30

Class A	2010(b)(c)	2009(b)(c)(d)	2008(b)(c)(d)(k)	2007(b)(c)(d)	2006(b)(c)(d)
Net asset value beginning of period	$ 8.56	$ 9.37	$ 13.94	$ 12.23	$ 12.37
Income from Investment Operations:
Net investment income (loss)	(0.06)	(0.04)	(0.16)	(0.01)	(0.06)
Net gain (loss) on securities (realized and unrealized)	1.20	(0.77)	(1.68)	2.99	0.93
Total from investment operations	1.14	(0.81)	(1.84)	2.98	0.87
Less Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from realized gains)	—	—	(2.57)	(1.27)	(1.01)
Return of capital	—	—	(0.16)	—	—
Total distributions	—	—	(2.73)	(1.27)	(1.01)
Net asset value end of period	$ 9.70	$ 8.56	$ 9.37	$ 13.94	$ 12.23
Total return(a)	13.43%	(8.64)%	(15.99)%	26.10%	7.39%
Net assets end of period (thousands)	$ 8,138	$ 9,752	$ 30,615	$ 25,072	$ 20,595
Ratio of expenses to average net assets	2.21%	2.00%	3.32%	2.82%	3.04%
Operating Expensest(g)	2.05%	1.95%	3.06%	2.62%	2.95%
Ratio of net investment income (loss) to average net assets	(0.71)%	(0.50)%	(1.44)%	(0.08)%	(0.50)%
Portfolio turnover rate	954%	422%	1248%	1697%	1302%

Class B	2010(b)(c)	2009(b)(c)(d)	2008(b)(c)(d)(k)	2007(b)(c)(d)	2006(b)(c)(d)
Net asset value beginning of period	$ 8.04	$ 8.87	$ 13.42	$ 11.90	$ 12.15
Income from Investment Operations:
Net investment income (loss)	(0.12)	(0.09)	(0.23)	(0.09)	(0.15)
Net gain (loss) on securities (realized and unrealized)	1.11	(0.74)	(1.59)	2.88	0.91
Total from investment operations	0.99	(0.83)	(1.82)	2.79	0.76
Less Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from realized gains)	—	—	(2.57)	(1.27)	(1.01)
Return of capital	—	—	(0.16)	—	—
Total distributions	—	—	(2.73)	(1.27)	(1.01)
Net asset value end of period	$ 9.03	$ 8.04	$ 8.87	$ 13.42	$ 11.90
Total return(a)	12.31%	(9.36)%	(16.66)%	25.14%	6.56%
Net assets end of period (thousands)	$ 1,161	$ 1,635	$ 5,391	$ 3,154	$ 4,846
Ratio of expenses to average net assets	2.96%	2.75%	4.04%	3.53%	3.78%
Operating Expensest(g)	2.80%	2.69%	3.78%	3.33%	3.69%
Ratio of net investment income (loss) to average net assets	(1.47)%	(1.24)%	(2.18)%	(0.77)%	(1.24)%
Portfolio turnover rate	954%	422%	1248%	1697%	1302%

Financial Highlights

Rydex | SGI Alpha Opportunity Fund

Fiscal period ended September 30

Class C	2010(b)(c)	2009(b)(c)(d)	2008(b)(c)(d)(k)	2007(b)(c)(d)	2006(b)(c)(d)
Net asset value beginning of period	$ 8.02	$ 8.87	$ 13.43	$ 11.90	$ 12.15
Income from Investment Operations:
Net investment income (loss)	(0.12)	(0.09)	(0.23)	(0.10)	(0.15)
Net gain (loss) on securities (realized and unrealized)	1.13	(0.76)	(1.60)	2.90	0.91
Total from investment operations	1.01	(0.85)	(1.83)	2.80	0.76
Less Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from realized gains)	—	—	(2.57)	(1.27)	(1.01)
Return of capital	—	—	(0.16)	—	—
Total distributions	—	—	(2.73)	(1.27)	(1.01)
Net asset value end of period	$ 9.03	$ 8.02	$ 8.87	$ 13.43	$ 11.90
Total return(a)	12.59%	(9.58)%	(16.63)%	25.24%	6.56%
Net assets end of period (thousands)	$ 1,490	$ 1,996	$ 4,935	$ 4,216	$ 5,576
Ratio of expenses to average net assets	2.95%	2.75%	4.09%	3.54%	3.77%
Operating Expensest(g)	2.80%	2.69%	3.83%	3.34%	3.68%
Ratio of net investment income (loss) to average net assets	(1.46)%	(1.24)%	(2.21)%	(0.77)%	(1.18)%
Portfolio turnover rate	954%	422%	1248%	1697%	1302%

Financial Highlights

Rydex | SGI Global Fund

Fiscal period ended September 30

Class A	2010(c)	2009(c)	2008(c)(d)(l)	2007(c)(i)(l)	2006(c)
Net asset value beginning of period	$ 9.97	$ 10.35	$ 20.69	$ 19.65	$ 17.47
Income from Investment Operations:
Net investment income (loss)	0.02	0.05	0.05	0.06	(0.03)
Net gain (loss) on securities (realized and unrealized)	0.53	(0.35)	(3.63)	3.60	2.21
Total from investment operations	0.55	(0.30)	(3.58)	3.66	2.18
Less Distributions:
Dividends (from net investment income)	—	(0.02)	(0.04)	—	—
Distributions (from realized gains)	—	—	(6.72)	(2.62)	—
Return of capital	—	(0.06)	—	—	—
Total distributions	—	(0.08)	(6.76)	(2.62)	—
Net asset value end of period	$ 10.52	$ 9.97	$ 10.35	$ 20.69	$ 19.65
Total return(a)	5.52%	(2.71)%	(25.16)%	20.07%	12.48%
Net assets end of period (thousands)	$ 78,201	$ 97,205	$ 88,782	$ 145,158	$ 119,176
Ratio of expenses to average net assets	1.86%	1.89%	1.73%	1.69%	1.75%
Ratio of net investment income (loss) to average net assets	0.24%	0.63%	0.33%	0.29%	(0.17)%
Portfolio turnover rate	288%	368%	280%	162%	28%

Class B	2010(c)(f)	2009(c)(f)	2008(c)(d)(f)(l)	2007(c)(f)(i)(l)	2006(c)(f)
Net asset value beginning of period	$ 8.69	$ 9.05	$ 18.96	$ 18.17	$ 16.12
Income from Investment Operations:
Net investment income (loss)	0.04	0.07	0.07	0.09	0.02
Net gain (loss) on securities (realized and unrealized)	0.46	(0.32)	(3.17)	3.32	2.03
Total from investment operations	0.50	(0.25)	(3.10)	3.41	2.05
Less Distributions:
Dividends (from net investment income)	—	(0.04)	(0.09)	—	—
Distributions (from realized gains)	—	—	(6.72)	(2.62)	—
Return of capital	—	(0.07)	—	—	—
Total distributions	—	(0.11)	(6.81)	(2.62)	—
Net asset value end of period	$ 9.19	$ 8.69	$ 9.05	$ 18.96	$ 18.17
Total return(a)	5.75%	(2.45)%	(24.91)%	20.36%	12.72%
Net assets end of period (thousands)	$ 6,769	$ 11,155	$ 15,303	$ 29,659	$ 27,494
Ratio of expenses to average net assets	1.61%	1.65%	1.48%	1.44%	1.50%
Ratio of net investment income (loss) to average net assets	0.45%	0.90%	0.55%	0.50%	0.11%
Portfolio turnover rate	288%	368%	280%	162%	28%

Financial Highlights

Rydex | SGI Global Fund

Fiscal period ended September 30

Class C	2010(c)	2009(c)	2008(c)(d)(l)	2007(c)(i)(l)	2006(c)(d)
Net asset value beginning of period	$ 8.66	$ 9.04	$ 19.00	$ 18.37	$ 16.46
Income from Investment Operations:
Net investment income (loss)	(0.04)	(0.01)	(0.05)	(0.09)	(0.15)
Net gain (loss) on securities (realized and unrealized)	0.44	(0.31)	(3.18)	3.34	2.06
Total from investment operations	0.40	(0.32)	(3.23)	3.25	1.91
Less Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from realized gains)	—	—	(6.73)	(2.62)	—
Return of capital	—	(0.06)	—	—	—
Total distributions	—	(0.06)	(6.73)	(2.62)	—
Net asset value end of period	$ 9.06	$ 8.66	$ 9.04	$ 19.00	$ 18.37
Total return(a)	4.62%	(3.39)%	(25.69)%	19.14%	11.60%
Net assets end of period (thousands)	$ 4,295	$ 4,838	$ 7,866	$ 12,449	$ 10,361
Ratio of expenses to average net assets	2.62%	2.65%	2.49%	2.44%	2.51%
Ratio of net investment income (loss) to average net assets	(0.50)%	(0.11)%	(0.44)%	(0.48)%	(0.87)%
Portfolio turnover rate	288%	368%	280%	162%	28%

Financial Highlights

Rydex | SGI Mid Cap Value Fund

Fiscal period ended September 30

Class A	2010(c)	2009(c)	2008(c)	2007(c)	2006(c)
Net asset value beginning of period	$ 26.58	$ 28.41	$ 40.79	$ 38.27	$ 36.34
Income from Investment Operations:
Net investment income (loss)	0.11	0.08	0.25	0.25	0.04
Net gain (loss) on securities (realized and unrealized)	2.90	0.82	(4.77)	4.59	3.96
Total from investment operations	3.01	0.90	(4.52)	4.84	4.00
Less Distributions:
Dividends (from net investment income)	(0.04)	(0.14)	(0.14)	(0.23)	—
Distributions (from realized gains)	—	(2.59)	(7.72)	(2.09)	(2.07)
Return of capital	—	—	—	—	—
Total distributions	(0.04)	(2.73)	(7.86)	(2.32)	(2.07)
Net asset value end of period	$ 29.55	$ 26.58	$ 28.41	$ 40.79	$ 38.27
Total return(a)	11.32%	6.90%	(12.48)%	12.96%	11.44%
Net assets end of period (thousands)	$ 1,056,655	$ 781,883	$ 656,044	$ 687,484	$ 596,074
Ratio of expenses to average net assets	1.37%	1.48%	1.37%	1.32%	1.36%
Ratio of net investment income (loss) to average net assets	0.38%	0.40%	0.79%	0.61%	0.10%
Portfolio turnover rate	23%	31%	68%	44%	33%

Class B	2010(c)	2009(c)	2008(c)	2007(c)	2006(c)
Net asset value beginning of period	$ 22.78	$ 24.83	$ 36.78	$ 34.76	$ 33.43
Income from Investment Operations:
Net investment income (loss)	(0.09)	(0.06)	—	(0.04)	(0.23)
Net gain (loss) on securities (realized and unrealized)	2.48	0.60	(4.23)	4.15	3.63
Total from investment operations	2.39	0.54	(4.23)	4.11	3.40
Less Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from realized gains)	—	(2.59)	(7.72)	(2.09)	(2.07)
Return of capital	—	—	—	—	—
Total distributions	—	(2.59)	(7.72)	(2.09)	(2.07)
Net asset value end of period	$ 25.17	$ 22.78	$ 24.83	$ 36.78	$ 34.76
Total return(a)	10.49%	6.17%	(13.14)%	12.10%	10.60%
Net assets end of period (thousands)	$ 42,321	$ 58,221	$ 66,641	$ 106,179	$ 108,784
Ratio of expenses to average net assets	2.12%	2.23%	2.12%	2.07%	2.11%
Ratio of net investment income (loss) to average net assets	(0.40)%	(0.34)%	(0.01)%	(0.10)%	(0.68)%
Portfolio turnover rate	23%	31%	68%	44%	33%

Financial Highlights

Rydex | SGI Mid Cap Value Fund

Fiscal period ended September 30

Class C	2010(c)	2009(c)	2008(c)	2007(c)	2006(c)
Net asset value beginning of period	$ 23.47	$ 25.49	$ 37.54	$ 35.43	$ 34.03
Income from Investment Operations:
Net investment income (loss)	(0.09)	(0.07)	—	(0.05)	(0.22)
Net gain (loss) on securities (realized and unrealized)	2.55	0.64	(4.33)	4.25	3.69
Total from investment operations	2.46	0.57	(4.33)	4.20	3.47
Less Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from realized gains)	—	(2.59)	(7.72)	(2.09)	(2.07)
Return of capital	—	—	—	—	—
Total distributions	—	(2.59)	(7.72)	(2.09)	(2.07)
Net asset value end of period	$ 25.93	$ 23.47	$ 25.49	$ 37.54	$ 35.43
Total return(a)	10.48%	6.13%	(13.15)%	12.13%	10.62%
Net assets end of period (thousands)	$ 193,986	$ 139,121	$ 113,192	$ 176,746	$ 152,579
Ratio of expenses to average net assets	2.12%	2.22%	2.12%	2.07%	2.11%
Ratio of net investment income (loss) to average net assets	(0.37)%	(0.35)%	(0.01)%	(0.12)%	(0.65)%
Portfolio turnover rate	23%	31%	68%	44%	33%

Financial Highlights

Rydex | SGI Small Cap Growth Fund

Fiscal period ended September 30

Class A	2010(c)	2009(c)	2008(c)	2007(c)	2006(c)
Net asset value beginning of period	$ 10.56	$ 11.43	$ 18.53	$ 15.63	$ 15.76
Income from Investment Operations:
Net investment income (loss)	(0.18)	(0.18)	(0.24)	(0.23)	(0.23)
Net gain (loss) on securities (realized and unrealized)	1.87	(0.63)	(5.55)	3.13	0.10
Total from investment operations	1.69	(0.81)	(5.79)	2.90	(0.13)
Less Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from realized gains)	—	(0.06)	(1.31)	—	—
Total distributions	—	(0.06)	(1.31)	—	—
Net asset value end of period	$ 12.25	$ 10.56	$ 11.43	$ 18.53	$ 15.63
Total return(a)	16.00%	(6.89)%	(33.25)%	18.55%	(0.82)%
Net assets end of period (thousands)	$ 11,847	$ 9,966	$ 12,414	$ 45,430	$ 45,451
Ratio of expenses to average net assets	2.26%	2.60%	1.98%	1.80%	2.01%
Ratio of net investment income (loss) to average net assets	(1.55)%	(2.04)%	(1.59)%	(1.32)%	(1.46)%
Portfolio turnover rate	112%	200%	169%	145%	136%

Class B	2010(c)	2009(c)	2008(c)	2007(c)(d)	2006(c)
Net asset value beginning of period	$ 9.43	$ 10.28	$ 16.92	$ 14.38	$ 14.60
Income from Investment Operations:
Net investment income (loss)	(0.23)	(0.21)	(0.32)	(0.33)	(0.36)
Net gain (loss) on securities (realized and unrealized)	1.65	(0.58)	(5.01)	2.87	0.14
Total from investment operations	1.42	(0.79)	(5.33)	2.54	(0.22)
Less Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from realized gains)	—	(0.06)	(1.31)	—	—
Total distributions	—	(0.06)	(1.31)	—	—
Net asset value end of period	$ 10.85	$ 9.43	$ 10.28	$ 16.92	$ 14.38
Total return(a)	15.06%	(7.47)%	(33.72)%	17.66%	(1.51)%
Net assets end of period (thousands)	$ 1,419	$ 1,766	$ 2,675	$ 5,792	$ 5,919
Ratio of expenses to average net assets	3.02%	3.33%	2.82%	2.56%	2.79%
Ratio of net investment income (loss) to average net assets	(2.30)%	(2.77)%	(2.42)%	(2.07)%	(2.31)%
Portfolio turnover rate	112%	200%	169%	145%	136%

Financial Highlights

Rydex | SGI Small Cap Growth Fund

Fiscal period ended September 30

Class C	2010(c)	2009(c)	2008(c)	2007(c)(d)	2006(c)
Net asset value beginning of period	$ 9.61	$ 10.48	$ 17.23	$ 14.64	$ 14.88
Income from Investment Operations:
Net investment income (loss)	(0.24)	(0.22)	(0.33)	(0.33)	(0.35)
Net gain (loss) on securities (realized and unrealized)	1.69	(0.59)	(5.11)	2.92	0.11
Total from investment operations	1.45	(0.81)	(5.44)	2.59	(0.24)
Less Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from realized gains)	—	(0.06)	(1.31)	—	—
Total distributions	—	(0.06)	(1.31)	—	—
Net asset value end of period	$ 11.06	$ 9.61	$ 10.48	$ 17.23	$ 14.64
Total return(a)	15.09%	(7.51)%	(33.76)%	17.69%	(1.61)%
Net assets end of period (thousands)	$ 1,499	$ 1,518	$ 2,318	$ 3,964	$ 4,304
Ratio of expenses to average net assets	3.02%	3.33%	2.83%	2.56%	2.79%
Ratio of net investment income (loss) to average net assets	(2.31)%	(2.77)%	(2.43)%	(2.07)%	(2.29)%
Portfolio turnover rate	112%	200%	169%	145%	136%

Financial Highlights

Rydex | SGI Small Cap Value Fund

Fiscal period ended September 30

Class A	2010(b)(c)	2009(b)(c)	2008(b)(c)(m)
Net asset value beginning of period	$ 13.24	$ 11.48	$ 10.00
Income from Investment Operations:
Net investment income (loss)	(0.05)	(0.05)	—
Net gain (loss) on securities (realized and unrealized)	1.54	2.44	1.48
Total from investment operations	1.49	2.39	1.48
Less Distributions:
Dividends (from net investment income)	—	—	—
Distributions (from realized gains)	(0.38)	(0.63)	—
Total distributions	(0.38)	(0.63)	—
Net asset value end of period	$ 14.35	$ 13.24	$ 11.48
Total return(a)	11.53%	24.15%	14.80%
Net assets end of period (thousands)	6,209	3,245	400
Ratio of expenses to average net assets	1.30%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets	(0.34)%	(0.46)%	(0.19)%
Portfolio turnover rate	140%	58%	86%

Class C	2010(b)(c)	2009(b)(c)	2008(b)(c)(m)
Net asset value beginning of period	$ 13.11	$ 11.46	$ 10.00
Income from Investment Operations:
Net investment income (loss)	(0.15)	(0.11)	(0.02)
Net gain (loss) on securities (realized and unrealized)	1.55	2.39	1.48
Total from investment operations	1.40	2.28	1.46
Less Distributions:
Dividends (from net investment income)	—	—	—
Distributions (from realized gains)	(0.38)	(0.63)	—
Total distributions	(0.38)	(0.63)	—
Net asset value end of period	$ 14.13	$ 13.11	$ 11.46
Total return(a)	10.94%	23.16%	14.60%
Net assets end of period (thousands)	$ 1,353	$ 709	$ 391
Ratio of expenses to average net assets	2.05%	2.30%	2.30%
Ratio of net investment income (loss) to average net assets	(1.09)%	(1.15)%	(0.94)%
Portfolio turnover rate	140%	58%	86%

Financial Highlights

Rydex | SGI Large Cap Concentrated Growth Fund

Fiscal period ended September 30

Class A	2010(b)(c)	2009(b)(c)	2008(b)(c)(j)	2007(b)(c)	2006(c)(e)
Net asset value beginning of period	$ 6.95	$ 6.91	$ 10.66	$ 9.86	$ 9.36
Income from Investment Operations:
Net investment income (loss)	0.04	0.01	(0.02)	(0.01)	(0.06)
Net gain (loss) on securities (realized and unrealized)	0.64	0.03	(2.87)	0.81	0.56
Total from investment operations	0.68	0.04	(2.89)	0.80	0.50
Less Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from realized gains)	—	—	(0.86)	—	—
Total distributions	—	—	(0.86)	—	—
Net asset value end of period	$ 7.63	$ 6.95	$ 6.91	$ 10.66	$ 9.86
Total return(a)	9.78%	0.58%	(28.85)%	8.11%	5.34%
Net assets end of period (thousands)	$ 29,059	$ 22,425	$ 23,723	$ 30,375	$ 30,078
Ratio of expenses to average net assets	1.35%	1.35%	1.35%	1.40%	1.76%
Ratio of net investment income (loss) to average net assets	0.52%	0.09%	(0.20)%	(0.10)%	(0.68)%
Portfolio turnover rate	190%	134%	198%	21%	39%

Class B	2010(b)(c)	2009(b)(c)	2008(b)(c)(j)	2007(b)(c)	2006(c)(e)
Net asset value beginning of period	$ 6.39	$ 6.40	$ 10.01	$ 9.33	$ 8.92
Income from Investment Operations:
Net investment income (loss)	(0.02)	(0.03)	(0.08)	(0.09)	(0.13)
Net gain (loss) on securities (realized and unrealized)	0.59	0.02	(2.67)	0.77	0.54
Total from investment operations	0.57	(0.01)	(2.75)	0.68	0.41
Less Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from realized gains)	—	—	(0.86)	—	—
Total distributions	—	—	(0.86)	—	—
Net asset value end of period	$ 6.96	$ 6.39	$ 6.40	$ 10.01	$ 9.33
Total return(a)	8.92%	(0.16)%	(29.36)%	7.29%	4.60%
Net assets end of period (thousands)	$ 4,590	$ 5,740	$ 7,394	$ 10,868	$ 16,073
Ratio of expenses to average net assets	2.10%	2.10%	2.10%	2.15%	2.53%
Ratio of net investment income (loss) to average net assets	(0.31)%	(0.66)%	(0.95)%	(0.88)%	(1.46)%
Portfolio turnover rate	190%	134%	198%	21%	39%

Financial Highlights

Rydex | SGI Large Cap Concentrated Growth Fund

Fiscal period ended September 30

Class C	2010(b)(c)	2009(b)(c)	2008(b)(c)(j)	2007(b)(c)	2006(c)(e)
Net asset value beginning of period	$ 6.41	$ 6.42	$ 10.04	$ 9.36	$ 8.94
Income from Investment Operations:
Net investment income (loss)	(0.02)	(0.03)	(0.08)	(0.08)	(0.13)
Net gain (loss) on securities (realized and unrealized)	0.60	0.02	(2.68)	0.76	0.55
Total from investment operations	0.58	(0.01)	(2.76)	0.68	0.42
Less Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from realized gains)	—	—	(0.86)	—	—
Total distributions	—	—	(0.86)	—	—
Net asset value end of period	$ 6.99	$ 6.41	$ 6.42	$ 10.04	$ 9.36
Total return(a)	9.05%	(0.16)%	(29.37)%	7.26%	4.70%
Net assets end of period (thousands)	$ 3,296	$ 3,742	$ 5,501	$ 11,245	$ 12,777
Ratio of expenses to average net assets	2.10%	2.10%	2.10%	2.15%	2.52%
Ratio of net investment income (loss) to average net assets	(0.27)%	(0.66)%	(0.92)%	(0.86)%	(1.44)%
Portfolio turnover rate	190%	134%	198%	21%	39%

Financial Highlights

Rydex | SGI Mid Cap Growth Fund

Fiscal period ended September 30

Class A	2010(c)	2009(c)	2008(c)(l)	2007(c)	2006(c)
Net asset value beginning of period	$ 6.54	$ 6.46	$ 11.11	$ 12.03	$ 12.65
Income from Investment Operations:
Net investment income (loss)	(0.06)	(0.05)	(0.05)	(0.08)	(0.12)
Net gain (loss) on securities (realized and unrealized)	0.88	0.18	(2.46)	0.35	0.47
Total from investment operations	0.82	0.13	(2.51)	0.27	0.35
Less Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from realized gains)	—	(0.05)	(2.14)	(1.19)	(0.97)
Total distributions	—	(0.05)	(2.14)	(1.19)	(0.97)
Net asset value end of period	$ 7.36	$ 6.54	$ 6.46	$ 11.11	$ 12.03
Total return(a)	12.54%	2.32%	(26.24)%	2.10%	2.81%
Net assets end of period (thousands)	$ 71,858	$ 71,985	$ 71,655	$ 160,544	$ 192,159
Ratio of expenses to average net assets	1.67%	1.78%	1.50%	1.41%	1.40%
Ratio of net investment income (loss) to average net assets	(0.85)%	(0.99)%	(0.63)%	(0.67)%	(0.93)%
Portfolio turnover rate	133%	138%	191%	34%	41%

Class B	2010(c)	2009(c)	2008(c)(l)	2007(c)	2006(c)
Net asset value beginning of period	$ 4.93	$ 4.92	$ 9.09	$ 10.12	$ 10.86
Income from Investment Operations:
Net investment income (loss)	(0.08)	(0.07)	(0.09)	(0.14)	(0.18)
Net gain (loss) on securities (realized and unrealized)	0.66	0.13	(1.94)	0.30	0.41
Total from investment operations	0.58	0.06	(2.03)	0.16	0.23
Less Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from realized gains)	—	(0.05)	(2.14)	(1.19)	(0.97)
Total distributions	—	(0.05)	(2.14)	(1.19)	(0.97)
Net asset value end of period	$ 5.51	$ 4.93	$ 4.92	$ 9.09	$ 10.12
Total return(a)	11.76%	1.61%	(26.92)%	1.34%	2.12%
Net assets end of period (thousands)	$ 4,537	$ 7,454	$ 7,711	$ 14,877	$ 22,010
Ratio of expenses to average net assets	2.42%	2.53%	2.26%	2.16%	2.15%
Ratio of net investment income (loss) to average net assets	(1.60)%	(1.73)%	(1.40)%	(1.43)%	(1.68)%
Portfolio turnover rate	133%	138%	191%	34%	41%

Financial Highlights

Rydex | SGI Mid Cap Growth Fund

Fiscal period ended September 30

Class C	2010(c)	2009(c)	2008(c)(l)	2007(c)	2006(c)
Net asset value beginning of period	$ 5.69	$ 5.67	$ 10.11	$ 11.13	$ 11.84
Income from Investment Operations:
Net investment income (loss)	(0.10)	(0.08)	(0.10)	(0.15)	(0.19)
Net gain (loss) on securities (realized and unrealized)	0.76	0.15	(2.20)	0.32	0.45
Total from investment operations	0.66	0.07	(2.30)	0.17	0.26
Less Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from realized gains)	—	(0.05)	(2.14)	(1.19)	(0.97)
Total distributions	—	(0.05)	(2.14)	(1.19)	(0.97)
Net asset value end of period	$ 6.35	$ 5.69	$ 5.67	$ 10.11	$ 11.13
Total return(a)	11.60%	1.58%	(26.87)%	1.31%	2.20%
Net assets end of period (thousands)	$ 5,339	$ 5,622	$ 6,452	$ 10,717	$ 15,505
Ratio of expenses to average net assets	2.43%	2.54%	2.26%	2.16%	2.15%
Ratio of net investment income (loss) to average net assets	(1.60)%	(1.74)%	(1.40)%	(1.43)%	(1.68)%
Portfolio turnover rate	133%	138%	191%	34%	41%

Notes to Financial Highlights

(a)	Total return information does not reflect deduction of any sales charge imposed at the time of purchase for Class A shares or upon redemption for Class A, Class B and Class C shares.

(b)
Fund expenses were reduced by the Investment Manager during the period. The Funds' Investment Manager has contractually agreed through January 31, 2011 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification and extraordinary expenses) ("Operating Expenses") of the Fund. The Investment Manager is entitled to reimbursement by a Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized Operating Expenses are less than the indicated percentages. An expense reimbursement lowers the expense ratio and increases overall returns to investors. Expense ratios absent such reimbursement would have been as follows:

		Class	2010	2009	2008	2007	2006
	Large Cap Value Fund	A	1.59%	1.70%	1.36%	1.35%	—
		B	1.33%	1.47%	1.11%	1.92%	—
		C	2.33%	2.46%	2.11%	2.10%	—
	All Cap Value Fund	A	3.71%	6.75%	—	—	—
		C	4.47%	8.89%	—	—	—
	Alpha Opportunity Fund	A	3.51%	3.82%	3.41%	2.88%	3.20%
		B	4.27%	4.57%	4.16%	3.59%	3.95%
		C	4.28%	4.67%	4.16%	3.60%	3.95%
	Small Cap Value Fund	A	2.45%	4.92%	6.10%	—	—
		C	3.22%	6.40%	6.88%	—	—
	Large Cap Concentrated Growth Fund	A	1.73%	2.04%	1.72%	1.57%	—
		B	2.48%	2.79%	2.47%	2.32%	—
		C	2.48%	2.78%	2.46%	2.32%	—

(c)	Net investment income (loss) was computed using average shares outstanding throughout the period.

(d)
Expense ratios are calculated without reducation for custodian fees earnings credits. Expense ratios net of custodian fees earnings credits and applicable management fee reimbursements would have been as follows:

		Class	2010	2009	2008	2007	2006
	Alpha Opportunity Fund	A	—	1.95%	3.16%	2.68%	3.01%
		B	—	2.70%	3.89%	3.39%	3.76%
		C	—	2.70%	3.93%	3.40%	3.75%
	Global Fund	A	—	—	1.72%	—	—
		B	—	—	1.47%	—	—
		C	—	—	2.47%	—	2.50%
	Small Cap Growth Fund	A	—	—	—	—	—
		B	—	—	—	2.55%	—
		C	—	—	—	2.55%	—

(e)
Financial highlights for the Large Cap Concentrated Growth Fund exclude the historical financial highlights of Class A, B and C shares of Enhanced Index Fund, Large Cap Growth Fund, and Social Awareness Fund. The assets of those Funds were acquired by the Large Cap Concentrated Growth Fund on June 16, 2006. A total of $29,412,366 was excluded from purchases in the portfolio turnover calculation. This was the cost of the securities Large Cap Concentrated Growth Fund received as a result of the merger.

(f)
Effective August 25, 2005, Class B shares ceased charging 12b-1 fees in accordance with FINRA (NASD) sales cap regulations. Per share information reflects this change. This fee may be reinstated at any time.

(g)	Operating expense ratios exclude expenses from dividends on short sales and prime brokerage interest expense.

(h)
Effective August 1, 2007, Class B shares ceased charging 12b-1 fees in accordance with FINRA (NASD) sales cap regulations. Per share information reflects this change. This fee may be reinstated at any time.

(i)
Security Global Investors, LLC became the sub-adviser of the Global Fund effective August 1, 2007. Prior to August 1, 2007, Security Investors, LLC paid OppenheimerFunds, Inc. for sub-advisory services.

(j)	Significant variation in the portfolio turnover rate is due to the Investment Manager's appointment of new portfolio managers for the Fund.

(k)
Security Global Investors, LLC became the sub-adviser of 37.5% of the assets of Alpha Opportunity Fund effective August 18, 2008. Also effective August 18, 2008, Mainstream Investment Advisers, LLC ("Mainstream") sub-advises 37.5% of the assets, and Security Investors, LLC ("SI") manages 25% of the assets. Prior to August 18, 2008, SI paid Mainstream sub-advisory fees for 60% of the assets of the Fund. SI managed the remaining 40% of the assets of the Fund.

(l)	Significant variation is the portfolio turnover rate is due to the re-alignment of the Fund's portfolio following the appointment of Security Global Investors, LLC as sub-adviser.

(m)	Small Cap Value Fund was initially capitalized on July 11, 2008, with a net asset value of $10 per share. Percentage amounts for the period except total return have been annualized.

(n)	Subsequent to September 30, 2008, a reclassification was required that resulted in a recharacterization of the distributions for the September 30, 2008 reporting period.

(o)	All Cap Value Fund was initially capitalized on October 3, 2008, with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.

For More Information

By Telephone — Call 1-800-888-2461.

By Mail — Write to:
Security Investors, LLC
One Security Benefit Place
Topeka, KS 66636-0001

On the Internet — Reports and other information about the Funds can be viewed online or downloaded from:

SEC:  On the EDGAR Database at http://www.sec.gov

Security Investors, LLC: http://www.rydex-sgi.com

Additional information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Copies may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-1520.

Annual/Semi-Annual Report — Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information — The Funds’ Statement of Additional Information , which includes additional information about the Funds, and the Funds’ annual or semi-annual reports are available, without charge, upon request by calling the Funds’ toll-free telephone number 1-800-888-2461. Shareholder inquiries should be addressed to Security Investors, LLC, One Security Benefit Place, Topeka, Kansas 66636-0001, or by calling the Funds’ toll-free telephone number listed above. The Funds’ Statement of Additional Information is incorporated into this prospectus by reference.

Each Fund’s Investment Company Act file number is listed below:

Security Equity Fund	811-01136
· Security Large Cap Core Series (d/b/a Rydex | SGI Large Cap Core Fund)
· Security All Cap Value Series (d/b/a Rydex | SGI All Cap Value Fund)
· Security Alpha Opportunity Series (d/b/a Rydex | SGI Alpha Opportunity Fund)
· Security Global Series (d/b/a Rydex | SGI Global Fund)
· Security Mid Cap Value Series (d/b/a Rydex | SGI Mid Cap Value Fund)
· Security Small Cap Growth Series (d/b/a Rydex | SGI Small Cap Growth Fund)
· Security Small Cap Value Series (d/b/a Rydex | SGI Small Cap Value Fund)
· Security Large Cap Concentrated Growth Series (d/b/a Rydex | SGI Large Cap Concentrated Growth Fund)
Security Large Cap Value Fund (d/b/a Rydex | SGI Large Cap Value Fund)	811-00487
Security Mid Cap Growth Fund (d/b/a Rydex | SGI Mid Cap Growth Fund)	811-01316

Rydex | SGI Funds, for disclosure purposes in this prospectus, include—Series of Security Equity Fund: Rydex | SGI Large Cap Core Fund, Rydex | SGI All Cap Value Fund, Rydex | SGI Alpha Opportunity Fund, Rydex | SGI Global Fund, Rydex | SGI Global Institutional Fund, Rydex | SGI Mid Cap Value Fund, Rydex | SGI Mid Cap Value Institutional Fund, Rydex | SGI Small Cap Growth Fund, Rydex | SGI Small Cap Value Fund, Rydex | SGI Large Cap Concentrated Growth Fund and Rydex | SGI All Cap Growth Fund ; Series of Security Large Cap Value Fund: Rydex | SGI Large Cap Value Fund and Rydex | SGI Large Cap Value Institutional Fund; Security Mid Cap Growth Fund (aka “Rydex | SGI Mid Cap Growth Fund”); Series of Security Income Fund: Rydex | SGI High Yield Fund and Rydex | SGI U.S. Intermediate Bond Fund.

One Security Benefit Place · Topeka, Kansas 66636-0001 ·  www.rydex-sgi.com
Rydex Distributors, LLC

46-06026-00 2011/02/01

RYDEX | SGI FUNDS PROSPECTUS

Institutional Funds
February 1, 201 1

Fundamental Alpha

Large Cap Value Institutional Fund	SLCIX

All Cap Value Institutional Fund Institutional Share Class	SVSIX

Global Institutional Fund	SGOLX

Mid Cap Value Institutional Fund	SVUIX

Small Cap Value Institutional Fund Institutional Share Class	SSUIX

Opportunistic
Alpha Opportunity Institutional Fund Institutional Share Class	SAOIX

www.rydex-sgi.com

The U.S. Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

Rydex Distributors, LLC

Fund Summaries	3
Rydex | SGI Large Cap Value Institutional Fund	3
Rydex | SGI All Cap Value Institutional Fund	7
Rydex | SGI Alpha Opportunity Institutional Fund	11
Rydex | SGI Global Institutional Fund	17
Rydex | SGI Mid Cap Value Institutional Fund	21
Rydex | SGI Small Cap Value Institutional Fund	25

Descriptions of Funds Offered in This Prospectus	29

Additional Information Regarding Investment Objectives and Strategies	29

Descriptions of Principal Risks	29

Portfolio Holdings	33

Investment Manager	33
Management Fees	33
Portfolio Managers	34

Sub-Advisers	36
Portfolio Managers	36

Buying Shares	37
Minimum Account Balance	38
Customer Identification and Verification	38
Market Timing/Short-Term Trading	38
Revenue Sharing Payments	40

Selling Shares	40
By Mail	40
By Telephone	41
By Broker	41
Payment of Redemption Proceeds	41

Dividends and Taxes	41
Tax on Distributions	41
Taxes on Sales or Exchanges	42
Back-up Withholding	42

Determination of Net Asset Value	42

Shareholder Services	43
Exchange Privilege	43

General Information	44
Shareholder Inquiries	44

Financial Highlights	44

2

Fund Summaries

Rydex | SGI Large Cap Value Institutional Fund

Investment Objective — The Large Cap Value Institutional Fund seeks long-term growth of capital.

Fees and Expenses of the Fund — This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.65%
Distribution and service (12b-1) fees	None
Other expenses	2.53%
Total annual fund operating expenses	3.18%
Fee waiver (and/or expense reimbursement)1	-2.22%
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)	0.96%
1
The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have “Total annual fund operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$772	$1,470	$3,331
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26 % of the average value of its portfolio.

3

Principal Investment Strategies — The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities of both U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Value Index. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values.

In choosing securities, Security Investors, LLC (the “Investment Manager”) primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Fund may, consistent with its status as a non-diversified mutual fund, focus its investments in a limited number of issuers.

The Fund may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the Fund’s portfolio, to maintain exposure to the equity markets, or to increase returns.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.

The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager’s expectations, among other reasons.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks — An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company’s stock.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Fund’s use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

4

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk. The Fund is considered non-diversified because it invests a large portion of the its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information — The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling 1-800-888-2461.

Highest Quarter Return
2Q 2009	19.40%

Lowest Quarter Return
2Q 2010	-13.27%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (For the periods ended December 31, 20 10 )

	1 Year	Since Inception 7/14/2008
Institutional Fund
Return before taxes	16.02%	2.80%
Return after taxes on distributions	15.73%	2.47%
Return after taxes on distributions and sale of fund shares	10.41%	2.19%
Index
Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	15.51%	2.01%

5

Management of the Fund — Security Investors, LLC (the “Investment Manager”) serves as the investment manager of the Fund. Mark Mitchell is primarily responsible for the day-to-day management of the Fund and holds the title of “Portfolio Manager” with the Investment Manager. He has managed the Fund since July 2008.

Purchase and Sale of Fund Shares — You may purchase or redeem Fund shares through your broker/ dealer, other financial intermediary that has an agreement with Rydex Distributors, LLC, the Fund’s distributor, or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. The minimum initial investment is $2 million, although the Fund may waive this requirement at its discretion. The Fund has a minimum account balance of $1 million. Due to the relatively high cost of maintaining accounts below the minimum account balance, the Fund reserves the right to redeem shares if an account balance falls below the minimum account balance for any reason. Investors will be given 60 days’ advance notice to reestablish the minimum account balance. If the account balance is not increased, the account may be closed, and the proceeds sent to the investor. Fund shares will be redeemed at NAV on the day the account is closed.

Tax Information — Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

Payments to Broker/Dealers and Other Financial Intermediaries — If you purchase Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

6

Fund Summaries

Rydex | SGI All Cap Value Institutional Fund

Investment Objective — The All Cap Value Institutional Fund seeks long-term growth of capital.

Fees and Expenses of the Fund — This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.70%
Distribution and service (12b-1) fees	None
Acquired fund fees and expenses	0.01%
Other expenses	2.78%
Total annual fund operating expenses	3.49%
Fee waiver (and/or expense reimbursement)1	-2.47%
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)	1.02%
1
The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have “Total annual fund operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$104	$841	$1,600	$3,601
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies — The Fund pursues its objectives by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in common stocks. The Fund will invest in common stocks of companies that, when purchased, have market capitalizations that are

7

usually within the range of companies in the Russell 3000 Value Index, which includes companies with micro- to large-capitalizations. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund’s investments include common stocks and may also include rights, warrants, American Depositary Receipts (“ ADRs ”) , preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of U.S. issuers. Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.

At times, the Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

In choosing securities, Security Investors, LLC (the “Investment Manager”) primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager’s expectations, among other reasons.

The Fund may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities to hedge the Fund’s portfolio, to maintain exposure to the equity markets, or to increase returns.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks — An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company’s stock.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Fund’s use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

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Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information — The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling 1-800-888-2461.

Highest Quarter Return
2Q 2009	20.54%

Lowest Quarter Return
2Q 2010	-10.86%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs”) .

Average Annual Total Returns (For the periods ended December 31, 20 10 )

	1 Year	Since Inception 10/3/2008
Institutional Fund
Return before taxes	17.41%	10.20%
Return after taxes on distributions	16.08%	9.54%
Return after taxes on distributions and sale of fund shares	12.14%	8.51%
Index
Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)	16.22%	6.19%

Management of the Fund — Security Investors, LLC (the “Investment Manager”) serves as the investment manager of the Fund. James Schier and Mark Mitchell are primarily responsible for the day-to-day management of the Fund, and each holds the title of “Portfolio Manager” with the Investment Manager. They have managed the Fund since October 2008.

9

Purchase and Sale of Fund Shares — You may purchase or redeem Fund shares through your broker/ dealer, other financial intermediary that has an agreement with Rydex Distributors, LLC, the Fund’s distributor, or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. The minimum initial investment is $2 million, although the may waive this requirement at its discretion. The Fund has a minimum account balance of $1 million. Due to the relatively high cost of maintaining accounts below the minimum account balance, the Fund reserves the right to redeem shares if an account balance falls below the minimum account balance for any reason. Investors will be given 60 days’ advance notice to reestablish the minimum account balance. If the account balance is not increased, the account may be closed, and the proceeds sent to the investor. Fund shares will be redeemed at NAV on the day the account is closed.

Tax Information — Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

Payments to Broker/Dealers and Other Financial Intermediaries — If you purchase Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

10

Fund Summaries

Rydex | SGI Alpha Opportunity Institutional Fund

Investment Objective — The Alpha Opportunity Institutional Fund seeks long-term growth of capital.

Fees and Expenses of the Fund — This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.25%
Distribution and service (12b-1) fees	None
Acquired fund fees and expenses	0.05%
Other expenses	2.03%
Total annual fund operating expenses	3.33%
Fee waiver (and/or expense reimbursement)1	-1.47%
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)	1.86%
1
The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have “Total annual fund operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$189	$887	$1,609	$3,522
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 954 % of the average value of its portfolio.

Principal Investment Strategies — The Fund pursues its objective by investing, under normal market conditions, approximately (1) 37.5% of its total assets according to a long/short strategy with an emphasis on

11

securities of domestic issuers managed by Mainstream Investment Advisers, LLC (“Mainstream” and the “Domestic Long/Short Sub-Portfolio”), the Fund’s sub-adviser; (2) 37.5% of its total assets, managed directly by Security Investors, LLC (the “Investment Manager”), according to a long/short strategy with an emphasis on securities of non-U.S. issuers (the “Global Long/Short Sub-Portfolio”); and (3) 25% of its total assets, managed directly by the Investment Manager, in a portfolio of equity securities, equity derivatives and fixed income securities (the “Indexed Sub-Portfolio”) that is intended to closely track the performance of the S&P 500 Composite Stock Price Index (the “S&P 500 Index”), which consists of common stocks representing approximately two-thirds of the total market value of all U.S. common stocks. Each of Mainstream and the Investment Manager manages its allocation of the Fund’s assets according to its respective strategy, and its trading decisions are made independently.

“Alpha” in the Fund’s name refers to the potential for the Fund’s portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Fund will achieve its objective of long-term growth of capital, and an investment in the Fund involves significant risk.

All daily cash inflows and outflows will be allocated to the Indexed Sub-Portfolio of the Fund. Approximately once a month, the Investment Manager will review the allocations in each of the sub-portfolios. When the Indexed Sub-Portfolio is greater than 25% or less than 15% of the Fund’s total assets, the Investment Manager usually will rebalance the Fund’s portfolio by reallocating the assets among the sub-portfolios so that the Fund returns to the target allocation. The Investment Manager will also usually rebalance the Domestic and Global Long/Short Sub-Portfolios of the Fund when the difference between those sub-portfolios is more than 10% of the Fund’s total assets so that the percentage of the Fund’s total assets in each of the Domestic and Global Long/Short Sub-Portfolios returns to approximately 37.5%.

The Fund may invest up to 50% of its net assets in foreign securities, in addition to American Depositary Receipts (“ADRs”). ADRs are dollar-denominated receipts issued generally by U.S. banks, which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Each of the Fund’s sub-portfolios can invest in foreign securities although the Global Long/Short Sub-Portfolio will invest a larger portion of its assets in foreign securities so that the assets in the Global Long/ Short Sub-Portfolio generally will be diversified among investments in a number of different countries throughout the world. The Fund may invest in issuers of any size, including small-capitalization issuers.

Certain investment vehicles’ securities in which the Fund may invest may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund (or each of its sub-portfolios) could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Strategies of the Domestic Long/Short Sub-Portfolio. The Fund pursues its domestic long/ short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in exchange traded funds (“ETFs”) and other securities with equity characteristics. If there are an insufficient number of available securities meeting the purchase criteria of Mainstream, the Fund may also hold a portion of its assets in cash and money market instruments, and such holdings may be substantial. Dividend and interest income will be an incidental consideration. The Fund may engage in short sales of securities believed to be overvalued.

Mainstream seeks to identify individual stocks with solid underlying financial fundamentals, trading at levels representing value relative to the market generally. Mainstream uses technical and fundamental methods of analysis to choose stocks for the Fund’s portfolio. The technical analyses used include a relative strength index (“RSI”), price moving averages and price relative to historical market averages.

Mainstream also uses bottom-up analysis by evaluating approximately 2,000 actively traded stocks in the marketplace. The bottom-up analysis reviews stock prices in relationship to their stock price moving averages and ranks them by their RSIs. A purchase candidate is identified as a stock that is at fair value or undervalued to the marketplace. A sale candidate is identified as a stock that is expensive or overbought. These action candidates are then grouped by industry. Mainstream prefers that the candidates are concentrated in a particular industry. Mainstream also considers the industry and underlying financial fundamentals of the action candidates. Where the fundamentals are positive relative to their valuations, the stocks may be purchased. Stocks with high RSIs may be sold. Stocks with high RSIs and deteriorating fundamentals may be sold short.

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A top-down evaluation of the stock and bond markets, primarily based on their RSIs, is also used. A high RSI may indicate that the marketplace is expensive or overbought; conversely, a low RSI may indicate that the marketplace is inexpensive or oversold. Mainstream uses the RSI in combination with an analysis of the short-term outlook for corporate earnings, interest rates, currencies and commodities to determine the overall stock to cash and long stock to short stock allocations.

Mainstream actively manages its portion of the Fund’s portfolio and will buy and sell securities frequently.

Strategies of the Global Long/Short Sub-Portfolio. The Fund pursues a global long/short strategy by holding long (purchasing) foreign and domestic common stocks or convertible stocks of companies which the Investment Manager believes will outperform the market and by selling short those securities believed to be overvalued or expected to underperform the market.

The Investment Manager may also invest a portion of the Fund’s assets in options, futures contracts and foreign currencies, which may be used to hedge its portion of the Fund’s portfolio, to increase returns or to maintain exposure to the equity markets. The Investment Manager may engage in short sales of securities believed to be overvalued or expected to underperform the market. The Investment Manager may also invest in emerging market countries. With respect to investments in foreign securities, there is no limit in the amount that the Global Long/Short Sub-Portfolio may invest in securities issued by companies from emerging markets.

The Investment Manager uses both quantitative and qualitative techniques to identify long and short investment opportunities. The Investment Manager’s universe of securities begins with approximately 5,000 of the largest publicly traded companies globally. Through quantitative screening and fundamental analysis, the Investment Manager narrows the universe of securities to a list of long and short investment opportunities. The Investment Manager then builds a portfolio of securities designed to maximize the absolute returns of the sub-portfolio from the Investment Manager’s selection methodology while working to maintain prudent risk controls.

The Investment Manager will consider buying a security that is not currently held in the Global Long/Short Sub-Portfolio when the security candidate has passed through the research process and the Investment Manager believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets its criteria. In the case of a security already held in the Global Long/Short Sub-Portfolio, the Investment Manager will consider adding to the position in the event the security has been unusually weak in the market based on the Investment Manager’s analysis and the Investment Manager continues to believe that the one year price objective is valid. The Investment Manager will consider selling a security if it believes that the price objective is no longer valid. The Investment Manager may also reduce a position in the Global Long/Short Sub-Portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating.

Strategies of the Indexed Sub-Portfolio. The Investment Manager seeks investment returns that are similar to those of the S&P 500 Index by primarily investing in equity derivatives, such as futures contracts, options on futures contracts, and equity options. An equity derivative is a financial instrument whose value depends on, or is “derived” from, the value of an underlying asset or index, such as the S&P 500 Index. Using S&P 500 equity derivatives, the Investment Manager can obtain investment exposure to the S&P 500 Index equal to the net asset value of the Fund that it manages with a fraction of the assets that would be needed to purchase an equivalent amount of equity securities directly. Obtaining magnified investment exposure on a small investment is referred to as “leverage,” and it can increase the volatility of the Fund’s performance. However, because the Fund ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the Investment Manager will manage the remainder of its portion of the Fund so that any leverage achieved through equity derivatives is reduced by other investments. While there are a number of ways of offsetting the leverage achieved through equity derivatives, the Investment Manager generally will do so by investing in fixed income securities in an amount sufficient to meet the Fund’s obligations under the equity derivatives.

The Investment Manager actively manages the fixed income securities with a view toward enhancing the Fund’s total return and recouping some of the transaction and financing costs associated with investing in equity derivatives, which are reflected in the operating costs of the Fund. The Fund’s overall portfolio duration for its investments in fixed income securities is normally not expected to exceed one year. The fixed income securities in which the Fund may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities of U.S. issuers, including mortgage backed and other asset-backed securities; and bank certificates of deposit, fixed time deposits and bankers’ acceptances.

13

Although the Investment Manager does not normally invest the Indexed Sub-Portfolio directly in S&P 500 securities, when equity derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest in a “basket” of S&P 500 stocks. The S&P 500 Index is a well known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return of the S&P 500 Index itself. The Investment Manager may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500 Index. The Fund may also invest in ETFs based on the S&P 500 Index, such as Standard & Poor’s Depositary Receipts.

Principal Risks — An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Credit Risk. The Fund could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company’s stock.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Interest Rate Risk. Investments in fixed income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Fund’s securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Fund’s use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk.  The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

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Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Short Sales Risk. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information — The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling 1-800-888-2461.

Highest Quarter Return
3Q 2010	18.70%

Lowest Quarter Return
2Q 2010	-14.73%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (For the periods ended December 31, 20 1 0 )

	1 Year	Since Inception 11/7/2008
Institutional Fund
Return before taxes	23.85%	21.97%
Return after taxes on distributions	23.85%	21.97%
Return after taxes on distributions and sale of fund shares	15.50%	18.97%
Index
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	15.06%	19.26%

Management of the Fund — Security Investors, LLC (the “Investment Manager”) serves as the investment manager of the Fund. Michael P. Byrum, Michael J. Dellapa, and Ryan A. Harder are primarily responsible for the

15

day-to-day management of the Indexed Sub-Portfolio, and each holds the title of “Portfolio Manager” with the Investment Manager. They ha ve co-managed the Fund since May 2010. Scott Klimo, David Whittall, Mark Kress, and Yon Perullo are primarily responsible for the day-to-day management of the Global Long/Short Sub-Portfolio and each holds the title of “Portfolio Manager” with the Investment Manager . T hey have co-managed the Fund since August 2008. Mainstream Investment Advisers, LLC serves as a sub-adviser of the Fund. William Jenkins and Charles Craig are primarily responsible for the day-to-day management of the Domestic Long/Short Sub-Portfolio , and each holds the title of “Portfolio Manager” with the sub-adviser, Mainstream Investment Advisers, LLC. They have co-managed the Fund since July 2003.

Purchase and Sale of Fund Shares — You may purchase or redeem Fund shares through your broker/ dealer, other financial intermediary that has an agreement with Rydex Distributors, LLC, the Fund’s distributor, or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. The minimum initial investment is $2 million, although the Fund may waive this requirement at its discretion. The Fund has a minimum account balance of $1 million. Due to the relatively high cost of maintaining accounts below the minimum account balance, the Fund reserves the right to redeem shares if an account balance falls below the minimum account balance for any reason. Investors will be given 60 days’ advance notice to reestablish the minimum account balance. If the account balance is not increased, the account may be closed, and the proceeds sent to the investor. Fund shares will be redeemed at NAV on the day the account is closed.

Tax Information — Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

Payments to Broker/Dealers and Other Financial Intermediaries — If you purchase Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

16

Fund Summaries

Rydex | SGI Global Institutional Fund

Investment Objective — The Global Institutional Fund seeks long-term growth of capital.

Fees and Expenses of the Fund — This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Distribution and service (12b-1) fees	None
Other expenses	2.34%
Total annual fund operating expenses	3.34%
Fee waiver (and/or expense reimbursement)1	-2.34%
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)	1.00%
1
The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have “Total annual fund operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$808	$1,538	$3,472

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 295 % of the average value of its portfolio.

Principal Investment Strategies — The Fund pursues its objective by investing, under normal market conditions, in at least three countries, one of which may be the United States. The Fund invests primarily in foreign and domestic common stocks or convertible stocks of companies considered to have appreciation possibilities. While the Fund may invest in the United States, there is no limit on its foreign investments. Ordinarily, at least 40% of Fund assets, but not less than 30% of Fund assets, will be invested in securities of non-U.S. issuers. Investments in debt

17

securities may be made when market conditions are uncertain. The Fund may invest in issuers of any size, including small-capitalization issuers. The Fund’s index is the MSCI World Index, which is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the United States , Europe, Canada, Australia, New Zealand and the Far East.

      The Fund may also invest a portion of its assets in foreign currencies and derivatives, including options and futures contracts, which may be used to hedge the Fund’s portfolio, to increase returns or to maintain exposure to the equity markets. The Fund may also invest in emerging market countries.

      The Fund actively trade s its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

       Security Investors, LLC (the “Investment Manager”) manages Fund assets pursuant to a Global Equity strategy that seeks consistent alpha in all market environments. Using a proprietary database composed of 5,000 companies from around the world, the Investment Manager employs a bottom-up stock selection process designed to generate alpha through stock selection while maintaining a globally diversified portfolio.

      To lower the risks of foreign investing, such as currency fluctuations, the Investment Manager generally diversifies the Fund’s investments broadly across countries and industries.

Although the Fund primarily invests in securities issued by companies from countries with established economies, there is no limit in the amount that the Fund may invest in securities issued by companies from emerging markets.

      Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks — An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company’s stock.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Leverage Risk. The Fund’s use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Performance Information — The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s

18

average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling 1-800-888-2461.

Highest Quarter Return
2Q 2009	16.33%

Lowest Quarter Return
2Q 2010	-12.01%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”) .

Average Annual Total Returns (For the periods ended December 31, 20 1 0 )

	1 Year	Since Inception 7/14/2008
Institutional Fund
Return before taxes	16.40%	0.79%
Return after taxes on distributions	15.86%	0.24%
Return after taxes on distributions and sale of fund shares	10.66%	0.34%
Index
MSCI World Index (reflects no deductions for fees, expenses, or taxes)	8.95%	-1.82%

Management of the Fund — Security Investors, LLC (the “Investment Manager”) serves as the investment manager of the Fund. Security Global Investors, LLC serves as the sub-adviser of the Fund. Scott Klimo, David Whittall, Mark Kress, and Yon Perullo are primarily responsible for the day-to-day management of the Fund, and each holds the title of “Portfolio Manager” with Security Global Investors, LLC; they have co-managed the Fund since August 2007.

Purchase and Sale of Fund Shares — You may purchase or redeem Fund shares through your broker/dealer, other financial intermediary that has an agreement with Rydex Distributors, LLC, the Fund’s distributor, or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. The minimum initial investment is $2 million, although the Fund may waive this requirement at its discretion. The Fund has a minimum account balance of $1 million. Due to the relatively high cost of maintaining accounts below the minimum account balance, the Fund reserves the right to redeem shares if an account balance falls below the minimum account balance for any reason. Investors will be given 60 days’ advance notice to reestablish the minimum account balance. If the account balance is not increased, the account may be closed, and the proceeds sent to the investor. Fund shares will be redeemed at NAV on the day the account is closed.

19

Tax Information — Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

Payments to Broker/Dealers and Other Financial Intermediaries — If you purchase Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

20

Fund Summaries

Rydex | SGI Mid Cap Value Institutional Fund

Investment Objective — The Mid Cap Value Institutional Fund seeks long-term growth of capital.

Fees and Expenses of the Fund — This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.75%
Distribution and service (12b-1) fees	None
Acquired fund fees and expenses	0.01%
Other expenses	0.20%
Total annual fund operating expenses	0.96%
Fee waiver (and/or expense reimbursement)1	-0.06%
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)	0.90%
1
The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have “Total annual fund operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$92	$300	$525	$1,173

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20 % of the average value of its portfolio.

Principal Investment Strategies — The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ ADRs ”) , that, when purchased, have market capitalizations that are usually within the range

21

of companies in the Russell 2500 Value Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Fund generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Value Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of December 31, 20 10 , the index consisted of securities of companies with capitalizations that ranged from $27 million to $9.7 billion.

Security Investors, LLC (the “Investment Manager”) typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. Due to the nature of value companies, the securities included in the Fund’s portfolio typically consist of small-to medium-sized companies.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks — An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company’s stock.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the expenses of the underlying vehicles’ expenses.

Leverage Risk. The Fund’s use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

22

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information — The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling 1-800-888-2461.

Highest Quarter Return
2Q 2009	24.00%

Lowest Quarter Return
2Q 2010	-7.44%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs” ) .

Average Annual Total Returns (For the periods ended December 31, 20 10 )

	1 Year	Since Inception 7/14/2008
Institutional Fund
Return before taxes	17.17%	13.96%
Return after taxes on distributions	15.79%	11.84%
Return after taxes on distributions and sale of fund shares	11.57%	10.72%
Index
Russell 2500 Value Index (reflects no deductions for fees, expenses, or taxes)	24.81%	8.62%

Management of the Fund — Security Investors, LLC (the “Investment Manager”) serves as the investment manager of the Fund. James Schier is primarily responsible for the day-to-day management of the Fund and holds the title of “Portfolio Manager” with the Investment Manager. He has managed the Fund since July 2008.

23

Purchase and Sale of Fund Shares — You may purchase or redeem Fund shares through your broker/dealer, other financial intermediary that has an agreement with Rydex Distributors, LLC, the Fund’s distributor, or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. The minimum initial investment is $2 million, although the Fund may waive this requirement at its discretion. The Fund has a minimum account balance of $1 million. Due to the relatively high cost of maintaining accounts below the minimum account balance, the Fund reserves the right to redeem shares if an account balance falls below the minimum account balance for any reason. Investors will be given 60 days’ advance notice to reestablish the minimum account balance. If the account balance is not increased, the account may be closed, and the proceeds sent to the investor. Fund shares will be redeemed at NAV on the day the account is closed.

Tax Information — Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

Payments to Broker/Dealers and Other Financial Intermediaries — If you purchase Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

24

Fund Summaries

Rydex | SGI Small Cap Value Institutional Fund

Investment Objective — The Small Cap Value Institutional Fund seeks long-term growth of capital.

Fees and Expenses of the Fund — This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Distribution and service (12b-1) fees	None
Other expenses	1.21%
Total annual fund operating expenses	2.21%
Fee waiver (and/or expense reimbursement)1	-1.16%
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)	1.05%
1
The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have “Total annual fund operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).

      Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$579	$1,079	$2,453
The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 140 % of the average value of its portfolio.

Principal Investment Strategies — The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American

25

Depositary Receipts (“ADRs”) that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2000 Value Index. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Fund generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index, which is an unmanaged index measuring the performance of the small cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values.

Security Investors, LLC (the “Investment Manager”) typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks — An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company’s stock.

Foreign Securities Risk. Foreign securities , including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Fund’s use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

26

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information — The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.rydex-sgi.com or by calling 1-800-888-2461.

Highest Quarter Return
2Q 2009	31.34%

Lowest Quarter Return
2Q 2010	-8.24%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ( “IRAs”) .

Average Annual Total Returns (For the periods ended December 31, 20 10 )

	1 Year	Since Inception 7/14/2008
Institutional Fund
Return before taxes	21.89%	27.07%
Return after taxes on distributions	18.34%	23.84%
Return after taxes on distributions and sale of fund shares	15.88%	21.74%
Index
Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	24.49%	7.95%

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Management of the Fund — Security Investors, LLC (the “Investment Manager”) serves as the investment manager of the Fund. James Schier is primarily responsible for the day-to-day management of the Fund and holds the title of “Portfolio Manager” with the Investment Manager. He has managed the Fund since July 2008.

Purchase and Sale of Fund Shares — You may purchase or redeem Fund shares through your broker/dealer, other financial intermediary that has an agreement with Rydex Distributors, LLC, the Fund’s distributor, or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. The minimum initial investment is $2 million, although the Fund may waive this requirement at its discretion. The Fund has a minimum account balance of $1 million. Due to the relatively high cost of maintaining accounts below the minimum account balance, the Fund reserves the right to redeem shares if an account balance falls below the minimum account balance for any reason. Investors will be given 60 days’ advance notice to reestablish the minimum account balance. If the account balance is not increased, the account may be closed, and the proceeds sent to the investor. Fund shares will be redeemed at NAV on the day the account is closed.

Tax Information — Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

Payments to Broker/Dealers and Other Financial Intermediaries — If you purchase Fund shares through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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Description of Funds Offered in This Prospectus

This prospectus offers shares of the Rydex | SGI Large Cap Value Institutional Fund, Rydex | SGI Global Institutional Fund, Rydex | SGI Mid Cap Value Institutional Fund, and Institutional Class Shares of the Rydex | SGI All Cap Value Fund, Rydex | SGI Alpha Opportunity Fund and Rydex | SGI Small Cap Value Fund (which are referred to in this prospectus as the Rydex | SGI All Cap Value Institutional Fund Shares, Rydex | SGI Alpha Opportunity Institutional Fund Shares and Rydex | SGI Small Cap Value Institutional Fund Shares, respectively, and the funds are referred to as Rydex | SGI All Cap Value Institutional Fund, Rydex | SGI Alpha Opportunity Institutional Fund and Rydex | SGI Small Cap Value Institutional Fund, respectively) (each a “Fund” and together, the “Funds”).

Additional Information Regarding Investment Objectives and Strategies

The Board of Directors of the Funds may change the Funds’ investment objectives and strategies at any time without shareholder approval. A Fund will provide written notice to shareholders prior to, or concurrent with, any such change as required by applicable law. Should a Fund with a name suggesting a specific type of investment or industry change its policy of investing at least 80% of its assets in the type of investment or industry suggested by its name, the Fund will provide shareholders at least 60 days’ notice prior to making the change. As with any investment, there can be no guarantee the Funds will achieve their investment objectives.

Descriptions of Principal Risks

Additional information on the principal risks of the Funds is described below. Not all of the risks apply to each Fund. A list of the main risks that apply to a particular Fund can be found under the “Principal Risks” heading for that Fund. However, the fact that a particular risk was not indicated as a principal risk for a Fund does not mean that the Fund is prohibited from investing its assets in securities that give rise to that risk. It simply means that the risk is not a principal risk for that Fund. For example, the risk of investing in smaller companies was not listed as a principal risk for Large Cap Value Institutional Fund. This does not mean that Large Cap Value Institutional Fund is prohibited from investing in smaller companies, only that the risk of smaller companies is not one of the main risks associated with Large Cap Value Institutional Fund. The Portfolio Manager for a Fund has considerable leeway in choosing investment strategies and selecting securities that he or she believes will help the Fund achieve its investment objective. In seeking to meet its investment objective, a Fund’s assets may be invested in any type of security or instrument whose investment characteristics are consistent with the Fund’s investment program.

In addition, investors should note that, to the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time, to merge or reorganize itself or a class of shares, or to cease operations and liquidate at any time.

Active Trading Risk — Active trading will increase the costs a Fund incurs because of higher brokerage charges or mark-up charges, which are passed on to shareholders of the Fund, and, as a result, may lower the Fund’s performance. It may also result in short-term capital gains, which may increase the amount of tax an investor pays on a Fund’s distributions.

Credit Risk — It is possible that some issuers of fixed-income securities will not make payments on debt securities held by a Fund, or there could be defaults on repurchase agreements held by a Fund. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond can affect the bond’s liquidity and make it more difficult for a Fund to sell.

Emerging Markets Risk — All of the risks of investing in foreign securities are heightened by investing in less developed and developing countries, which are sometimes referred to as emerging markets. The markets of developing countries historically have been more volatile than the markets of developed countries with mature

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economies. For example, the political and economic structures in these countries may be young and developing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative, but often have provided higher rates of return, and greater risks, to investors.

Equity Derivatives Risk — Equity derivatives include options, futures and options on futures, which may be used to hedge a Fund’s portfolio, to increase returns or to maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. These risks may include illiquidity of the equity derivative, imperfect correlation with underlying investments or a Fund’s other portfolio holdings, lack of availability, counterparty risks, valuation risks and legal restrictions. In addition, when a Fund sells covered call options, it receives cash but limits its opportunity to profit from an increase in the market value of the security beyond the exercise price (plus the premium received). The gain may be less than if the Fund had not sold an option on the underlying security. Accordingly, there is the risk that such practices may fail to serve their intended purposes and may reduce returns or increase volatility. There is also the risk that a Fund could lose more than the amount the Fund invested in the derivative. These practices also entail transactional expenses and may cause a Fund to realize higher amounts of short-term capital gains than if the Fund had not engaged in such transactions.

Equity Securities Risk — Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. A Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk — Investing in foreign investments, including investing in foreign securities through American Depositary Receipts,   involve certain special risks, including, but not limited to: (1) unfavorable changes in currency exchange rates; (2) adverse political and economic developments; (3) unreliable or untimely information; (4) limited legal recourse; (5) limited markets; (6) higher operational expenses; and (7) illiquidity. These risks may even be higher in underdeveloped markets.

Foreign investments are normally issued and traded in foreign currencies. As a result, their values may be affected by changes in the exchange rates between particular foreign currencies and the U.S. dollar. Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or transport of foreign currency, and tax increases. There may also be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The legal remedies for investors in foreign investments may be more limited than those available in the United States. Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than domestic investments, which means a Fund may at times be unable to sell its foreign investments at desirable prices. For the same reason, a Fund may at times find it difficult to value its foreign investments. Brokerage commissions and other fees are generally higher for foreign investments than for domestic investments. The procedures and rules for settling foreign transactions may also involve delays in payment, delivery or recovery of money or investments. Foreign withholding taxes may reduce the amount of income available to distribute to shareholders of the Funds.

Growth Stocks Risk — Investments in growth stocks may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.

Index Risk — The performance of an underlying fund or other investment that seeks to track a benchmark index may not correspond to the benchmark index for any period of time. Such an investment may not duplicate the exact composition of its index. In addition, unlike a fund or other investment, the returns of an index are not reduced by expenses, and therefore, the ability of a fund to match the performance of the index is adversely affected by the costs of buying and selling investments as well as other expenses.

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Interest Rate Risk — Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of a Fund’s securities and share price to decline. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds in a Fund, the more a Fund’s share price will fluctuate in response to interest rate changes.

Investment in Investment Vehicles Risk — Investments in investment companies or other investment vehicles may include index-based unit investment trusts such as Standard & Poor’s Depositary Receipts (“SPDRs”) and similar securities of other investment companies, including mutual funds and exchange traded funds (“ETFs”) or other investment vehicles . Such index-based investments sometimes hold substantially all of their assets in securities representing a specific index. In the case of SPDRs, the index represented is the S&P 500 Index , but a Fund may invest in other index-based investments designed to track other indexes or market sectors. To the extent a Fund invests in other investment companies or vehicles, the Fund and its shareholders will incur its pro rata share of the underlying investment companies’ or vehicles’ expenses, such as investment advisory and other management expenses, and shareholders will be required to pay the operating expenses of two or more investment vehicles. In addition, a Fund will be subject to the effects of business and regulatory developments that affect an underlying investment company or vehicle or the investment company industry generally. A Fund may use index-based investments as a way of managing its cash position, to maintain liquidity while gaining exposure to the equity markets, or a particular sector of the equity market, or to seek to avoid losses in declining market conditions.

Leverage Risk — The use of derivatives may create leveraging risk. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial impact on the net asset value of a Fund. Leveraging may cause a Fund to be more volatile than if it had not been leveraged. To mitigate leveraging risk, a Fund segregates liquid assets to meet its obligations under, or otherwise covers, the transactions that may give rise to this risk. Leverage can also arise through the use of borrowing for investment purposes.

Liquidity Risk — Investments are subject to liquidity risks when they are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of a Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Management Risk — The Funds are subject to management risk because they are actively managed investment portfolios. The Investment Manager, and in the case of a Fund that is also managed by a sub-adviser, the Investment Manager and sub-adviser, and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Investment Manager, any sub-adviser and each individual portfolio manager in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment objectives.

Market Risk — Equity securities fluctuate in price, and their prices tend to fluctuate more dramatically over the shorter term than do the prices of other asset classes. These movements may result from factors affecting individual companies or from broader influences like changes in interest rates, market conditions, investor confidence or changes in economic, political or financial market conditions. Volatility of financial markets can expose a Fund to greater market risk, possibly resulting in greater liquidity risk. Market conditions also may lead to increased regulation of the Fund and the instruments in which the Fund may invest, which may, in turn, affect the Fund’s ability to pursue its investment objective and the Fund’s performance.

Non-Diversification Risk — A non-diversified Fund may hold larger positions in a smaller number of securities than a diversified Fund. As a result, a change in the market value of a single security may have a greater impact on a Fund’s net asset value and total return. A non-diversified Fund is expected to be more volatile than a diversified Fund.

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Overweighting Risk — Overweighting investments in certain sectors or industries of the stock market increases the risk that a Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Preferred Securities Risk — Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Restricted Securities Risk — Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 (“1933 Act”). Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid and, therefore, are subject to a Fund’s limitation on illiquid securities.

Restricted securities (including Rule 144A Securities, defined below) may involve a high degree of business and financial risk which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. In particular, Rule 144A Securities may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Rule 144A permits the resale to “qualified institutional buyers” of “restricted securities” that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted on NASDAQ (“Rule 144A Securities”).

Investing in Rule 144A Securities and other restricted securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

Short Sales Risk — A short sale entails selling a borrowed security with the expectation that the price of the security will decline so that a Fund may purchase the security at a lower price when the Fund must return the security that it borrowed. While the potential losses associated with investing in stocks are typically limited to the original cost of the securities, the potential for losses associated with short positions is much greater than the original value of the securities sold short. A Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price, resulting in a loss. Short sales also subject a Fund to risks related to the lender (such as bankruptcy risks) or the general risk that the lender does not comply with its obligations. The use of short sales may cause a Fund to have higher expenses than those of equity mutual funds that do not engage in short sales, including the cost of paying the lender an amount equal to any dividends on the borrowed securities. Also, short sales may be subject to legal restrictions, which may limit the ability of a Fund to implement its strategies.

Smaller Companies Risk — The equity securities of smaller companies may be particularly volatile, especially during periods of economic uncertainty. Securities of smaller companies may present additional risks because their earnings are less predictable and their securities are often less liquid than those of larger, more established companies. Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk — Companies in the rapidly changing fields of technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price

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declines. The level of risk will be increased to the extent that a Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management.

Value Stocks Risk — Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While the Funds’ investments in value stocks may limit downside risk over time, a Fund may, as a trade-off, produce more modest gains than riskier stock funds.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ underlying portfolio securities is available in the Funds’ Statement of Additional Information and on their website at www.rydex-sgi.com. In addition, investors should note that the Funds publish a complete list of their month-end portfolio holdings on their website generally within one to two business days after the end of each calendar month. Such information will remain online for four months, or as otherwise required by law.

Investment Manager

Security Investors, LLC (the “Investment Manager“), One Security Benefit Place, Topeka, Kansas 66636, is the Funds’ investment manager. On September 30, 20 1 0 , the aggregate assets under the investment management of the Investment Manager were approximately $5.1 billion . The Investment Manager makes investment decisions for the assets of the Funds and continuously reviews, supervises and administers each Fund’s investment program.

Management Fees — The following chart shows the aggregate investment management fees paid by each Fund during the last fiscal year, except as otherwise indicated. For Funds for which the Investment Manager has retained a sub-adviser, the Investment Manager, and not the Funds, is responsible for payment of sub-advisory fees.

The Investment Manager may waive some or all of its management fee to limit the total operating expenses of a Fund to a specified level. The Investment Manager also may reimburse expenses of a Fund from time to time to help it maintain competitive expense ratios. These arrangements may be voluntary in which case they may be terminated at any time. The fees without waivers or reimbursements are shown in the fee tables in each Fund’s summary information.

Management Fees (Net of Waivers) (expressed as a percentage of average net assets)
Large Cap Value Institutional Fund	0.65%
All Cap Value Institutional Fund	0.70%
Alpha Opportunity Institutional Fund	1.25%
Global Institutional Fund	1.00%
Mid Cap Value Institutional Fund	0.75%
Small Cap Value Institutional Fund	1.00%

Additionally, as noted in the “Fund Summary” section for certain Funds, the Investment Manager has contractually agreed through January 31, 201 2 (or March 31, 201 2 , for Mid Cap Value Institutional Fund) to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of a Fund to an indicated annual percentage of average daily net assets for each class of shares. A Fund with a contractual fee waiver may have “Total annual fund operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by a Fund of fees waived or expenses reimbursed during any of the previous

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36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

A discussion regarding the basis for the Board of Directors approving any investment advisory contract on behalf of each of the Funds is available in the Fund ’s semi-annual report for fiscal half -year ending March 31, 2010

Portfolio Managers — The Portfolio Managers of the Investment Manager oversee the day-to-day operations of the following Funds:

Large Cap Value Institutional Fund and All Cap Value Institutional Fund

Mark A. Mitchell, Portfolio Manager of the Investment Manager, manages Large Cap Value Institutional Fund and All Cap Value Institutional Fund. Prior to joining the Investment Manager, Mr. Mitchell was employed by GE Investments and its successor company, GE Asset Management, from 1994 to 2002 in the following positions: Senior Financial Analyst, Taxable Fixed Income from 1994 to 1995; Sector Portfolio Manager and Research Analyst from 1996 to 1998; Vice President, Assistant Portfolio Manager from 1998 to 1999; Vice President, Sector Portfolio Manager and Research Analyst from 1999 to 2001; and most recently as Vice President, Portfolio Manager, US Equities. Prior to 1994, Mr. Mitchell served in various positions with GE Capital. Mr. Mitchell holds a Bachelor of Science degree with an emphasis in Finance from the University of Nebraska and is a graduate of the GE Financial Management Program. He is a Chartered Financial Analyst charterholder.

All Cap Value Institutional Fund, Mid Cap Value Institutional Fund and Small Cap Value Institutional Fund

James P. Schier, Senior Portfolio Manager of the Investment Manager, has co-managed All Cap Value Institutional Fund since October 2008, Mid Cap Value Institutional Fund since July 2008, and the Small Cap Value Institutional Fund since July 2008. While employed by the Investment Manager, he also served as a research analyst. Prior to joining the Investment Manager in 1995, he was a portfolio manager for Mitchell Capital Management from 1993 to 1995. From 1988 to 1993, he served as Vice President and Portfolio Manager for Fourth Financial. Prior to 1988, Mr. Schier served in various positions in the investment field for Stifel Financial, Josepthal & Company and Mercantile Trust Company. Mr. Schier earned a Bachelor of Business degree from the University of Notre Dame and an MBA from Washington University. He is a Chartered Financial Analyst charterholder.

Alpha Opportunity Institutional Fund

Michael P. Byrum, Portfolio Manager of the Investment Manager, has co-managed the Indexed Sub-Portfolio of the Alpha Opportunity Fund since May 2010. Mr. Byrum has been a Senior Vice President of the Investment Manager since 2010.  He previously was the President and Chief Investment Officer of Rydex Investments (the business name of Rydex Advisors, LLC and Rydex Advisors II, LLC, and affiliates of the Investment Manager, which merged with and into the Investment Manager as of January 2011),and has been associated with Rydex Investments since it was founded in 1993. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University in Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, Portfolio Manager of the Investment Manager, has co-managed the Indexed Sub-Portfolio of the Alpha Opportunity Fund since May 2010. Mr. Dellapa, and has been associated with Rydex Investments (the business name of Rydex Advisors, LLC and Rydex Advisors II, LLC, and affiliates of the Investment Manager, which merged with and into the Investment Manager as of January 2011) since 2000. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Ryan A. Harder, Portfolio Manager of the Investment Manager, has co-managed the Indexed Sub-Portfolio of the Alpha Opportunity Fund since May 2010. Mr. Harder and has been associated with Rydex Investments (the business name of Rydex Advisors, LLC and Rydex Advisors II, LLC, and affiliates of the Investment Manager, which merged with and into the Investment Manager as of January 2011) since 2004. He is Portfolio Manager for

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the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an assistant portfolio manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Alpha Opportunity Fund and Global Fund

Scott F. Klimo, Portfolio Manager of the Investment Manager, he has been a co-manager of Global Fund since August 2007 and a co-manager of the Global Long/Short Sub-Portfolio of the Alpha Opportunity Fund since August 2008. Mr. Klimo was a portfolio manager of Avera from October 2001 until he joined Security Global Advisors, LLC, (which was merged with and into the Investment Manager as of January 2011) in June 2007. Prior to joining Avera, he worked as a senior international analyst for Founders Asset Management in Denver from December 1999 to September 2001, focusing on consumer durables and non-durables, telecommunications and telecom equipment. Before joining Founders, Mr. Klimo was an assistant portfolio manager for the State of Wisconsin Investment Board from May 1998 to November 1999 where he helped manage a $4 billion international portfolio with a value-oriented investment style. He began his investment career in 1987 as an analyst for Crosby Securities in Hong Kong, before progressing to Thailand Research Director for Smith New Court Far East. Mr. Klimo graduated from Hamilton College with a Bachelor of Arts degree in Asian Studies and immediately left for Asia, where he spent the next eleven years. He is a Chartered Financial Analyst charterholder.

David Whittall, Portfolio Manager of the Investment Manager, he has been a co-manager of Global Fund since August 2007 and a co-manager of the Global Long/Short Sub-Portfolio of the Alpha Opportunity Fund since August 2008. Mr. Whittall was a portfolio manager of Avera from March 2004 until June 2007 when he joined Security Global Advisors, LLC, (which was merged with and into the Investment Manager as of January 2011). Prior to joining Avera, Mr. Whittall was senior vice president and the senior international equity salesman at HSBC in San Francisco from January 2003. Prior to HSBC, he was a vice president at JP Morgan and their senior European equity salesman in San Francisco from May 2001 to October 2002. Before his work in international equity sales, Mr. Whittall spent seven years at Montgomery Asset Management where he was a senior analyst, portfolio manager and principal. Mr. Whittall graduated from UC Berkeley with a Bachelor of Arts degree in Asian Studies. He spent one year as a UC Regent’s scholar at Beijing University in the People’s Republic of China.

Mark Kress, Portfolio Manager of the Investment Manager, he has been a co-manager of Global Fund since August 2007 and a co-manager of the Global Long/Short Sub-Portfolio of the Alpha Opportunity Fund since August 2008. Along with Mr. Perullo, Mr. Kress is jointly responsible for risk management analysis and the implementation of quantitative research methods for the Funds. Mr. Kress was a senior quantitative analyst at Avera from August 2001 until he joined Security Global Advisors, LLC, (which was merged with and into the Investment Manager as of January 2011) in June 2007. Mr. Kress holds a Bachelor of Science degree in Managerial Economics from the University of California at Davis and an MBA from the University of California at Berkeley Haas School of Business. He is a Chartered Financial Analyst charterholder.

Yon Perullo, Senior Quantitative Analyst of the Investment Manager, he has been co-manager of Global Fund since June 2007 and a co-manager of the Global Long/Short Sub-Portfolio of the Alpha Opportunity Fund since August 2008. Along with Mr. Kress, Mr. Perullo is jointly responsible for risk management analysis and the implementation of quantitative research methods for the Funds. In 2007, Mr Perullo joined Security Global Advisors, LLC, (which was merged with and into the Investment Manager as of January 2011).  From 2004 to 2007, Mr. Perullo was co-founder and portfolio manager at Nascent Strategies, LLC, a hedge fund that specialized in quantitative market neutral investing, where he was directly responsible for building the quantitative screening and risk management models employed by the fund. From 1998 to 2004, Mr. Perullo served as Vice President of Quantitative Analytics at FactSet Research Systems where he directed the global sales and development of FactSet’s suite of quantitative products, including alpha modeling, portfolio simulation and risk analysis. Mr. Perullo holds a Bachelor of Arts in Chemistry from the University of Rhode Island and is a Chartered Financial Analyst charterholder.

The Funds’ Statement of Additional Information provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

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Sub-Advisers

      The Investment Manager and the Funds have received from the U.S. Securities and Exchange Commission an exemptive order for a multi-manager structure that allows the Investment Manager to hire, replace or terminate unaffiliated sub-advisers without the approval of shareholders. The order also allows the Investment Manager to revise a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Funds’ Board of Directors, but without shareholder approval. If a new unaffiliated sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The Investment Manager provides the following oversight and evaluation services to those Funds which use a sub-adviser:

·	performing initial due diligence on prospective sub-advisers for the Funds;

·	monitoring the performance of the sub-advisers;

·	communicating performance expectations to the sub-advisers ; and

·	ultimately recommending to the Board of Directors whether a sub-adviser's contract should be renewed, modified or terminated.

The Investment Manager does not expect to recommend frequent changes of sub-advisers. Although the Investment Manager will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Fund will obtain favorable results at any given time.

The Investment Manager has engaged Mainstream Investment Advisers, LLC (“Mainstream”) to provide investment advisory services to a portion of Alpha Opportunity Institutional Fund. Mainstream, 101 West Spring Street, Fourth Floor, New Albany, Indiana 47150, managed approximately $457 million in client assets as of September 30, 20 1 0 .

Portfolio Managers — The Portfolio Managers of the Sub-Adviser oversee the day-to-day operations of the following Fund as indicated:

Alpha Opportunity Institutional Fund

William H. Jenkins, Manager of Mainstream, has been a co-manager of a portion of the Alpha Opportunity Institutional Fund since its inception in November 2008. He has more than 35 years of investment experience. Prior to co-founding Mainstream in July 1997, Mr. Jenkins spent the most recent 15 years with Providian Corporation as their equity portfolio manager. From 1988 to 1991, he was head of new asset and liability strategies for Providian, in addition to his equity portfolio management responsibilities. Prior to Providian, Mr. Jenkins worked as a portfolio manager/analyst at McGlinn Capital, Delaware Investment Advisors and Mellon Bank and Trust. Mr. Jenkins holds a Bachelor’s degree from Grove City College and an MBA from New York University. He is a Chartered Financial Analyst charterholder.

Charles F. Craig, Portfolio Manager at Mainstream, has been a co-manager of a portion of Alpha Opportunity Institutional Fund since its inception in November 2008. Mr. Craig has primary responsibility for the international long/short strategy portion of the Alpha Opportunity Institutional Fund that is managed by Mainstream. He has a long history with the firm and its personnel dating back over 11 years ago when he began an internship with William Jenkins at Providian Corporation. In addition to his experience in equity analysis, trading and portfolio management with Mainstream, Mr. Craig worked in futures trading for RQSI and financial planning with American Express. Mr. Craig holds a Bachelor’s degree from the University of Louisville and an MBA from the Kelley School of Business at Indiana University. He is a Chartered Financial Analyst charterholder.

The Funds’ Statement of Additional Information provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

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Buying Shares

Shares of the Funds discussed in this prospectus are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, and corporations. Shares may also be offered through certain financial intermediaries (such as broker/dealers, banks and other intermediaries that have an agreement with the Funds’ distributor, Rydex Distributors, LLC, or the Investment Manager, (“authorized financial intermediaries”)) that charge their customers transaction or other fees in connection with an investment in the Funds. The minimum initial investment is $2 million. Specific eligibility requirements that apply to these prospective investors include:

·	Employee benefit plan programs that have at least $25 million in plan assets.

·	Broker/dealer managed account or wrap programs that charge an asset-based fee, have program assets of at least $50 million, and invest in the Funds via omnibus accounts.

·	Registered investment adviser mutual fund wrap programs that charge an asset-based fee, have program assets of at least $50 million, and invest in the Funds via omnibus accounts.

·	Internal Revenue Code Section 529 college savings plan accounts.

·	Funds of Funds advised by the Investment Manager.

·	Funds of Funds advised by unaffiliated investment advisers.

·	Institutions that invest the minimum initial investment amount in a Fund.

The Funds reserve the right to waive the minimum initial investment amount of $2 million or to grant other investors eligibility to invest in the shares of the Funds at their discretion.

The Funds may be made available to other investors in the future.

Shares are priced at the net asset value per share (NAV) next determined after receipt and acceptance of a purchase order by the Funds’ transfer agent, Distributor or an authorized financial intermediary. Authorized financial intermediaries of the Funds may also designate further intermediaries to accept purchase and redemption orders on behalf of the Funds. A broker/dealer or other financial intermediary may charge fees in connection with an investment in the Fund. Fund shares purchased directly from the Fund are not assessed such additional charges.

The authorized financial intermediaries can provide investors with detailed information on how to participate in a program, a plan or an account, elect a Fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts or to obtain an application to participate in a program, a plan or an account, participants should contact their financial intermediary, employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the program/plan/ account.

Financial intermediaries may provide some of the shareholder servicing and account maintenance services required by programs, plans or accounts and their participants, including transfers of registration, dividend payee charges and generation of confirmation statements and may arrange for administrators to provide other investment or administrative services. Financial service firms may charge programs, plans or accounts and participants transaction fees and/or other additional amounts for such services. Similarly, programs, plans or accounts may charge participants for certain expenses. These fees and additional amounts could reduce the return of investments in the Funds.

The Funds reserve the right to reject any order to purchase shares in whole or in part.

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as traveler’s checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks), cashiers checks, or bank checks. The Funds reserve the right to refuse other payment instructions if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

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All Fund shares are issued in non-certificate form.

The Funds may offer other classes of shares in a different prospectus.

Minimum Account Balance — The Funds have a minimum account balance of $1 million. Due to the relatively high cost of maintaining accounts below the minimum account balance, the Funds reserve the right to redeem shares if an account balance falls below the minimum account balance for any reason. Investors will be given 60 days’ advance notice to reestablish the minimum account balance. If the account balance is not increased, the account may be closed, and the proceeds sent to the investor. Fund shares will be redeemed at NAV on the day the account is closed.

Customer Identification and Verification — To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Fund must obtain the following information for each person/entity that opens an account:

·	Name;

·	Date of birth (for individuals);

·	Residential or business street address (although post office boxes are still permitted for mailing); and

·	Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations, plans and other entities.

Federal law prohibits the Fund and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They may be required to close your account if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after your account is closed, and you bear the risk of any loss.

Market Timing/Short-Term Trading —Some investors try to profit from various short-term or frequent trading strategies known as market timing. F or example, some investors transfer money into mutual funds when they expect prices to rise and take money out when they expect prices to fall, or transfer money from one Fund to another and then back again after a short period of time. As money is transferred in and out, a Fund incurs expenses for buying and selling securities, and increased portfolio turnover may result in adverse tax consequences, such as short-term capital gains (taxed as ordinary income to investors). Excessive purchases, redemptions or exchanges of a Fund's shares disrupt portfolio management, hurt Fund performance and drive Fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs. Investors may be more likely to attempt to engage in market timing with respect to Funds that invest a significant portion of their assets in the securities of foreign issuers, securities that are thinly traded and/or securities such as certain high yield securities that do not routinely have readily available market quotations.

The Board of Directors has adopted policies and procedures against market timing, and the Funds discourage market timing or excessive trading. If you wish to engage in such practices, we request that you do not purchase shares of any of the Funds. Each Fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, that it reasonably determines to be market timing or excessive trading by a shareholder or accounts under common control. Transactions placed through the same broker/dealer or other financial intermediary on an omnibus basis may be rejected in whole or in part by a Fund. Transactions accepted by a financial intermediary in violation of the market timing/short-term trading policies and procedures are not deemed accepted by the Funds and may be cancelled or revoked by the Funds by the close of business on the next business day following receipt.

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The policies and procedures of the Funds are intended to restrict transactions that are disruptive to the Funds or potentially disadvantageous to other shareholders. Although the Funds have adopted policies and procedures, the Funds may be dependant upon authorized financial intermediaries that offer the Funds’ shares to assist in implementing these policies and procedures or may rely on the policies and procedures of such financial intermediaries. When considering if certain restrictions or limitations should be applied to shareholder transactions, the Funds' policies and procedures take into account, among other things, the following factors:

·	the total dollar amount being transferred;

·	the number of transfers made within the previous 12 months;

·	transfers to and from (or from and to) the same Fund;

·	whether a shareholder's transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

·	whether a shareholder's transfers appear to be part of a group of transfers made by a third party on behalf of individual shareholders in the group.

If it is determined that a shareholder's transfer patterns among a Fund and others are disruptive or potentially disadvantageous to other shareholders, the Fund will send the shareholder a letter notifying the shareholder that the Fund is prohibiting the shareholder from making any additional purchases for a 90-day period that begins on the date of the letter. This restriction will be applied after the shareholder makes four “round trip transfers” during any prior 12-month period. A “round trip transfer” is a transfer (1) from a Fund followed by a transfer to the Fund or (2) to a Fund followed by a transfer from the Fund. The restriction on “round trip transfers” is waived for, and no restrictions are applied to, transfers, purchases and redemptions of a Fund by certain “funds of funds” within the Funds’ group of investment companies that are made (1) as part of the routine allocation and rebalancing transactions for such funds of funds or (2) in order to allow for inflows and outflows of investors in such funds of funds, so long as the market timing policies and procedures for such funds of funds are consistent with the Funds’ objective of avoiding disruption due to market timing. This waiver may be extended in the future without notice to permit investments by additional funds of funds in the Funds.

In their sole discretion, the Funds may revise their market timing procedures at any time without prior notice as they deem necessary or appropriate, including changing the criteria for monitoring market timing and other harmful trading (including, without limitation, imposing dollar or percentage limits on transfers). For purposes of applying the criteria used to detect potential market timing and other potentially harmful trading activity, the Funds may aggregate transfers made in two or more transactions that the Funds believe are connected (for example, two transactions by the same owner, or by spouses, or by different partnerships or corporations that are under common control, etc.).

Shareholders who seek to engage in programmed, frequent, or high volume transfer activity may deploy a variety of strategies to avoid detection, and the Funds' or an authorized financial intermediary's or a fund of funds’ ability to detect and deter harmful trading activity may be limited by operational and information systems capabilities. Furthermore, the identification of investors determined to engage in harmful trading activity involves judgments that are inherently subjective. Accordingly, despite their best efforts, neither the Funds , authorized financial intermediaries that sell the Funds’ shares, nor the funds of funds that invest in the Funds can guarantee that the policies and procedures will detect every potential market timer. The Funds apply the policies and procedures adopted by the Board of Directors consistently to all investors without special arrangement, waiver, or exception (except with respect to certain funds of funds within the Funds’ group of investment companies as discussed above).

Because the Funds cannot guarantee that all harmful trading activity will be detected and because the cooperation of broker/dealers and other financial intermediaries cannot be assured, shareholders bear the risks associated with such activity, including potential disruption of portfolio management, potentially lower performance, and higher expenses. Due to the risk that the Funds, a financial intermediary, or a fund of funds implementing the policies and procedures may not detect all harmful trading activity, it is possible that some shareholders may inadvertently be treated differently than shareholders who are not permitted to engage in harmful trading activity. Those shareholders that do not engage in harmful trading activity nonetheless will bear the costs associated with such activity.

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Revenue Sharing Payments — The Investment Manager, Distributor or their affiliates may, out of their own resources and at no additional costs to the Funds or shareholders, make payments to financial intermediaries (including payments to affiliates of the Investment Manager or Distributor). Such payments, commonly referred to as “revenue sharing,” do not increase Fund expenses and are not reflected in the fees and expenses listed in the expense table of this prospectus. Such compensation may be paid to intermediaries for (without limitation) marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Such compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, or in other sales programs. Revenue sharing may also be paid to intermediaries that provide services to the Funds or to shareholders, including (without limitation) shareholder servicing, sub-administration or sub-transfer agency services. The compensation received by such intermediaries via these payments may be more or less than the overall compensation received by the intermediaries in connection with the sale of other investment products and may influence the products offered or recommended by the intermediary. Additional information about these arrangements is provided in the Statement of Additional Information. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Shareholders should inquire of an intermediary how the intermediary will be compensated for investments made in the Funds.

Selling Shares

Direct investors may sell (or “redeem”) shares at any time through an authorized financial intermediary or directly through the Fund’s transfer agent. Investors who invest in the Funds through employee benefit plans, managed accounts, wrap programs, or 529 college savings plan accounts should refer to their plan/account/program documents for information on how to redeem shares of the Funds.

Shares will be redeemed at the NAV next determined after the order is received in good order by the Funds’ transfer agent or an authorized financial intermediary less any applicable redemption charge, in the case of Global Institutional Fund. A Fund’s NAV is generally calculated as of the close of trading on each day the NYSE is open (usually 4:00 p.m. Eastern Standard Time).

When redeeming recently purchased shares, if the Fund has not collected payment for the shares, it may delay sending the proceeds until it has collected payment, which may take up to 15 days. The Funds have reserved the right to redeem in kind, which would result in a shareholder receiving redemption proceeds in liquid securities with a market value equal to the redemption price.  A shareholder receiving an in kind redemption would be at risk that the value of the securities would decline in value prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred. For more information, please see the Funds’ Statement of Additional Information.

For direct investments only:

By Mail — To sell shares by mail, send a letter of instruction that includes:

·	The name and signature of the account owner(s)

·	The name of the Fund

·	The dollar amount or number of shares to sell

·	Where to send the proceeds

·	A signature guarantee if

➢	The check will be mailed to a payee or address different than that of the account owner, or

➢	The sale of shares is more than $100,000.

A signature guarantee helps protect against fraud. Banks, brokers, credit unions, national securities exchanges and savings associations provide signature guarantees. A notary public is not an eligible signature guarantor. For joint accounts, both signatures must be guaranteed.

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Mail your request to:

Security Investors, LLC P.O. Box 750525 Topeka, KS 66675-0525

Signature requirements vary based on the type of account you have:

·	Individual or Joint Tenants: Written instructions must be signed by an individual shareholder, or in the case of joint accounts, all of the shareholders, exactly as the name(s) appears on the account.

·	UGMA or UTMA: Written instructions must be signed by the custodian as it appears on the account.

·	Sole Proprietor or General Partner: Written instructions must be signed by an authorized individual as it appears on the account.

·
Corporation or Association: Written instructions must be signed by the person(s) authorized to act on the account. A certified resolution dated within six months of the date of receipt, authorizing the signer to act, must accompany the request if not on file with the Funds.

·
Trust: Written instructions must be signed by the trustee(s). If the name of the current trustee(s) does not appear on the account, a certified certificate of incumbency dated within 60 days must also be submitted.

·	Retirement: Written instructions must be signed by the account owner.

By Telephone — If you selected this option on your account application, you may make redemptions from your account by calling 1-800-888-2461 on weekdays (except holidays) between 8:00 a.m. and 7:00 p.m. Eastern Standard Time. The Funds require that requests for redemptions over $100,000 be in writing with signatures guaranteed. You may not close your account by telephone or redeem shares for which a certificate has been issued. If you would like to establish this option on an existing account, please call 1-800-888-2461. Shareholders may not redeem shares held in an IRA or 403(b)(7) account by telephone.

By Broker — You may redeem your shares through your broker. Brokers may charge a commission upon the redemption of shares.

Payment of Redemption Proceeds — Payments may be made by check. Redemption proceeds will be sent to the shareholder(s) of record at the address on our records generally within seven days after receipt of a valid redemption request. For a charge of $20 deducted from redemption proceeds, the Investment Manager will, upon the shareholder’s request, send the redemption proceeds by express mail or send the proceeds by wire transfer to the shareholder’s bank account upon receipt of appropriate wire transfer instructions.

In addition, redemption proceeds can be sent by electronic funds transfer, free of charge, to the shareholder’s bank account.

The Funds may suspend the right of redemption during any period when trading on the NYSE is restricted or the NYSE is closed for a reason other than weekend or holiday or any emergency is deemed to exist by the Securities and Exchange Commission.

Dividends and Taxes

Each Fund pays its shareholders dividends from its net investment income, and distributes any net capital gains that it has realized, at least annually. Your dividends and distributions will be reinvested in the Fund, unless you instruct the Investment Manager otherwise. There are no fees or sales charges on reinvestments.

Tax on Distributions —Fund dividends and distributions are taxable to shareholders (unless your investment is in a tax-advantaged retirement account) whether you reinvest your dividends or distributions or take them in cash.

In addition to federal tax, dividends and distributions may be subject to state and local taxes. If a Fund declares a dividend or distribution in October, November or December but pays it in January, you may be taxed on that dividend or distribution as if you received it in the previous year.

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Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers or to foreign shareholders. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

The favorable tax treatment for qualified dividends and the lower rates on long-term capital gains are currently scheduled to expire after 201 2 . Tax-deferred retirement accounts generally do not generate a tax liability unless you are taking a distribution or making a withdrawal.

A Fund has “short-term capital gains” when it sells assets within one year after buying them. Your share of a Fund’s net short-term capital gains will be taxed at ordinary income rates. A Fund has “long-term capital gains” when it sells assets that it has owned for more than one year. Distributions designated by a Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate no matter how long you have held your Fund shares.

The Funds will mail you information concerning the tax status of the distributions for each calendar year early the following year.

Taxes on Sales or Exchanges — You may be taxed on any sale or exchange of Fund shares. The amount of gain or loss will depend primarily upon how much you pay for the shares, how much you sell them for, and how long you hold them. “Short-term capital gains” applies to Fund shares sold or exchanged up to one year after buying them. “Long-term capital gains” applies to shares held for more than one year.

If your tax basis in your shares exceeds the amount of proceeds you received from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of a Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that Fund within a period of 61 days beginning thirty days before and ending thirty days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of that Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

Back-up Withholding — As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 28% (currently scheduled to increase to 31% after 2010) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to back-up withholding. Back-up withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder which would generally permit each shareholder (1) to credit this amount or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. The Fund will notify you if it makes this election.

Foreign Shareholders — Shareholders other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Fund, as discussed in more detail in the SAI.

You should consult your tax professional about federal, state and local tax consequences to you of an investment in the Fund. Please see the Statement of Additional Information for additional tax information.

Determination of Net Asset Value

The NAV of each Fund is computed as of the close of regular trading hours on the NYSE (normally 4:00 p.m. Eastern Standard Time) on days when the NYSE is open. The NYSE is open Monday through Friday, except on

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observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Foreign securities are valued based on quotations from the primary market in which they are traded and are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their primary markets on weekends or other days when the Funds do not price their shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the Funds.

Portfolio securities and other investments are generally valued at market value when market quotations are readily available. Securities traded on a domestic securities exchange are valued at the last sale price on that exchange on the day the valuation is made, provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sale is reported, the last current bid price is used. Securities traded over-the-counter are valued at the last current bid price. Market quotations for securities prices may be obtained from automated pricing services. Investments in securities maturing in 60 days or less may be valued at amortized cost.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), the Investment Manager, in good faith, establishes a fair value for the security in accordance with the Funds’ valuation procedures. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of such security or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service with the goal of accurately reflecting the current value of each Fund’s portfolio holdings in the Fund’s net asset value per share. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

For further information about valuation of investments, see the Statement of Additional Information.

Shareholder Services

Exchange Privilege —Shareholders of the Funds may exchange their shares for shares of another Fund offered in this prospectus or for Institutional Class shares of the Rydex | SGI High Yield Fund, described in another prospectus . Shareholders of the Funds may also exchange their shares for Class A shares of the Funds and the series of the Security Income Fund, and the Investor2 share class of the Rydex U.S. Government Money Market Fund. Class A shares will be subject to all of the Class A share conditions, including applicable sales charges. Class A shares are offered in a different prospectus, which shareholders may request from the Funds’ Distributor and which shareholders should consult prior to making an exchange. Effective as of the transfer agency conversion (see “Custodians, Transfer Agent and Dividend-Paying Agent” of the Statement of Additional Information), shareholders of the Funds may also exchange their shares for the Institutional Class shares and Class A shares (subject to the Class A shares’ conditions) of the series of Rydex Series Funds and Rydex Dynamic Funds.

An exchange is two transactions: a sale of shares of one fund and the purchase of shares of another fund. In general, the same policies that apply to purchases and sales apply to exchanges, including a Fund’s right to reject any order to purchase shares.

Exchanges may be made only in those states where shares of the Fund into which an exchange is to be made are qualified for sale. For tax purposes, an exchange is a sale of shares that may result in a taxable gain or loss. Special rules may apply to determine the amount of gain or loss on an exchange occurring within 90 days after purchase of the exchanged shares. Exchanges are made upon receipt of a properly completed Exchange Authorization form. Before exchanging your shares for shares of another mutual fund that is distributed by the Distributor and offered through another prospectus, you should request the prospectus of the mutual fund into which you are

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contemplating exchanging your shares and review it carefully, as the other mutual fund may be subject to fees, charges or expenses that are different from the shares that you are exchanging. A current prospectus of the Fund into which an exchange is made will be given to each shareholder exercising this privilege.

The terms of an employee-sponsored retirement plan may affect a shareholder’s right to exchange shares as described above. Contact your plan sponsor or administrator to determine if all of the exchange options discussed above are available under your plan.

To exchange shares by telephone, a shareholder must hold shares in non-certificate form and must either have completed the Telephone Exchange section of the application or a Telephone Transfer Authorization form, which may be obtained from the Investment Manager. Once authorization has been received by the Investment Manager, a shareholder may exchange shares by telephone by calling the Funds at 1-800-888-2461, on weekdays (except holidays) between the hours of 8:00 a.m. and 7:00 p.m. Eastern Standard Time. Exchange requests received by telephone after the close of the NYSE (normally 4:00 p.m. Eastern Standard Time) will be treated as if received on the next business day. The exchange privilege, including telephone exchanges, may be changed or discontinued at any time by either the Investment Manager or the Funds upon 60 days’ notice to shareholders.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Because excessive trading by a shareholder can hurt a Fund’s performance and its other shareholders, the Funds reserve the right to limit the amount or number of exchanges or discontinue this privilege if (1) a Fund or its Investment Manager believes that the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates simultaneous orders that may significantly affect the Fund. The Funds also may reject future investments from a shareholder if the shareholder engages in, or is suspected of engaging in, short-term or excessive trading.

General Information

The Rydex | SGI Small Cap Value Fund Institutional Share Class, Rydex | SGI All Cap Value Fund Institutional Share Class and Rydex | SGI Alpha Opportunity Fund Institutional Share Class, which are referred to in this prospectus as Small Cap Value Institutional Fund, All Cap Value Institutional Fund and Alpha Opportunity Institutional Fund, respectively, also offer additional classes of shares in a separate prospectus.

Shareholder Inquiries — Shareholders who have questions concerning their account or wish to obtain additional information may call the Funds (see back cover for address and telephone numbers) or contact their securities dealer. Client requests for historical account transcripts or the retrieval of a significant amount of documentation may be honored to the extent that those records are readily available. The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources.

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance during the past five complete fiscal years, or the period since commencement of the Funds, if shorter . Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund assuming reinvestment of all dividends and distributions. The information for the fiscal years ended September 30 has been derived from financial statements that have been audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

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Financial Highlights

Rydex | SGI Large Cap Value Institutional Fund

Fiscal period ended September 30

	2010(b)(c)	2009(b)(c)	2008(a)(b)(c)
Net asset value beginning of period	$ 8.89	$ 9.61	$ 10.00
Income from Investment Operations:
Net investment income	0.06	0.09	0.03
Net gain (loss) on securities (realized and unrealized)	0.56	(0.76)	(0.42)
Total from investment operations	0.62	(0.67)	(0.39)
Less Distributions:
Dividends (from net investment income)	(0.08)	(0.05)	-
Distributions (from realized gains)	-	-	-
Total distributions	(0.08)	(0.05)	-
Net asset value end of period	$ 9.43	$ 8.89	$ 9.61
Total return(a)	7.00%	(6.89)%	(3.90)%
Net assets end of period (thousands)	$ 2,831	$ 2,718	$ 2,878
Ratio of expenses to average net assets	0.97%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets	0.63%	1.22%	1.17%
Portfolio turnover rate	26%	45%	35%

Rydex | SGI All Cap Value Institutional Fund

Fiscal period ended September 30

	2010(b)(c)	2009(b)(c)(d)
Net asset value beginning of period	$ 10.24	$ 10.00
Income from Investment Operations:
Net investment income	0.06	0.07
Net gain (loss) on securities (realized and unrealized)	0.88	0.17
Total from investment operations	0.94	0.24
Less Distributions:
Dividends (from net investment income)	(0.06)	-
Distributions (from realized gains)	-	-
Total distributions	(0.06)	-
Net asset value end of period	$ 11.12	$ 10.24
Total return(a)	9.22%	2.40%
Net assets end of period (thousands)	$ 318	$ 291
Ratio of expenses to average net assets	1.05%	1.10%
Ratio of net investment income (loss) to average net assets	0.55%	0.82%
Portfolio turnover rate	55%	17%

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Financial Highlights

Rydex | SGI Alpha Opportunity Institutional Fund

Fiscal period ended September 30

	2010(b)(c)(f)	2009(b)(c)(e)(f)
Net asset value beginning of period	$ 11.73	$ 10.00
Income from Investment Operations:
Net investment income	(0.06)	(0.01)
Net gain (loss) on securities (realized and unrealized)	1.66	1.74
Total from investment operations	1.60	1.73
Less Distributions:
Dividends (from net investment income)	-	-
Distributions (from realized gains)	-	-
Total distributions	-	-
Net asset value end of period	$ 13.33	$ 11.73
Total return(a)	13.64%	17.30%
Net assets end of period (thousands)	$ 1,444	$ 2,155
Ratio of expenses to average net assets	1.96%	1.76%
Operating expenses	1.80%	1.70%
Ratio of net investment income (loss) to average net assets	(0.48)%	(0.07)%
Portfolio turnover rate	954%	422%

Rydex | SGI Global Institutional Fund

Fiscal period ended September 30

	2010(b)(c)	2009(b)(c)	2008(a)(b)(c)
Net asset value beginning of period	$ 8.56	$ 8.67	$ 10.00
Income from Investment Operations:
Net investment income	0.10	0.17	0.02
Net gain (loss) on securities (realized and unrealized)	0.46	(0.25)	(1.35)
Total from investment operations	0.56	(0.08)	(1.33)
Less Distributions:
Dividends (from net investment income)	(0.19)	(0.03)	-
Distributions (from realized gains)	-	-	-
Total distributions	(0.19)	(0.03)	-
Net asset value end of period	$ 8.93	$ 8.56	$ 8.67
Total return (a)	6.61%	(0.90)%	(13.30)%
Net assets end of period (thousands)	$ 3,875	$ 4,910	$ 7,382
Ratio of expenses to average net assets	1.00%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets	1.13%	2.34%	0.87%
Portfolio turnover rate	295%	379%	325%

46

Financial Highlights

Rydex | SGI Mid Cap Value Institutional Fund

Fiscal period ended September 30

	2010(b)(c)	2009(b)(c)	2008(a)(b)(c)
Net asset value beginning of period	$ 10.49	$ 10.68	$ 10.00
Income from Investment Operations:
Net investment income	0.08	0.08	0.04
Net gain (loss) on securities (realized and unrealized)	1.13	0.27	0.64
Total from investment operations	1.21	0.35	0.68
Less Distributions:
Dividends (from net investment income)	(0.01)	(0.06)	-
Distributions (from realized gains)	(0.35)	(0.48)	-
Total distributions	(0.36)	(0.54)	-
Net asset value end of period	$ 11.34	$ 10.49	$ 10.68
Total return(a)	11.76%	5.30%	6.80%
Net assets end of period (thousands)	$ 514,447	$ 317,455	$ 17,436
Ratio of expenses to average net assets	0.90%	0.91%	1.10%
Ratio of net investment income (loss) to average net assets	0.78%	0.82%	1.81%
Portfolio turnover rate	20%	76%	63%

Rydex | SGI Small Cap Value Institutional Fund

Fiscal period ended September 30

	2010(b)(c)	2009(b)(c)	2008(a)(b)(c)
Net asset value beginning of period	$ 13.28	$ 11.49	$ 10.00
Income from Investment Operations:
Net investment income	(0.01)	(0.01)	-
Net gain (loss) on securities (realized and unrealized)	1.54	2.43	1.49
Total from investment operations	1.53	2.42	1.49
Less Distributions:
Dividends (from net investment income)	-	-	-
Distributions (from realized gains)	(0.38)	(0.63)	-
Total distributions	(0.38)	(0.63)	-
Net asset value end of period	$ 14.43	$ 13.28	$ 11.49
Total return(a)	11.80%	24.40%	14.90%
Net assets end of period (thousands)	$ 734	$ 630	$ 383
Ratio of expenses to average net assets	1.05%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	(0.08)%	(0.14)%	0.06%
Portfolio turnover rate	140%	58%	86%

47

Notes to Financial Highlights

(a)	Each Fund was initially capitalized on July 11, 2008 with a net asset value of $10 per share. Percentage amounts for the period, except total return have been annualized.

(b)	Net investment income (loss) was computed using average shares outstanding throughout the period.

(c)
Fund expenses were reduced by the Investment Manager during the period. An expense reimbursement lowers the expense ratio and increases overall returns to investors. Expense ratios absent such reimbursement would have been as follows:

	Class	2010	2009	2008
Large Cap Value Institutional Fund	-	3.18%	2.37%	2.33%
All Cap Value Fund	Institutional	3.48%	8.19%	N/A
Alpha Opportunity	Institutional	3.28%	3.94%	N/A
Global Institutional Fund	-	3.34%	2.76%	1.97%
Mid Cap Value Institutional Fund	-	0.95%	0.98%	1.19%
Small Cap Value Fund	Institutional	2.21%	5.44%	5.90%

(d)	All Cap Value Fund was initially capitalized on October 3, 2008 with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.

(e)
The Institutional Class of Alpha Opportunity Series was initially capitalized on November 7, 2008 with a net asset value of $10 per share.  Percentage amounts for the period, except total return, have been annualized.

(f)	Operating expense ratio exclude expenses from dividends on short sales and prime broker interest expense.

48

For More Information

By Telephone — Call 1-800-888-2461

By Mail — Write to:
Security Investors, LLC
One Security Benefit Place
Topeka, KS 66636-0001

On the Internet — Reports and other information about the Funds can be viewed online or downloaded from:

SEC:  On the EDGAR Database at http://www.sec.gov

Security Investors, LLC: http://www.rydex-sgi.com

Additional information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Copies may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-1520.

Annual/Semi-Annual Report — Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information — The Funds’ Statement of Additional Information, which includes additional information about the Funds, and the Funds’ annual or semi-annual reports are available, without charge, upon request by calling the Funds’ toll-free telephone number 1-800-888-2461. Shareholder inquiries should be addressed to Security Investors, LLC, One Security Benefit Place, Topeka, Kansas 66636-0001, or by calling the Funds’ toll-free telephone number listed above. The Funds’ Statement of Additional Information is incorporated into this prospectus by reference.

Each Fund’s Investment Company Act file number is listed below:

Security Equity Fund	811-01136
· Security Alpha Opportunity Series (Institutional Class) (d/b/a Rydex | SGI Alpha Opportunity Institutional Fund)
· Security All Cap Value Series (Institutional Class) (d/b/a Rydex | SGI All Cap Value Institutional Fund)
· Security Global Institutional Series (d/b/a Rydex | SGI Global Institutional Fund)
· Security Mid Cap Value Institutional Series (d/ba/ Rydex | SGI Mid Cap Value Institutional Fund)
· Security Small Cap Value Series (Institutional Class) (d/b/a Rydex | SGI Small Cap Value Institutional Fund)
Security Large Cap Value Fund	811-00487
· Security Large Cap Value Institutional Series (d/b/a Rydex | SGI Large Cap Value Institutional Fund)

Rydex | SGI Funds, for disclosure purposes in this prospectus, include—Series of Security Equity Fund: Rydex | SGI Large Cap Core Fund, Rydex | SGI All Cap Value Fund, Rydex | SGI Alpha Opportunity Fund, Rydex | SGI Global Fund, Rydex | SGI Global Institutional Fund, Rydex | SGI Mid Cap Value Fund, Rydex | SGI Mid Cap Value Institutional Fund, Rydex | SGI Small Cap Growth Fund, Rydex | SGI Small Cap Value Fund, Rydex | SGI Large Cap Concentrated Growth Fund, and Rydex | SGI All Cap Growth Fund; Series of Security Large Cap Value Fund: Rydex | SGI Large Cap Value Fund and Rydex | SGI Large Cap Value Institutional Fund; Security Mid Cap Growth Fund (aka “Rydex | SGI Mid Cap Growth Fund”); Series of Security Income Fund: Rydex | SGI High Yield Fund and Rydex | SGI U.S. Intermediate Bond Fund.

49

One Security Benefit Place · Topeka, Kansas 66636-0001 · www.rydex-sgi.com

Rydex Distributors, LLC

32-70171-00  2011/02/01

RYDEX | SGI FUNDS PROSPECTUS

Class A, C, and Institutional
February 1, 20 11

Fundamental Alpha

All Cap Growth Fund
Class A – N/A	Class C – N/A	Institutional Class – N/A

www.rydex-sgi.com

The U.S. Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Rydex Distributors, LLC

Sku #

Fund Summary	3

Additional Information Regarding Investment Objectives and Strategies	6

Descriptions of Principal Risks	6

Portfolio Holdings	8

Investment Manager	9
Management Fees	9
Portfolio Managers	9

Sub-Advisers	9

Buying Shares	10
Customer Identification and Verification	10
Market Timing/Short-Term Trading	11
Class A Shares	12
Class A Distribution Plan	15
Class C Shares	15
Class C Distribution Plan	15
Institutional Class Shares	15
Waiver of Deferred Sales Charge	16
Revenue Sharing Payments	17

Selling Shares	17
By Mail	17
By Telephone	18
By Broker	18
Payment of Redemption Proceeds	18

Dividends and Taxes	19
Tax on Distributions	19
Taxes on Sales or Exchanges	19
Back-up Withholding	19
Foreign Shareholders	20

Determination of Net Asset Value	20

Shareholder Services	20
Accumulation Plan	20
Systematic Withdrawal Program	21
Exchange Privilege	21
Retirement Plans	22

General Information	22
Shareholder Inquiries	22

Financial Highlights	23

2

Fund Summary

Investment Objective — The All Cap Growth Fund seeks long-term growth of capital.

Fees and Expenses of the Fund — This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 100 ,000 in the Rydex | SGI Funds, as defined on page [INSERT PAGE NUMBER] of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Buying Shares—Class A Shares” section on page [INSERT PAGE NUMBER] of the Fund’s prospectus and the “How to Purchase Shares” section on page 3 7 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4 .75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	1%	None
1   If your intermediary has entered into arrangements with the Distributor to forego receipt of the initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. See “Waiver of Deferred Sales Charge” for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Institutional Class
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	0.55%	0.55%	0.55%
Total annual fund operating expenses	1.55%	2.30%	1.30%
Fee waiver (and/or expense reimbursement)1	-0.15%	-0.15%	-0.15%
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)	1.40%	2.15%	1.15%
1
The Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses of a Fund to an indicated annual percentage of average daily net assets for each class of shares. The Fund may have “Total annual fund operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such (subject to recoupment rights).

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares (unless otherwise indicated) at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

3

	Redeemed				Not Redeemed
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
A	$ 611	$ 927	$ 1,266	$ 2,221	$ 611	$ 927	$ 1,266	$ 2,221
C	318	703	1,215	2,621	218	703	1,215	2,621
Institutional	117	397	699	1,555	117	397	699	1,555

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund has not yet commenced operations, there is no portfolio turnover to report.

Principal Investment Strategies — The Fund pursues its objectives by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in common stocks. The Fund will invest in common stocks of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000 Growth Index, which includes companies with micro- to large-capitalizations.

The Fund’s investments include common stocks and may also include rights, warrants, American Depositary Receipts (“ADRs”), preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of both U.S. and U.S. dollar-denominated foreign issuers. Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.

At times, the Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

Security Investors, LLC (the “Investment Manager”) uses a combination of a qualitative approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks. The Investment Manager chooses a portfolio of securities that it believes are attractively valued with the greatest potential for long-term growth of capital and may invest in a limited number of securities, industries, or industry sectors. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies, which have unique proprietary products or profitable market niches and the potential to grow very rapidly. The allocation among micro - to large - capitalization securities can vary, and the Investment Manager will use the fixed income factors analysis as a guide in determining the allocation of securities among micro - to large - capitalization companies.

The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund , which results in higher portfolio turnover .

The Fund also may invest a portion of its assets in options and futures contracts. These instruments may be used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund typically sells a stock if its growth prospects diminish or if better opportunities become available.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks — An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Active Trading Risk. Active trading, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to

4

shareholders of the Fund. It may also result in short-term capital gains, which have a negative tax effect, and could also result in greater taxable distributions to shareholders of the Fund.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The Fund could lose all of its investment in a company’s stock.

Foreign Securities Risk. Foreign securities , including investment in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

In vestment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Leverage Risk. The Fund’s use of leverage through derivatives may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Fund is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Performance Information — No performance information is shown for the Fund because it had not yet commenced operations as of the date of this prospectus. Performance information for the Fund will appear in a future version of the prospectus once the Fund has a full calendar year of performance information to report.

Management of the Fund — Security Investors, LLC (the “Investment Manager”) serves as the investment manager of the Fund. Mark Bronzo, Joseph O’Connor, and Daniel Portanova are responsible for the day-to-day management of the Fund, and each holds the title of “Portfolio Manager” with the Investment Manager; they have managed the Fund since its inception.

Purchase and Sale of Fund Shares — You may purchase or redeem Fund shares through your broker-dealer, other financial intermediary that has an agreement with Rydex Distributors, LLC, the Fund ’s distributor, or through the transfer agent (by mail or telephone, if you select the telephone option on your account application). You may purchase, redeem or exchange shares of a ny class of the Fund on any day the New York Stock Exchange is open for business. For Class A and C shares, the minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan).

For Institutional Class shares, the minimum initial investment is $2 million, although the Fund may waive this requirement at its discretion. The Institutional share class has a minimum account balance of $1 million. Due to the relatively high cost of maintaining accounts below the minimum account balance, the Fund reserves the right to redeem shares if an account balance falls below the minimum account balance for any reason. Investors will be

5

given 60 days’ advance notice to reestablish the minimum account balance. If the account balance is not increased, the account may be closed, and the proceeds sent to the investor. Fund shares will be redeemed at NAV on the day the account is closed.

Tax Information — Fund distributions are taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an individual retirement account or other tax-advantaged retirement account.

Payments to Broker/Dealers and Other Financial Intermediaries — If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Additional Information Regarding Investment Objectives and Strategies

The Board of Directors of the Fund may change the Fund’s investment objective and strategies at any time without shareholder approval. The Fund will provide written notice to shareholders prior to, or concurrent with, any such change as required by applicable law. Should the Fund change its policy of investing at least 80% of its assets in the type of investment suggested by its name, the Fund will provide shareholders at least 60 days’ notice prior to making the change. As with any investment, there can be no guarantee the Fund will achieve its investment objectives.

Descriptions of Principal Risks

Additional information on the principal risks of the Fund is described below. A list of the main risks that apply to the Fund can be found under the “Principal Risks” section. The Portfolio Managers for the Fund have considerable leeway in choosing investment strategies and selecting securities that he or she believes will help the Fund achieve its investment objective. In seeking to meet its investment objective, the Fund’s assets may be invested in any type of security or instrument whose investment characteristics are consistent with the Fund’s investment program.

In addition, investors should note that, to the extent authorized by law, the Fund reserves the right to discontinue offering shares at any time, to merge or reorganize itself or a class of shares, or to cease operations and liquidate at any time.

Active Trading Risk — Active trading will increase the costs the Fund incurs because of higher brokerage charges or mark-up charges, which are passed on to shareholders of the Fund, and, as a result, may lower the Fund’s performance. It may also result in short-term capital gains, which may increase the amount of tax an investor pays on the Fund’s distributions.

Equity Derivatives Risk — Equity derivatives include options, futures and options on futures, which may be used to hedge the Fund’s portfolio, to increase returns or to maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. These risks may include illiquidity of the equity derivative, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, lack of availability, counterparty risks, valuation risks and legal restrictions. In addition, when the Fund sells covered call options, it receives cash but limits its opportunity to profit from an increase in the market value of the security beyond the exercise price (plus the premium received). The gain may be less than if the Fund had not sold an option on the underlying security. Accordingly, there is the risk that such practices may fail to serve their intended purposes and may reduce returns or increase volatility. There is also the risk that the Fund could lose more than the amount the Fund invested in the derivatives. These practices also entail transactional expenses and may cause the Fund to realize higher amounts of short-term capital gains than if the Fund had not engaged in such transactions.

Equity Securities Risk — Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They

6

reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk — Investing in foreign investments, including investing in foreign securities through American Depositary Receipts, involve certain special risks, including, but not limited to: (1) unfavorable changes in currency exchange rates; (2) adverse political and economic developments; (3) unreliable or untimely information; (4) limited legal recourse; (5) limited markets; (6) higher operational expenses; and (7) illiquidity. These risks may even be higher in underdeveloped markets.

Foreign investments are normally issued and traded in foreign currencies. As a result, their values may be affected by changes in the exchange rates between particular foreign currencies and the U.S. dollar. Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or transport of foreign currency, and tax increases. There may also be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The legal remedies for investors in foreign investments may be more limited than those available in the United States. Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than domestic investments, which means the Fund may at times be unable to sell its foreign investments at desirable prices. For the same reason, the Fund may at times find it difficult to value its foreign investments. Brokerage commissions and other fees are generally higher for foreign investments than for domestic investments. The procedures and rules for settling foreign transactions may also involve delays in payment, delivery or recovery of money or investments. Foreign withholding taxes may reduce the amount of income available to distribute to shareholders of the Fund.

Growth Stocks Risk — Investments in growth stocks may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.

Index Risk — The performance of an underlying fund or other investment that seeks to track a benchmark index may not correspond to the benchmark index for any period of time. Such an investment may not duplicate the exact composition of its index. In addition, unlike a fund or other investment, the returns of an index are not reduced by expenses, and therefore, the ability of the fund to match the performance of the index is adversely affected by the costs of buying and selling investments as well as other expenses.

Investment in Investment Vehicles Risk  — Investments in investment companies or other investment vehicles may include index-based unit investment trusts such as Standard & Poor’s Depositary Receipts (“SPDRs”) and similar securities of other investment companies, including mutual funds and exchange traded funds (“ETFs”), or other investment vehicles. Such index-based investments sometimes hold substantially all of their assets in securities representing a specific index. In the case of SPDRs, the index represented is the S&P 500 Index, but the Fund may invest in other index-based investments designed to track other indexes or market sectors. To the extent the Fund invests in other investment companies or vehicles, the Fund and its shareholders will incur its pro rata share of the underlying investment companies’ or vehicles’ expenses, such as investment advisory and other management expenses, and shareholders will be required to pay the operating expenses of two or more investment vehicles. In addition, the Fund will be subject to the effects of business and regulatory developments that affect an underlying investment company or vehicle or the investment company industry generally. The Fund may use index-based investments as a way of managing its cash position, to maintain liquidity while gaining exposure to the equity markets, or a particular sector of the equity market, or to seek to avoid losses in declining market conditions.

Leverage Risk — The use of derivatives may create leveraging risk. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial impact on the net asset value of the Fund. Leveraging may cause the Fund to be more volatile than if it had not been leveraged. To mitigate leveraging risk, the Fund segregates liquid assets to meet its obligations under, or otherwise covers, the transactions that may give rise to this risk. Leverage can also arise through the use of borrowing for investment purposes.

7

Liquidity Risk — Investments are subject to liquidity risks when they are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio. The Investment Manager and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Investment Manager and each individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives.

Market Risk — Equity securities fluctuate in price, and their prices tend to fluctuate more dramatically over the shorter term than do the prices of other asset classes. These movements may result from factors affecting individual companies or from broader influences like changes in interest rates, market conditions, investor confidence or changes in economic, political or financial market conditions. Volatility of financial markets can expose the Fund to greater market risk, possibly resulting in greater liquidity risk. Market conditions also may lead to increased regulation of the Fund and the instruments in which the Fund may invest, which may, in turn, affect the Fund’s ability to pursue its investment objective and the Fund’s performance.

Overweighting Risk — Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Restricted Securities Risk — Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 (“1933 Act”). Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid and, therefore, are subject to the Fund’s limitation on illiquid securities.

Restricted securities (including Rule 144A Securities, defined below) may involve a high degree of business and financial risk which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund. In particular, Rule 144A Securities may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Rule 144A permits the resale to “qualified institutional buyers” of “restricted securities” that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted on NASDAQ (“Rule 144A Securities”).

Investing in Rule 144A Securities and other restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

Smaller Companies Risk — The equity securities of smaller companies may be particularly volatile, especially during periods of economic uncertainty. Securities of smaller companies may present additional risks because their earnings are less predictable and their securities are often less liquid than those of larger, more established companies. Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies. These risks are likely to be greater for micro-cap companies.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s underlying portfolio securities is available in the Fund’s Statement of Additional Information and on its website at www.rydex-sgi.com. In addition, investors should note that the Fund publishes a complete list of its month-end portfolio holdings on its website generally within one to two business days after the end of each calendar month. Such information will remain online for four months, or as otherwise required by law.

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Investment Manager

Security Investors, LLC (the “Investment Manager“), One Security Benefit Place, Topeka, Kansas 66636, is the Funds’ investment manager. On September 30, 2010 , the aggregate assets under the investment management of the Investment Manager were approximately $ 5.1 billion. The Investment Manager makes investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund’s investment program.

Management Fees — Since All Cap Growth Fund had not commenced operations as of the date of this prospectus, no management fees have been paid.

Additionally, as noted in the “Fund Summary” section for the Fund, the Investment Manager has contractually agreed through January 31, 2012 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) of the Fund to an indicated annual percentage of average daily net assets for each class of shares. T he Fund may have “Total annual fund operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the I nvestment Manager ceases to serve as such (subject to recoupment rights).

A discussion regarding the basis of the Board of Directors approving the investment advisory contract on behalf of the Fund will be available in the Fund’s semi-annual report for fiscal half-year ending March 31, 2010 .

Portfolio Managers — The Portfolio Managers of the Investment Manager oversee the day-to-day operations of the All Cap Growth Fund:

Daniel W. Portanova, Portfolio Manager of the Investment Manager, has managed the All Cap Growth Fund since its inception (co-managing with Messrs. Bronzo and O’Connor since its inception). Prior to joining the Investment Manager in 2008, he was a Managing Director of Nationwide Separate Accounts LLC, the successor advisor to Groupama Asset Management N.A. (“GAMNA”). From 1995 to 2003, he served as Director, Senior Vice President and Treasurer of Groupama Asset Management NA. From 1993 to 1995, Mr. Portanova was a Managing Director at General Reinsurance Asset Management. From 1989 to 1993, Mr. Portanova was a taxable fixed income portfolio manager for General Reinsurance. Mr. Portanova also worked at Smith Barney, Harris, Upham Inc. from 1984 to 1989 as an Institutional Corporate Bond Trader. Mr. Portanova earned a Bachelor of Arts degree in Economics from Boston College and an MBA from Duke University's Fuqua School of Business.

Mark P. Bronzo, Portfolio Manager of the Investment Manager, has managed the All Cap Growth Fund since its inception (co-managing with Messrs. O’Connor and Portanova from its inception). Prior to joining the Investment Manager in 2008, he was a Managing Director and member of the Board of Managers of Nationwide Separate Accounts LLC, the successor advisor to Groupama Asset Management N.A. (“GAMNA”) and Chairman, President and Chief Executive Officer of the Gartmore Mutual Funds II, Inc. From 1995 to 2003, he served as Senior Vice President, Managing Director and Board member of GAMNA. Mr. Bronzo earned a Bachelor of Arts degree in Economics from Boston College and an MBA in Finance from New York University. He is a Chartered Financial Analyst charterholder.

Joseph C. O’Connor, Portfolio Manager of the Investment Manager, has managed the All Cap Growth Fund since its inception (co-managing with Messrs. Bronzo and Portanova from its inception). Prior to joining the Investment Manager in 2008, he was a Managing Director of Nationwide Separate Accounts LLC, the successor advisor to Groupama Asset Management N.A. (“GAMNA”). From 2000 to 2003, he served as Senior Vice President, Managing Director and Board member of GAMNA. Mr. O’Connor earned a Bachelor of Science degree in Finance from St. John’s University.

The Fund’s Statement of Additional Information provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

Sub-Advisers

Although the All Cap Growth Fund is not currently sub-advised, the Investment Manager and the Fund have received from the U.S. Securities and Exchange Commission an exemptive order for a multi-manager structure that

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allows the Investment Manager to hire, replace or terminate unaffiliated sub-advisers without the approval of shareholders. The order also allows the Investment Manager to revise a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Fund’s Board of Directors, but without shareholder approval. If a new unaffiliated sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The Investment Manager provides the following oversight and evaluation services to those Funds which use a sub-adviser:

·	performing initial due diligence on prospective sub-advisers for the Funds ;

·	monitoring the performance of the sub-advisers ;

·	communicating performance expectations to the sub-advisers ; and

·	ultimately recommending to the Board of Directors whether a sub-adviser's contract should be renewed, modified or terminated.

The Investment Manager does not expect to recommend frequent changes of sub-advisers. Although the Investment Manager will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Fund will obtain favorable results at any given time.

The Investment Manager currently has not engaged sub-advisers, although it may do so in the future.

Buying Shares

Shares of the Fund are available through broker/dealers, banks, and other financial intermediaries that have an agreement with the Fund’s d istributor, Rydex Distributors, LLC (the “Distributor”) , or with the Investment Manager, who serves as the Fund’s transfer agent (“authorized financial intermediaries”). Shares are priced at the net asset value per share (NAV) next determined after receipt and acceptance of a purchase order by the Fund’s transfer agent, Distributor or an authorized financial intermediary. Authorized financial intermediaries of the Fund may also designate further intermediaries to accept purchase and redemption orders on behalf of the Fund. Authorized financial intermediaries may charge fees in connection with an investment in the Fund. Fund shares purchased directly from the Fund are not assessed such additional charges but may be subject to a front-end sales charge as noted under the section titled “Class A Shares.” Purchase orders by a fund of funds for which the Investment Manager or an affiliate serves as investment manager will be treated as received by the Fund at the same time that the corresponding purchase orders are received in proper form by the fund of funds and accepted.

There are three different ways to buy shares of the Fund: Class A shares, Class C shares or Institutional Class shares. The different classes of the Fund differ primarily with respect to the sales charges and Rule 12b-1 distribution and service fees for each class. For Class A and C shares, the minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan). The Fund reserves the right to reject any order to purchase shares in whole or in part.

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as traveler’s checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks), cashiers checks, or bank checks. The Fund reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

All Fund shares are issued in non-certificate form.

Customer Identification and Verification — To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Fund must obtain the following information for each person/entity that opens an account:

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·	Name;

·	Date of birth (for individuals);

·	Residential or business street address (although post office boxes are still permitted for mailing); and

·	Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations, plans and other entities.

Federal law prohibits the Fund and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after your account is closed, and you bear the risk of any loss.

Market Timing/Short-Term Trading — Some investors try to profit from various short-term or frequent trading strategies known as market timing . F or example some investors transfer money into mutual funds when they expect prices to rise and tak e money out when they expect prices to fall, or transfer more from one fund to another and then back again after a short period of time. As money is transferred in and out, the Fund incurs expenses for buying and selling securities, and increased portfolio turnover may result in adverse tax consequences, such as short-term capital gains (taxed as ordinary income to investors). Excessive purchases, redemptions or exchanges of the Fund's shares disrupt portfolio management, hurt Fund performance and drive Fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs. Investors may be more likely to attempt to engage in market timing with respect to a fund that invest a significant portion of its assets in the securities of foreign issuers, securities that are thinly traded and/or securities such as certain high yield securities that do not routinely have readily available market quotations.

The Board of Directors has adopted policies and procedures against market timing, and the Fund discourages market timing or excessive trading. If you wish to engage in such practices, we request that you do not purchase shares of the Fund. The Fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, that it reasonably determines to be market timing or excessive trading by a shareholder or accounts under common control. Transactions placed through the same authorized financial intermediary on an omnibus basis may be rejected in whole or in part by the Fund. Transactions accepted by an authorized financial intermediary in violation of the market timing/short-term trading policies and procedures are not deemed accepted by the Fund and may be cancelled or revoked by the Fund by the close of business on the next business day following receipt.

The policies and procedures of the Fund are intended to restrict transactions that are disruptive to the Fund or potentially disadvantageous to other shareholders. Although the Fund has adopted policies and procedures, the Fund may be dependant upon authorized financial intermediaries that offer the Fund’s shares to assist in implementing these policies and procedures or may rely on the policies and procedures of such financial intermediaries. When considering if certain restrictions or limitations should be applied to shareholder transactions, the Fund’s policies and procedures take into account, among other things, the following factors:

·	the total dollar amount being transferred;

·	the number of transfers made within the previous 12 months;

·	transfers to and from (or from and to) the Fund;

·	whether a shareholder's transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

·	whether a shareholder's transfers appear to be part of a group of transfers made by a third party on behalf of individual shareholders in the group.

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If it is determined that a shareholder's transfer patterns among the Fund and others are disruptive or potentially disadvantageous to other shareholders, the Fund will send the shareholder a letter notifying the shareholder that the Fund is prohibiting the shareholder from making any additional purchases for a 90-day period that begins on the date of the letter. This restriction will be applied after the shareholder makes four “round trip transfers” during any prior 12-month period. A “round trip transfer” is a transfer (1) from the Fund followed by a transfer to the Fund or (2) to the Fund followed by a transfer from the Fund. The restriction on “round trip transfers” is waived for, and no restrictions are applied to, transfers, purchases and redemptions of the Fund by certain “funds of funds” within the Fund’s group of investment companies that are made (1) as part of the routine allocation and rebalancing transactions for such funds of funds or (2) in order to allow for inflows and outflows of investors in such funds of funds, so long as the market timing policies and procedures for such funds of funds are consistent with the Fund’s objective of avoiding disruption due to market timing. This waiver may be extended in the future without notice to permit investments by additional funds of funds in the Fund.

In its sole discretion, the Fund may revise its market timing procedures at any time without prior notice as it deems necessary or appropriate, including changing the criteria for monitoring market timing and other harmful trading (including, without limitation, imposing dollar or percentage limits on transfers). For purposes of applying the criteria used to detect potential market timing and other potentially harmful trading activity, the Fund may aggregate transfers made in two or more transactions that the Fund believes are connected (for example, two transactions by the same owner, or by spouses, or by different partnerships or corporations that are under common control, etc.).

Shareholders who seek to engage in programmed, frequent, or high volume transfer activity may deploy a variety of strategies to avoid detection, and the Fund’s or an authorized financial intermediary’s or a fund of fund s’ ability to detect and deter harmful trading activity may be limited by operational and information systems capabilities. Furthermore, the identification of investors determined to engage in harmful trading activity involves judgments that are inherently subjective. Accordingly, despite their best efforts, neither the Fund, the authorized financial intermediaries that sell the Fund’s shares , nor the funds of funds that invest in the Fund can guarantee that the policies and procedures will detect every potential market timer. The Fund applies the policies and procedures adopted by the Board of Directors consistently to all investors without special arrangement, waiver, or exception (except with respect to certain funds of funds within the Fund’s group of investment companies as discussed above).

Because the Fund cannot guarantee that all harmful trading activity will be detected and because the cooperation of authorized financial intermediaries cannot be assured, shareholders bear the risks associated with such activity, including potential disruption of portfolio management, potentially lower performance, and higher expenses. Due to the risk that the Fund, a financial intermediary, or a fund of funds implementing the policies and procedures may not detect all harmful trading activity, it is possible that some shareholders may inadvertently be treated differently than shareholders who are not permitted to engage in harmful trading activity. Those shareholders that do not engage in harmful trading activity nonetheless will bear the costs associated with such activity.

Class A Shares — Class A shares are subject to a sales charge at the time of purchase. An order for Class A shares will be priced at the Fund’s NAV next calculated after the order is received in good order and accepted by the Fund or an authorized financial intermediary, plus the sales charge set forth below. The NAV, plus the sales charge, is the “offering price.” The Fund’s NAV is generally calculated as of the close of trading on each day the New York Stock Exchange (NYSE) is open (usually 4:00 p.m. Eastern Standard Time).

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	Sales Charge
Amount of Order (Offering Price)	As a Percentage of Offering Price	As a Percentage of Net Amount Invested
Less than $ 100,000	4.75%	4.99%
$50,000 to $99,999	4.75%	4.99%
$100,000 to $249,999	3.75%	3.90%
$250,000 to $499,999	2.75%	2.83%
$500,000 to $999,999	2.00%	2.04%
$1,000,000 or more	None	None
*   Purchases of $1,000,000 or more are not subject to a sales charge at the time of purchase, but are subject to a deferred sales charge of 1.00% if redeemed within one year following purchase. The deferred sales charge is a percentage of the lesser of the NAV of the shares redeemed or the net cost of such shares. Shares that are not subject to a deferred sales charge are redeemed first.

Purchases of $1,000,000 or more are not subject to a sales charge at the time of purchase, but are subject to a deferred sales charge of 1.00% if redeemed within one year following purchase. The deferred sales charge is a percentage of the lesser of the NAV of the shares redeemed or the net cost of such shares. Shares that are not subject to a deferred sales charge are redeemed first.

As indicated in the table above, substantial investments receive lower sales charge rates. In order to reduce your Class A sales charges, you, your spouse, and your dependents (under the age of 21) may combine all of your Fund investments into one purchase. You may also, under rights of accumulation, combine all previous purchases of the Fund with a contemplated current purchase and receive the reduced applicable front-end sales charge. In addition, you may submit a Statement of Intention to help reduce your sales charges. This Statement allows you to count all Class A investments within a 13-month period as if you were making all of the investments at the same time, in order to qualify for reduced sales charges. If you do not fulfill the commitment reflected in your Statement of Intention, you will bear the sales charge rate associated with your total purchases, less redemptions. The Fund also make available a reinstatement privilege to reduce your sales charges in the event you redeem your shares and then subsequently reinstate your account within 30 days.

Furthermore, Class A shares of the Fund may be purchased without a sales charge by certain funds of funds within the Fund’s group of investment companies or when the purchase is made on the recommendation of (1) a registered investment adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of the investor or (2) a certified financial planner or registered broker-dealer who either charges periodic fees to its customers for financial planning, investment advisory or asset management services, or provides such services in connection with the establishment of an investment account for which a comprehensive “wrap fee” is imposed.

The Distributor must be notified when a purchase is made that may qualify under any of the above provisions. Consequently, an investor acquiring Class A shares directly from the Distributor must indicate in the purchase order that the purchase may qualify under any of the above provisions and must provide enough information to substantiate the claim. If an investor purchases Class A shares through an authorized financial intermediary, the investor must inform such intermediary of any facts, including any records required by the intermediary, that may qualify a purchase for any of the above provisions, such as other holdings of Class A shares held directly with the Fund or through other accounts with other authorized financial intermediaries.

For purposes of qualifying for reduced sales charges on purchases made pursuant to Rights of Accumulation or a Statement of Intention, (1) the amount purchased is measured with respect to the offering price of the shares, and (2) the term “Purchaser“ includes the following persons: an individual, his or her spouse and children under the age of 21; a trustee or other fiduciary of a single trust estate or single fiduciary account established for their benefit; an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Internal Revenue Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Internal Revenue Code.

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Rights of Accumulation. To reduce sales charges on purchases of Class A shares of the Fund, a Purchaser may combine the current value of all its holdings of Class A shares , Class B shares, or Class C shares of the Rydex | SGI Funds (including Class A accounts purchased at net asset value) with a contemplated current purchase and receive the applicable reduced front-end sales charge. Current share value may be more or less than at the time of purchase due to price fluctuations and account activity. The Distributor must be notified when a sale takes place which might qualify for the reduced charge on the basis of previous purchases.

Statement of Intention. A Purchaser may choose to sign a Statement of Intention within 90 days after the first purchase to be included thereunder, which will cover future purchases of Class A shares of the Fund and other Rydex | SGI Funds. The amount of these future purchases shall be specified and must be made within a 13-month period (or 36-month period for purchases of $1 million or more) to become eligible for the reduced front-end sales charge applicable to the actual amount purchased under the Statement. Shares equal to four percent ( 4%) of the amount specified in the Statement of Intention will be held in escrow until the statement is completed or terminated. These shares may be redeemed by the Fund if the Purchaser is required to pay additional sales charges.

A Statement of Intention may be revised during the 13-month (or, if applicable, 36-month) period. Additional Class A shares received from reinvestment of income dividends and capital gains distributions are included in the total amount used to determine reduced sales charges. A Statement of Intention may be obtained from the Fund.

Reinstatement Privilege. Shareholders who redeem their Class A shares of the Fund have a one-time privilege (1) to reinstate their accounts by purchasing Class A shares without a sales charge up to the dollar amount of the redemption proceeds; or (2) to the extent the redeemed shares would have been eligible for the exchange privilege, to purchase Class A shares of another of the Rydex | SGI Funds, without a sales charge up to the dollar amount of the redemption proceeds. To exercise this privilege, a shareholder must provide written notice and a check in the amount of the reinvestment within thirty days after the redemption request; the reinstatement will be made at the net asset value on the date received by the Fund or the Rydex | SGI Funds, as appropriate.

Purchases at Net Asset Value. Class A shares of the Fund may be purchased at net asset value by (1) directors and officers of the Fund or other mutual funds managed by the Investment Manager or one or more of its affiliates; directors, officers and employees of the Fund’s Investment Manager or Distributor and their affiliates; directors, officers and employees of Security Benefit Life Insurance Company; agents licensed with Security Benefit Life Insurance Company; spouses or minor children of any such agents; as well as the following relatives of any such directors, officers and employees (and their spouses): spouses, grandparents, parents, children, grandchildren, siblings, nieces and nephews; (2) any trust, pension, profit sharing or other benefit plan established by any of the foregoing corporations for persons described above; (3) retirement plans where third party administrators of such plans have entered into certain arrangements with the Distributor or its affiliates provided that no commission is paid to dealers; and (4) officers, directors, partners or registered representatives (and their spouses and minor children) of broker-dealers who have a selling agreement with the Distributor. Such sales are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be transferred or resold except through redemption or repurchase by or on behalf of the Fund.

Class A shares of the Fund may be purchased at net asset value when the purchase is made on the recommendation of (1) a registered investment adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of the investor; or (2) a certified financial planner or registered broker-dealer who either charges periodic fees to its customers for financial planning, investment advisory or asset management services, or provides such services in connection with the establishment of an investment account for which a comprehensive “wrap fee” is imposed. Class A shares may be purchased at net asset value by customers of financial intermediaries that have a contractual arrangement with the Distributor or Investment Manager where such contract provides for the waiver of the front-end sales charge. Class A shares of the Fund may also be purchased at net asset value when the purchase is made by retirement plans that (1) buy shares of the Rydex | SGI Funds worth $500,000 or more; (2) have 100 or more eligible employees at the time of purchase; (3) certify it expects to have annual plan purchases of shares of Rydex | SGI Funds of $200,000 or more; (4) are provided administrative services by certain third-party administrators that have entered into a special service arrangement with the Rydex | SGI Funds relating to such plans; or (5) have at the time of purchase, aggregate assets of at least $1,000,000. Purchases made pursuant to this provision may be subject to a deferred sales charge of up to 1% in the event of a redemption within one year of the purchase.

The Distributor must be notified when a purchase is made that qualifies under any of the above provisions. Consequently, when a Purchaser acquires shares directly from the Fund, he/she must indicate in his/her purchase

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order that such purchase qualifies under any of the above provisions and must provide enough information to substantiate that claim. When a Purchaser acquires shares through a broker/dealer or other financial intermediary, he/she must inform his/her broker/dealer or other financial intermediary of any facts that may qualify a purchase for any of the above provisions, such as, for example, information about other holdings of Class A shares of the Fund that the Purchaser has, directly with the Fund, or through other accounts with broker/dealers or financial intermediaries.

Please see the Statement of Additional Information for a more detailed description of options that are available for reducing the sales charge applicable to purchases of Class A shares. For more information, you may also consult your broker or financial intermediary, or visit our website at www.rydex-sgi.com. This website provides hyperlinks that facilitate access to information, stated in a clear and prominent format, which will assist you in determining means of reducing your Class A shares initial sales charge as well as provide other information on the Fund’s sales loads and breakpoint discounts.

Class A Distribution Plan — The Fund has adopted a Class A Distribution Plan pursuant to Rule 12b-1 that allows the Fund to pay certain fees to the Distributor. The Distributor uses the fees to pay for activities related to the sale of Class A shares (including past sales) and services provided to shareholders. The distribution and service fee is equal to 0.25% on an annual basis of the average daily net assets of the Fund’s Class A shares. Because the distribution fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of a shareholder’s investment and may cost an investor more than paying other types of sales charges.

Class C Shares — Class C shares are not subject to a sales charge at the time of purchase. An order for Class C shares will be priced at the Fund’s NAV next calculated after the order is received in good order and accepted by the Fund or an authorized financial intermediary. The Fund’s NAV is generally calculated as of the close of trading on every day the NYSE is open (usually 4:00 p.m. Eastern Standard Time).

Class C shares are not subject to a deferred sales charge unless redeemed within one year from the date of purchase. In such event, Class C shares are subject to a 1.00% sales charge. The deferred sales charge is a percentage of the NAV of the shares at the time they are redeemed or the original purchase price, whichever is less. Shares that are not subject to the deferred sales charge are redeemed first. Then, shares held the longest will be the first to be redeemed. The Distributor will waive the deferred sales charge under certain circumstances. See the section titled “Waiver of Deferred Sales Charge.”

Class C Distribution Plan — The Fund has adopted a Class C Distribution Plan that allows the Fund to pay certain fees to the Distributor. The Distributor uses the fees to finance activities related to the sale of Class C shares and services to shareholders. The distribution and service fee is equal to 1.00% on an annual basis of the average daily net assets of the Fund’s Class C shares. Because the distribution fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of a shareholder’s investment and may cost an investor more than paying other types of sales charges.

Institutional Class Shares — Institutional shares of the Fund are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, and corporations. Shares may also be offered through certain financial intermediaries (such as broker/dealers, banks and other intermediaries that have an agreement with the D istributor or with the Investment Manager, which also serves as the Fund’s transfer agent (“authorized financial intermediaries”)) that charge their customers transaction or other fees in connection with an investment in the Fund. The minimum initial investment is $2 million for institutional class shares. Specific eligibility requirements that apply to these prospective investors include:

·	Employee benefit plan programs that have at least $25 million in plan assets.

·	Broker-dealer managed account or wrap programs that charge an asset-based fee, have program assets of at least $50 million, and invest in the Fund via omnibus accounts.

·	Registered investment adviser mutual fund wrap programs that charge an asset-based fee, have program assets of at least $50 million, and invest in the Fund via omnibus accounts.

·	Internal Revenue Code Section 529 college savings plan accounts.

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·	Funds of funds advised by the Investment Manager, Security Global Investors, LLC, Rydex Investments, or their affiliates.

·	Funds of funds advised by unaffiliated investment advisers.

·	Institutions that invest the minimum initial investment amount in the Fund.

The Fund reserves the right to waive the minimum initial investment amount of $2 million or to grant other investors eligibility to invest in the shares of the Fund at its discretion.

The Fund may be made available to other investors in the future.

Shares are priced at the net asset value per share (NAV) next determined after receipt and acceptance of a purchase order by the Fund’s transfer agent, Distributor or an authorized financial intermediary. Authorized financial intermediaries of the Fund may also designate further intermediaries to accept purchase and redemption orders on behalf of the Fund. A broker/dealer or other financial intermediary may charge fees in connection with an investment in the Fund. Fund shares purchased directly from the Fund are not assessed such additional charges.

The authorized financial intermediaries can provide investors with detailed information on how to participate in a program, a plan or an account, elect the Fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts or to obtain an application to participate in a program, a plan or an account, participants should contact their financial intermediary, employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the program/plan/account.

Financial intermediaries may provide some of the shareholder servicing and account maintenance services required by programs, plans or accounts and their participants, including transfers of registration, dividend payee charges and generation of confirmation statements and may arrange for administrators to provide other investment or administrative services. Financial service firms may charge programs, plans or accounts and participants transaction fees and/or other additional amounts for such services. Similarly, programs, plans or accounts may charge participants for certain expenses. These fees and additional amounts could reduce the return of investments in the Fund.

Minimum Account Balance. The Fund has a minimum account balance of $1 million for institutional class shares. Due to the relatively high cost of maintaining accounts below the minimum account balance, the Fund reserves the right to redeem shares if an account balance falls below the minimum account balance for any reason. Investors will be given 60 days’ advance notice to reestablish the minimum account balance. If the account balance is not increased, the account may be closed, and the proceeds sent to the investor. Fund shares will be redeemed at NAV on the day the account is closed.

Waiver of Deferred Sales Charge — The Distributor will waive the deferred sales charge (when applicable) under the following circumstances:

·	Shares were purchased through an intermediary who agreed to waive an initial 1.00% sales commission

·	Upon the death of the shareholder if shares are redeemed within one year of the shareholder’s death

·	Upon the disability of the shareholder prior to age 65 if shares are redeemed within one year of the shareholder becoming disabled and the shareholder was not disabled when the shares were purchased

·	In connection with required minimum distributions from a retirement plan qualified under Section 401(a), 401(k), 403(b) or 408 of the Internal Revenue Code (“Code”)

·	In connection with distributions from retirement plans qualified under Section 401(a), 401(k) or 403(b) of the Code for:

➢	returns of excess contributions to the plan

➢	retirement of a participant in the plan

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➢	a loan from the plan (loan repayments are treated as new sales for purposes of the deferred sales charge)

➢	financial hardship (as defined in regulations under the Code) of a participant in a plan

➢	termination of employment of a participant in a plan

➢	any other permissible withdrawal under the terms of the plan.

Revenue Sharing Payments — The Investment Manager, Distributor or their affiliates may, out of their own resources and at no additional costs to the Fund or shareholders, make payments to financial intermediaries (including payments to affiliates of the Investment Manager or Distributor). Such payments, commonly referred to as “revenue sharing,” do not increase Fund expenses and are not reflected in the fees and expenses listed in the expense table of this prospectus. Such compensation may be paid to intermediaries for (without limitation) marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Such compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, or in other sales programs. Revenue sharing may also be paid to intermediaries that provide services to the Fund or to shareholders, including (without limitation) shareholder servicing, sub-administration or sub-transfer agency services. The compensation received by such intermediaries via these payments may be more or less than the overall compensation received by the intermediaries in connection with the sale of other investment products and may influence the products offered or recommended by the intermediary. Additional information about these arrangements is provided in the Statement of Additional Information. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Fund over another investment. Shareholders should inquire of an intermediary how the intermediary will be compensated for investments made in the Fund.

Selling Shares

      A shareholder may sell (or “redeem”) shares at any time through his or her authorized financial intermediary or directly through the Fund’s transfer agent. Investors who invest in the Fund through employee benefit plans, managed accounts, wrap programs, or 529 college savings plan accounts should refer to their plan/account/program documents for information on how to redeem shares of the Fund. Shares will be redeemed at the NAV next determined after the order is received in good order by the Fund’s transfer agent or an authorized financial intermediary, less any applicable deferred sales charge. Orders by a fund of funds for which the Investment Manager or an affiliate serves as investment manager will be treated as received by the Fund at the same time that the corresponding orders are received in proper form by the fund of funds. The Fund’s NAV is generally calculated as of the close of trading on each day the NYSE is open (usually 4:00 p.m. Eastern Standard Time).

When redeeming recently purchased shares, if the Fund has not collected payment for the shares, it may delay sending the proceeds until it has collected payment, which may take up to 15 days. The Fund has reserved the right to redeem in kind, which would result in a shareholder receiving redemption proceeds in liquid securities with a market value equal to the redemption price.  A shareholder receiving an in kind redemption would be at risk that the value of the securities would decline in value prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred. For more information, please see the Fund’s Statement of Additional Information.

By Mail — To sell shares by mail, send a letter of instruction that includes:

·	The name and signature of the account owner(s)

·	The name of the Fund

·	The dollar amount or number of shares to sell

·	Where to send the proceeds

·	A signature guarantee if

17

➢	The check will be mailed to a payee or address different than that of the account owner, or

➢	The sale of shares is more than $25,000 (or $100,000 for Institutional Class shares).

A signature guarantee helps protect against fraud. Banks, brokers, credit unions, national securities exchanges and savings associations provide signature guarantees. A notary public is not an eligible signature guarantor. For joint accounts, both signatures must be guaranteed.

Mail your request to:

Security Investors, LLC P.O. Box 750525 Topeka, KS 66675-0525

Signature requirements vary based on the type of account you have:

·	Individual or Joint Tenants: Written instructions must be signed by an individual shareholder, or in the case of joint accounts, all of the shareholders, exactly as the name(s) appears on the account.

·	UGMA or UTMA: Written instructions must be signed by the custodian as it appears on the account.

·	Sole Proprietor or General Partner: Written instructions must be signed by an authorized individual as it appears on the account.

·
Corporation or Association: Written instructions must be signed by the person(s) authorized to act on the account. A certified resolution dated within six months of the date of receipt, authorizing the signer to act, must accompany the request if not on file with the Fund.

·
Trust: Written instructions must be signed by the trustee(s). If the name of the current trustee(s) does not appear on the account, a certified certificate of incumbency dated within 60 days must also be submitted.

·	Retirement: Written instructions must be signed by the account owner.

By Telephone — If you selected this option on your account application, you may make redemptions from your account by calling 1-800-888-2461 on weekdays (except holidays) between 8:00 a.m. and 7:00 p.m. Eastern Standard Time. The Fund requires that requests for redemptions over $25,000 be in writing with signatures guaranteed. You may not close your account by telephone or redeem shares for which a certificate has been issued. If you would like to establish this option on an existing account, please call 1-800-888-2461. Shareholders may not redeem shares held in an IRA or 403(b)(7) account by telephone.

By Broker — You may redeem your shares through your authorized financial intermediary. Such intermediaries may charge a commission upon the redemption of shares.

Payment of Redemption Proceeds — Payments may be made by check. Redemption proceeds will be sent to the shareholder(s) of record at the address on our records generally within seven days after receipt of a valid redemption request. For a charge of $20 deducted from redemption proceeds, the Investment Manager will, upon the shareholder’s request, send the redemption proceeds by express mail or send the proceeds by wire transfer to the shareholder’s bank account upon receipt of appropriate wire transfer instructions.

In addition, redemption proceeds can be sent by electronic funds transfer, free of charge, to the shareholder’s bank account.

The Fund may suspend the right of redemption during any period when trading on the NYSE is restricted or the NYSE is closed for a reason other than weekend or holiday, or any emergency is deemed to exist by the Securities and Exchange Commission.

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Dividends and Taxes

The Fund pays its shareholders dividends from its net investment income and distributes any net capital gains that it has realized, at least annually. Your dividends and distributions will be reinvested in the Fund, unless you instruct the Investment Manager otherwise. There are no fees or sales charges on reinvestments.

Tax on Distributions — Fund dividends and distributions are taxable to shareholders (unless your investment is in an IRA or other tax-advantaged retirement account) whether you reinvest your dividends or distributions or take them in cash.

In addition to federal tax, dividends and distributions may be subject to state and local taxes. If the Fund declares a dividend or distribution in October, November or December but pays it in January, you may be taxed on that dividend or distribution as if you received it in the previous year.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers or to foreign shareholders. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

The favorable tax treatment for qualified dividends and the lower rates on long-term capital gains are currently scheduled to expire after 201 2 .

Tax-deferred retirement accounts generally do not generate a tax liability unless you are taking a distribution or making a withdrawal.

The Fund has “short-term capital gains” when it sells assets within one year after buying them. Your share of the Fund’s net short-term capital gains will be taxed at ordinary income rates. The Fund has “long-term capital gains” when it sells assets that it has owned for more than one year. Distributions designated by the Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate no matter how long you have held your Fund shares.

The Fund will mail you information concerning the tax status of the distributions for each calendar year early the following year.

Taxes on Sales or Exchanges — You may be taxed on any sale or exchange of Fund shares. The amount of gain or loss will depend primarily upon how much you pay for the shares, how much you sell them for, and how long you hold them. “Short-term capital gains” applies to Fund shares sold or exchanged up to one year after buying them. “Long-term capital gains” applies to shares held for more than one year.

If your tax basis in your shares exceeds the amount of proceeds you received from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that Fund within a period of 61 days beginning thirty days before and ending thirty days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of that Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

Back-up Withholding — As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% (currently scheduled to increase to 31% after 201 2 ) of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications or if you have been notified by the Internal Revenue Service that you are subject to back-up withholding. Back-up withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder which would generally permit each shareholder (1) to credit this

19

amount or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. The Fund will notify you if it makes this election.

Foreign Shareholders  — Shareholders other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Fund, as discussed in more detail in the SAI.

You should consult your tax professional about federal, state and local tax consequences to you of an investment in the Fund. Please see the Statement of Additional Information for additional tax information.

Determination of Net Asset Value

The NAV of the Fund is computed as of the close of regular trading hours on the NYSE (normally 4:00 p.m. Eastern Standard Time) on days when the NYSE is open. The NYSE is open Monday through Friday, except on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Foreign securities are valued based on quotations from the primary market in which they are traded and are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price their shares. Therefore, the NAV of a fund holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the Fund.

Portfolio securities and other investments are generally valued at market value when market quotations are readily available. Securities traded on a domestic securities exchange are valued at the last sale price on that exchange on the day the valuation is made, provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sale is reported, the last current bid price is used. Securities traded over-the-counter are valued at the last current bid price. Market quotations for securities prices may be obtained from automated pricing services. Investments in securities maturing in 60 days or less may be valued at amortized cost.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), the Investment Manager, in good faith, establishes a fair value for the security in accordance with the Fund’s valuation procedures. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service with the goal of accurately reflecting the current value of the Fund’s portfolio holdings in the Fund’s net asset value per share. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

For further information about valuation of investments, see the Statement of Additional Information.

Shareholder Services

Accumulation Plan — (Not available for Institutional Class shares.) An investor may choose to invest in the Fund through a voluntary Accumulation Plan. This allows for an initial investment of $100 minimum and subsequent investments of $20 minimum at any time. An Accumulation Plan involves no obligation to make periodic investments and is terminable at will.

Payments are made by sending a check to the Distributor who (acting as an agent for the dealer) will purchase whole and fractional shares of the Fund as of the close of business on such day as the payment is received. The investor will receive a confirmation and statement after each investment.

20

Investors may also choose to use an Automatic Investment Plan (automatic bank draft) to make Fund purchases. There is no additional charge for choosing to use an Automatic Investment Plan. Withdrawals from your bank account may occur up to three business days before the date scheduled to purchase Fund shares. An application for an Automatic Investment Plan may be obtained from the Fund.

Systematic Withdrawal Program — (Not available for Institutional Class shares.) Shareholders who wish to receive regular monthly, bi-monthly, quarterly, semiannual, or annual payments of $25 or more may establish a Systematic Withdrawal Program. A shareholder may elect a payment that is a specified percentage of the initial or current account value or a specified dollar amount. A Systematic Withdrawal Program will be allowed only if shares with a current aggregate NAV of $5,000 or more are deposited with the Investment Manager, which will act as agent for the shareholder under the Program. Shares are liquidated at NAV. The Program may be terminated on written notice, or it will terminate automatically if all shares are liquidated or redeemed from the account.

A shareholder may establish a Systematic Withdrawal Program with respect to Class C shares without the imposition of any applicable contingent deferred sales charge, provided that such withdrawals do not in any 12-month period, beginning on the date the Program is established, exceed 10% of the value of the account on that date (“Free Systematic Withdrawals“). Free Systematic Withdrawals are not available if a Program established with respect to Class C shares provides for withdrawals in excess of 10% of the value of the account in any Program year and, as a result, all withdrawals under such a Program would be subject to any applicable contingent deferred sales charge. Free Systematic Withdrawals will be made first by redeeming those shares that are not subject to the contingent deferred sales charge and then by redeeming shares held the longest. The contingent deferred sales charge applicable to a redemption of Class C shares requested while Free Systematic Withdrawals are being made will be calculated as described under “Class C Shares,” as applicable. A Systematic Withdrawal form may be obtained from the Fund.

Exchange Privilege — Shareholders of the Fund may exchange their shares for shares of another of the Rydex | SGI Funds distributed by the Distributor (for purposes of this sub-section, the “Funds”). An exchange is two transactions: a sale of shares of one fund and the purchase of shares of another fund. In general, the same policies that apply to purchases and sales apply to exchanges, including a Fund’s right to reject any order to purchase shares.

Shares of a particular class of the Fund may be exchanged only for shares of the same class of another available Fund. In addition, shareholders should note that Class A shares may be exchanged for Institutional Class shares of other Rydex | SGI Funds distributed by the Distributor if the shareholder meets the minimum initial investment and the specific eligibility requirements, which are described in different prospectuses. Shareholders should consult those prospectuses prior to making such an exchange. A copy of the prospectuses may be requested by contacting the Distributor.

Institutional Class shareholders may exchange their shares for Institutional Class shares or for Class A shares of other Rydex | SGI Funds (as defined on the last page of this prospectus) distributed by the Distributor. Class A shares will be subject to all the Class A share conditions, including applicable sales charges.

Exchanges may be made only in those states where shares of the Fund into which an exchange is to be made are qualified for sale. No service fee or sales charge is presently imposed on such an exchange. Any applicable contingent deferred sales charge will be imposed upon redemption and calculated from the date of the initial purchase. For tax purposes, an exchange is a sale of shares that may result in a taxable gain or loss. Special rules may apply to determine the amount of gain or loss on an exchange occurring within 90 days after purchase of the exchanged shares. Exchanges are made upon receipt of a properly completed Exchange Authorization form. Before exchanging your shares for shares of another mutual fund in the Rydex | SGI Funds that is distributed by the Distributor and offered through another prospectus, you should request the prospectus of the mutual fund into which you are contemplating exchanging your shares and review it carefully, as the other mutual fund may be subject to fees, charges or expenses that are different from the shares that you are exchanging. A current prospectus of the Fund into which an exchange is made will be given to each shareholder exercising this privilege.

The terms of an employee-sponsored retirement plan may affect a shareholder’s right to exchange shares as described above. Contact your plan sponsor or administrator to determine if all of the exchange options discussed above are available under your plan.

21

To exchange shares by telephone, a shareholder must hold shares in non-certificate form and must either have completed the Telephone Exchange section of the application or a Telephone Transfer Authorization form which may be obtained from the Investment Manager. Once authorization has been received by the Investment Manager, a shareholder may exchange shares by telephone by calling the Fund at 1-800-888-2461, on weekdays (except holidays) between the hours of 8:00 a.m. and 7:00 p.m. Eastern Standard Time. Exchange requests received by telephone after the close of the NYSE (normally 4:00 p.m. Eastern Standard Time) will be treated as if received on the next business day. The exchange privilege, including telephone exchanges, dollar cost averaging and asset rebalancing, may be changed or discontinued at any time by either the Investment Manager or the Fund upon 60 days’ notice to shareholders.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Because excessive trading by a shareholder can hurt a Fund’s performance and its other shareholders, the Fund reserves the right to limit the amount or number of exchanges or discontinue this privilege if (1) the Fund or its Investment Manager believes that the Fund would be harmed or unable to invest effectively, or (2) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund. The Fund also may reject future investments from a shareholder if the shareholder engages in, or is suspected of engaging in, short-term or excessive trading.

Dollar Cost Averaging. (Not available for Institutional Class shares.) This option allows shareholders to make periodic exchanges of shares to one or more of the Funds available under the exchange privilege as described above. Such periodic exchanges in which securities are purchased at regular intervals are known as “dollar cost averaging.” With dollar cost averaging, the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging does not guarantee profits, nor does it assure that a shareholder will not have losses.

Shareholders may obtain a dollar cost averaging request form from the Investment Manager. Shareholders designate on the form whether amounts are to be exchanged on the basis of a specific dollar amount or a specific number of shares. The Investment Manager will exchange shares as requested on the first business day of the month.

The Investment Manager will make exchanges until the account value is depleted or until the shareholder instructs the Investment Manager to terminate dollar cost averaging. Dollar cost averaging may be terminated at any time by written request to the Investment Manager.

Asset Rebalancing. (Not available for Institutional Class shares.) This option is available only to participants in certain retirement plan accounts for which an affiliate of the Investment Manager is the recordkeeper. This option allows shareholders to automatically exchange shares of those Funds available under the exchange privilege as described above on a quarterly basis to maintain a particular percentage allocation among the Funds. Shares of such Funds must be held in non-certificated form. Account value allocated to a Fund will grow or decline in value at different rates during the selected period, and asset rebalancing will automatically reallocate account value in the Funds to the allocation the shareholder selects on a quarterly basis.

Shareholders may obtain an asset rebalancing request form from the Investment Manager. Shareholders must designate on the form the applicable Funds and the percentage of account value to be maintained in each Fund. Thereafter, the Investment Manager, or its recordkeeping affiliate, will exchange shares of the Funds to maintain that allocation on the first business day of each calendar quarter. Asset rebalancing may be terminated at any time by written request to the Investment Manager.

Retirement Plans — The Fund has available tax-qualified retirement plans for individuals, prototype plans for the self-employed, pension and profit sharing plans for corporations and custodial accounts for employees of public school systems and organizations meeting the requirements of Section 501(c)(3) of the Code. Further information concerning these plans is contained in the Fund’s Statement of Additional Information.

General Information

Shareholder Inquiries — Shareholders who have questions concerning their account or wish to obtain additional information may call the Fund (see back cover for address and telephone numbers) or contact their securities dealer. Client requests for historical account transcripts or the retrieval of a significant amount of documentation may be honored to the extent that those records are readily available. The Fund reserves the right,

22

upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources.

Financial Highlights

Since the All Cap Growth Fund had not commenced operations prior to the most recent reporting period, financial highlights information has not been provided.

23

For More Information

By Telephone — Call 1-800-888-2461

By Mail — Write to:
Security Investors, LLC
One Security Benefit Place
Topeka, KS 66636-0001

On the Internet — Reports and other information about the Fund can be viewed online or downloaded from:

SEC: On the EDGAR Database at http://www.sec.gov

Security Investors, LLC: http://www.rydex-sgi.com

Additional information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Copies may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-1520.

Annual/Semi-Annual Report — Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information — The Fund’s Statement of Additional Information , which includes additional information about the Fund, and the Fund’s annual or semi-annual reports are available, without charge, upon request by calling the Fund’s toll-free telephone number 1-800-888-2461. Shareholder inquiries should be addressed to Security Investors, LLC, One Security Benefit Place, Topeka, Kansas 66636-0001, or by calling the Fund’s toll-free telephone number listed above. The Fund’s Statement of Additional Information is incorporated into this prospectus by reference.

The Fund’s Investment Company Act file number is listed below:

Security Equity Fund	811-01136
· Security All Cap Growth Series (d/b/a Rydex | SGI All Cap Growth Fund)

Rydex | SGI Funds, for disclosure purposes in this prospectus, include – Series of Security Equity Fund: Rydex | SGI Large Cap Core Fund, Rydex | SGI All Cap Value Fund, Rydex | SGI Alpha Opportunity Fund, Rydex | SGI Global Fund, Rydex | SGI Global Institutional Fund, Rydex | SGI Mid Cap Value Fund, Rydex | SGI Mid Cap Value Institutional Fund, Rydex | SGI Small Cap Growth Fund, Rydex | SGI Small Cap Value Fund, Rydex | SGI Large Cap Concentrated Growth Fund, and Rydex | SGI All Cap Growth Fund; Series of Security Large Cap Value Fund: Rydex | SGI Large Cap Value Fund and Rydex | SGI Large Cap Value Institutional Fund; Security Mid Cap Growth Fund (aka “Rydex | SGI Mid Cap Growth Fund”); Series of Security Income Fund: Rydex | SGI High Yield Fund and Rydex | SGI U.S. Intermediate Bond Fund.

24

Statement of Additional Information
February 1, 201 1
RELATING TO THE PROSPECTUSES DATED FEBRUARY 1, 201 1
AS THEY MAY BE SUPPLEMENTED FROM TIME TO TIME

Security Large Cap Value Fund’s Underlying Series:
Large Cap Value Fund
Class A – SECIX                                Class B – SECBX                                Class C – SEGIX
Large Cap Value Institutional Fund – SLCIX

Security Equity Fund’s Underlying Series:
Large Cap Core Fund
Class A – SECEX                                Class B – SEQBX                                Class C – SFECX
All Cap Value Fund
Class A – SESAX                                Class C – SEVCX                                 Institutional Class – SVSIX
Alpha Opportunity Fund
Class A – SAOAX                                Class B – SAOBX                                Class C – SAOCX                                 Institutional Class – SAOIX
Global Fund
Class A – SEQAX                                Class B – SGOBX                                Class C – SFGCX
Global Institutional Fund – SGOLX
Mid Cap Value Fund
Class A – SEVAX                                Class B – SVXBX                                 Class C – SEVSX
Mid Cap Value Institutional Fund – SVUIX
Small Cap Growth Fund
Class A – SSCAX                                Class B – SEPBX                                 Class C – SESCX
Small Cap Value Fund
Class A – SSUAX                                Class C – SSVCX                                 Institutional Class – SSUIX
Large Cap Concentrated Growth Fund
Class A – SEFAX                                Class B – SEFBX                                 Class C- SSSCX
All Cap Growth Fund
Class A – N/A                                     Class C – N/A                                       Institutional Class – N/A

Security Mid Cap Growth Fund (Registrant):
Mid Cap Growth Fund
Class A – SECUX                                Class B – SEUBX                                 Class C – SUFCX

One Security Benefit Place, Topeka, Kansas 66636-0001
(785) 438-3000
(800) 888-2461
This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectuses dated February 1, 201 1 , as they may be supplemented from time to time. A prospectus may be obtained by writing Rydex Distributors, LLC , 806 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, or by calling (785) 438-3000 or (800) 888-2461. The Funds’ financial statements included in the Funds’ September 30, 20 10 Annual Report are incorporated herein by reference. A copy of the Funds’ Annual Report is available, without charge, by calling the phone numbers listed above.

Investment Manager Security Investors, LLC One Security Benefit Place Topeka, Kansas 66636-0001	Underwriter Rydex Distributors, LLC 806 King Farm Boulevard, Suite 600 Rockville, MD 20850	Custodians UMB Bank, N.A. 928 Grand Avenue Kansas City, Missouri 64106 State Street Bank and Trust Company 225 Franklin Boston, Massachusetts 02110	Independent Registered Public Accounting Firm Ernst & Young LLP 233 South Wacker Drive Chicago, IL 60606-6301

47-00373-02  2011/02/01

General Information	3

Investment Methods and Risk Factors	3

Investment Restrictions	23
Fundamental Policies	24
Operating Policies	25

Disclosure of Portfolio Holdings	26

Management of the Funds	27
Board Responsibilities	27
Directors and Officers	27

Committees	30
Audit Committee	30
Contract Renewal Committee	30
Nominating Committee	30

Remuneration of Directors and Others	30

Principal Holders of Securities	31

Directors’ Ownership of Securities	33

How to PurchaseShares	35
Alternative Purchase Options	36
Class A Shares	37
Class B Shares	37
Class C Shares	38
Institutional Class Shares	39
Minimum Account Balance	39
Distribution Plans	39
Rule 12b-1 Plan Expenses	40
Calculation and Waiver of
Contingent Deferred Sales Charges	41
Arrangements With Broker/Dealers and Others	41
Other Distribution or Service Arrangements	42
Purchases at Net Asset Value	43
Purchases for Retirement Plans	44

Systematic Withdrawal Program	44

Investment Management	45

Sub-Advisers	49

Code of Ethics	50

Portfolio Managers	50
Other Accounts Managed by Portfolio Managers	50
Information Regarding Conflicts of Interest and Compensation of Portfolio Managers	51

Proxy Voting	53

Distributor	54

Allocation of Portfolio Brokerage	57

How Net Asset Value Is Determined	60

How to Redeem Shares	60
Telephone Redemptions	62

How to Exchange Shares	62
Exchange by Telephone	63

Dividends and Taxes	63
Tax Considerations	64
Back-up Withholding	66
Passive Foreign Investment Companies	66
Options, Futures, Forward
Contracts and Swap Agreements	66
Market Discount	67
Original Issue Discount	67
Constructive Sales	68
Foreign Taxation	68
Foreign Currency Transactions	68
Redemption Charge	68
Foreign Shareholders	68
Other Taxes	69

Organization	69

Custodians, Transfer Agent and Dividend-Paying Agent	70

Independent Registered Public Accounting Firm	70

Financial Statements	70

Appendix A:
Description of Corporate Bond Ratings	71

2

General Information

Security Large Cap Value Fund, Security Equity Fund and Security Mid Cap Growth Fund were organized as Kansas corporations on February 2, 1944, November 27, 1961 and April 20, 1965, respectively. The names of Security Large Cap Value Fund (formerly Security Growth and Income Fund) and Security Mid Cap Growth Fund (formerly Security Ultra Fund) were changed effective October 1, 2002. The Funds are registered with the Securities and Exchange Commission (“SEC”) as investment companies. Such registration does not involve supervision by the SEC of the management or policies of the Funds. The Funds are open-end investment companies that, upon the demand of the investor, must redeem their shares and pay the investor the current net asset value (“NAV”) thereof. (See “How to Redeem Shares”)

Each of Large Cap Value Fund (“Large Cap Value Fund”) and Large Cap Value Institutional Series (“Large Cap Value Institutional Fund”) of Security Large Cap Value Fund, Large Cap Core Series (“Large Cap Core Fund”), All Cap Growth Series (“All Cap Growth Fund”), All Cap Value Series (“All Cap Value Fund”), Alpha Opportunity Series (“Alpha Opportunity Fund”), Global Institutional Series (“Global Institutional Fund”), Global Series (“Global Fund”), Mid Cap Value Institutional Series (“Mid Cap Value Institutional Fund”), Mid Cap Value Series (“Mid Cap Value Fund”), Small Cap Growth Series (“Small Cap Growth Fund”), Small Cap Value Series (“Small Cap Value Fund”) and Large Cap Concentrated Growth Series (“Large Cap Concentrated Growth Fund”) of Security Equity Fund, and Security Mid Cap Growth Fund (“Mid Cap Growth Fund”) (collectively, the “Funds”) has its own investment objective and policies. Each Fund (other than the Large Cap Value Fund, Large Cap Value Institutional Fund and Large Cap Concentrated Growth Fund) is “diversified” within the meaning of the Investment Company Act of 1940, as amended (“1940 Act”).

Professional investment advice is provided to each Fund by Security Investors, LLC (the “Investment Manager”). While there is no present intention to do so, the investment objective and policies of each Fund, unless otherwise noted, may be changed by the Board of Directors without the approval of shareholders. Each of the Funds is also required to operate within limitations imposed by its fundamental investment policies, which may not be changed without shareholder approval. These limitations are set forth under “Investment Restrictions.” An investment in one of the Funds does not constitute a complete investment program.

Investment Methods and Risk Factors

Each Fund’s principal investment strategies and the risks associated with the same are described in the “Fund Summaries” and “Descriptions of Principal Risks” sections of the Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about investment strategies (and related risks) that the Fund may utilize, even though they are not considered to be “principal” investment strategies. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in the Fund’s prospectus, should not be considered to be a principal strategy (or related risk) applicable to the Fund.

Some of the risk factors related to certain securities, instruments and techniques that may be used by one or more of the Funds are described in the “Fund Summaries” and “Descriptions of Principal Risks” sections of the applicable prospectus and in this Statement of Additional Information. The following is a description of certain additional risk factors related to various securities, instruments and techniques. The risks so described only apply to those Funds which may invest in such securities and instruments or which use such techniques. Also included is a general description of some of the investment instruments, techniques and methods which may be used by one or more of the Funds. The methods described only apply to those Funds which may use such methods. Although a Fund may employ the techniques, instruments and methods described below, consistent with its investment objective and policies and any applicable law, no Fund will be required to do so.

Shares of Other Investment Vehicles — Each of the Funds may invest in shares of other investment companies or investment vehicles, which may include, among others, mutual funds and exchange-traded funds (“ETFs”) such as index-based investments such as SPDRs (based on the S&P 500), MidCap SPDRs (based on the S&P MidCap 400 Index), Select Sector SPDRs (based on sectors or industries of the S&P 500 Index) and DIAMONDS (based on the Dow Jones Industrial Average). To the extent a Fund invests in other investment companies, it will incur its pro rata share of the underlying investment companies’ expenses. Investment in the

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shares of other investment companies or investment vehicles thus has the effect of requiring shareholders to pay the operating expenses (including, for example, investment advisory and other management fees) of two or more mutual funds. In addition, a Fund will be subject to the effects of business and regulatory developments that affect an underlying investment company or the investment company industry generally. A Fund’s investment in the securities of other investment companies or investment vehicles will be limited so that, as determined immediately after a purchase is made, not more than 3% of the total outstanding voting stock of any one investment company or investment vehicle will be owned by the Fund and its affiliates.

Repurchase Agreements — Each of the Funds may utilize repurchase agreements on an overnight basis and, in the case of Global Fund, Global Institutional Fund, Small Cap Value Fund and Small Cap Growth Fund, may enter into repurchase agreements with longer maturities. Repurchase agreements are similar to loans in many respects. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than seven days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). Each of the Funds may enter into repurchase agreements with respect to any portfolio securities that it may acquire consistent with its investment policies and restrictions. The Funds may enter into repurchase agreements to meet anticipated redemptions or pending investment or reinvestment of Fund assets in portfolio securities. The Board of Directors of each Fund has delegated certain responsibilities in connection with repurchase agreements to the Investment Manager or as applicable, sub-adviser (“ Sub-Adviser ”) . Those responsibilities include monitoring and evaluating a Fund’s use of repurchase agreements, evaluating the creditworthiness of repurchase agreement counterparties and taking steps that are reasonably designed to ensure that a Fund’s repurchase agreements are fully collateralized. Repurchase agreements subject the Funds to the risks that (1) they may not be able to liquidate the securities immediately upon the insolvency of the other party, or (2) that amounts received in closing out a repurchase transaction might be deemed voidable preferences upon the bankruptcy of the other party.

It is the Global Fund’s present intention to enter into repurchase agreements only with respect to obligations of the United States Government or its agencies or instrumentalities to meet anticipated redemptions or pending investment or reinvestment of Fund assets in portfolio securities. The Global Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with “primary dealers” in U.S. government securities. Repurchase agreements will be fully collateralized including interest earned thereon during the entire term of the agreement. If the institution defaults on the repurchase agreement, the Global Fund will retain possession of the underlying securities. If bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Global Fund may be delayed or limited, and the Fund may incur additional costs. In such case, the Global Fund will be subject to risks associated with changes in market value of the collateral securities. The Global Fund may enter into repurchase agreements only with (1) securities dealers that have a total capitalization of at least $40,000,000 and a ratio of aggregate indebtedness to net capital of no more than 4 to 1, or, alternatively, net capital equal to 6% of aggregate debit balances or (2) banks that have at least $1,000,000,000 in assets and a net worth of at least $100,000,000 as of its most recent annual report. In addition, the aggregate repurchase price of all repurchase agreements held by the Global Fund with any broker shall not exceed 15% of the total assets of the fund or $5,000,000, whichever is greater. The Global Fund will not enter into repurchase agreements maturing in more than seven days if the aggregate of such repurchase agreements and other illiquid investments would exceed 15% of the net assets of the Fund. The operating expenses of the Global Fund can be expected to be higher than those of an investment company investing exclusively in United States securities.

Reverse Repurchase Agreements — Certain Funds may also invest in reverse repurchase agreement transactions which involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund may employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. Under a reverse repurchase agreement, a Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate assets determined to be liquid equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. To the extent that

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positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ limitations on borrowings and leverage.

When Issued and Forward Commitment Securities — Purchase or sale of securities on a “forward commitment” basis may be used to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When issued securities and forward commitments may be sold prior to the settlement date, but the Funds will enter into when issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be; however, a Fund may dispose of a commitment prior to settlement if the Investment Manager deems it appropriate to do so. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when issued basis prior to delivery of the securities. If a Fund disposes of the right to acquire a when issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund enters into a transaction on a when issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when issued or forward commitment securities and will mark the segregated assets to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

Equity Securities — Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Common stock generally takes the form of shares in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Convertible Securities — A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.

Preferred Securities — Certain Funds may purchase preferred securities, which represent an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some

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preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

American Depositary Receipts — Each of the Funds may purchase ADRs, which are dollar-denominated receipts issued generally by U.S. banks and which represent the deposit with the bank of a foreign company’s securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Investors should consider carefully the substantial risks involved in investing in securities issued by companies of foreign nations, which are in addition to the usual risks inherent in domestic investments. ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries are not necessarily denominated in the same currency as the securities into which they may be converted. In general, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are global receipts evidencing a similar arrangement. For purposes of the Fund’s investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock.

Depositary receipts are issued through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the cost of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Restricted Securities — Each Fund may invest in restricted securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 (“1933 Act”). Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid and, therefore, are subject to the Fund’s limitation on illiquid securities.

Restricted securities (including Rule 144A Securities, defined below) may involve a high degree of business and financial risk which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund. In particular, Rule 144A Securities may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Rule 144A permits the resale to “qualified institutional buyers” of “restricted securities” that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted on NASDAQ (the “Rule 144A Securities”). A “qualified institutional buyer” is defined by Rule 144A generally as an institution, acting for its own account or for the accounts of other qualified institutional buyers, that in the aggregate owns and invests on a discretionary basis at least $100 million in securities of issuers not affiliated with the institution. A dealer registered under the Securities Exchange Act of 1934 (“1934 Act”), acting for its own account or the accounts of other qualified institutional buyers, that in the aggregate owns and invests on a discretionary basis at least $10 million in securities of issuers not affiliated with the dealer may also qualify as a qualified institutional buyer, as well as a 1934 Act registered dealer acting in a riskless principal transaction on behalf of a qualified institutional buyer.

The Funds’ Board of Directors is responsible for developing and establishing guidelines and procedures for determining the liquidity of Rule 144A Securities. As permitted by Rule 144A, the Board of Directors has delegated this responsibility to the Investment Manager or relevant Sub-Adviser. In making the determination regarding the

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liquidity of Rule 144A Securities, the Investment Manager or relevant Sub-Adviser will consider trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Investment Manager or relevant Sub-Adviser may consider: (1) the frequency of trades and quotes; (2) the number of dealers and potential purchasers; (3) dealer undertakings to make a market; and (4) the nature of the security and of the market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A Securities and other restricted securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

Real Estate Securities — Certain Funds may invest in equity securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments, and therefore, such Funds may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investing in REITs has the effect of requiring shareholders to pay the operating expenses of both the Fund and the REIT.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document. Such trusts run the risk of liquidating at an economically inopportune time.

Zero Coupon Securities — Certain Funds may invest in certain zero coupon securities that are “stripped” U.S. Treasury notes and bonds. These Funds also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the “interest” on payment-in-kind securities will be included in the investing Fund’s income. Accordingly, for the Fund to qualify for tax treatment as a regulated investment company and to avoid certain taxes, the Fund may be required to distribute an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

Risks of Private Investments in Public Companies — The Funds may also make private investments in public companies whose stocks are quoted on stock exchanges or which trade in the over-the-counter securities market, a type of investment commonly referred to as a “PIPE” transaction. PIPE transactions may be entered into with smaller capitalization public companies, which will entail business and financial risks comparable to those of investments in the publicly-issued securities of smaller capitalization companies, which may be less likely to be able to weather business or cyclical downturns than larger companies and are more likely to be substantially hurt by the loss of a few key personnel. In addition, PIPE transactions will generally result in a Fund acquiring either restricted stock or an instrument convertible into restricted stock. As with investments in other types of restricted securities, such an investment may be illiquid. A Fund’s ability to dispose of securities acquired in PIPE transactions may depend on the registration of such securities for resale. Any number of factors may prevent or delay a proposed

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registration. Alternatively, it may be possible for securities acquired in a PIPE transaction to be resold in transactions exempt from registration in accordance with Rule 144 under the 1933 Act, as amended, or otherwise under the federal securities laws. There can be no guarantee that there will be an active or liquid market for the stock of any small capitalization company due to the possible small number of stockholders. As a result, even if a Fund is able to have securities acquired in a PIPE transaction registered or sell such securities through an exempt transaction, the Fund may not be able to sell all the securities on short notice, and the sale of the securities could lower the market price of the securities. There is no guarantee that an active trading market for the securities will exist at the time of disposition of the securities, and the lack of such a market could hurt the market value of the Fund’s investments. For more detail, please refer to the “Restricted Securities” section of this SAI’s discussion of investment methods and risk factors.

Foreign Investment Risks — Investment in foreign securities involves risks and considerations not present in domestic investments. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC’s reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign securities markets, while growing in volume, have for the most part substantially less volume than United States securities markets, and securities of foreign companies are generally less liquid and at times their prices may be more volatile than prices of comparable United States companies. Foreign stock exchanges, brokers and listed companies generally are subject to less government supervision and regulation than in the United States. The customary settlement time for foreign securities may be longer than the customary settlement time for United States securities. A Fund’s income and gains from foreign issuers may be subject to non-U.S. withholding or other taxes, thereby reducing its income and gains. In addition, with respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect the investments of the Fund in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

Brady Bonds — Certain Funds may invest in “Brady Bonds,” which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Investors should recognize that Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt.

Some Funds invest only in collateralized Brady Bonds denominated in U.S. dollars. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

Emerging Countries — Certain Funds may invest in securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in securities in developed countries. These risks include: (1) less social, political and economic stability; (2) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (3) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (4) foreign taxation; and (5) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

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Political and Economic Risks — Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

An investment in the Fund is subject to the political and economic risks associated with investments in emerging markets. Even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of emerging market countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Fund. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by the Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Fund could lose a substantial portion of its investments in such countries. The Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.

Political Instability — Certain countries in which the Funds may invest may have vocal factions that advocate radical or revolutionary philosophies or support independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund’s investment in those countries.

Foreign Investment Restrictions — Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investments by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

Non-Uniform Corporate Disclosure Standards and Governmental Regulation — Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Such securities will not be registered with the SEC or in some cases regulators of any foreign country, nor will the issuers thereof be subject to the SEC’s reporting requirements. Thus, there will be less available information concerning foreign issuers of such securities held by Funds that invest in foreign securities than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Investment Manager or the relevant Sub-Adviser will take appropriate steps to evaluate the proposed investment, which may include interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers.

Adverse Market Characteristics — Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties

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associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Investment Manager or relevant Sub-Adviser will consider such difficulties when determining the allocation of the Fund’s assets.

Non-U.S. Withholding Taxes — A Fund’s investment income and gains from foreign issuers may be subject to non-U.S. withholding and other taxes, thereby reducing the Fund’s investment income and gains.

Currency Risk — Because certain Funds, under normal circumstances, may invest substantial portions of their assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Fund’s investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund’s holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund’s net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Funds value assets daily in terms of U.S. dollars, the Funds do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (“spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

Put and Call Options — Writing (Selling) Covered Call Options. A call option gives the holder (buyer) the “right to purchase” a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker/dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold.

Certain Funds may write (sell) “covered” call options and purchase options to close out options previously written by the Fund. In writing covered call options, the Fund expects to generate additional premium income which should serve to enhance the Fund’s total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the opinion of the Investment Manager or relevant Sub-Adviser, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

The Fund will write only covered call options. This means that the Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the “covered” option, or will segregate with its custodian, for the term of the option, cash or liquid securities having a value equal to the fluctuating market value of the optioned securities or currencies. Fund securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund’s investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do), but capable of enhancing the Fund’s total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely, retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies since it may be assigned

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an exercise notice at any time prior to the expiration of its obligations as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency.

Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Investment Manager or relevant Sub-Adviser, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the NAV per share of the Fund is computed (close of the New York Stock Exchange (“NYSE”)), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

Writing (Selling) Covered Put Options. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker/dealer through whom such option was sold, requiring him to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. Certain Funds may write American or European style covered put options and purchase options to close out options previously written by the Fund.

Certain Funds may write put options on a covered basis, which means that the Fund would either (1) segregate cash or liquid securities in an amount not less than the exercise price at all times while the put option is outstanding; (2) sell short the security or currency underlying the put option at the same or higher price than the exercise price of the put option; or (3) purchase an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Fund would generally write covered put options in circumstances where the Investment Manager or relevant Sub-Adviser wishes to purchase the underlying security or currency for the Fund’s portfolio at a price lower than the current market price of the security or currency. In such event the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Fund. In addition, the Fund, because it does not own the specific securities or currencies which it may be required to purchase in the exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

Premium Received from Writing Call or Put Options. A Fund will receive a premium from writing a put or call option, which increases such Fund’s return in the event the option expires unexercised or is closed out at a profit.

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The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

Closing Transactions. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. A Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the purchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by such Fund.

Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the Fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Purchasing Call Options. Certain Funds may purchase American or European call options. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return.

Call options may also be purchased by a Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to a Fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

As an operating policy, the Funds will purchase a put or call option only if after such purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund’s total assets. The Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. Call options may also be purchased at times to avoid realizing losses. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency with the same exercise price and expiration date as the option previously written.

Purchasing Put Options. Certain Funds may purchase put options. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. A Fund may purchase a put option on an underlying security or currency (a “protective put”) owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security’s

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market price or currency’s exchange value. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

A Fund may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

Dealer Options. Certain Funds may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction. Until the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid investments. The Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. To this extent, the Fund will treat dealer options as subject to the Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instrument accordingly.

Certain Risk Factors in Writing Call Options and in Purchasing Call and Put Options. During the option period, a Fund, as writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. The risk of purchasing a call or put option is that the Fund may lose the premium it paid plus transaction costs. If the Fund does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

An option position may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that the Fund can close out its position by effecting a closing transaction. If the Fund is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, the Fund may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market include the following: (1) insufficient trading interest in certain options; (2) restrictions on transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (4) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (5) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders. In addition, the hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets

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close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose other sanctions or restrictions.

Options on Stock Indices. Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

Risk Factors in Options on Indices. Because the value of an index option depends upon the movements in the level of the index rather than upon movements in the price of a particular security, whether the Fund will realize a gain or a loss on the purchase or sale of an option on an index depends upon the movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of the individual security. Accordingly, successful use of positions will depend upon the ability of the Investment Manager or relevant Sub-Adviser to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities in the index. If this occurred, a Fund would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses.

Price movements in Fund securities will not correlate perfectly with movements in the level of the index, and therefore, a Fund bears the risk that the price of the securities may not increase as much as the level of the index. In this event, the Fund would bear a loss on the call which would not be completely offset by movements in the prices of the securities. It is also possible that the index may rise when the value of the Fund’s securities does not. If this occurred, a Fund would experience a loss on the call which would not be offset by an increase in the value of its securities and might also experience a loss in the market value of its securities.

Unless a Fund has other liquid assets which are sufficient to satisfy the exercise of a call on the index, the Fund will be required to liquidate securities in order to satisfy the exercise.

When a Fund has written a call on an index, there is also the risk that the market may decline between the time the Fund has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell securities. As with options on securities, the Investment Manager or relevant Sub-Adviser will not learn that a call has been exercised until the day following the exercise date, but, unlike a call on securities where the Fund would be able to deliver the underlying security in settlement, the Fund may have to sell part of its securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

If a Fund exercises a put option on an index which it has purchased before final determination of the closing index value for the day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall “out-of-the-money,” the Fund will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the

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assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff time for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Trading in Futures — Certain Funds may enter into futures contracts, including stock and bond index, interest rate and currency futures (“futures” or “futures contracts”). A futures contract provides for the future sale by one party and purchase by another party of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold, and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

An example of a stock index futures contract follows. The Standard & Poor’s 500 Stock Index (“S&P 500 Index”) is composed of 500 selected common stocks, most of which are listed on the NYSE. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $950, one contract would be worth $237,500 (250 units x $950). The stock index futures contract specifies that no delivery of the actual stock making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the Fund will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the Fund enters into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $950 and the S&P 500 Index is at $954 on that future date, the Fund will gain $1,000 (250 units x gain of $4). If the Fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $950 and the S&P 500 Index is at $952 on that future date, the Fund will lose $500 (250 units x loss of $2).

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or liquid securities known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the futures commission merchant (or, in some cases, may be held on deposit directly with the futures commission merchant) in order to initiate futures trading and to maintain the Fund’s open position in futures contracts. A margin deposit is intended to ensure the Fund’s performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance,

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however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Commissions on financial futures contracts and related options transactions may be higher than those which would apply to purchases and sales of securities directly. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the Fund and other mutual funds or series of mutual funds for which the Investment Manager or relevant Sub-Adviser serves as adviser or sub-adviser, respectively. Such aggregated orders would be allocated among the Fund and such other mutual funds or series of mutual funds in a fair and non-discriminatory manner.

A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (“GNMA”) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is generally $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes, and GNMA pass-through securities and $1,000,000 for the other designated futures contracts. A public market exists in futures contracts covering a number of indices, including, but not limited to, the Standard & Poor’s 500 Index, the Standard & Poor’s 100 Index, the NASDAQ 100 Index, the Value Line Composite Index and the NYSE Composite Index.

Stock index futures contracts may be used to provide a hedge for a portion of the Fund’s portfolio, as a cash management tool, or as an efficient way for the Investment Manager or relevant Sub-Adviser to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. Stock index futures contracts are currently traded with respect to the S&P 500 Index and other broad stock market indices, such as the NYSE Composite Stock Index and the Value Line Composite Stock Index. The Fund may, however, purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the Fund’s portfolio successfully, the Fund must sell futures contracts with respect to indices or sub-indices whose movements will have a significant correlation with movements in the prices of the Fund’s securities.

Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. In this regard, the Fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange, and the Kansas City Board of Trade. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”). Futures are traded in London at the London International Financial Futures Exchange, in Paris at the MATIF and in Tokyo at the Tokyo Stock Exchange. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Fund’s objectives in these areas.

Certain Risks Relating to Futures Contracts and Related Options. There are special risks involved in futures transactions.

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Volatility and Leverage. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract cash or liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

Liquidity. The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The Fund would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions. The Fund may close its positions by taking opposite positions which would operate to terminate the Fund’s position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. For example, stock index futures contracts can currently be purchased or sold with respect to the S&P 500 Index on the Chicago Mercantile Exchange, the NYSE Composite Stock Index on the New York Futures Exchange and the Value Line Composite Stock Index on the Kansas City Board of Trade. Although the Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, the Fund would continue to hold securities subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of the securities, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or market trends. There are several risks in connection with the use by the Fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures and movements in the prices of the underlying instruments which are the subject of the hedge. The Investment Manager or relevant Sub-Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund’s underlying instruments sought to be hedged.

Successful use of futures contracts by the Fund for hedging purposes is also subject to the Investment Manager’s or relevant Sub-Adviser’s ability to correctly predict movements in the direction of the market. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Fund’s portfolio might

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decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Investment Manager believes that over time the value of the Fund’s portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that if the Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it had hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close future contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Investment Manager or relevant Sub-Adviser might not result in a successful hedging transaction over a very short time period.

Certain Risks of Options on Futures Contracts. The Fund may seek to close out an option position by writing or buying an offsetting option covering the same index, underlying instruments, or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders.

Regulatory Limitations. The Funds will engage in transactions in futures contracts and options thereon only for bona fide hedging, yield enhancement and risk management purposes.

The Funds intend to conduct their operations in compliance with CFTC Rule 4.5 under the Commodity Exchange Act in order to avoid regulation by the CFTC as a commodity pool. Pursuant to CFTC Rule 4.5, the Funds are not subject to regulation as commodity pools so long as they are investment companies registered under the 1940 Act. An exclusion from the definition of a commodity pool operator has been claimed.

To the extent necessary to comply with applicable regulations, in instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Fund, an amount of cash or liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified in an account on the books of the Fund or with the Fund’s custodian to cover the position, or alternative cover will be employed.

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In addition, CFTC regulations may impose limitations on the Funds’ ability to engage in certain yield enhancement and risk management strategies. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Funds would comply with such new restrictions.

Forward Currency Contracts and Related Options. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Depending on the investment policies and restrictions applicable to a Fund, a Fund will generally enter into forward foreign currency exchange contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when the Investment Manager or relevant Sub-Adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

The Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. The Funds, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Fund’s portfolio securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward contract on such securities) provided the excess amount is “covered” by liquid securities, denominated in any currency, at least equal at all times to the amount of such excess. For these purposes the securities or other assets to which the forward contracts relate may be securities or assets denominated in a single currency, or where proxy forwards are used, securities denominated in more than one currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Investment Manager and relevant Sub-Advisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign

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currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, the Fund may use liquid securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Funds dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Funds reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Funds are not required to enter into forward contracts with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by the Investment Manager or relevant Sub-Adviser. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Purchase and Sale of Currency Futures Contracts and Related Options. As noted above, a currency futures contract sale creates an obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is fixed at the point of sale.

Short Sales — The Funds may make short sales “against the box” in which a Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of a Fund’s net assets be in deposits on short sales against the box. If a Fund makes a short sale, the Fund does not immediately deliver from its own account the securities sold and does not receive the proceeds from the sale. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Fund is said to have a “short position” in securities sold until it delivers them to the broker at which time it receives the proceeds of the sale.

Short sales by a Fund that are not made “against the box” create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest

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the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Investment Manager or relevant Sub-Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

In the view of the Commission, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act unless the sale is “against the box” and the securities sold short (or securities convertible into or exchangeable for such securities) are segregated or unless a Fund’s obligation to deliver the securities sold short is “covered” by segregating with the Custodian cash, U.S. government securities or other liquid assets in an amount equal to the difference between the market value of the securities sold short and any collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the short sale proceeds, cash, U.S. government securities or other liquid assets deposited with the broker and segregated with the Custodian may not at any time be less than the market value of the securities sold short. Each Fund will comply with these requirements.

Swaps, Caps, Floors and Collars — Certain Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Fund’s investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include interest rate caps under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Funds, the obligations of the parties would be exchanged on a “net basis.” Consequently, the Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party to the agreement (the “net amount”). The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

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Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Investment Manager or relevant Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit a Fund’s ability to use swap agreements. The swaps market is largely unregulated.

The Funds will enter swap agreements only with counterparties that the Investment Manager or relevant Sub-Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Spread Transactions — Certain Funds may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Funds in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

Hybrid Instruments — Hybrid Instruments combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument (“Hybrid Instruments”). Often these Hybrid Instruments are indexed to the price of a commodity or particular currency or a domestic or foreign debt or equity securities index. Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. The risks of investing in Hybrid Instruments reflect a combination of the risks from investing in securities, futures and currencies, including volatility and lack of liquidity. Please refer to the discussion of futures and forward contracts in this Statement of Additional Information for a discussion of these risks. The prices of the Hybrid Instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market or in a private transaction between a Fund and the seller of the Hybrid Instrument, the creditworthiness of the contract party to the transaction would be a risk factor which the Fund would have to consider. Hybrid Instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Lending of Portfolio Securities — For the purpose of realizing additional income, the Funds may make secured loans of Fund securities amounting to not more than 33 1/3% of its total assets. Securities loans are made to broker/dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other liquid collateral as may be permitted under its investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to persons deemed by the Investment

22

Manager or relevant Sub-Adviser to be of good standing and will not be made unless, in the judgment of the Investment Manager or relevant Sub-Adviser, the consideration to be earned from such loans would justify the risk.

Leverage — Certain Funds may use leverage. Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the NAV of a Fund’s shares and in the yield on a Fund’s portfolio. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Since any decline in value of a Fund’s investments will be borne entirely by the Fund’s shareholders (and not by those persons providing the leverage to the Fund), the effect of leverage in a declining market would be a greater decrease in NAV than if the Fund were not so leveraged. Leveraging will create interest and other expenses for a Fund, which can exceed the investment return from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund’s investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of the Fund will be less than if leveraging were not used.

Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund’s holdings may be disadvantageous from an investment standpoint.

Short-Term Instruments — When the Funds experience large cash inflows through the sale of securities and desirable equity securities that are consistent with the Funds’ investment objectives are unavailable in sufficient quantities or at attractive prices, the Funds may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of: (1) short-term obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or by any of the states; (2) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody’s or, if unrated, of comparable quality in the opinion of the Investment Manager or relevant Sub-Adviser; (3) commercial paper; (4) bank obligations, including negotiable certificates of deposit, time deposits and bankers’ acceptances; and (5) repurchase agreements. At the time the Funds invest in commercial paper, bank obligations, or repurchase agreements, the issuer or the issuer’s parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody’s or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody’s, or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Investment Manager or relevant Sub-Adviser.

U.S. Government Obligations — The Funds may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Funds may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

Investment Restrictions

Each of the Funds operates within certain fundamental policies. These fundamental policies may not be changed without the approval of the lesser of (1) 67% or more of a Fund’s shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (2) more than 50% of a Fund’s outstanding voting shares. Other restrictions in the form of operating policies are subject to change by a Fund’s Board of Directors without shareholder approval; however, should any Fund with a name subject to Rule 35d-1 under the 1940 Act, change its policy of investing in at least 80% of its assets in the type of investment suggested by that Fund’s name, the Fund will provide shareholders at least 60 days’ notice prior to making the change, or such other period as is required by applicable law, as interpreted or modified by a regulatory authority having jurisdiction from time to time. Any invest-

23

ment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowing by, a Fund. Calculation of a Fund’s total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the Fund’s prospectus or Statement of Additional Information will not include cash collateral held in connection with the Fund’s securities lending activities.

Fundamental Policies — The fundamental policies of the Funds are:

1.
Percent Limit on Assets Invested in Any One Issuer Not to invest more than 5% of its total assets in the securities of any one issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies and instrumentalities), provided that this limitation applies only with respect to 75% of the Fund’s total assets. (This fundamental policy number one does not apply to the Large Cap Value Fund , Large Cap Value Institutional Fund, or the Large Cap Concentrated Growth Fund.)

2.
Percent Limit on Share Ownership of Any One Issuer Not to purchase a security if, as a result, with respect to 75% of the value of the Fund’s total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Fund (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities). (This fundamental policy number two does not apply to the Large Cap Value Fund , Large Cap Value Institutional Fund, or the Large Cap Concentrated Growth Fund.)

3.
Underwriting Not to act as underwriter of securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities.

4.
Industry Concentration Not to invest in an amount equal to 25% or more of the Fund’s total assets in a particular industry (other than securities of the U.S. government, its agencies or instrumentalities).

5.
Real Estate Not to purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

6.	Commodities Not to purchase or sell physical commodities, except that a Fund may enter into futures contracts and options thereon.

7.
Loans Not to lend any security or make any other loan if, as a result, more than 33 1/3% of a Fund’s total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objectives and policies or (ii) by engaging in repurchase agreements with respect to portfolio securities.

8.	Borrowing Not to borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

9.
Senior Securities Not to issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. (A “senior security” generally is an obligation of the Fund that has a claim to the Fund’s assets or earnings that takes precedence over the claims of the Fund’s shareholders.)

For the purposes of Fundamental Policies two and four above, each governmental subdivision, i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia shall be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. In the case of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user, then such non-governmental user will be deemed to be

24

 the sole issuer. If an industrial development bond or government issued security is guaranteed by a governmental or other entity, such guarantee would be considered a separate security issued by the guarantor.

For the purpose of Fundamental Policy four, industries are determined by reference to the classifications of industries set forth in the Funds’ semiannual and annual reports.

For the purpose of Fundamental Policy eight, if at any time the amount of total Fund assets less all liabilities and indebtedness (but not including the Fund’s borrowings) (“asset coverage”) is less than an amount equal to 300% of any such borrowings, the Fund will reduce its borrowings within three days (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations so that such asset coverage is again equal to 300% or more.

For the purposes of Fundamental Policies eight and nine, the term “as permitted under the 1940 Act” indicates that, unless otherwise limited by non-fundamental policies, the Funds can borrow and issue senior securities to the extent permitted by the 1940 Act and interpretations thereof, and that no further action generally would be needed to conform the borrowing and senior securities policies of the Funds to future change in the 1940 Act and interpretations thereof.

Operating Policies — The operating policies of the Funds are:

1.	Loans The Funds may not lend assets other than securities to other parties. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

2.
Borrowing The Funds may not borrow money or securities for any purposes, except that borrowing up to 10% of the Fund’s total assets from commercial banks is permitted for emergency or temporary purposes. Alpha Opportunity Fund does not anticipate that it will borrow for the purpose of investing in securities, but may borrow up to 5% of the Fund’s total assets from commercial banks for emergency or temporary purposes.

3.
Options The Funds may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options and options on futures, provided that a call or put may be purchased only if after such purchase, the value of all call and put options held by a Fund will not exceed 5% of the Fund’s total assets. The Funds may write only covered put and call options.

4.	Oil and Gas Programs The Funds may not invest in oil, gas, or mineral leases or other mineral exploration, or development of programs.

5.
Investment Companies Except in connection with a merger, consolidation, acquisition, or reorganization, the Funds may not invest in securities of other investment companies, except in compliance with the 1940 Act, and the rules thereunder.

6.	Control of Portfolio Companies The Funds may not invest in companies for the purpose of exercising management or control.

7.
Short Sales The Funds, except Large Cap Value Fund, Large Cap Value Institutional Fund and Alpha Opportunity Fund, may not sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

8.
Margins The Funds do not intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

9.
Liquidity The Funds may invest up to 15% of their net assets in illiquid securities, which are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund was valuing the security.

For the purposes of Operating Policy two above, the policy on borrowing is not intended to limit the ability to pledge assets to the extent permitted under the 1940 Act.

25

Disclosure of Portfolio Holdings

It is the policy of the Funds to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about their portfolio holdings. The Funds’ service providers, to which the Funds may disclose non-public information about portfolio holdings, are required to comply with this policy. No information concerning the portfolio holdings of any Fund may be disclosed to any unaffiliated third party, except as provided below. The policy does not require a delay between the date of the information and the date on which the information is disclosed; however, recipients of non-public information will be subject to a confidentiality agreement and/or other restrictions on the use and dissemination of non-public portfolio holdings information as described in more detail below. The Board has adopted formal procedures governing compliance with this policy.

A Fund or its duly authorized service providers may publicly disclose holdings of the Fund in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. A summary or list of a Fund’s completed purchases and sales may be made available only after the public disclosure of its portfolio holdings.

The Funds publish a complete list of their month-end portfolio holdings on their website at www.rydex-sgi.com generally within one to two days after the end of each calendar month. Such information will remain online for four months, or as required by law. The day following such publication, the information is deemed to be publicly disclosed for the purposes of the policies and procedures adopted by the Funds. A Fund may then forward the information to investors, consultants and others at their request.

Numerous mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper, and due diligence departments of broker/dealers and wirehouses regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes, including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the Funds by these services and departments, the Funds may at any time as deemed necessary, consistent with its policies and procedures, distribute (or authorize its service providers to distribute) the Funds’ securities holdings to such services and departments before their public disclosure is required or authorized, provided that: (1) the recipient does not distribute the portfolio holdings to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling the Funds (or any other fund that invests in one of the Funds) before the portfolio holdings become public information, and (2) the recipient signs a written confidentiality agreement, which includes provisions that require the recipient to limit access to such information only to its employees who are subject to a duty not to trade on non-public information. Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed.

The Funds also may disclose portfolio holdings information on an ongoing basis to certain service providers of the Funds and others, who either by agreement or because of their respective duties to the Funds are required to maintain the confidentiality of the information disclosed. The Funds’ service providers and others who generally are provided such information in the performance of their contractual duties and responsibilities may include the Funds’ custodians, Investment Manager and S ub- A dviser(s), administrators, independent registered public accountants, attorneys, officers and directors, and each of their respective affiliates. At this time, the following entities receive this information on a daily basis: Factset (an analytical system used for portfolio attribution and performance); UMB Bank, N.A. and State Street Bank and Trust Company (the Funds’ custodian banks); Interactive Data and Loan Pricing Corporation (the Funds’ pricing services); InvestOne (Sungard) (the Funds’ accounting system); and Mainstream Investment Advisers (sub-adviser to the Alpha Opportunity Fund ).

Neither the Funds nor their service providers receive any compensation from such services and departments. Subject to such departures as the Funds’ chief compliance officer (“CCO”) believes reasonable and consistent with protecting the confidentiality of the Funds’ portfolio information, each confidentiality agreement should generally provide that, among other things: the portfolio information is the confidential property of the respective Fund (and its service providers, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement, and upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information.

26

Only the Board or CCO may authorize disclosure of the Funds’ securities holdings. In addition to the Board, the CCO may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information and waive certain requirements. To the extent required by law, the CCO reports to the Board any violations of the Funds’ policies and procedures on disclosure of portfolio holdings.

Any disclosure of the Funds’ securities holdings must serve a legitimate business purpose of the Funds and must be in the best interest of the Funds’ shareholders. In making such a determination, the CCO must conclude that the anticipated benefits and risks to the Funds and their shareholders justify the purpose of the disclosure. A further determination must be made to ensure that any conflicts of interest between the Funds, their shareholders, and any third party are resolved prior to disclosure. The Funds reserve the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Funds’ policy and any applicable confidentiality agreement. Neither the Funds nor the Investment Manager receive any compensation or other consideration in connection with these arrangements.

As an oversight procedure, the CCO reports all arrangements to disclose portfolio holdings information to the Funds’ Board of Directors on a periodic basis. If the Board determines that any such arrangement is or would be inappropriate, the Funds will promptly terminate the disclosure arrangement.

Management of the Funds

Board Responsibilities  — The management and affairs of each of Security Large Cap Value Fund, Security Equity Fund and Security Mid Cap Growth Fund are overseen by its Board of Directors under the laws of the State of Kansas and the 1940 Act. The Board is responsible for overseeing the management and affairs of the Funds. The Board has considered and approved contracts, as described below, under which certain companies provide essential management and administrative services to each of Security Large Cap Value Fund, Security Equity Fund and Security Mid Cap Growth Fund. The day-to-day business of the Funds, including the day-to-day management of risk, is performed by third-party service providers, primarily the Investment Manager, Rydex Distributors, LLC (the “Distributor”) and, as applicable, a Sub-Advisor. The Board is responsible for overseeing the Funds' service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of each of the Funds. The Board oversees the risk management of the Funds' operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of each of the Funds and their service providers, including in particular the Funds’ Chief Compliance Officer, and their independent accountants. The Board and, with respect to identified risks that relate to its purpose, the Audit Committee, oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

Under the oversight of the Board, the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of each of the Funds and to lessen the probability of the occurrence of such risks and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the business of each of the Funds and, consequently, for managing the risks associated with that activity.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to seek to achieve each Fund's investment objective, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of each Fund's investment management and business affairs are carried out by or through the Investment Manager, Distributor and other service providers, including, as applicable, a Sub-Advisor, each of which has an independent interest in risk management, which interest could differ from or conflict with that of each of Security Large Cap Value Fund, Security Equity Fund and Security Mid Cap Growth Fund. As a result of the foregoing and other factors, the Board's risk management oversight is subject to limitations.

Directors and Officers  — The Chairman of the Board of Directors, Richard M. Goldman, is an “interested person,” as that term is defined by the 1940 Act, of each of Security Large Cap Value Fund, Security Equity Fund and Security Mid Cap Growth Fund. Donald A. Chubb, Jr. who is not an interested person of each of Security Large

27

Cap Value Fund, Security Equity Fund and Security Mid Cap Growth Fund serves as its Lead Independent Director. The Board has determined that the leadership structure of each of Security Large Cap Value Fund, Security Equity Fund and Security Mid Cap Growth Fund is appropriate given its specific characteristics and circumstances; in particular, the Board has considered that the Independent Directors constitute a substantial majority of the Board and are advised by independent counsel experienced in 1940 Act matters, and the role of the Lead Independent Director is to act as a liaison between the Independent Directors and management and promote the open flow of information and views between Fund management and the Independent Directors. In addition, the Board considered   the benefits of having the Board meetings run by a member of management who is immersed in the Funds' business   on a day-to-day basis and is a mutual fund industry participant. The Board also considered that the current structure   and processes for developing Board meeting agendas and conducting Board meetings results in full and constructive discussions of Fund business that focus the Directors on important issues facing the Funds.

Name, Address and Age	Position(s) held with the Funds	Term of Office and Length of Time Served1	Principal Occupation(s) during the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Independent Directors
Donald A. Chubb, Jr. One Security Benefit Place Topeka, KS 66636-0001 (DOB 12/14/46)	Director	Since 1994	Current: Business broker, Griffith & Blair Realtors.	3 0	None
Harry W. Craig, Jr. One Security Benefit Place Topeka, KS 66636-0001 (DOB 5/11/39)	Director	Since 2004	Current: Chairman, CEO, Secretary and Director, The Martin Tractor Company, Inc.	3 0	None
Penny A. Lumpkin One Security Benefit Place Topeka, KS 66636-0001 (DOB 8/20/39)	Director	Since 1993	Current: Partner, Vivian’s Gift Shop (Corporate Retail); Vice President, Palmer Companies, Inc. (Small Business and Shopping Center Development); PLB (Real Estate Equipment Leasing).	3 0	None
Maynard F. Oliverius One Security Benefit Place Topeka, KS 66636-0001 (DOB 12/18/43)	Director	Since 1998	Current: President and Chief Executive Officer, Stormont-Vail HealthCare.	3 0	None
Jerry B. Farley One Security Benefit Place Topeka, KS 66636-0001 (DOB 9/20/46)	Director	Since 2005	Current: President, Washburn University.	3 0	Westar Energy, Inc. and CoreFirst Bank and Trust
Directors who are “Interested Persons”2
Richard M. Goldman Six Landmark Square Stamford, CT 06901 (DOB 3/4/61)	Director, President, and Chairman of the Board	Since 2008
Current: Senior Vice President, Security Benefit Corporation; CEO, Security Benefit Asset Management Holdings, LLC; CEO, President & Manager Representative , Security Investors, LLC; CEO & Manager, Rydex Holdings, LLC; CEO, President, &   Manager , Rydex Distributors, LLC ; Manager , Rydex Fund Services, LLC; and President & Trustee, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust

Director, First Security Benefit Life Insurance   Company (2007–2010); President & Director, Security Global Investors (2010–2011); CEO & Director, Rydex Advisors, LLC & Rydex Advisor II, LLC (2010); and Director, Security Distributors, Inc. (2007-2009). Managing Member, RM Goldman Partners, LLC (2006-2007). President and CEO, ForstmannLeff (2003-2005).
				3 0	Rydex Series Funds (60); Rydex ETF Trust (25); Rydex Dynamic Funds (8); Rydex Variable Trust (58)
1    Directors serve until the next annual meeting or their successors are duly elected and qualified.
2    This director is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

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Name, Address and Age	Position(s) held with the Funds	Term of Office and Length of Time Served1	Principal Occupation(s) during the Past 5 Years
Officers
Mark P. Bronzo One Security Benefit Place Topeka, KS 66636-0001 (DOB 11/1/60)	Vice President	Since 2008	Current: Portfolio Manager, Security Investors, LLC. Managing Director and Chief Compliance Officer, Nationwide Separate Accounts LLC. (2003-2008)
Keith A . Fletcher One Security Benefit Place Topeka, KS 66636-0001 (DOB 02/18/58 )	Vice President	Since 20 10
Current:   Senior Vice President, Security Investors, LLC; Vice President, Rydex Holdings, LLC; Vice President, Rydex Specialized Products, LLC; Vice President, Rydex Distributors, LLC; Vice President, Rydex Fund Services, LLC; Vice President and Director, Advisor Research Center, Inc.; and Vice President, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust

Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); and Vice President, Rydex Advisors II, LLC (2010)

Joanna M. Haigney Catalucci One Security Benefit Place Topeka, KS 66636-0001 (DOB 10/10/1966)	Chief Compliance Officer	Since 2010
Current: Chief Compliance Officer & Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President & Chief Compliance Officer, Security Investors, LLC

Senior Vice President, Security Global Investors, LLC (2010-2011); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC & Rydex Advisors II, LLC (2010)

Nikolaos Bonos One Security Benefit Place Topeka, KS 66636-0001 (DOB 05/30/1963)	Treasurer	Since 2010
Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer  & Manager, Rydex Specialized Products, LLC; Chief Executive Officer  & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Vice President & Treasurer, Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust; and Vice President, Security Benefit Asset Management Holdings, LLC

Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC

Joseph M. Arruda One Security Benefit Place Topeka, KS 66636-0001 (DOB 09/05/1966)	Assistant Treasurer	Since 2010
Current: Vice President, Security Investors, LLC; Chief Financial Officer & Manager, Rydex Specialized Products, LLC; and Assistant Treasurer, Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF Trust; and Rydex Variable Trust

Vice President, Security Global Investors, LLC (2010-2011); and Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010)

Amy J. Lee One Security Benefit Place Topeka, KS 66636-0001 (DOB 6/5/61)	Secretary and Vice President	Since 1987 (Secretary) Since 2007 (Vice President)
Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary  & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Assistant Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc. , Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Senior Vice President & Secretary, Security Global Investors, LLC (2007-2011); Senior Vice President & Secretary, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010); and Director, Brecek & Young Advisors, Inc. (2004-2008)

Mark A. Mitchell One Security Benefit Place Topeka, KS 66636-0001 (DOB 8/24/64)	Vice President	Since 2003	Current: Portfolio Manager, Security Investors, LLC Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2003 -2010 )
Joseph C. O’Connor One Security Benefit Place Topeka, KS 66636-0001 (DOB 7/15/60)	Vice President	Since 2008	Current: Portfolio Manager, Security Investors, LLC. Managing Director, Nationwide Separate Accounts LLC. (2003-2008)

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Name, Address and Age	Position(s) held with the Funds	Term of Office and Length of Time Served1	Principal Occupation(s) during the Past 5 Years
Daniel W. Portanova One Security Benefit Place Topeka, KS 66636-0001 (DOB 10/2/60)	Vice President	Since 2008	Current: Portfolio Manager, Security Investors, LLC. Managing Director, Nationwide Separate Accounts LLC. (2003-2008)
James P. Schier One Security Benefit Place Topeka, KS 66636-0001 (DOB 12/28/57)	Vice President	Since 1998	Current: Senior Portfolio Manager, Security Investors, LLC Vice President & Senior Portfolio Manager, Security Benefit Life Insurance Company (1998 -2010 )
David G. Toussaint One Security Benefit Place Topeka, KS 66636-0001 (DOB 10/10/66)	Vice President	Since 2005	Current: Portfolio Manager, Security Investors, LLC. Assistant Vice President and Portfolio Manager, Security Benefit Life Insurance Company. (2005-2009)
1 Officers serve until the next annual meeting or their successors are duly elected and qualified.

The directors and officers of the Funds hold identical offices in each of the other Funds managed by the Investment Manager.

Committees

Audit Committee — The Board of Directors has an Audit Committee, the purpose of which is to meet with the independent registered public accountants, to review the work of the auditors, and to oversee the handling by the Investment Manager of the accounting functions for the Funds. The Audit Committee consists of the following independent directors: Messrs. Chubb, Craig, Farley and Oliverius and Ms. Lumpkin. The Audit Committee held two meetings during the fiscal year ended September 30, 20 10

Contract Renewal Committee  — The Board of Directors has a Contract Renewal Committee, the purpose of which is to meet in advance of the annual contract renewal meeting and review relevant information before voting on whether to renew a Fund's investment advisory agreements. The Committee also considers whether additional information should be requested from management in connection with the annual review of the Funds' advisory agreements. The Contract Renewal Committee consists of the following independent directors: Messrs. Craig, Chubb, Farley and Oliverius and Ms. Lumpkin. The Committee met once during the fiscal year ended September 30, 2010.

Nominating Committee — The Board of Directors has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill i ndependent d irector vacancies on the Board. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Funds’ Secretary. Any such shareholder nomination should include, at a minimum, the following information as to each individual proposed for nominations as director: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a director (if elected) and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations. The Nominating Committee consists of Messrs. Chubb and Oliverius and Ms. Lumpkin. The Nominating Committee held no meetings during the fiscal year ended September 30, 20 10 .

Remuneration of Directors and Others

The Funds pay each of their directors, except those directors who are “interested persons” of the Funds,  an annual retainer of $32,000 and a fee of $6,000 per meeting, plus reasonable travel costs, for each meeting of the board attended. In addition, certain directors who are members of the Funds’ joint audit committee receive a fee of $3,500 per meeting and reasonable travel costs for each meeting of the Funds’ audit committee attended and $2,500 per any telephone board meeting for which there is an agenda, minutes , and a duration of one hour or

30

more. Each Fund pays proportionately its respective share of independent directors’ fees, audit committee fees and travel costs based on relative net assets.

The Investment Manager compensates its officers and directors who may also serve as officers or directors of the Funds. The Funds do not pay any fees to, or reimburse expenses of, directors who are considered “interested persons” of the Funds. The aggregate compensation paid by the Funds to each of the directors during the fiscal year ended September 30, 2010, and the aggregate compensation paid to each of the independent directors during the fiscal year ended September 30, 20 10 by five of the registered investment companies to which the Investment Manager provides investment advisory services (collectively, the Funds”), are set forth below. Each of the directors is a director of each of the other registered investment companies in the Funds.

Names of Independent Directors of the Fund	Aggregate Compensation			Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds
	Security Large Cap Value Fund	Security Equity Fund	Security Mid Cap Growth Fund
Donald A. Chubb, Jr.	$ 1,131	$ 38,486	$1, 718	$0	$0	$ 92,000
Harry W. Craig, Jr.	1,131	38,486	1, 718	0	0	92,000
Penny A. Lumpkin	1,131	38,486	1, 718	0	0	92,000
Maynard F. Oliverius	1,131	38,486	1, 718	0	0	92,000
Jerry B. Farley	1,087	37,064	1, 648	0	0	88,500

Names of Directors who are “Interested Persons” of the Fund	Aggregate Compensation			Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds
	Security Large Cap Value Fund	Security Equity Fund	Security Mid Cap Growth Fund
Richard M. Goldman	$0	$0	$0	$0	$0	$0

Principal Holders of Securities

On January  5   20 11 , the Funds’ officers and directors (as a group) beneficially owned less than 1% of the total outstanding shares of Alpha Opportunity Fund (Class A), Global Fund (Class A), Large Cap Core Fund (Class A), Large Cap Concentrated Growth Fund (Class A), Large Cap Value Fund (Class A), Mid Cap Growth Fund (Class A), Mid Cap Value Fund (Class A) and Small Cap Growth Fund (Class A) . As of January  5 , 201 1 , the Funds’ officers and directors (as a group) beneficially owned 2.58% of the total outstanding shares of Large Cap Value Institutional Fund, 6.97% of the total outstanding Institutional Class shares of Alpha Opportunity Fund, 1.75% of the total outstanding shares of Global Institutional Fund, 2.58% of the total outstanding shares of Large Cap Value Institutional Fund, and 1.44% of the total outstanding Class A shares of Small Cap Value Fund.

As indicated in the table below, Security Benefit Corporation’s (“SBC”) percentage ownership of All Cap Value Fund Class C and Institutional Class, Alpha Opportunity Fund Institutional Class, Global Institutional Fund, Large Cap Value Institutional Fund, and Small Cap Value Fund Class C and Institutional Class may permit SBC to effectively control the outcome of any matters submitted to a vote of shareholders of the Fund. SBC is incorporated under the laws of Kansas. SBC is controlled by Guggenheim SBC Holdings, LLC, a Delaware limited liability company located at 135 East 57th Street, 6th Floor, New York, NY 10022.

Since All Cap Growth Fund had not commenced operations as of January 30, 2010, there are no principal holders of securities for the Fund.

As of January  5 , 20 11 , the following entities owned, of record and beneficially unless otherwise indicated, 5% or more of a class of a Fund’s outstanding securities:

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Name of Shareholder	Fund Owned	Class Owned	Percentage Owned
Security Benefit Corporation One Security Benefit Place Topeka, KS 66636	All Cap Value	Class A	19%
	All Cap Value	Class C	34%
	All Cap Value	Institutional	94%
	Small Cap Value	Class A	8%
	Small Cap Value	Class C	33%
	Small Cap Value	Institutional	73%
Security Benefit Corporation (of record only) One Security Benefit Place Topeka, KS 66636	Alpha Opportunity	Institutional	100%
	Global Institutional	N/A	100%
	Large Cap Concentrated Growth	Class A	5%
	Large Cap Value Institutional	N/A	100%
	Mid Cap Growth	Class A	6%
	Small Cap Growth	Class A	12%
Security Benefit Life Insurance Company (of record only) One Security Benefit Place Topeka, KS 66636	Alpha Opportunity	Class C	12%
	Global	Class A	6%
	Global	Class C	20%
	Large Cap Concentrated Growth	Class C	24%
	Large Cap Core	Class A	11%
	Large Cap Core	Class C	20%
	Large Cap Value	Class A	18%
	Large Cap Value	Class C	11%
	Mid Cap Growth	Class C	10%
	Small Cap Growth	Class C	29%
Charles Schwab & Co Inc (of record only) 101 Montgomery Street San Francisco, CA 94104	Mid Cap Value Institutional	N/A	29%
Equitable Trust Company (of record only) 4400 Harding Road Suite 310 Nashville, TN 37205	Mid Cap Value Institutional	N/A	6%
First Clearing Corporation (of record only) 7200 E 130th Street Grandview, MO 64030	Large Cap Value	Class C	6%
MLPF&S Inc. (of record only) 4800 Deer Lake Drive E Jacksonville, FL 32246	Mid Cap Value	Class C	25%
	Mid Cap Value Institutional	N/A	40%
	Small Cap Value	Class C	7%
	Small Cap Value	Institutional	27%
Mulkey, Roger D. 2605 Manchester Drive Bryan, TX 77802	Alpha Opportunity	Class C	5%
National Financial Services, LLC CF Fidelity Brokerage Services, LLC (of record only) One Bellevue Center 411 108th Avenue NE Bellevue, WA 98004	Mid Cap Value Institutional	N/A	11%
Pershing, LLC (of record only) PO Box 2052 Jersey City, NJ 07303	All Cap Value	Class C	7%
	Alpha Opportunity	Class C	5%

32

Name of Shareholder	Fund Owned	Class Owned	Percentage Owned
Prudential Inv Management (of record only) 100 Mulberry Street Newark, NJ 07102	Mid Cap Value	Class A	21%
Rydex | STI All-Asset Moderate Strategy Fund 806 King Farm Boulevard, Suite 600 Rockville, MD 20850	Large Cap Concentrated Growth	Class A	7%
UMB Bank NA Custodian (fbo Maynard Oliverius) 3922 SW Clarion Park Drive Topeka, KS 66610	Small Cap Value	Class A	5%
UMB Bank NA Custodian (fbo Kathy Hemphill Walker) PO Box 27846 Panama City, FL 32411	Alpha Opportunity	Class B	6%
UMB Bank NA Custodian (of record only) Security Financial Resources 5801 SW 6th Street Topeka, KS 66636	Small Cap Value	Class A	31%
	All Cap Value	Class A	8%
	Mid Cap Growth	Class A	13%
	Global	Class A	48%
	Large Cap Concentrated Growth	Class A	8%
	Large Cap Value	Class A	13%
	Alpha Opportunity	Class A	52%
	Small Cap Growth	Class A	34%

Directors’ Ownership of Securities

As of December 31, 20 10 , the Directors of the Funds beneficially owned shares of the Funds in the dollar ranges set forth below and also beneficially owned shares of other mutual funds in the family of mutual funds overseen by the Directors in the dollar ranges set forth below:

Name of Director	Name of Fund	Dollar Range of Equity Securities in Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Donald A. Chubb, Jr.	Security Large Cap Value Fund	None	$50,001-$100,000
	Security Large Cap Value Fund, Large Cap Value Institutional Fund	None
	Security Equity Fund, Large Cap Core Fund	None
	Security Equity Fund, All Cap Growth Fund	N/A
	Security Equity Fund, All Cap Value Fund	None
	Security Equity Fund, Alpha Opportunity Fund	None
	Security Equity Fund, Global Fund	None
	Security Equity Fund, Global Institutional Fund	$10,001-$50,000
	Security Equity Fund, Mid Cap Value Fund	None
	Security Equity Fund, Mid Cap Value Institutional Fund	$10,001-$50,000
	Security Equity Fund, Large Cap Concentrated Growth Fund	None
	Security Equity Fund, Small Cap Growth Fund	$1-$10,000
	Security Equity Fund, Small Cap Value Fund	None
	Security Mid Cap Growth Fund	$10,001-$50,000

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Name of Director	Name of Fund	Dollar Range of Equity Securities in Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Harry W. Craig, Jr.	Security Large Cap Value Fund	None	Over $100,000
	Security Large Cap Value Fund, Large Cap Value Institutional Fund	None
	Security Equity Fund, Large Cap Core Fund	None
	Security Equity Fund, All Cap Growth Fund	N/A
	Security Equity Fund, All Cap Value Fund	None
	Security Equity Fund, Alpha Opportunity Fund	None
	Security Equity Fund, Global Fund	None
	Security Equity Fund, Global Institutional Fund	None
	Security Equity Fund, Mid Cap Value Fund	Over $100,000
	Security Equity Fund, Mid Cap Value Institutional Fund	None
	Security Equity Fund, Large Cap Concentrated Growth Fund	None
	Security Equity Fund, Small Cap Growth Fund	None
	Security Equity Fund, Small Cap Value Fund	Over $100,000
	Security Mid Cap Growth Fund	None
Penny A. Lumpkin	Security Large Cap Value Fund	$1-$10,000	Over $100,000
	Security Large Cap Value Fund, Large Cap Value Institutional Fund	None
	Security Equity Fund, Large Cap Core Fund	$10,001-$50,000
	Security Equity Fund, All Cap Growth Fund	N/A
	Security Equity Fund, All Cap Value Fund	None
	Security Equity Fund, Alpha Opportunity Fund	None
	Security Equity Fund, Global Fund	$10,001-$50,000
	Security Equity Fund, Global Institutional Fund	None
	Security Equity Fund, Mid Cap Value Fund	$10,001-$50,000
	Security Equity Fund, Mid Cap Value Institutional Fund	None
	Security Equity Fund, Large Cap Concentrated Growth Fund	$1-$10,000
	Security Equity Fund, Small Cap Growth Fund	None
	Security Equity Fund, Small Cap Value Fund	None
	Security Mid Cap Growth Fund	$1-$10,000
Maynard F. Oliverius	Security Large Cap Value Fund	None	Over $100,000
	Security Large Cap Value Fund, Large Cap Value Institutional Fund	None
	Security Equity Fund, Large Cap Core Fund	None
	Security Equity Fund, All Cap Growth Fund	N/A
	Security Equity Fund, All Cap Value Fund	None
	Security Equity Fund, Alpha Opportunity Fund	None
	Security Equity Fund, Global Fund	None
	Security Equity Fund, Global Institutional Fund	None
	Security Equity Fund, Mid Cap Value Fund	Over $100,000
	Security Equity Fund, Mid Cap Value Institutional Fund	None
	Security Equity Fund, Large Cap Concentrated Growth Fund	None
	Security Equity Fund, Small Cap Growth Fund	None
	Security Equity Fund, Small Cap Value Fund	Over $100,000
	Security Mid Cap Growth Fund	None

34

Name of Director	Name of Fund	Dollar Range of Equity Securities in Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Jerry B. Farley	Security Large Cap Value Fund	None	Over $100,000
	Security Large Cap Value Fund, Large Cap Value Institutional Fund	None
	Security Equity Fund, Large Cap Core Fund	None
	Security Equity Fund, All Cap Growth Fund	N/A
	Security Equity Fund, All Cap Value Fund	None
	Security Equity Fund, Alpha Opportunity Fund	$50,001-$100,000
	Security Equity Fund, Global Fund	$10,001-$50,000
	Security Equity Fund, Global Institutional Fund	None
	Security Equity Fund, Mid Cap Value Fund	Over $100,000
	Security Equity Fund, Mid Cap Value Institutional Fund	None
	Security Equity Fund, Large Cap Concentrated Growth Fund	None
	Security Equity Fund, Small Cap Growth Fund	None
	Security Equity Fund, Small Cap Value Fund	None
	Security Mid Cap Growth Fund	None

The following director , an “interested person” of the Funds , beneficially owned shares of the Funds in the dollar ranges set forth below and also beneficially owned shares of other mutual funds in the family of mutual funds overseen by the directors in the dollar ranges set forth below:

Name of Director	Name of Fund	Dollar Range of Equity Securities in Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Richard M. Goldman	Security Large Cap Value Fund	None	$50,001-$100,000
	Security Large Cap Value Fund, Large Cap Value Institutional Fund	None
	Security Equity Fund, Large Cap Core Fund	None
	Security Equity Fund, All Cap Growth Fund	N/A
	Security Equity Fund, All Cap Value Fund	None
	Security Equity Fund, Alpha Opportunity Fund	None
	Security Equity Fund, Global Fund	None
	Security Equity Fund, Global Institutional Fund	$10,001-$50,000
	Security Equity Fund, Mid Cap Value Fund	None
	Security Equity Fund, Mid Cap Value Institutional Fund	$10,001-$50,000
	Security Equity Fund, Large Cap Concentrated Growth Fund	None
	Security Equity Fund, Small Cap Growth Fund	None
	Security Equity Fund, Small Cap Value Fund	None
	Security Mid Cap Growth Fund	None

How to Purchase Shares

Investors may purchase shares of the Funds through broker/dealers, banks, and other financial intermediaries that have an agreement with the Distributor, or with the Transfer Agent defined in “Custodians, Transfer Agent and Dividend-Paying Agent” , who serves as the Funds’ transfer agent until the Transfer Agent conversion described in “Custodians, Transfer Agent and Dividend-Paying Agent” , at which time the Investment Manager’s affiliate, Rydex Fund Services, LLC, will s erve as the Funds’ transfer agent (“authorized financial intermediaries”). The minimum initial investment is $100 with respect to Class A and C shares. The minimum subsequent investment for Class A and C shares is $100 unless made through an Accumulation Plan, which allows for subsequent investments of $20 as described in the prospectus. An application may be obtained from the Transfer Agent .

Effective January 4, 2010, the Funds no longer accept subscriptions for shares from either existing shareholders or from new shareholders in Class B shares, although such shareholders who have chosen to reinvest their Class B shares’ dividends and capital gains may continue to reinvest such dividends and capital gains into Class B shares

35

(“reinvestment shares”) and these reinvestment shares will be redeemed or rolled into Class A shares along with the Class B shares from which the dividend or capital gains were derived.

Large Cap Value Institutional Fund, All Cap Growth Fund, All Cap Value Fund, Alpha Opportunity Fund, Global Institutional Fund, Mid Cap Value Institutional Fund and Small Cap Value Fund offer Institutional Class shares, which are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain authorized financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds. The minimum initial investment for Institutional Class shares is $2 million. The minimum initial investment amount may be waived for purchases of Institutional Class shares by the respective Fund.

Orders for the purchase of shares of the Funds will be confirmed at an offering price equal to the NAV per share next determined after receipt and acceptance of the order in proper form by the Transfer Agent or the Distributor, generally as of the close of the NYSE on that day, plus the sales charge in the case of Class A shares. Orders received by financial intermediaries prior to the close of the NYSE and received by the Distributor or Transfer Agent prior to the close of that business day will be confirmed at the offering price effective as of the close of the NYSE on that day. Dealers and other financial services firms are obligated to transmit orders promptly. In addition, pursuant to contractual arrangements with the Distributor or Transfer Agent , orders received by a financial intermediary prior to the close of the NYSE may be sent on the next following business day and receive the previous day’s price. Purchase orders by a fund of funds for which the Investment Manager or an affiliate serves as investment manager will be treated as received by a Fund at the same time that the corresponding purchase orders are received in proper form by the fund of funds and accepted.

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail and send purchase proceeds by check, wire transfers or ACH. The Funds do not accept cash or cash equivalents (such as traveler’s checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks), cashiers’ checks, and bank checks. The Funds reserve the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of contribution.

The Funds reserve the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.

As a convenience to investors and to save operating expenses, the Funds do not issue certificates for Fund shares.

Alternative Purchase Options — As explained above, certain of the Funds offer four classes of shares described below:

Class A Shares - Front-End Load Option. Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed (except that shares sold in an amount of $1,000,000 or more without a front-end sales charge will be subject to a contingent deferred sales charge of up to 1% in the event of a redemption within one year of the purchase).

Class B Shares - Back-End Load Option. Effective January 4, 2010, Class B shares were no longer open for new subscriptions of shares although such shareholders who have chosen to reinvest their Class B shares’ dividends and capital gains may continue to reinvest such dividends and capital gains into Class B shares (“reinvestment shares”), and these reinvestment shares will be redeemed or rolled into Class A shares along with the Class B shares from which the dividend or capital gains were derived.

Class B shares are subject to a deferred sales charge if they are redeemed within five years of the date of purchase. Class B shares will automatically convert to Class A shares at the end of eight years after purchase.

Class C Shares. Class C shares are sold without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge if they are redeemed within one year of the date of purchase.

Class C Shares - Level Load Option. If your intermediary has entered into an agreement to forego receipt of an initial 1.00% sales commission, the Distributor will waive any applicable deferred sales charge when you redeem your Class C shares.

Institutional Class Shares. Institutional Class shares are sold without a sales charge at the time of purchase and are not subject to a contingent deferred sales charge.

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Class A Shares — Class A shares are offered at NAV plus an initial sales charge as follows:

Amount of Purchase at Offering Price	Sales Charge
	Percentage of Offering Price	Percentage of Net Amount Invested	Percentage Reallowable to Dealers
Prior to the transfer agency conversion described in “Custodians, Transfer Agent and Dividend-Paying Agent”
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75	4.99	4.00
$100,000 but less than $250,000	3.75	3.90	3.00
$250,000 but less than $500,000	2.75	2.83	2.25
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over *	None	None	(See below)
On or after the transfer agency conversion described in “Custodians, Transfer Agent and Dividend-Paying Agent”
Less than $100,000	4.75	4.99	4.00
$100,000 but less than $250,000	3.75	3.90	3.00
$250,000 but less than $500,000	2.75	2.83	2.25
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	None	None	(See below)
*   For investments of $1 million or more, Class A shares are sold at NAV, without any up-front sales charge. However, a 1% CDSC based on the initial purchase price or current market value, whichever is lower, will be applied to shares sold within 12 months of purchase.

The Distributor will pay a commission to dealers on purchases of $1,000,000 or more as follows: 1.00% on sales up to $5,000,000, plus 0.50% on sales of $5,000,000 or more up to $10,000,000, and 0.10% on any amount of $10,000,000 or more. The Distributor may also pay a commission of up to 1% to dealers who initiate or are responsible for purchases of $500,000 or more by certain retirement plans as described under “Purchases at Net Asset Value” in the prospectus. Such purchases may be subject to a deferred sales charge of up to 1% in the event of a redemption within one year of the purchase.

As discussed in the prospectus, the Funds have adopted a Distribution Plan for their Class A shares pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes each such Fund to pay as compensation an annual fee to the Distributor of 0.25% of the average daily NAV of the Class A shares of such Funds to finance various activities relating to the distribution of such shares to investors and the provision of services to such investors. These expenses include, but are not limited to, the payment of compensation in the form of a service fee as discussed below (including compensation to securities dealers and other financial institutions and organizations) to obtain various administrative services for the Fund. These services include, among other things, processing new shareholder account applications and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

Amounts paid by the Funds are currently used to pay dealers and other firms that make Class A shares available to their customers a service fee for account maintenance and personal service to shareholders. The service fee is payable quarterly in the amount of 0.25%, on an annual basis, of Aggregate Account Value. “Aggregate Account Value” is the average daily NAV of Class A accounts opened after July 31, 1990 that were sold by such dealers and other firms and remain outstanding on the books of the Funds. The service fee may also be used to pay for sub-administration and/or sub-transfer agency services provided for the benefit of the Fund.

Class B Shares — Effective January 4, 2010, Class B shares were no longer open for new subscriptions of shares. With certain exceptions, the Funds may impose a deferred sales charge on shares redeemed within five years of the date of purchase. No deferred sales charge is imposed on amounts redeemed thereafter. If imposed,

37

the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Distributor.

Whether a contingent deferred sales charge is imposed and the amount of the charge will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed, according to the following schedule:

Year Since Purchase Payment Was Made	Contingent Deferred Sales Charge
First	5%
Second	4%
Third	3%
Fourth	3%
Fifth	2%
Sixth and Following	0%

Class B shares (including shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares) will automatically convert, on the eighth anniversary of the date such shares were purchased, to Class A shares which are subject to a lower distribution fee. This automatic conversion of Class B shares will take place without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to the Investment Manager.) All shares purchased through reinvestment of dividends and other distributions paid with respect to Class B shares (“reinvestment shares”) will be considered to be held in a separate subaccount. Each time any Class B shares (other than those held in the subaccount) convert to Class A shares, a pro rata portion of the reinvestment shares held in the subaccount will also convert to Class A shares. Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the NAV per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or fewer Class A shares than the number of Class B shares converted. Under current law, it is the Funds’ opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Directors will consider what action, if any, is appropriate and in the best interests of Class B shareholders.

Each Fund bears some of the costs of selling its Class B shares under a Distribution Plan adopted with respect to its Class B shares (“Class B Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. This Plan provides for payments of compensation to the Distributor at an annual rate of 1.00% of the average daily NAV of Class B shares. Amounts paid by the Funds are used to pay dealers and other firms that make Class B shares available to their customers (1) a commission at the time of purchase typically equal to 4.00% of the value of each share sold and (2) a service fee for account maintenance and personal service to shareholders payable for the first year, initially, and for each year thereafter, quarterly, in an amount equal to 0.25% annually of the average daily NAV of Class B shares sold by such dealers and other firms and remaining outstanding on the books of the Funds. The service fee may also be used to pay for sub-administration and/or sub-transfer agency services provided for the benefit of the Fund. Class B shares are closed to new investors and investments. The Distributor may also use the fees payable under the Class B Distribution Plan to make payments to brokers and other financial intermediaries for past sales and distribution efforts, as well as the provision of ongoing services to shareholders.

Class C Shares — Class C shares are offered at NAV, without an initial sales charge. With certain exceptions, the Funds may impose a deferred sales charge on shares redeemed within one year of the date of purchase (If your intermediary has entered into an agreement to forego receipt of an initial 1.00% sales commission, the Distributor will waive any applicable deferred sales charge when you redeem your Class C shares) . No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you and is retained by the Distributor.

Each Fund bears some of the costs of selling its Class C shares under a Distribution Plan adopted with respect to its Class C shares (“Class C Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. This Plan provides for payments of compensation to the Distributor at an annual rate of 1.00% of the average daily NAV of Class C shares. Amounts paid by a Fund are currently used to pay dealers and other firms that make Class C shares available to

38

their customers: (1) a commission at the time of purchase typically equal to 0.75% of the value of each share sold, and for each year thereafter, quarterly, in an amount equal to 0.75% annually of the average daily NAV of Class C shares sold by such dealers and other firms and remaining outstanding on the books of the Fund and (2) a service fee payable for the first year initially, and for each year thereafter, quarterly, in an amount equal to 0.25% annually of the average daily NAV of Class C shares sold by such dealers and other firms and remaining outstanding on the books of the Fund. The service fee may also be used to pay for sub-administration and/or sub-transfer agency services provided for the benefit of the Fund. In the case a Fund or Class C shares are closed to new investors or investments, the Distributor also may use the fees payable under the Class C Distribution Plan to make payments to brokers and other financial intermediaries for past sales and distribution efforts, as well as the provision of ongoing services to shareholders.

Institutional Class Shares — Shares are priced at the NAV next determined after receipt and acceptance of a purchase order by a Fund’s transfer agent, Distributor or an authorized financial intermediary. Authorized financial intermediaries of the Funds may also designate further intermediaries to accept purchase and redemption orders on behalf of the Funds. A broker/dealer or other financial intermediary may charge fees in connection with an investment in the Fund. The minimum initial investment is $2 million. Fund shares purchased directly from the Fund are not assessed such additional charges.
Specific eligibility requirements that apply to prospective investors of Institutional Class shares include:

·	Employee benefit plan programs that have at least $25 million in plan assets.

·	Broker/dealer managed account or wrap programs that charge an asset-based fee, have program assets of at least $50 million, and invest in the Funds via omnibus accounts.

·	Registered investment adviser mutual fund wrap programs that charge an asset-based fee, have program assets of at least $50 million, and invest in the Funds via omnibus accounts.

·	Internal Revenue Code Section 529 college savings plan accounts.

·	Funds of Funds advised by the Investment Manager or its affiliates.

·	Funds of Funds advised by unaffiliated investment advisers.

·	Institutions or individuals that invest the minimum initial investment amount in a Fund.

The Funds reserve the right to waive the minimum initial investment amount of $2 million or to grant other investors eligibility to invest in the shares of the Funds at their discretion.

Minimum Account Balance — The Institutional Class shares have a minimum account balance of $1 million. Due to the relatively high cost of maintaining accounts below the minimum account balance, the Funds with Institutional Class shares reserve the right to redeem shares if an account balance falls below the minimum account balance for any reason. Investors will be given 60 days’ advance notice to reestablish the minimum account balance. If the account balance is not increased, the account may be closed, and the proceeds sent to the investor. Fund shares will be redeemed at NAV on the day the account is closed.

Distribution Plans — The Large Cap Value, Large Cap Core, All Cap Growth, All Cap Value, Alpha Opportunity, Global, Mid Cap Value, Large Cap Concentrated Growth, Small Cap Growth, Small Cap Value, and Mid Cap Growth Funds have adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act. Each of these Funds has enacted a distribution plan applicable to its Class A, Class B, and Class C shares with the exception of All Cap Growth Fund, All Cap Value Fund and Small Cap Value Fund, which have only enacted a distribution plan applicable to their Class A and Class C shares.

Under these Distribution Plans, the Distributor is authorized to pay service fees and commissions to dealers and other firms that sell (or have sold) shares of the applicable class, engage in advertising, prepare and distribute sales literature and engage in other promotional activities on behalf of the Fund. The Distributor is required to report in writing to the Board of Directors regarding the payments made and services provided under the Plans, and the Board will review at least quarterly, the amounts and purposes of any payments made under each Plan. The Distributor is

39

also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plan should be continued.

Each Plan will continue from year to year, provided that such continuance is approved at least annually by a vote of a majority of the Board of Directors of the Fund, including a majority of the independent directors cast in person at a meeting called for the purpose of voting on such continuance. Any agreement relating to the implementation of the Plan terminates automatically if it is assigned. The Plan may not be amended to increase materially the amount of distribution payments thereunder without approval of the shareholders of the applicable class of the Fund.

Because all amounts paid pursuant to the Distribution Plan are paid to the Distributor, the Investment Manager and its officers, directors and employees, including Mr. Goldman (Director of the Fund) and Ms. Lee (officer of the Fund), all may be deemed to have a direct or indirect financial interest in the operation of the Distribution Plan. None of the independent directors has a direct or indirect financial interest in the operation of the Distribution Plan.

Benefits from the Distribution Plan may accrue to the Fund and its shareholders from the growth in assets due to sales of shares to the public and/or retention of existing fund assets, which may benefit shareholders by reducing per share expenses, permitting increased investment flexibility and diversification of such Fund’s assets, and facilitating economies of scale (e.g., block purchases) in the Fund’s securities transactions.

Rules established by the Financial Industry Regulatory Authority (“FINRA”) limit the aggregate amount that a Fund may pay annually in distribution costs for the sale of its shares to 6.25% of gross sales of shares since the inception of the Distribution Plan, plus interest at the prime rate plus 1% on such amount (less any contingent deferred sales charges paid by shareholders to the Distributor or distribution fee (other than service fees) paid by the Fund to the Distributor). The Distributor monitors this limit with regard to each of the Fund’s share classes. The Distributor intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with a Distribution Plan which exceed current annual payments permitted to be received by the Distributor from the Funds. The Distributor intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the Funds would be within permitted limits.

A Distribution Plan may be terminated at any time by vote of directors who are not interested persons of the Fund as defined in the 1940 Act or by vote of a majority of the outstanding shares of the applicable class. In the event a Distribution Plan is terminated by the shareholders or the Funds’ Board of Directors, the payments made to the Distributor pursuant to the Plan up to that time would be retained by the Distributor. Any expenses incurred by the Distributor in excess of those payments would be absorbed by the Distributor. The Funds make no payments in connection with the sales of their shares other than the distribution fee paid to the Distributor.

Rule 12b-1 Plan Expenses — For the fiscal year ended September 30, 20 10 , the following 12b-1 payments were made for each Fund to the Distributor under the Rule 12b-1 Distribution Plans:

	Compensation to Distributor4
	Class A	Class B	Class C
Large Cap Value Fund	$ 110,912	$ 02	$ 26,224
Large Cap Core Fund	449,349	81,823	22,298
All Cap Growth Fund3	0	N/A	0
All Cap Value Fund	3,835	N/A	6,072
Alpha Opportunity Fund	22,431	13,399	16,246
Global Fund	213,352	01	45,079
Mid Cap Value Fund	2,270,523	506,522	1,679,124
Large Cap Concentrated Growth Fund	75,860	58,853	34,604
Small Cap Growth Fund	28,244	15,943	14,986
Small Cap Value Fund	15,132	N/A	10,109

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Compensation to Distributor4
Class A	Class B	Class C
Mid Cap Growth Fund	176,186	54,800	54,470
The 12b-1 Plans are “compensation plans” which means that all amounts generated under the plans are paid to the Distributor irrespective of the actual costs incurred by the Distributor in distributing the Funds. The Distributor is the Underwriter of the Funds. Because all the 12b-1 payments are made to the Distributor, the Funds that adopted the Distribution Plans pay no fees directly for advertising, printing and mailing of prospectuses to prospective shareholders, compensation to broker/dealers, compensation to sales personnel, or interest carrying or other financing charges. The Distributor may use part or all of the amounts received from the Funds to pay for these services and activities.

1 Effective August 25, 2005, Class B shares ceased charging 12b-1 fees. This fee may be reinstated at any time.

2 Effective August 1, 2007, Class B shares ceased charging 12b-1 fees. This fee may be reinstated at any time.

3 Since All Cap Growth Fund had not yet commenced operations as of September 30, 20 10 , no compensation was paid to underwriters for its Class A and Class C shares.

4 The Compensation to Distributor was paid to the Funds’ former underwriter, Security Distributors, Inc. Effective March 16, 2009, Rydex Distributors, LLC . became a distributor of the Funds, and after October 16, 2009, all Compensation to Distributor will be paid solely to Rydex Distributors, LLC .

Calculation and Waiver of Contingent Deferred Sales Charges — Any contingent deferred sales charge imposed upon redemption of Class A shares (purchased in amounts of $1,000,000 or more), Class B shares or Class C shares is a percentage of the lesser of (1) the NAV of the shares redeemed or (2) the net cost of such shares. No contingent deferred sales charge is imposed upon redemption of amounts derived from (1) increases in the value above the net cost of such shares due to increases in the NAV per share of the Fund; (2) shares acquired through reinvestment of income dividends and capital gain distributions; or (3) Class A shares or Class C shares held for more than one year, or Class B shares held for more than five years. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

The contingent deferred sales charge is waived: (1) following the death of a shareholder if redemption is made within one year after death; (2) upon the disability (as defined in section 72(m)(7) of the Internal Revenue Code (the “Code”)) of a shareholder prior to age 65 if redemption is made within one year after the disability, provided such disability occurred after the shareholder opened the account; (3) in connection with required minimum distributions in the case of an IRA, SARSEP or Keogh or any other retirement plan qualified under Section 401(a), 401(k) or 403(b) of the Code; and (4) in the case of distributions from retirement plans qualified under Section 401(a) or 401(k) of the Code due to (i) returns of excess contributions to the plan, (ii) retirement of a participant in the plan, (iii) a loan from the plan (repayment of loans, however, will constitute new sales for purposes of assessing the contingent deferred sales charge), (iv) ”financial hardship” of a participant in the plan, as that term is defined in Treasury Regulation Section 1.401(k)-1(d)(2), as amended from time to time, (v) termination of employment of a participant in the plan, (vi) any other permissible withdrawal under the terms of the plan. The contingent deferred sales charge will also be waived in the case of certain redemptions of Class B or Class C shares of the Funds pursuant to a systematic withdrawal program. (See “Systematic Withdrawal Program”)

Arrangements With Broker/Dealers and Others — The Investment Manager or Distributor, from time to time, will pay a bonus to certain dealers whose representatives have sold or are expected to sell significant amounts of the Funds and/or certain other f unds managed by the Investment Manager. Bonus compensation may include reallowance of the entire sales charge and may also include, with respect to Class A shares, an amount which exceeds the entire sales charge and, with respect to Class C shares, an amount which exceeds the maximum commission. The Distributor, or the Investment Manager, may also provide financial assistance to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns, and/or shareholder services and programs regarding one or more of the Funds managed by the Investment Manager. In addition, the Investment Manager or Distributor may sponsor training or education meetings at various locations. In connection with such meetings it is expected that the Investment Manager or Distributor would pay the travel, lodging and other expenses of representatives of the dealers in attendance. The Fund’s Transfer Agent or Distributor may also pay certain transaction or order processing costs incurred by dealers who sell Fund shares through clearing dealers. Certain of the foregoing arrangements may be financed by payments to the Distributor under a Rule 12b-1 Distribution Plan. These arrangements do not change the price an investor will pay for shares or the amount that the Funds will receive from such sale. No compensation will be offered to the extent it is prohibited by the laws of any state or self-regulatory agency, such as the Financial Industry Regulatory Authority

41

(“FINRA”). A dealer to whom substantially the entire sales charge of Class A shares is reallowed may be deemed to be an “underwriter” under federal securities laws.

The Distributor also may pay banks and other financial services firms that facilitate transactions in shares of the Funds for their clients a transaction fee up to the level of the payments made allowable to dealers for the sale of such shares as described above.

Other Distribution or Service Arrangements — The Investment Manager, Distributor or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, broker/dealers and other financial intermediaries (including payments to affiliates of the Investment Manager or Distributor) who sell shares of the Funds or render investor services to Fund shareholders (directly or indirectly via sales of variable insurance contracts or the provision of services in connection with retirement plans). Such payments and compensation are in addition to any sales charges paid by investors or Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by the Funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ prospectuses, and they do not change the price paid by investors for the purchase of a Fund’s shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to intermediaries that provide services to the Funds and/or shareholders in the Funds, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Such compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the intermediary provides services to Fund shareholders. To the extent permitted by applicable law, the Distributor and other parties may pay or allow other incentives and compensation to such financial intermediaries. The Distributor generally periodically assesses the advisability of continuing to make these payments.

These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees. Revenue sharing payments may be structured: (1) as a percentage of net sales; (2) as a percentage of net assets; and/or (3) as a fixed dollar-amount.

As of the date of this Statement of Additional Information, the Distributor and/or Investment Manager have revenue sharing arrangements with the following financial intermediaries:

Financial Intermediary	Basis of Payment	Payments During Last Fiscal Year
Legend Equities Corporation	For calendar year, 0.10% of sales if less than $10 million; 0.15% of sales if $10 million or more but less than $30 million; and 0.25% of sales if $30 million or more; plus 0.05% of assets.	$ 42,517.26
NEXT Financial Group, Inc.	0.20% of sales	$ 2.70
Retirement Plan Advisors	$8,000 per month up to assets under management of $100 million; $10,000 per month after assets under management of $100 million	$ 31.60
First Security Benefit Life Insurance and Annuity Company of New York*	0.25% of average daily net assets	$ 58,667.02
Security Benefit Life Insurance Company*	0.25% of average daily net assets	$5,221,379.07
Security Financial Resources, Inc.*	0.25% of average daily net assets	$ 720,971.54
*Payments listed are not exclusively for sales of the Funds and includes allowances for other products distributed by the Distributor or an affiliate. This intermediary is also an affiliate of the Investment Manager and Distributor.

The Distributor may enter into revenue sharing arrangements with other financial intermediaries and may modify existing revenue sharing arrangements with the intermediaries indicated above.

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In addition, while the Distributor typically pays most of the sales charge applicable to the sale of fund shares to brokers and other financial intermediaries through which purchases are made, the Distributor may, on occasion, pay the entire sales charge.

From time to time, the Distributor and its affiliates may also pay non-cash compensation to brokers and other financial intermediaries in the form of, for example: (1) occasional gifts; (2) occasional meals, tickets or other entertainment; and/or (3) sponsorship support of regional or national events. For example, representatives of the Distributor visit brokers and other financial intermediaries on a regular basis to educate them about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

The compensation or reimbursement received by brokers and other financial intermediaries through sales charges, fees payable from the Funds, and/or revenue sharing arrangements for selling shares of the Funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the Funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of Fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries and should so inquire if they would like additional information. A shareholder may ask his/her broker or financial intermediary how he/she will be compensated for investments made in the Funds.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Funds, the Investment Manager, and the Funds’ Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

Purchases At Net Asset Value — Class A shares of the Funds may be purchased at NAV by (1) directors and officers of the Funds or other mutual funds managed by the Investment Manager or one or more of its affiliates; directors, officers and employees of the Funds’ Investment Manager or Distributor and their affiliates; directors, officers and employees of Security Benefit Life Insurance Company; agents licensed with Security Benefit Life Insurance Company; spouses or minor children of any such agents; as well as the following relatives of any such directors, officers and employees (and their spouses): spouses, grandparents, parents, children, grandchildren, siblings, nieces and nephews; (2) any trust, pension, profit sharing or other benefit plan established by any of the foregoing corporations for persons described above; (3) retirement plans where third party administrators of such plans have entered into certain arrangements with the Distributor or its affiliates provided that no commission is paid to dealers; and (4) officers, directors, partners or registered representatives (and their spouses and minor children) of broker/dealers who have a selling agreement with the Distributor. Such sales are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be transferred or resold except through redemption or repurchase by or on behalf of the Fund.

Class A shares of the Funds may be purchased at NAV when the purchase is made on the recommendation of (1) a registered investment adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of the investor or (2) a certified financial planner or registered broker/dealer who either charges periodic fees to its customers for financial planning, investment advisory or asset management services, or provides such services in connection with the establishment of an investment account for which a comprehensive “wrap fee” is imposed. Class A shares may be purchased at NAV by customers of financial intermediaries that have a contractual arrangement with the Distributor or Investment Manager where such contract provides for the waiver of the front-end sales charge. Class A shares of the Funds may also be purchased at NAV when the purchase is made by retirement plans that (1) buy shares of the Funds worth $500,000 or more; (2) have 100 or more eligible employees at the time of purchase; (3) certify they expect to have annual plan purchases of shares of Funds of $200,000 or more; (4) are provided administrative services by certain third-party administrators that have entered into a special service arrangement with the Funds relating to such plans; or (5) have at the time of purchase, aggregate assets of at least $1,000,000. Purchases made pursuant to this provision may be subject to a deferred sales charge of up to 1% in the event of a redemption within one year of the purchase.

The Distributor must be notified when a purchase is made that qualifies under any of the above provisions.

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A shareholder of Large Cap Core Fund who formerly invested in the Bondstock Investment Plans or Life Insurance Investors Investment Plans received Class A shares of Large Cap Core Fund in liquidation of the Plans. Such a shareholder may purchase Class A shares of Large Cap Core Fund at NAV provided that such shareholder maintains his or her Large Cap Core Fund account.

Purchases for Retirement Plans — Security Financial Resources, Inc., an affiliated company of the Distributor, offers plan recordkeeping services on a fee basis to individual and employer-sponsored retirement plans. Plans that have entered into an agreement to receive such services from Security Financial Resources, Inc. may purchase Class A shares of the Funds at NAV under certain circumstances and may purchase Institutional Class shares at NAV if the retirement plan or program meets the Institutional share eligibility requirements. The Distributor may pay commissions (both up-front commissions and asset-based commissions) to dealers in connection with the sale of the Funds’ shares to such retirement plans, which commissions differ from those normally paid on the sale of Class A shares. Many of the arrangements under which the Funds’ shares are made available to such retirement plans permit the dealer to choose among several commission options. However, generally, it is not expected that the amount of up-front commissions to dealers would exceed 5% of the purchase payments made to such retirement plans, and the amount of asset-based commissions would not exceed 1% of the average daily net assets of the amount held under such retirement plans.

The Distributor may also enter into arrangements with dealers whereby it agrees to “annualize” the first-year commission expected to be paid on the purchase of Fund shares by retirement plans receiving plan recordkeeping services from Security Financial Resources, Inc. Such arrangements will typically provide for an up-front payment by the Distributor to the dealer of a specified percentage of the first-year’s expected commissions attributable to a particular retirement plan.

In some circumstances, a retirement plan that was not previously receiving plan recordkeeping services from Security Financial Resources, Inc. may transfer its assets in an arrangement where it receives such services. In such circumstances, the Distributor may pay the dealer a commission on the transferred assets that is different from the commission otherwise outlined above, but typically not in excess of 1.25% of the transferred amount.

Accumulation Plan

Investors in Class A and C shares of the Funds may purchase shares on a periodic basis under an Accumulation Plan which provides for an initial investment of $100 minimum, and subsequent investments of $20 minimum at any time. An Accumulation Plan is a voluntary program, involving no obligation to make periodic investments, and is terminable at will. Payments are made by sending a check to the Distributor who (acting as an agent for the dealer) will purchase whole and fractional shares of the Funds as of the close of business on the day such payment is received. A confirmation and statement of account will be sent to the investor following each investment. Certificates for whole shares will be issued upon request. No certificates will be issued for fractional shares which may be withdrawn only by redemption for cash.

Investors may choose to use an Automatic Investment Plan (automatic bank draft) to make their Fund purchases. There is no additional charge for using an Automatic Investment Plan. Withdrawals may occur up to three business days before the date scheduled to purchase Fund shares. An application may be obtained from the Funds.

Systematic Withdrawal Program

(Not available for Institutional Funds or Institutional Class shares.) A Systematic Withdrawal Program may be established by shareholders who wish to receive regular monthly, bi-monthly, quarterly, semiannual or annual payments of $25 or more. A shareholder may elect a payment that is a specified percentage of the initial or current account value or a specified dollar amount. The Program may also be based upon the liquidation of a fixed or variable number of shares provided that the amount withdrawn monthly is at least $25. However, the Funds do not recommend this (or any other amount) as an appropriate withdrawal. Shares with a current aggregate offering price of $5,000 or more must be deposited with the Investment Manager acting as agent for the shareholder under the Program. There is no service charge on the Program.

Sufficient shares will be liquidated at NAV to meet the specified withdrawals. Liquidation of shares may deplete or possibly use up the investment, particularly in the event of a market decline. Payments cannot be considered as actual yield or income since part of such payments is a return of capital and may constitute a taxable event to the

44

shareholder. The maintenance of a Withdrawal Program concurrently with purchases of additional shares of the Fund would be disadvantageous because of the sales commission payable in respect to such purchases. During the withdrawal period, no payments will be accepted under an Accumulation Plan. Income dividends and capital gains distributions are automatically reinvested at NAV. If an investor has an Accumulation Plan in effect, it must be terminated before a Systematic Withdrawal Program may be initiated.

A shareholder may establish a Systematic Withdrawal Program with respect to Class B or Class C shares without the imposition of any applicable contingent deferred sales charge, provided that such withdrawals do not in any 12-month period, beginning on the date the Program is established, exceed 10% of the value of the account on that date (“Free Systematic Withdrawals”). Free Systematic Withdrawals are not available if a Program established with respect to Class B or Class C shares provides for withdrawals in excess of 10% of the value of the account in any Program year, and, as a result, all withdrawals under such a Program are subject to any applicable contingent deferred sales charge. Free Systematic Withdrawals will be made first by redeeming those shares that are not subject to the contingent deferred sales charge and then by redeeming shares held the longest. The contingent deferred sales charge applicable to a redemption of Class B and Class C shares requested while Free Systematic Withdrawals are being made will be calculated as described under “Calculation and Waiver of Contingent Deferred Sales Charges.” A Systematic Withdrawal Form may be obtained from the Funds.

The shareholder receives confirmation of each transaction showing the source of the payment and the share balance remaining in the Program. A Program may be terminated on written notice by the shareholder or by the Fund, and it will terminate automatically if all shares are liquidated or withdrawn from the account.

Investment Management

The Investment Manager, Security Investors, LLC, located at One Security Benefit Place, Topeka, Kansas, has served as investment adviser to Security Large Cap Value Fund, Security Equity Fund, and Security Mid Cap Growth Fund since April 1, 1964, January 1, 1964, and April 22, 1965 , respectively . The Investment Manager also acts as investment adviser to Security Income Fund and SBL Fund , and since January 2011, to the Rydex ETF Trust, Rydex Series Funds, Rydex Dynamic Funds and the Rydex Variable Trust . The Investment Manager is a wholly owned   subsidiary of SBC. On July 30, 2010, Guggenheim SBC Holdings, LLC, an investor group managed by Guggenheim Partners, LLC ("Guggenheim"), acquired control of SBC. Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision.

Investment Management Agreement — Pursuant to the Investment Management Agreements the Investment Manager has in place with each of Security Equity Fund – Large Cap Core Fund, All Cap Growth Fund, All Cap Value Fund, Alpha Opportunity Fund, Global Fund, Global Institutional Fund, Mid Cap Value Fund, Mid Cap Value Institutional Fund, Large Cap Concentrated Growth Fund, Small Cap Growth Fund, and Small Cap Value Fund; Security Large Cap Value Fund – Large Cap Value Fund and Large Cap Value Institutional Fund; and Security Mid Cap Growth Fund – Mid Cap Growth Fund, the Investment Manager furnishes investment advisory, statistical and research services to the Funds, supervises and arranges for the purchase and sale of securities on behalf of the Funds, and provides for the compilation and maintenance of records pertaining to the investment advisory function.

The Investment Manager has agreed to reimburse the Funds or waive a portion of its management fee for any amount by which the total annual expenses of the Funds (including management fees, but excluding interest, taxes, brokerage commissions, extraordinary expenses and Class A, Class B and Class C distribution fees) for any fiscal year exceeds the level of expenses which the Funds are permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Funds are then qualified for sale. (The Investment Manager is not aware of any state that currently imposes limits on the level of mutual fund expenses.)

In addition, the Investment Manager has agreed to reduce its advisory fees and make payments to the extent necessary to limit the ordinary operating expenses (including distribution fees but not brokerage costs, dividends on securities sold short, interest, taxes, litigation, indemnification, acquired fund fees and expenses, or extraordinary expenses) of the Fund share Classes listed below to the listed percentages of those Funds’ average daily net assets.

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Fund	Class	Expense Cap
Large Cap Value Fund	A	1.15%
	B	1.90%
	C	1.90%
Large Cap Value Institutional Fund	Institutional	0.96%
All Cap Growth Fund	A	1.40%
	C	2.15%
	Institutional	1.15%
All Cap Value Fund	A	1.27%
	C	2.02%
	Institutional	1.02%
Alpha Opportunity Fund	A	2.11%
	B	2.86%
	C	2.86%
	Institutional	1.86%
Global Institutional Fund	Institutional	1.00%
Mid Cap Value Institutional Fund	Institutional	0.90%
Large Cap Concentrated Growth Fund	A	1.35%
	B	2.10%
	C	2.10%
Small Cap Value Fund	A	1.30%
	C	2.05%
	Institutional	1.05%

Pursuant to these fee waiver/expense reimbursement arrangements, the Investment Manager is entitled to reimbursement by a Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized operating expenses are less than the indicated percentages.

Separate fees are paid by each Fund to the Investment Manager for investment advisory, administrative and transfer agency services.

Management Fees (Net of Waivers) (expressed as a percentage of average net assets, calculated daily and paid monthly)
Large Cap Value Fund	0.65%
Large Cap Value Institutional Fund	0.65%
Large Cap Core Fund	0.75%
All Cap Growth Fund	0.75%
Mid Cap Value Institutional Fund	0.75%
Mid Cap Growth Fund	0.75%
Large Cap Concentrated Growth Fund	0.75%
All Cap Value Fund	0.70%
Global Fund	1.00%
Global Institutional Fund	1.00%

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Management Fees (Net of Waivers) (expressed as a percentage of average net assets, calculated daily and paid monthly)
Small Cap Value Fund	1.00%
Small Cap Growth Fund	0.85%
Alpha Opportunity Fund	1.25%
Mid Cap Value Fund1	0.79%
1  Mid Cap Value Fund’s management fee is paid at an annual rate of 1.00% of the average daily net assets of $200 million or less, plus 0.75% of the average daily net assets of the
    Fund in excess of $200 million.

The Funds’ Investment Management Agreements are renewable annually by each Fund’s Board of Directors or by a vote of a majority of the individual Fund’s outstanding securities and, in either event, by a majority of the Board who are not parties to the Agreement or interested persons of any such party. The Agreements provide that they may be terminated without penalty at any time by either party on 60 days’ notice and are automatically terminated in the event of assignment.

Pursuant to a Fund Accounting and Administration Agreement with each Fund, as amended, the Investment Manager acts as the administrative agent for the Funds and, as such, performs administrative functions and bookkeeping, accounting and pricing functions for the Funds. For these services, the Investment Manager receives, on an annual basis, a fee of:

1.
0.095% for the Large Cap Value Fund; Large Cap Value Institutional Fund; Large Cap Core Fund; All Cap Growth Fund; All Cap Value Fund; Mid Cap Value Fund; Mid Cap Value Institutional Fund; Large Cap Concentrated Growth Fund; Small Cap Growth Fund; Small Cap Value Fund; and Mid Cap Growth Fund, based on average daily net assets, or $25,000 per Fund per year, whichever is greater.

2.	0.15% for the Global Fund, based on average daily net assets, or $60,000 per year, whichever is greater.

3.	0.15% for the Alpha Opportunity Fund and Global Institutional Fund, based on average daily net assets, or $25,000 per year, whichever is greater.

Pursuant to a Transfer Agency Agreement with each Fund, as amended, the Transfer Agent also acts as the transfer agent for the Funds and performs all shareholder servicing functions, including transferring record ownership, processing purchase and redemption transactions, answering inquiries, mailing shareholder communications, and acting as the dividend disbursing agent. For these services, the Investment Manager receives the following fees with respect to each Fund:

1.	Account Set-Up Charge — A fee of $4 to open an account on the T ransfer A gency system to hold shares of the Funds.

2.
Annual Maintenance Charge — An annual per account fee of (1) $8 per open account for regular accounts; (2) $6.50 per open account with respect to accounts which are Matrix Level III pursuant to the National Securities Clearing Corporation networking systems; and (3) $5 per account for closed accounts that remain outstanding on the I T ransfer A gency system (regardless of whether such accounts are regular or Matrix Level III).

3.	Transaction Charge — A per transaction charge of (1) $1.10 per transaction for regular accounts and (2) $0.60 per transaction for accounts that are Matrix Level III.

Each Fund is also subject to a minimum fee per year of $25,000. In addition, the Fund has agreed to reimburse the Transfer Agent for expenses the Transfer Agent pays to third-party administrators, broker/dealers, banks, insurance companies or other entities for providing sub-transfer agency services to beneficial shareholders in the Fund.

Each Fund pays all of its respective expenses not assumed by the Investment Manager or the Distributor, including organization expenses; directors’ fees; fees of the Fund’s custodian; taxes and governmental fees; interest

47

 charges; any membership dues; brokerage commissions; expenses of preparing and distributing reports to shareholders; costs of shareholder and other meetings; Class A, Class B and Class C distribution fees; and legal, auditing and accounting expenses. Each Fund also pays for the preparation and distribution of the prospectus to its shareholders and all expenses in connection with registration under federal and state securities laws. Each Fund pays nonrecurring expenses that may arise, including litigation expenses affecting the Fund.

During the fiscal years ended September 30, 20 10 , 200 9 , and 200 8 , the Funds paid the following amounts to the Investment Manager for its services:

Fund	Year	Investment Advisory Fees Paid to Investment Manager	Investment Advisory Fees Waived by and Reimbursements from Investment Manager	Administrative Service Fees Paid to Investment Manager	Transfer Agency Service Fees Paid to Investment Manager
Large Cap Value Fund	2010	$330,582	$204,444	$48,490	$189,244
	2009	312,763	216,463	45,884	221,025
	2008	622,836	107,203	91,561	230,729
Large Cap Value Institutional Fund	2010	18,163	61,962	17,610	19,008
	2009	17,758	38,034	2,476	377
	2008	4,476	9,319	1,104	51
Large Cap Core Fund	2010	1,426,137	0	180,964	471,179
	2009	1,232,832	0	156,586	460,788
	2008	2,146,823	0	272,408	577,100
All Cap Growth Fund	2010	N/A	N/A	N/A	N/A
	2009	N/A	N/A	N/A	N/A
	2008	N/A	N/A	N/A	N/A
All Cap Value Fund1	2010	17,156	59,326	2,726	15,366
	2009	6,241	56,488	1,553	977
	2008	N/A	N/A	N/A	N/A
Alpha Opportunity Fund2	2010	169,597	176,815	31,659	47,661
	2009	239,679	360,351	44,418	103,234
	2008	891,663	35,749	62,487	84,349
Global Fund	2010	986,496	0	151,213	252,325
	2009	950,941	0	146,768	279,019
	2008	1,663,225	0	255,706	301,720
Global Institutional Fund	2010	42,753	100,250	22,570	17,936
	2009	54,932	88,806	12,913	350
	2008	18,152	14,800	4,223	51
Mid Cap Value Fund	2010	8,950,803	0	1,071,380	1,939,114
	2009	6,087,439	0	708,652	1,795,195
	2008	6,597,936	0	774,643	1,209,563
Mid Cap Value Institutional Fund	2010	2,914,159	209,976	369,590	283,742
	2009	661,755	56,387	84,343	39,724
	2008	29,282	3,367	4,159	65
Large Cap Concentrated Growth Fund	2010	297,673	150,104	37,857	198,581
	2009	227,777	208,564	29,040	210,211
	2008	364,457	178,362	46,475	233,292
Small Cap Growth Fund3	2010	122,319	0	25,866	87,581
	2009	104,632	8,423	25,000	92,540
	2008	316,438	0	31,884	128,155

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Fund	Year	Investment Advisory Fees Paid to Investment Manager	Investment Advisory Fees Waived by and Reimbursements from Investment Manager	Administrative Service Fees Paid to Investment Manager	Transfer Agency Service Fees Paid to Investment Manager

Small Cap Value Fund	2010	78,268	90,347	19,331	21,303
	2009	18,673	68,867	2,573	2,723
	2008	2,514	11,509	614	80
Mid Cap Growth Fund	2010	610,509	0	77,511	293,786
	2009	508,100	0	64,752	334,742
	2008	996,558	0	127,555	358,308
1    Since All Cap Value Fund had not commenced operations as of September 30, 2008, no fees were paid to the Investment Manager during the fiscal year ended September 30, 2008. Since All Cap Growth had not commenced operations as of September 30, 20 10 , no fees were paid to the Investment Manager during the past three fiscal years.

2    Prior to August 18, 2008, Alpha Opportunity Fund had a different management fee schedule, which varied based upon the investment performance of the Fund against the investment record of its benchmark index.

3    The amounts of investment advisory fees paid by Small Cap Growth Fund to the Investment Manager for the periods prior to November 24, 2008 were based on Small Cap Growth Fund’s investment advisory fee of 1.00%. Effective November 24, 2008, the investment advisory fee payable by Small Cap Growth was lowered to 0.85% of average daily net assets on an annual basis.

Sub-Adviser

The Investment Manager has entered into a sub-advisory agreement with Mainstream Investment Advisers, LLC (“Mainstream”), 101 West Spring Street, New Albany, Indiana 47150, to provide investment advisory services with regard to a portion of the total assets of the Alpha Opportunity Fund. Pursuant to this agreement, Mainstream furnishes investment advisory services, supervises and arranges for the purchase and sale of securities on behalf of a portion of the assets of the Alpha Opportunity Fund and provides for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Fund’s Board of Directors and the Investment Manager. For such services, the Investment Manager pays Mainstream an annual fee equal to 1.45% of that portion of the Alpha Opportunity Fund’s average daily net assets managed by Mainstream. Mainstream is a limited liability company controlled by its members, including William Jenkins and William Gernert. Mainstream, which focuses on providing advisory services to high net worth individuals and institutional investors, and managed approximately $ 457 million in assets as of September 30, 20 10 . The Alpha Opportunity Fund is the first registered investment company managed (at least in part) by Mainstream.

Alpha Opportunity Fund’s assets are usually reallocated between Mainstream and the Investment Manager on a monthly basis as described in the prospectus so that the Fund returns to the target allocation. This procedure ensures that the Investment Manager cannot make allocation decisions that favor the Investment Manager over Mainstream .

During the fiscal years ended September 30, 20 10 , 200 9 and 200 8 the Investment Manager paid the following amounts to the investment sub-advisers for their services:

Fund	Year	Sub-Advisory Fees Paid to Sub-Adviser	Sub-Advisory Fees Waived by Sub-Adviser

Alpha Opportunity Fund1	2010	$ 159,414	$ 0
	2009	224,704	0
	2008	711,818	0
Global Fund	2010	337,719	0
	2009	325,729	0
	2008	530,495	0

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Global Institutional Fund2	2010	15,452	0
	2009	19,912	0
	2008	6,708	0
Small Cap Growth Fund3	2010	0	0
	2009	10,651	0
	2008	173,649	0
1    The amounts of investment sub-advisory fees paid prior to August 18, 2008 were based on the amounts paid to Mainstream only, pursuant to different sub-advisory fee arrangements. Effective August 18, 2008 through January 14, 2011, the investment sub-advisory fee s payable to the sub-advisers included Mainstream and Security Global Investors, LLC (“SGI.”). SGI’s business was merged with the Investment Manager as of January 14, 2011 .
2    Prior to January 14, 2011, the Funds were sub-advised by SGI. SGI’s business was acquired by the Investment Manager.
3    The amounts of investment sub - advisory fees paid prior to September 30, 2008 were based on the amounts paid to RS Investment Management Co. LLC. Effective November 24, 2008, the Investment Manager terminated this sub - advisory relationship and now directly manages the Small Cap Growth Fund.

Code of Ethics

The Funds, the Investment Manager and the Distributor each has adopted a written code of ethics (the “Code of Ethics”) which governs the personal securities transactions of “access persons” of the Funds. Access persons may invest in securities, including securities that may be purchased or held by the Funds, provided that they obtain prior clearance before engaging in securities transactions, subject to certain de minimis exceptions. Access persons include officers and directors of the Funds and Investment Manager and employees that participate in, or obtain information regarding, the purchase or sale of securities by the Funds or whose job relates to the making of any recommendations with respect to such purchases or sales. All access persons must report their personal securities transactions within thirty days of the end of each calendar quarter.

Subject to certain de minimis exceptions for access persons not involved in the fund accounting or asset management activities of the Investment Manager, access persons will not be permitted to effect transactions in a security if it: (1) is being considered for purchase or sale by the Funds; (2) is being purchased or sold by the Funds; or (3) is being offered in an initial public offering. Portfolio managers, research analysts and traders are also prohibited from purchasing or selling a security within seven calendar days before or after any Rydex | SGI Fund or other fund managed by an affiliated investment adviser trades in that security. Any material violation of the Code of Ethics is reported to the Board of the Funds. The Board also reviews the administration of the Code of Ethics on an annual basis. In addition, each Sub-Adviser has adopted its own code of ethics to which the personal securities transactions of its portfolio managers and other access persons are subject. The Code of Ethics is on public file with the SEC and is available from the Commission.

Portfolio Managers

Other Accounts Managed by Portfolio Managers — Each Portfolio Manager may also manage other registered investment companies, other pooled investment vehicles and other accounts, and each portfolio manager may own shares of the Fund he/she manages. The following table identifies, as of September 30, 20 10 , the number of, and total assets of, other registered investment companies, pooled investment vehicles and other accounts managed by each Portfolio Manager and any fund shares owned by the Portfolio Manager.

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Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Mark Bronzo	4	$293.1	None	None	12	$54.6
Michael Byrum	147	$13,270	None	None	1	$104.8
Charles Craig	1	$7.5	6	$306.7	171	$137.8
Michael Dellapa	147	$13,270	None	None	1	$104.8
Ryan Harder	147	$13,270	None	None	1	$104.8
William Jenkins	1	$7.5	6	$306.7	168	$137.8
Scott Klimo	12	$516.9	None	None	None	None
Mark Kress	12	$516.9	None	None	None	None
Mark Mitchell	7	$680.2	None	None	None	None
Joseph O’Connor	4	$288	None	None	None	None
Yon Perullo	12	$516.9	None	None	None	None
Daniel Portanova	2	$269.4	None	None	4	$5.2
James Schier	7	$2,382	None	None	15	$365.5
David Whittall	12	$516.9	None	None	None	None

As of September 30, 2010, James Schier owned between $100,000 and $500,000 in Class A Shares of the Mid Cap Value Fund and between $100,000 and $500,000 shares of the Mid Cap Value Institutional Fund; Mark Mitchell   owned between $10,001 and $50,000 in Class A shares of the Large Cap Value Fund; Mark Bronzo owned between $50,001 and $100,000 in Class A shares of the Large Cap Concentrated Growth Fund and the Mid Cap Growth Fund; Joseph O’Connor owned over $500,000 in Class A Shares of the Mid Cap Growth Fund; and Yon Perullo owned between $1 and $10,000 Shares of the Global Institutional Fund.

The following table identifies, as of September 30, 20 10 , the number of and total assets of the companies, vehicles and accounts with respect to which the advisory fee is based on performance.

Portfolio Manager1	Registered Investment Companies (Other than the Fund Listed)		Other Pooled Investment Vehicles		Other Accounts
Fund/Series	Number	Total Assets	Number	Total Assets	Number	Total Assets
Charles Craig	None	None	6	$306.7	None	None
William H. Jenkins	None	None	6	$306.7	None	None
1 Portfolio Managers not listed in this table do not manage any registered investment companies, other pooled investment vehicles, or other accounts with a performance based advisory fee

Information Regarding Conflicts of Interest and Compensation of Portfolio Managers —

Security Investors, LLC

Conflicts of Interest. From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Funds on the one hand and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”) on the other. The other accounts might have similar investment objectives or strategies as a Fund, track the same indices the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Fund.

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially

51

 more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of his or her position with a Fund, the portfolio manager knows the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with comparable investment guidelines. An investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both a Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. The Investment Manager has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a Fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he/she manages.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the manager may have an incentive to allocate the investment opportunities that he/she believes might be the most profitable to accounts with a heavily performance-oriented fee.

Compensation Information .   The Investment Manager compensates each portfolio manager for his/her management of the Funds. The portfolio managers' compensation consists of an annual salary and the potential for two discretionary awards through a short-term incentive plan and a long-term incentive plan.

The short-term incentive award is designed to create an annual pool funded through the retention of a percentage of revenue on those assets managed by the investment team. Senior management then determines individual allocations based primarily on contribution to pre-tax investment performance over the most recent one year period as well as a number of more subjective factors, including enhancements to existing products, creation of new products and concepts, support of sales, marketing and client service, and contributions to the advancement of the organization as a whole.

Certain portfolio managers are also incented through a long-term incentive plan, which is designed to reward the portfolio managers on the growth of the business as a whole. This pool funds over a three year timeframe based on the operating income growth of the business. Units, which represent the percentage of the pool, are allocated over time to individuals based upon the portfolio managers' contributions to the company's success as determined by management.

The Investment Manager also has a relocation plan for personnel that include its portfolio manager s , which provides the following benefits:

A.	Costs associated with the transportation and storage of household goods;

B.	Reasonable and customary charges associated with the sale of the previous, primary residence (not to exceed $30,000);

C.	Temporary living expenses (not to exceed 60 days);

D.	Pre-move travel for associate and spouse to locate new housing;

E.	Costs for associate and his or her dependents to travel from the old location to the new residence.

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Reimbursements for expenses that are not tax deductible will be “grossed up” (at the IRS supplemental tax rates) by the Investment Manager to minimize the associate’s tax liability. Tax deductible expenses paid by the Investment Manager will not be “grossed up.”

Mainstream Investment Advisers, LLC

Conflicts of Interests. Mainstream may conduct any other business in addition to managing and advising the Fund. Without limiting the generality of the foregoing, Mainstream and its affiliates may act as investment adviser or investment manager for other registered investment companies, pooled investment vehicles, and other accounts. Mainstream and its affiliates may also manage funds or capital for others, may have, make and maintain investments in its own name or through other entities, may serve as a consultant, partner or stockholder of one or more registered investment companies, pooled investment vehicles, other accounts, partnerships, securities firms, or advisory firms and may act as a director, officer, and/or employee of any corporation, trustee of any trust, executor or administrator of any estate, or an administrative officer of any other business entity.

Mainstream may also be a general partner of, or investment adviser to, other registered investment companies, pooled investment vehicles and accounts with an investment strategy and objective similar to the Fund. Principals and officers of Mainstream may from time to time maintain a separate account or participate as a limited partner in a pooled investment vehicle for which Mainstream serves as investment adviser contemporaneously with Mainstream's management of the Fund.

Mainstream typically aggregates orders for client portfolios with respect to the purchase and sale of securities for client portfolios using similar strategies, including securities of issuers conducting initial public offerings. Where trades are aggregated, the transactions, as well as the expenses incurred in the transactions, will be allocated by Mainstream according to a policy designed to ensure that such allocation is equitable and consistent with Mainstream's fiduciary duty to its clients.

Compensation. Mr. Jenkins is the largest equity owner of Mainstream. Mainstream compensates Mr. Jenkins and the other portfolio managers pursuant to salaries established at the beginning of each calendar year by the equity members of Mainstream. Mr. Jenkins also receives his pro rata portion of the net income of Mainstream based upon his equity ownership in Mainstream. Other portfolio managers receive bonuses based on company performance. All equity owners participate in Mainstream’s retirement plan, which is open to all eligible employees and does not discriminate in favor of Mr. Jenkins.

Proxy Voting

The Board of Directors of each Fund has delegated to the Investment Manager and each Sub-Adviser, with respect to the Funds that receive investment advice from a Sub-Adviser, the final authority and responsibility for voting proxies with respect to each Fund’s underlying securities holdings.

The Investment Manager’s Proxy Voting Policies and Procedures are designed to ensure that proxies are voted in the best interests of the applicable Fund client.

The Investment Manager has adopted Proxy Voting Guidelines which it use s in voting specific proposals. However, the vote entered on a Fund’s behalf with respect to a particular proposal may differ from the Proxy Voting Guidelines if it is determined to be in the best interest of the Fund. In addition, the manner in which specific proposals are to be voted may differ based on the type of Fund. For example, a specific proposal may be considered on a case-by-case basis for one Fund, while all other Funds may always vote in favor of the proposal. The Proxy Voting Guidelines cannot provide an exhaustive list of all the issues that may arise, nor can the Investment Manager anticipate all future situations. The Guidelines cover such agenda items as the election of directors, ratification of auditors, management and director compensation, anti-takeover mechanisms, mergers and corporate restructuring, and social and corporate policy issues.

The Investment Manager has delegated to an independent third party (the “Service Provider”) the responsibility to review proxy proposals and to vote proxies in a manner consistent with the Proxy Voting Guidelines. The Service Provider notifies the Investment Manager of all proxy proposals that do not fall within the Proxy Voting Guidelines (i.e., proposals which are either not addressed in the Proxy Voting Guidelines or proposals for which the Investment Manager has indicated that a decision will be made on a case-by-case basis), and the Investment Manager then directs the Service Provider how to vote on that particular proposal.

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The Investment Manager may occasionally be subject to conflicts of interest in the voting of proxies. Accordingly each has adopted procedures to identify potential conflicts and to ensure that the vote made is in the best interest of the Fund and is not a result of the conflict.

Pursuant to such procedures, the Investment Manager may resolve a conflict in a variety of ways, including the following: voting in accordance with its established voting guidelines; voting in accordance with the recommendation of an independent fiduciary appointed for that purpose; or abstaining. Ultimately, if the Investment Manager cannot resolve a conflict of interest, it will seek guidance from the Board of Directors of the relevant Fund.

Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the Fund’s custodian bank. The Investment Manager may be unable to vote or may determine not to vote a proxy on behalf of one or more Funds. For example, the Investment Manager will generally abstain from voting a proxy in circumstances where, in its respective judgment, the costs exceed the expected benefits to the Fund.

With respect to the portion of the Alpha Opportunity Fund that it sub-advises, Mainstream has retained Broadbridge Investor Communication Solutions, Inc. to provide proxy voting services to ensure that proxies are voted in the best interests of the Fund’s shareholders. Proxies are voted according to Glass, Lewis & Co. recommendations and guidelines in a manner that generally supports management while carefully limiting risk to investors. In the event a vote is needed on an issue that falls outside of recommended guidelines, the appropriate Mainstream portfolio manager would decide how to vote the proxy in the best interest of the Fund. If conflicts of interest are discovered, Mainstream may, after careful consideration, refrain from voting the proxies.

The Funds will be required to file SEC Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. Once filed, the Form will be available without charge: (1) from the Funds, upon request by calling 1-800-888-2461, and (2) on the SEC’s website at www.sec.gov.

Distributor

Rydex Distributors, LLC (the “Distributor”), 806 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, a Maryland corporation serves as the principal underwriter for shares of the Funds pursuant to Distribution Agreements. The Distributor acts in such capacity on a best-efforts basis and offers shares of the Funds on a continuous basis. The Distributor also acts as principal underwriter for Security Income Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust and as co-underwriter for SBL Fund.

The Distributor receives a maximum commission on sales of Class A shares of 5.75% and allows a maximum discount of 5% from the offering price to authorized dealers on the Fund shares sold. The discount is the same for all dealers, but the Distributor at its discretion may increase the discount for specific periods.

The Distributor does not receive any compensation from All Cap Growth Fund, All Cap Value Fund, Alpha Opportunity Fund, Global Institutional Fund, Large Cap Value Institutional Fund, Mid Cap Value Institutional Fund and Small Cap Value Fund for the distribution of Institutional Class shares.

Rydex Distributors, LLC became a distributor to the Funds on March 16, 2009, and, therefore, did not receive any commissions during the fiscal year ended September 30, 200 8 .

For the fiscal years ended September 30, 20 10 , 200 9 and 200 8 , the Distributor and/or Funds’ former distributor, Security Distributors, Inc. (1) received gross underwriting commissions on Class A shares, (2) retained net underwriting commissions on Class A shares, and (3) received contingent deferred sales charges on redemptions of Class B and Class C shares in the amounts set forth in the tables below.

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Security Distributors, Inc. – Gross Underwriting Commissions
	2010	2009	2008
Large Cap Value Fund	$ 6,748	$ 60,375	$ 7,640
All Cap Growth Fund1	None	None	None
All Cap Value Fund1	32	6,148	None
Alpha Opportunity Fund	0	7,934	3,996
Large Cap Core Fund	5,714	53,233	15,543
Global Fund	20,806	105,084	19,898
Mid Cap Value Fund	57,738	309,032	81,384
Large Cap Concentrated Growth Fund	1,132	19,696	5,031
Small Cap Growth Fund	1,420	75,846	3,485
Small Cap Value Fund	972	1,598	0
Mid Cap Growth Fund	6,010	42,080	6,402

Security Distributors, Inc. – Net Underwriting Commissions
	2010	2009	2008
Large Cap Value Fund	$ 5,586	$ 28,805	$ 29,950
All Cap Growth Fund1	None	None	None
All Cap Value Fund1	32	6,147	None
Alpha Opportunity Fund	0	7,840	20,241
Large Cap Core Fund	4,744	23,820	18,753
Global Fund	20,101	84,281	128,700
Mid Cap Value Fund	53,880	293,004	295,409
Large Cap Concentrated Growth Fund	856	11,545	14,253
Small Cap Growth Fund	991	69,527	11,748
Small Cap Value Fund	961	1,114	0
Mid Cap Growth Fund	5,553	27,378	34,713

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Security Distributors, Inc. – Compensation on Redemptions
	2010	2009	2008
Large Cap Value Fund	$1,582	$ 9,015	$ 11,674
All Cap Growth Fund1	None	None	None
All Cap Value Fund1	0	None	None
Alpha Opportunity Fund	31	11,117	6,794
Large Cap Core Fund	146	12,349	24,114
Global Fund	426	6,873	24,383
Mid Cap Value Fund	6,780	77,107	187,634
Large Cap Concentrated Growth Fund	476	5,884	14,928
Small Cap Growth Fund	14	2,457	8,243
Small Cap Value Fund	0	20	5
Mid Cap Growth Fund	362	9,230	15,508
1    Because All Cap Value Fund had not yet commenced operations as of September 30, 2008, no fees were paid to the Distributor for the fiscal years ended September 30, 2008. Because All Cap Growth Fund had not yet commenced operations as of September 30, 20 10 , no fees were paid to the Distributor for the past three fiscal years.

Rydex Distributors, LLC – Gross Underwriting Commissions
2010
Large Cap Value Fund	$ 55,466
All Cap Growth Fund 1	None
All Cap Value Fund 1	650
Alpha Opportunity Fund	0
Large Cap Core Fund	47,263
Global Fund	31,864
Mid Cap Value Fund	279,436
Large Cap Concentrated Growth Fund	12,074
Small Cap Growth Fund	9,457
Small Cap Value Fund	3,409
Mid Cap Growth Fund	26,842

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Rydex Distributors, LLC – Net Underwriting Commissions
2010
Large Cap Value Fund	$ 9,344
All Cap Growth Fund1	None
All Cap Value Fund1	0
Alpha Opportunity Fund	0
Large Cap Core Fund	5, 956
Global Fund	4,949
Mid Cap Value Fund	37,948
Large Cap Concentrated Growth Fund	0
Small Cap Growth Fund	1,372
Small Cap Value Fund	1,154
Mid Cap Growth Fund	4,566

Rydex Distributors, LLC – Compensation on R e demptions
2010
Large Cap Value Fund	$ 9,213
All Cap Growth Fund1	None
All Cap Value Fund1	824
Alpha Opportunity Fund	2,766
Large Cap Core Fund	0
Global Fund	9,214
Mid Cap Value Fund	77,166
Large Cap Concentrated Growth Fund	6,627
Small Cap Growth Fund	1,882
Small Cap Value Fund	122
Mid Cap Growth Fund	6, 396

The Distributor, on behalf of the Funds, may act as a broker in the purchase and sale of securities not effected on a securities exchange, provided that any such transactions and any commissions shall comply with requirements of the 1940 Act and all rules and regulations of the SEC. The Distributor has not acted as a broker and thus received no brokerage commissions.

Each Fund’s Distribution Agreement is renewable annually either by its Board of Directors or by the vote of a majority of the Fund’s outstanding securities, and, in either event, by a majority of the Board who are not parties to the contract or interested persons of any such party. The contract may be terminated by either party upon 60 days’ written notice.

Allocation of Portfolio Brokerage

Transactions in portfolio securities shall be effected in such manner as deemed to be in the best interests of the respective Funds. In reaching a judgment relative to the qualifications of a broker/dealer (“broker”) to obtain the best execution of a particular transaction, all relevant factors and circumstances will be taken into account by the Investment Manager or relevant Sub-Adviser, including the overall reasonableness of commissions paid to a broker, the firm’s general execution and operational capabilities, its responsiveness (which may include such things as the broker’s willingness to commit capital and whether the broker’s representatives are accommodating), and its reliability

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and financial condition. Subject to the foregoing considerations, the execution of portfolio transactions may be directed to brokers who furnish investment information or research services to the Investment Manager or relevant Sub-Adviser. Such investment information and research services include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities and purchasers or sellers of securities, and furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and performance of accounts. Such investment information and research services may be furnished by brokers in many ways, including: (1) on-line database systems and the equipment for which is provided by the broker that enable the Investment Manager to have real-time access to market information, including quotations; (2) economic research services, such as publications, chart services and advice from economists concerning macroeconomic information; and (3) analytical investment information concerning particular corporations.

In some cases, the computer and other equipment furnished by the broker may have additional uses that are not related to the investment services and research information. In such cases, the Investment Manager or Sub-Adviser must allocate the value of the computer and other equipment into research and non-research categories. Since that portion allocable to research can be paid from Fund brokerage commissions rather than being paid by the Investment Manager or Sub-Adviser, the Investment Manager or Sub-Adviser will have a conflict of interest in making the allocation. Finally, the investment services or research information provided to the Investment Manager or Sub-Adviser may be produced by parties other than the broker effecting the portfolio transaction.

If a transaction is directed to a broker supplying investment services or research information, the transaction charges (i.e., a commission or a charge that is deemed to be the equivalent of a commission) paid for such transaction may be in excess of the transaction charges another broker would have charged for effecting that transaction provided that the Investment Manager or relevant Sub-Adviser shall have determined in good faith that the transaction charges are reasonable in relation to the value of the investment information or the research services provided, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Manager or relevant Sub-Adviser with respect to all accounts as to which it exercises investment discretion. The Investment Manager or relevant Sub-Adviser may use all, none, or some of such information and services in providing investment advisory services to each of the mutual funds under its management, including the Funds. Portfolio transactions may also be placed with the Distributor or with a Sub-Adviser’s affiliated broker (including transactions in which the security is being underwritten by an affiliated broker) to the extent and in the manner permitted by applicable law.

The Funds may also buy securities from, or sell securities to, dealers acting as principals or market makers. Except as noted below, the Investment Manager generally will not purchase investment information or research services in connection with such principal transactions. The Investment Manager and relevant Sub-Adviser, however, may purchase investment information or research services in connection with riskless principal transactions that are reported pursuant to certain FINRA rules that ensure transparency as to security price and transaction charges, or in connection with transactions in other markets having regulations that ensure comparable transparency of security prices and charges. In addition, the Investment Manager and relevant Sub-Adviser may obtain investment information or research services in connection with investments in underwritten fixed price offerings consistent with certain FINRA rules.

The Investment Manager may enter into agreements with certain brokers, called “Commission Sharing Agreements,” pursuant to which the Investment Manager may place trades on behalf of its clients, including the Global Fund, Global Institutional Fund and Alpha Opportunity Fund, with these brokers for negotiated brokerage commission rates. In turn, under the terms of the agreements, the brokers retain a portion of the brokerage commissions to cover the trades’ execution costs and then credit a negotiated portion of the brokerage commissions to accounts used by the brokers to pay other firms for research products or services for the benefit of the Investment Manager and its clients, including the Global Fund, Global Institutional Fund and Alpha Opportunity Fund.

Securities held by the Funds may also be held by other investment advisory clients of the Investment Manager and/or relevant Sub-Adviser, including other investment companies. In addition, SBL may also hold some of the same securities as the Funds. When selecting securities for purchase or sale for a Fund, the Investment Manager and/or relevant Sub-Adviser may at the same time be purchasing or selling the same securities for one or more of such other accounts. Subject to the Investment Manager’s obligation to seek best execution, such purchases or sales may be executed simultaneously or “bunched.” It is the policy of the Investment Manager not to favor one account over the other. Any purchase or sale orders executed simultaneously are allocated at the average price and as nearly as practicable on a pro rata basis (transaction costs will also be shared on a pro rata basis) in proportion to the amounts ordered to be purchased or sold by each account. In those instances where it is not practical to allocate

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purchase or sale orders on a pro rata basis, the allocation will be made on a rotating or other equitable basis. While it is conceivable that in certain instances this procedure could adversely affect the price or number of shares involved in the Fund’s transaction, it is believed that the procedure generally contributes to better overall execution of the Fund’s portfolio transactions. The Board of Directors of the Funds has adopted guidelines governing this procedure and will monitor the procedure to determine that the guidelines are being followed and that the procedure continues to be in the best interest of the Fund and its shareholders. With respect to the allocation of initial public offerings (“IPO”), the Investment Manager may determine not to purchase such offerings for certain of its clients (including investment company clients) due to the limited number of shares typically available to the Investment Manager in an IPO.

The following table sets forth the brokerage fees paid by the Funds during the last three fiscal years and certain other information:

Fund 1	Year	Fund Total Brokerage Commissions Paid	Fund Brokerage Commissions Paid to Security Distributors, Inc. and Rydex Distributors, LLC , the former and current Underwriters	Fund Transactions Directed to and Commissions Paid to Broker/Dealers who also Performed Services
				Transactions	Brokerage Commissions
Security Large Cap Value Fund	2010	$ 31,690	$ 0	$ 3,423,828	$ 4,820
	2009	53,602	0	3,504,109	6,419
	2008	100,220	0	15,872,865	26,038
Security Large Cap Value Institutional Fund	2010	1,797	0	166,624	241
	2009	2,891	0	174,858	257
	2008	1,322	0	60,576	80
Security Equity Fund – Large Cap Core Fund	2010	422,057	0	58,105,997	48,347
	2009	337,760	0	30,550,201	30,186
	2008	363,715	0	40,750,771	52,250
Security Equity Fund – All Cap Value Fund 2	2010	3,025	0	168,666	314
	2009	1,894	0	56,533	139
	2008	N/A	N/A	N/A	N/A
Security Equity Fund – Alpha Opportunity Fund	2010	95,118	0	40,245,059	6,793
	2009	159,078	0	24,443,488	34,476
	2008	369,970	0	87,023,811	76,539
Security Equity Fund – Global Fund	2010	446,482	0	353,788,373	233,376
	2009	651,516	0	297,162,431	231,395
	2008	1,040,896	0	239,604,929	271,259
Security Equity Fund – Global Institutional Fund	2010	19,635	0	15,854,484	10,411
	2009	41,022	0	17,707,305	13,895
	2008	14,348	0	3,521,911	5,075
Security Equity Fund – Mid Cap Value Fund	2010	1,335,939	0	116,600,020	226,022
	2009	1,432,752	0	81,849,110	232,454
	2008	2,040,402	0	163,044,297	454,913
Security Equity Fund – Mid Cap Value Institutional Fund	2010	535,650	0	42,462,042	83,588
	2009	427,662	0	14,924,909	40,973
	2008	27,407	0	1,070,350	4,196
Security Equity Fund – Large Cap Concentrated Growth Fund	2010	156,787	0	23,745,875	19,450
	2009	106,576	0	10,943,781	9,843
	2008	83,913	0	8,911,373	10,145
Security Equity Fund – Small Cap Growth Fund	2010	47,916	0	7,218,048	11,204
	2009	69,494	0	939,451	1,139
	2008	171,760	0	61,879,654	90,513
Security Equity Fund – Small Cap Value Fund	2010	30,251	0	1,411,539	4,237
	2009	10,037	0	509,384	1,906
	2008	2,215	0	125,993	437

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Fund 1	Year	Fund Total Brokerage Commissions Paid	Fund Brokerage Commissions Paid to Security Distributors, Inc. and Rydex Distributors, LLC , the former and current Underwriters	Fund Transactions Directed to and Commissions Paid to Broker/Dealers who also Performed Services
				Transactions	Brokerage Commissions
Security Mid Cap Growth Fund	2010	283,478	0	19,044,688	20,925
	2009	301,733	0	14,277,067	22,852
	2008	424,417	0	30,884,166	36,501
1   All Cap Growth Fund had not yet commenced operations as of September 30, 2010. Therefore, there were no brokerage fees paid by the Fund during the last three fiscal years.

2   All Cap Value Fund had not yet commenced operations as of September 30, 2008. Therefore, there were no brokerage fees paid by the Fund during the fiscal year ended September 30, 2008 .

How Net Asset Value is Determined

The per share NAV of each Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding. The public offering price for each Fund is its NAV per share plus, in the case of Class A shares, the applicable sales charge. The NAV and offering price are computed once daily as of the close of regular trading hours on the NYSE (normally 4:00 p.m. Eastern Standard Time) on each day the Exchange is open for trading, which is Monday through Friday, except for the following dates when the Exchange is closed in observance of federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The offering price determined at the close of business on the NYSE on each day on which the Exchange is open will be applicable to all orders for the purchase of Fund shares received and accepted by the dealer prior to such close of business and transmitted to the Distributor or Investment Manager prior to the close of their business day (normally 4:00 p.m. Eastern Standard Time unless the NYSE closes early). In addition, pursuant to contractual arrangements with the Distributor or T ransfer A gent, orders received by a financial intermediary prior to the close of the NYSE may be sent on the next following business day and receive the previous day’s price.

Orders received and accepted by the dealer or other financial intermediary after the close of business of the NYSE or on a day when the NYSE is closed will be filled on the basis of the offering price determined as of the close of business of the NYSE on the next day on which the NYSE is open. It is the responsibility of the dealer to promptly transmit orders to the Funds and to conform to the policies set forth above.

In determining NAV, securities listed or traded on a national securities exchange are valued on the basis of the last sale price. Fund securities listed on the NASDAQ Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq official Closing Price, which may not necessarily represent the last sale price. If there are no sales on a particular day, then the securities shall be valued at the last bid price. All other securities for which market quotations are available are valued on the basis of the last current bid price. If there is no bid price, or if the bid price is deemed to be unsatisfactory by the Board of Directors or the Investment Manager, then the securities shall be valued in good faith by such method as the Board of Directors determines will reflect their fair market value.

In addition, if between the time trading ends on a particular security and the close of trading on the NYSE, events occur that materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by the Investment Manager under procedures approved by the Board of Directors. In such a case, the Fund’s NAV will be subject to the judgment of the Investment Manager rather than being determined by the market.

Because the expenses of distribution are borne by Class A shares through a front-end sales charge, by Class B and Class C shares through an ongoing distribution fee, and Institutional Class shares do not have distribution expenses paid by the Funds, the expenses attributable to each class of shares will differ, resulting in different NAVs.

How to Redeem Shares

Shareholders may turn in their shares directly to the Transfer Agent for redemption at NAV (which may be more or less than the investor’s cost, depending upon the market value of the portfolio securities at the time of redemption). The redemption price in cash will be the NAV next determined after the time when such shares are tendered for redemption less any applicable contingent deferred sales charge . Orders by a fund of funds for which

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the Investment Manager or an affiliate serves as investment manager will be treated as received by a Fund at the same time that the corresponding orders are received in proper form by the fund of funds.

Shares will be redeemed on request of the shareholder in proper order to the Transfer Agent ,. A request is made in proper order by submitting the following items to the Transfer Agent : (1) a written request for redemption signed by all registered owners exactly as the account is registered, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed; (2) a guarantee of all signatures on the written request or on the share certificate or accompanying stock power; (3) any share certificates issued for any of the shares to be redeemed; and (4) any additional documents which may be required by the Transfer Agent for redemption by corporations or other organizations, executors, administrators, trustees, custodians or the like. Transfers of shares are subject to the same requirements. A signature guarantee is not required for redemptions of $25,000 or less ($100,000 or less for Institutional Class shares), requested by and payable to all shareholders of record for an account, to be sent to the address of record. The signature guarantee must be provided by an eligible guarantor institution, such as a bank, broker, credit union, national securities exchange or savings association. The Transfer Agent reserves the right to reject any signature guarantee pursuant to its written procedures, which may be revised in the future. To avoid delay in redemption or transfer, shareholders having questions should contact the Transfer Agent .

The Articles of Incorporation of Security Equity Fund and Security Large Cap Value Fund provide that the Board of Directors, without the vote or consent of the shareholders, may adopt a plan to redeem at NAV all shares in any shareholder account in which there has been no investment (other than the reinvestment of income dividends or capital gains distributions) for the last six months and in which there are fewer than 25 shares or such fewer number of shares as may be specified by the Board of Directors. Any plan of involuntary redemption adopted by the Board of Directors shall provide that the plan is in the economic best interests of the Fund or is necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. Such plan shall further provide that prior notice of at least six months shall be given to a shareholder before involuntary redemption, and that the shareholder will have at least six months from the date of the notice to avoid redemption by increasing his or her account to at least the minimum number of shares established in the Articles of Incorporation, or such fewer shares as are specified in the plan.

The amount due on redemption will be the NAV of the shares next computed after the redemption request in proper order is received by a Fund or its agent, less any applicable deferred sales charge. Payment of the redemption price will be made by check (or by wire at the sole discretion of the Transfer Agent if wire transfer is requested, including name and address of the bank and the shareholder’s account number to which payment is to be wired) within seven days after receipt of the redemption request in proper order. The check will be mailed to the shareholder’s registered address (or as otherwise directed). Remittance by wire (to a commercial bank account in the same name(s) as the shares are registered) or by express mail, if requested, will be at a charge of $20, which will be deducted from the redemption proceeds. Redemption proceeds can be sent by electronic funds transfer, free of charge, to the shareholder’s bank account.

When investing in the Funds, shareholders are required to furnish their tax identification number and to state whether or not they are subject to withholding for prior underreporting, certified under penalties of perjury as prescribed by the Internal Revenue Code. To the extent permitted by law, the redemption proceeds of shareholders who fail to furnish this information will be reduced by $50 to reimburse for the IRS penalty imposed for failure to report the tax identification number on information reports.

Payment in cash of the amount due on redemption, less any applicable deferred sales charge, for shares redeemed will be made within seven days after tender, except that the Funds may suspend the right of redemption during any period when trading on the NYSE is restricted or such Exchange is closed for other than weekends or holidays, or any emergency is deemed to exist by the SEC. When a redemption request is received in good order, the redemption proceeds are deposited into a redemption account established by the Distributor, and the Distributor sends a check in the amount of redemption proceeds to the shareholder. The Distributor earns interest on the amounts maintained in the redemption account. Conversely, the Distributor may cause payments to be made to the Funds in the case of orders for purchase of Fund shares before it actually receives federal funds.

In addition to the foregoing redemption procedure, the Funds repurchase shares from brokers and other financial intermediaries at the price determined as of the close of business on the day such offer is confirmed. The Distributor and T ransfer A gent have been authorized, as agent, to make such repurchases for the Funds’ account. Dealers may charge a commission or other fee on the repurchase of shares.

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The repurchase or redemption of shares held in a tax-qualified retirement plan must be effected through the trustee of the plan and may result in adverse tax consequences. (See “Purchases for Retirement Plans”)

At various times the Funds may be requested to redeem shares for which they have not yet received good payment. Accordingly, the Funds may delay the mailing of a redemption check until such time as they have assured themselves that good payment (e.g., cash or certified check on a U.S. bank) has been collected for the purchase of such shares, which may take up to 15 days from the purchase date.

The Funds intend to pay redemption proceeds in cash. However, under unusual conditions that make payment in cash unwise (and for the protection of the remaining shareholders of the Funds), the Funds reserve the right to pay all, or part, of the redemption proceeds in liquid securities with a market value equal to the redemption price (“redemption in kind”). In the event a shareholder were to receive a redemption in kind of portfolio securities of the Funds, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

Telephone Redemptions — A shareholder may redeem uncertificated shares in amounts up to $25,000 by telephone request, provided the shareholder has completed the Telephone Redemption section of the application or a Telephone Redemption form, which may be obtained from the Transfer Agent . The proceeds of a telephone redemption will be sent to the shareholder at his or her address as set forth in the application or in a subsequent written authorization with a signature guarantee. Once authorization has been received by the Transfer Agent , a shareholder may redeem shares by calling the Funds at (800) 888-2461, on weekdays (except holidays) between 8:00 a.m. and 7:00 p.m. Eastern Standard Time. Redemption requests received by telephone after the close of the NYSE (normally 4:00 p.m. Eastern Standard Time) will be treated as if received on the next business day. Telephone redemptions are not accepted for IRA and 403(b)(7) accounts. A shareholder who authorizes telephone redemptions authorizes the Transfer Agent to act upon the instructions of any person identifying himself as the owner of the account or the owner’s broker. The Transfer Agent has established procedures to confirm that instructions communicated by telephone are genuine and may be liable for any losses due to fraudulent or unauthorized instructions if it fails to comply with its procedures. The Transfer Agent ’s procedures require that any person requesting a redemption by telephone provide the account registration and number, the owner’s tax identification number, and the dollar amount or number of shares to be redeemed, and such instructions must be received on a recorded line. Neither the Fund, the Transfer Agent , nor the Distributor will be liable for any loss, liability, cost or expense arising out of any redemption request, provided that the Transfer Agent complied with its procedures. Thus, a shareholder who authorizes telephone redemptions may bear the risk of loss from a fraudulent or unauthorized request. The telephone redemption privilege may be changed or discontinued at any time by the Transfer Agent or the Funds.

During periods of severe market or economic conditions, telephone redemptions may be difficult to implement, and shareholders should make redemptions by mail as described under “How to Redeem Shares.”

How to Exchange Shares

Shareholders of the Funds may exchange their shares for shares of the same class of shares of another of the Funds or for shares of certain other mutual funds , or as described below , including Rydex | SGI Intermediate Bond and High Yield Funds. Effective as of the transfer agency conversion , you may exchange shares for the same class of shares of the series of Rydex Series Funds and the Rydex Dynamic Funds (together with the Funds, the “Rydex | SGI Funds”). Exchanges may be made only in those states where shares of the fund into which an exchange is to be made are available for sale.

Class A, Class B, Class C and Institutional Class shares of the Funds may be exchanged for Class A, Class B, Class C and Institutional Class shares, respectively, of another of the available funds. Shareholders of Class A shares may exchange their shares for Institutional Class shares if the shareholders meet the minimum initial investment and the specific eligibility requirements. Shareholders of Institutional Class shares may exchange their shares for Class A shares of the Rydex | SGI Funds.The Class A shares will subject to all of the Class A Share conditions, including any applicable sales charges. No exchanges of Class C shares are allowed with a Fund that does not offer such Class of shares. Any contingent deferred sales charge applicable to exchanged Class A, Class B or Class C shares will be calculated from the date of the initial purchase. Such transactions generally have the same

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tax consequences as ordinary sales and purchases. No service fee is presently imposed on such an exchange. They are not tax-free exchanges.

Exchanges are made promptly upon receipt of a properly completed Exchange Authorization form and (if issued) share certificates in good order for transfer. If the shareholder is a corporation, partnership, agent, fiduciary or surviving joint owner, additional documentation of a customary nature, such as a stock power and guaranteed signature, will be required. (See “How to Redeem Shares”)

The exchange privilege is not intended as a vehicle for short-term or excessive trading. At the discretion of the management of the Funds, upon notice to shareholders, this privilege may be changed or discontinued at any time.

Before exchanging your shares for shares of another mutual fund in the Rydex | SGI Funds that is distributed by the Distributor and offered through another prospectus, you should request the prospectus of the mutual fund into which you are contemplating exchanging your shares and review it carefully, as the other mutual fund may be subject to fees, charges or expenses that are different from the shares that you are exchanging.

Exchange By Telephone — To exchange shares by telephone, a shareholder must have completed either the Telephone Exchange section of the application or an Electronic Exchange Authorization form, which may be obtained from the Transfer Agent . Authorization must be on file with the Transfer Agent before exchanges may be made by telephone. Once authorization has been received by the Transfer Agent , a shareholder may exchange shares by telephone by calling the Funds at (800) 888-2461, on weekdays (except holidays) between the hours of 8:00 a.m. and 7:00 p.m. Eastern Standard Time. Exchange requests received after the close of the NYSE (normally 4:00 p.m. Eastern Standard Time) will be treated as if received on the next business day. Shares which are held in certificate form may not be exchanged by telephone.

The telephone exchange privilege is only permitted between accounts with identical registrations. The   Transfer Agent has established procedures to confirm that instructions communicated by telephone are genuine and may be liable for any losses due to fraudulent or unauthorized instructions if it fails to comply with its procedures. The Transfer Agent ’s procedures require that any person requesting an exchange by telephone provide the account registration and number, the tax identification number, the dollar amount or number of shares to be exchanged, and the names of the Rydex | SGI Funds from which and into which the exchange is to be made, and such instructions must be received on a recorded line. Neither the Funds, the Transfer Agent nor the Distributor will be liable for any loss, liability, cost or expense arising out of any request, including any fraudulent request, provided the   Transfer Agent complied with its procedures. Thus, a shareholder who authorizes telephone exchanges may bear the risk of loss in the event of a fraudulent or unauthorized request. This telephone exchange privilege may be changed or discontinued at any time at the discretion of the management of the Funds. In particular, the Funds may set limits on the amount and frequency of such exchanges, in general or as to any individual who abuses such privilege.

Dividends and Taxes

It is each Fund’s policy to pay dividends from net investment income as from time to time declared by the Board of Directors and to distribute realized capital gains (if any) in excess of any capital losses and capital loss carryovers, at least once a year. Because Class A shares of the Funds bear most of the costs of distribution of such shares through payment of a front-end sales charge and Institutional Class shares bear no distribution expenses, while Class B and Class C shares of the Funds bear such costs through a higher distribution fee, expenses attributable to Class B and Class C shares, generally, will be higher and as a result, income distributions paid by the Funds with respect to Class B and Class C shares generally will be lower than those paid with respect to Class A and Institutional Class shares. Because the value of a share is based directly on the amount of the net assets rather than on the principle of supply and demand, any distribution of capital gains or payment of an income dividend will result in a decrease in the value of a share equal to the amount paid. All such dividends and distributions are automatically reinvested on the payable date in shares of the Funds at NAV as of the record date (reduced by an amount equal to the amount of the dividend or distribution), unless the Transfer Agent is previously notified in writing by the shareholder that such dividends or distributions are to be received in cash. A shareholder may request that such dividends or distributions be directly deposited to the shareholder’s bank account. A shareholder who elected not to reinvest dividends or distributions paid with respect to Class A shares may, at any time within 30 days after the payment date, reinvest a dividend check without imposition of a sales charge.

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The Funds will not pay dividends or distributions of less than $25 in cash but will automatically reinvest them. Distributions of net investment income and any short-term capital gains by the Funds are taxable as ordinary income whether received in cash or reinvested in additional shares.

Tax Considerations — The following summarizes certain federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here is not intended as a substitute for careful tax planning. The discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income derived with respect to its business of investing in such stock, securities, or currencies (“Qualifying Income Test”); (ii) diversify its holdings so that, at the end of each quarter of the taxable year (or within 30 days after such quarter), (a) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), of two or more issuers which the Fund controls (as that term is defined in the relevant provisions of the Code) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships; and (iii) distribute at least 90% of the sum of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) and its net tax-exempt interest each taxable year.

The Treasury Department is authorized to promulgate regulations under which foreign currency gains would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities (or options and futures with respect to securities). To date, no such regulations have been issued.

Certain requirements relating to the qualification of a Fund as a regulated investment company may limit the extent to which a Fund will be able to engage in certain investment practices, including transactions in futures contracts and other types of derivative securities transactions. In addition, if a Fund were unable to dispose of portfolio securities due to settlement problems relating to foreign investments or due to the holding of illiquid securities, the Fund’s ability to qualify as a regulated investment company might be affected.

A Fund qualifying as a regulated investment company generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the net short-term capital losses), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains.

Generally, regulated investment companies, like the Funds, must distribute amounts on a timely basis in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% federal excise tax. Generally, to avoid the tax, a regulated investment company must distribute during each calendar year: (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98 .2 % of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the 12-month period ending on October 31 of the calendar year, and (iii) all ordinary income and capital gains for previous years that were not distributed or taxed during such years. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution, including an “exempt-interest dividend,” will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the

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Fund during January of the following calendar year. Such distributions are taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

If a Fund were unable to distribute an amount equal to substantially all of its investment company taxable income (as determined for U.S. tax purposes) within applicable time periods, the Fund would not qualify for the favorable federal income tax treatment afforded regulated investment companies, or, even if it did so qualify, it might become liable for federal taxes on undistributed income. In addition, the ability of a Fund to obtain timely and accurate information relating to its investments is a significant factor in complying with the requirements applicable to regulated investment companies in making tax-related computations. Thus, if a Fund were unable to obtain accurate information on a timely basis, it might be unable to qualify as a regulated investment company, or its tax computations might be subject to revisions (which could result in the imposition of taxes, interest and penalties).

For federal income tax purposes, dividends paid by the Funds from net investment income may qualify for the corporate stockholder’s dividends received deduction to the extent the relevant Fund designates the amount distributed as a qualified dividend. The aggregate amount designated as a qualified dividend by a Fund cannot exceed the aggregate amount of dividends received by such Fund from domestic corporations for the taxable year. The corporate dividends received deduction will be limited if the shares with respect to which the dividends are received are treated as debt-financed or are deemed to have been held less than 46 days. In addition, a corporate stockholder must hold Fund shares for at least 46 days to be eligible to claim the dividends received deduction. All dividends from net investment income, together with distributions of any realized net short-term capital gains, whether paid direct to the shareholder or reinvested in shares of the Funds, are taxable as ordinary income.

The excess of net long-term capital gains over short-term capital losses realized and distributed by the Funds or reinvested in Fund shares will generally be taxable to shareholders as long-term capital gain. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares. Advice as to the tax status of each year’s dividends and distributions will be mailed annually. A purchase of shares shortly before payment of a dividend or distribution may be disadvantageous because the dividend or distribution to the purchaser has the effect of reducing the per share NAV of the shares by the amount of the dividends or distributions. In addition, all or a portion of such dividends or distributions (although in effect a return of capital) may be taxable.

Current tax law (which is scheduled to expire after 201 2 ) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividend income. The aggregate amount designated as qualified dividend income by a Fund cannot exceed the aggregate amount of dividends received by such Fund from domestic corporations and certain qualified foreign corporations for the taxable year. Qualified dividend income will be limited if the shares with respect to which the dividends are received are deemed to have been held less than 61 days. The rate reductions do not apply to corporate taxpayers or to foreign shareholders. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A Fund shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from income derived from interest on bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which the Funds invest do not pay significant dividends on their stock, the Funds may not derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Generally, gain or loss realized upon the sale or redemption of shares (including the exchange of shares for shares of another fund) will be capital gain or loss if the shares are capital assets in the shareholder’s hands and will be taxable to shareholders as long-term capital gains or losses if the shares had been held for more than one year at the time of sale or redemption. Net capital gains on shares held for less than one year will be taxable to shareholders as short-term capital gains. Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to the shareholder with respect to such shares. In addition, any loss realized on a sale, exchange or redemption of shares will be disallowed to the extent the shares disposed of are replaced

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within a period of 61 days, beginning 30 days before and ending 30 days after the date the shares are disposed of, such as pursuant to the reinvestment of dividends. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Under certain circumstances, the sales charge incurred in acquiring Class A shares of the Funds may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies in circumstances when shares of the Fund are exchanged within 90 days after the date they were purchased and new shares in a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the sales charge initially. Instead, the portion of the sales charge affected by this rule will be treated as an amount paid for the new shares.

Back-up Withholding — Each Fund generally will be required to withhold federal income tax at a rate of 28% (currently scheduled to increase to 31% after 201 1 ) (“back-up withholding”) from dividends paid (other than exempt-interest dividends), capital gain distributions and redemption proceeds to shareholders if (1) the shareholder fails to furnish the applicable Fund with the shareholder’s correct taxpayer identification number or social security number; (2) the IRS notifies the shareholder or the applicable Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to back-up withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability.

Passive Foreign Investment Companies — Some of the Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC if at least one half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an “excess distribution” received with respect to PFIC stock is treated as having been realized ratably over a period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund’s holding period in prior taxable years (an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market a Fund’s PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code) with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would be eliminated, but a Fund could, in limited circumstances, incur nondeductible interest charges. A Fund’s intention to qualify annually as a regulated investment company may limit the Fund’s elections with respect to PFIC stock.

Although not required to do so, it is likely that the Funds will choose to make the mark to market election with respect to PFIC stock acquired and held. If this election is made, the Funds may be required to make ordinary dividend distributions to their shareholders based on the Funds’ unrealized gains for which no cash has been generated through disposition or sale of the shares of PFIC stock.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

Options, Futures, Forward Contracts and Swap Agreements — Certain options, futures contracts, and forward contracts in which a Fund may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign

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currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and at certain other times as prescribed pursuant to the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by a Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, swap agreements and other financial contracts to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Because only a few regulations regarding the treatment of swap agreements and related caps, floors and collars have been implemented, the tax consequences of such transactions are not entirely clear. The Funds intend to account for such transactions in a manner deemed by them to be appropriate, but the Internal Revenue Service might not necessarily accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected or taxes and interest may be imposed upon the examination and challenged by the Internal Revenue Service.

The requirements applicable to a Fund’s qualification as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements and other financial contracts.

Under current tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend” to instead be taxed as the rate of tax applicable to ordinary income.

Market Discount — If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase amount is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to a portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.” A Fund may elect to include market discount in income currently. If this election is made, it will apply to all debt securities that the Fund holds which have market discount.

Original Issue Discount — Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on

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account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest, and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Constructive Sales — These rules may affect timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

Foreign Taxation — Income received by a Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The payment of such taxes will reduce the amount of dividends and distributions paid to the Fund’s shareholders. So long as a Fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and more than 50% of such Fund’s assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders. In such a case, the shareholders would also have to include the amount of such foreign taxes in their income.

Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Foreign Currency Transactions — Under the Code, gains or losses attributable to fluctuations in exchange rates, which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that a Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Redemption Charge — For convenience, the redemption charge is referred to as a charge, but the overall arrangement in fact calls for payment in exchange for shares at 98% of net asset value. It thus is more accurately characterized as a reduced price for your shares than as a fee or charge.

The tax consequences of the redemption charge are not entirely clear. Although there is some authority to the effect that a fund would recognize taxable income in such circumstances, there is also authority, which the Global Fund intends to follow, that a fund does not recognize income. It is possible that the Internal Revenue Service or other taxing authorities might successfully contest the Global Fund’s tax treatment of this arrangement on this basis or for other reasons.

Foreign Shareholders — Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”) depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the fund, and distributions of net long-term capital gains that

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are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

Effective January 1, 2013, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

The tax consequences to a foreign shareholder entitled to claim the benefits of any applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign taxes and the potential applicability of the U.S. estate tax.

Other Taxes — The foregoing discussion is general in nature and is not intended to provide an exhaustive presentation of the tax consequences of investing in a Fund. Distributions may also be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Depending upon the nature and extent of a Fund’s contacts with a state or local jurisdiction, the Fund may be subject to the tax laws of such jurisdiction if it is regarded under applicable law as doing business in, or as having income derived from, the jurisdiction. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Organization

The Articles of Incorporation of each Fund provide for the issuance of an indefinite number of shares of common stock in one or more classes or series. Security Equity Fund has authorized capital stock of $0.25 par value and issues its shares in eleven series: Large Cap Core Fund, All Cap Growth Fund, All Cap Value Fund, Alpha Opportunity Fund, Global Fund, Global Institutional Fund, Mid Cap Value Fund, Mid Cap Value Institutional Fund, Large Cap Concentrated Growth Fund, Small Cap Growth Fund, and Small Cap Value Fund. The shares of each series of Security Equity Fund represent a pro rata beneficial interest in that Fund’s net assets and in the earnings and profits or losses derived from the investment of such assets. Security Large Cap Value Fund has authorized capital stock of $1.00 par value and issues its shares in two series: Large Cap Value Fund and Large Cap Value Institutional Fund. Mid Cap Growth Fund has authorized capital stock of $0.50 par value. Mid Cap Growth Fund has not issued shares in any additional series at the present time.

Each of the Funds may issue different classes of shares which participate proportionately based on their relative NAVs in dividends and distributions and have equal voting, liquidation and other rights except that (1) expenses related to the distribution of each class of shares or other expenses that the Board of Directors may designate as class expenses from time to time are borne solely by each class; (2) each class of shares has exclusive voting rights with respect to any Distribution Plan adopted for that class; (3) each class has different exchange privileges; and (4) each class has a different designation. When issued and paid for, the shares will be fully paid and non-assessable by the Funds. Shares may be exchanged as described under “How to Exchange Shares,” but will have no other preference, conversion, exchange or preemptive rights. Shares are transferable, redeemable and assignable and have cumulative voting privileges for the election of directors.

On certain matters, such as the election of directors, all shares of the series of each of Security Equity Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund vote together, with each share having one vote. On other matters affecting only a particular Fund, such as the investment advisory contract or a Fund’s fundamental policies, only shares of that Fund are entitled to vote, and a majority vote of the shares of that Fund is required for approval of the proposal, except as otherwise required by law.

The Funds do not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders may remove directors from office by vote cast in person or by proxy at a meeting of shareholders. Such a meeting will be called at the written request of 10% of the outstanding shares of each of Security Large Cap Value Fund, Security Equity Fund or Security Mid Cap Growth Fund.

69

Custodians, Transfer Agent and Dividend-Paying Agent

State Street Bank and Trust Company, 225 Franklin, Boston, Massachusetts 02110, acts as custodian for the portfolio securities of Alpha Opportunity Fund, Global Fund and Global Institutional Fund, including those held by foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the SEC.

UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64106, acts as the custodian for the portfolio securities of Large Cap Value Fund, Large Cap Value Institutional Fund, All Cap Growth Fund, All Cap Value Fund, Large Cap Core Fund, Mid Cap Value Fund, Mid Cap Value Institutional Fund, Large Cap Concentrated Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, and Mid Cap Growth Fund.

Security Investors, LLC, the Investment Manager, acts as the transfer and dividend-paying agent for each of the Funds. On or about February 21, 2011, Rydex Fund Services, LLC, an affiliate of the Investment Manager, will act as the transfer and dividend-paying agent for each of the Funds (the “transfer agency conversion”). At such time, the Investment Manager will no longer act as the transfer and dividend-paying agent for the Funds. Rydex Fund Services, LLC, is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. All references to Transfer Agent or Transfer Agency refer to Security Investors, LLC, up to the transfer agency conversion. After such time, all references to Transfer Agent or Transfer Agency refer to Rydex Fund Services, LLC.

Independent Registered Public Accounting Firm

The firm of Ernst & Young LLP, 155 North Wacker Drive, Chicago, Illinois 60606, has been selected by the Funds’ Board of Directors to serve as the Funds’ independent registered public accounting firm and, as such, will audit the Funds’ financial statements and perform other audit-related and tax services .

Financial Statements

The financial statements of the Funds (with the exception of All Cap Growth Fund), which are contained in the Funds’ September 30, 20 10 Annual Report, are incorporated herein by reference. A copy of the Annual Report is provided to every person requesting a Statement of Additional Information. Since All Cap Growth Fund had not yet commenced operations as of September 30, 2010, financial statement s are not yet available for the Fund.

Rydex | SGI Funds, for disclosure purposes in this statement of additional information, include – Series of Security Equity Fund: Rydex | SGI Large Cap Core Fund, Rydex | SGI All Cap Value Fund, Rydex | SGI Alpha Opportunity Fund, Rydex | SGI Global Fund, Rydex | SGI Global Institutional Fund, Rydex | SGI Mid Cap Value Fund, Rydex | SGI Mid Cap Value Institutional Fund, Rydex | SGI Small Cap Growth Fund, Rydex | SGI Small Cap Value Fund, Rydex | SGI Large Cap Concentrated Growth Fund, and Rydex | SGI All Cap Growth Fund; Series of Security Large Cap Value Fund: Rydex | SGI Large Cap Value Fund and Rydex | SGI Large Cap Value Institutional Fund; Security Mid Cap Growth Fund (aka “Rydex | SGI Mid Cap Growth Fund”); Series of Security Income Fund: Rydex | SGI High Yield Fund , Rydex | SGI U.S. Intermediate Bond Fund , the Rydex Series Funds and the Rydex Dynamic Funds .

70

APPENDIX A

Description of Corporate Bond Ratings

Moody’s Investors Service, Inc. —

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:   Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category. The modifier 2 indicates a mid-range ranking, and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Corporation —

AAA. Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC. Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C. The rating C is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

71

One Security Benefit Place · Topeka, Kansas 66636-0001 · www.rydex-sgi.com

Rydex Distributors, Inc.

47-00373-02  2011/02/01

SECURITY EQUITY FUND

PART C.  OTHER INFORMATION

Item 28.                 Exhibits

(a)	Articles of Incorporation(6)
(b)	Bylaws(2)
(c)	Specimen copy of share certificates for Fund’s shares of capital stock(1)
(d)	(1) Investment Management Agreement
(2) Transfer Agency Agreement(7)
(3) Fund Accounting and Administration Agreement(6)
(4) Sub-Advisory Contract – Mainstream Investment Advisers, LLC
(e)	(1) Distribution Agreement
(2) Underwriter-Dealer Agreement(7)
(f)	Not applicable
(g)	(1) Custodian Agreement - UMB Bank(7)
(2) Custodian Agreement - State Street(4)
(h)	Expense Limitation Agreement
(i)	Legal Opinion
(j)	Consent of Independent Registered Public Accounting Firm
(k)	Not applicable
(l)	Not applicable
(m)	(1) Class A Distribution Plan(8)
(2) Class B Distribution Plan(8)
(3) Class C Distribution Plan(8)
(4) Specimen copy of Shareholder Service Agreement(7)
(n)	Multiple Class Plan(7)
(o)	Reserved
(p)	Code of Ethics
(1) Security Funds, Security Investors, LLC, and Rydex Distributors, LLC(8)
(2) Sub-Adviser Code of Ethics - Mainstream Investment Advisers, LLC(7)
(q)	Power of Attorneys(7)

(1)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment No. 89 to Registration Statement 2-19458 (filed May 1, 2000).

2

(2)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment No. 104 to Registration Statement 2-19458 (filed November 30, 2007).

(3)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment No. 106 to Registration Statement 2-19458 (filed April 25, 2008).

(4)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment No. 107 to Registration Statement 2-19458 (filed July 10, 2008).

(5)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment No. 109 to Registration Statement 2-19458 (filed September 29, 2008).

(6)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment No. 111 to Registration Statement 2-19458 (filed February 2, 2009).

(7)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment No. 112 to Registration Statement 2-19458 (filed November 13, 2009).

(8)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment No. 113 to Registration Statement 2-19458 (filed January 29, 2010).

(9)	Incorporated herein by reference to the Exhibits filed with Security Equity Fund's Post-Effective Amendment No. 114 to Registration Statement 2-19458 (filed January 31, 2011).

Item 29.                 Persons Controlled by or Under Common Control with Fund

Not applicable.

Item 30.                 Indemnification

A policy of insurance covering Security Investors, LLC, its affiliates, including Rydex Distributors, LLC, and all of the registered investment companies advised by Security Investors, LLC, insures the Registrant’s directors and officers against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

Article Ten of Registrant’s Articles of Incorporation provides in relevant part as follows:

“(5) Each director and officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he is made a party by reason of his being or having been a Director or officer of the Corporation, except in relation to any action, suit or proceeding in which he has been adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves the Director or officer of liability to the Corporation or its stockholders for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or in the event of a settlement, each Director and officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against payment made, including reasonable costs and expenses, provided that such indemnity shall be conditioned upon a written opinion of independent counsel that the Director or officer has no liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The indemnity provided herein shall, in the event of settlement of any such action, suit or proceeding, not exceed the costs and expenses (including attorneys’ fees) which would reasonably have been incurred if such action, suit or

3

proceeding had been litigated to a final conclusion. Such a determination by independent counsel and the payment of amounts by the Corporation on the basis thereof shall not prevent a stockholder from challenging such indemnification by appropriate legal proceeding on the grounds that the officer or Director was liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The foregoing rights and indemnification shall not be exclusive of any other rights to which the officers and Directors may be entitled according to law.”

Article Sixteen of Registrant’s Articles of Incorporation, as amended December 10, 1987, provides as follows:

“A director shall not be personally liable to the corporation or to its stockholders for monetary damages for breach of fiduciary duty as a director, provided that this sentence shall not eliminate nor limit the liability of a director:

A.	for any breach of his or her duty of loyalty to the corporation or to its stockholders;

B.	for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law;

C.	for an unlawful dividend, stock purchase or redemption under the provisions of Kansas Statutes Annotated (K.S.A.) 17-6424 and amendments thereto; or

D.	for any transaction from which the director derived an improper personal benefit.”

Item Thirty of Registrant’s Bylaws, dated February 3, 1995, provides, in relevant part, as follows:

“Each person who is or was a Director or officer of the Corporation or is or was serving at the request of the Corporation as a Director or officer of another corporation (including the heirs, executors, administrators and estate of such person) shall be indemnified by the Corporation as of right to the full extent permitted or authorized by the laws of the State of Kansas, as now in effect and is hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorneys’ fees) asserted or threatened against and incurred by such person in his/her capacity as or arising out of his/her status as a Director or officer of the Corporation or, if serving at the request of the Corporation, as a Director or officer of another corporation. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under the Articles of Incorporation, under any other bylaw or under any agreement, vote of stockholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

No person shall be liable to the Corporation for any loss, damage, liability or expense suffered by it on account of any action taken or omitted to be taken by him/her as a Director or officer of the Corporation or of any other corporation which (s)he serves as a Director or officer at the request of the Corporation, if such person (a) exercised the same degree of care and skill as a prudent person would have exercised under the circumstances in the conduct of his/her own affairs, or

4

(b) took or omitted to take such action in reliance upon advice of counsel for the Corporation, or for such other corporation, or upon statement made or information furnished by Directors, officers, employees or agents of the Corporation, or of such other corporation, which (s)he had no reasonable grounds to disbelieve.

In the event any provision of this section 30 shall be in violation of the Investment Company Act of 1940, as amended, or of the rules and regulations promulgated thereunder, such provisions shall be void to the extent of such violations.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business or Other Connections of Investment Adviser

The Investment Adviser, Security Investors, LLC (“SI”), is engaged in the provision of investment advisory and management services to mutual funds and private accounts.  Information as to the managing director and officers of SI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by them in the last two years, is set forth below.

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
Richard Goldman Chief Executive Officer, President and Member Representative
Current:
Chief Executive Officer, Security Benefit Asset Management Holdings, LLC
One Security Benefit Place
Topeka, KS 66636

Senior Vice President, Security Benefit Corporation; President, Chairman, and Director, SBL Fund, Security Equity Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, and Security Income Fund
One Security Benefit Place
Topeka, KS 66636

Manager, Rydex Financial Services, LLC; CEO, Rydex Holdings, LLC; Manager, CEO, and President, Rydex Distributors LLC; President and Trustee, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.
805 King Farm Blvd., Ste 600

5

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years

Rockville, MD 20850

Historical:
Director, Security Distributors, Inc.
One Security Benefit Place
Topeka, KS 66636-0001
(July 2007-October 2009)

President, Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133 (Ending 01/2011)

CEO and Director; Rydex Advisors, LLC and Rydex Advisors II, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850 (Ending 01/2011)

Chief Executive Officer, Rydex Advisory Services, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850 (Ending 11/2010)

Director, First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Avenue, Suite 641 N.
Rye Brook, NY 10573 (Ending 09/2010)

Joanna Haigney Senior Vice President and Chief Compliance Officer
Current:
Chief Compliance Officer and Secretary, Rydex Series Funds, Rydex ETF
Trust, Rydex Dynamic Funds, and Rydex Variable Trust.
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Vice President, Rydex Holdings, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Vice President, Security Benefit Asset Management Holdings, LLC;
One Security Benefit Place
Topeka, KS 66636

Historical:
Vice President, Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133 (Ending 01/2011)

Senior Vice President and Chief Compliance Officer; Rydex Advisory Services, LLC; Rydex Advisors, LLC and Rydex Advisors II, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850 (Ending 01/2011)

Nick Bonos Senior Vice President	Current: Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer and President, Rydex Fund Services, LLC; Vice Presidient, Rydex Holdings, LLC

6

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years

Vice President and Treasurer, Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Vice President, Security Benefit Asset Management Holdings, LLC;
One Security Benefit Place
Topeka, KS 66636

Historical:
Senior Vice President, Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133 (Ending 01/2011)

Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Michael P. Byrum Senior Vice President
Current:
Secretary and Director, Rydex Fund Services, LLC;
President and Chief Investment Officer, Rydex Holdings, LLC (Secretary from December 2005 to January 2008);
Vice President, Rydex Series Funds; Rydex Dynamic Funds; Rydex Variable Trust; and Rydex ETF Trust;
Director, Advisor Research Center, Inc. (Secretary from May 2006 to November 2009);
Manager, Rydex Specialized Products, LLC (Secretary from September 2005 to June 2008);
Senior Vice President, Security Investors, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

President, Security Benefit Asset Management Holdings, LLC;
One Security Benefit Place
Topeka, KS 66636

Historical:
Senior Vice President, Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133 (Ending 01/2011)

CIO and President Rydex Advisors, LLC, and Rydex Advisors II, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Keith Fletcher Senior Vice President	Current: Senior Vice President, Rydex Holdings, LLC 805 King Farm Blvd., Ste 600 Rockville, MD 20850 Vice President, Rydex Distributors, LLC and Advisor Research Center, Inc.;

7

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years

Vice President and Director, Advisor Research Center, Inc.;
Vice President, Rydex Specialized Products, LLC and Rydex Fund Services, LLC;
Vice President, Rydex Series Funds;
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Senior Vice President, Security Benefit Asset Management Holdings, LLC;
One Security Benefit Place
Topeka, KS 66636

Historical:
Senior Vice President, Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133 (Ending 01/2011)

Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

John Linnehan Senior Vice President and Chief Financial Officer
Current:
Senior Vice President and Chief Financial Officer, Rydex Holdings, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Senior Vice President and Chief Financial Officer Security Benefit Asset Management Holdings, LLC;
One Security Benefit PlaceTopeka, KS 66636

Historical:
Senior Vice President, Security Global Investors, LLC;
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133 (Ending 01/2011)

Senior Vice President and Chief Financial Officer, Rydex Advisors, LLC and Rydex Advisors II, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Marc Zeitoun Senior Vice President
Current:
Senior Vice President, Rydex Holdings, LLC;
Director, Rydex Distributors, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Senior Vice President and Chief Financial Officer Security Benefit Asset Management Holdings, LLC;
One Security Benefit Place
Topeka, KS 66636

Historical:
Senior Vice President, Security Global Investors, LLC;
801 Montgomery Street, 2nd Floor

8

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years

San Francisco, CA 94133 (Ending 01/2011) Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC 805 King Farm Blvd., Ste 600 Rockville, MD 20850

Lisa Young Assistant Treasurer
Current:
Assistant Treasurer, Security Benefit Life Insurance Company, Security Benefit Asset Management Holdings, LLC; and Security Financial Resources, Inc.;
One Security Benefit Place
Topeka, KS 66636

Assistant Treasurer, Rydex Holdings, LLC, Rydex Specialized Products, LLC; Rydex Fund Services, LLC, and Advisor Research Center, Inc.;
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Historical:
Assistant Treasurer, Security Global Investors, LLC;
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133 (Ending 01/2011)

Assistant Treasurer, Rydex Advisors, LLC and Rydex Advisors II, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Amy Lee Senior Vice President and Secretary
Current:
Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Secretary, Security Financial Resources, Inc.; Vice President and Secretary, Security Benefit Asset Management Holdings, LLC, Security Equity Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, Security Income Fund, SBL Fund
One Security Benefit Place
Topeka, KS 66636

Associate General Counsel, First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Avenue, Suite 641 N.
Rye Brook, NY 10573

Vice President & Secretary, Rydex Distributors, LLC and Rydex Holdings, LLC; Vice President and Assistant Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, Rydex Variable Trust; Secretary, Rydex Fund Services, LLC; Secretary, Advisor Research Center, Inc.; and Rydex Specialized Products, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Historical:
Director, Brecek & Young Advisors, Inc.
One Security Benefit Place
Topeka, KS 66636

9

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years

(August 2004-October 2008)

Secretary, Security Global Investors, LLC
800 Montgomery Street, 2nd Floor
San Francisco, CA 94133

Current:
Chief Financial Officer and Manager, Rydex Specialized Products, LLC;
Assistant Treasurer, Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF Trust; and Rydex Variable Trust
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Joe Arruda Vice President
Vice President, Security Investors, LLC
One Security Benefit Place
Topeka, KS 66636

Historical:
Vice President, Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133 (Ending 01/2011)

Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Francois Coeytaux Associate Chief Compliance Officer
Current:
Associate Chief Compliance Officer, Security Investors, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Historical:
Associate Chief Compliance Officer, Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133 (Ending 01/2011)

Associate Chief Compliance Officer, Rydex Advisors, LLC and Rydex Advisors II, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Amanda J. Kiefer Assistant Secretary
Current: Assistant Secretary, Rydex Holdings, LLC, Security Investors, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Assistant Secretary,  Security Benefit Asset Management Holdings, LLC
One Security Benefit Place
Topeka, KS 66636

Historical:
Assistant Secretary, Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133 (Ending 01/2011)

Assistant Secretary, Rydex Advisors, LLC and Rydex Advisors II, LLC

10

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years

Amanda J. Kiefer Assistant Secretary	805 King Farm Blvd., Ste 600 Rockville, MD 20850

Mainstream Investment Advisers, LLC (“Mainstream”) is a registered investment adviser under the Investment Advisers Act of 1940, as amended.  In addition to its service as sub-adviser to a portion of the total assets of the Alpha Opportunity Fund, Mainstream provides investment management services to individual accounts and pooled investment vehicles.

During the past two fiscal years, none of Mainstream’s members, directors or executive officers is or has been engaged in any other business, profession, vocation or employment of a substantial nature, except as noted below.

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
William R. Gernert Member	President and Chief Executive Officer Aegon Institutional Markets, Inc. 400 W. Market Street Louisville, Kentucky 40202

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Item 32.                 Principal Underwriters

(a)
Rydex Distributors, LLC, serves as the principal underwriter for the Registrant, Security Large Cap Value Fund, Security Mid Cap Growth Fund, Security Income Fund, Rydex Series Funds, Rydex ETF Trust, Rydex Variable Trust and Rydex Dynamic Funds. Rydex Distributors, LLC, also serves as co-distributor to SBL Fund.

(b)	The following information is furnished with respect to the directors and officers of Rydex Distributors, LLC

(1) Name and Principal Business Address	(2) Position and Offices with Underwriter	(3) Position and Offices with Registrant
Richard M. Goldman Six Landmark Square Stamford, CT 06901	President, CEO and Manager	President, Chairman, and Director
Julie Jacques One Security Benefit Place Topeka, KS 66636	Treasurer and FinOP	None
Amy J. Lee One Security Benefit Place Topeka, KS 66636	Secretary	Vice President and Secretary
Elisabeth A. Miller 806 King Farm Blvd., Suite 600 Rockville, MD 20850	Chief Compliance Officer	None
Keith A. Fletcher 152 Madison Ave, Ste 906 New York, NY 10016	Vice President	Vice President
Kevin M. McGovern 806 King Farm Blvd., Suite 600 Rockville, MD 20850	Vice President	None

(c)         Not applicable.

Item 33.                 Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Security Investors, LLC, One Security Benefit Place, Topeka, Kansas 66636-0001, 805 King Farm Blvd., Suite 600, Rockville, MD 20850, 9401 Indian Creek Parkway, 40 Corporate Woods, Suite 850, Overland Park, KS 662210, 9401 Indian Creek Parkway, 40 Corporate Woods, Suite 850, Overland Park, KS

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66210, 40 East 52nd Street, 16th Floor, New York, NY, 10022, and 94 N. Broadway, Irvington, NY 10533; Lexington Management Corporation, Park 80 West, Plaza Two, Saddle Brook, New Jersey 07663; Meridian Investment Management Corporation, 12835 East Arapahoe Road, Tower II, 7th Floor, Englewood, Colorado, 80112; Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, Wisconsin, 53051; Templeton/Franklin Investment Services, Inc., 777 Mariners Island Boulevard, San Mateo, California 94404; OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York 10018; Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02110 Northern Trust Investments, N.A., 181 W. Madison, Chicago, Illinois 60675; Mainstream Investment Advisers, LLC, 101 West Spring Street, New Albany, Indiana 47150 and Deutsche Asset Management, Inc., 345 Park Avenue, New York, New York 10154. Records relating to the duties of the Registrant’s custodian are maintained by UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64106; Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York 11245; State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105 and Banc Of America Securities, LLC 9 West 57th Street, New York, New York 10019.

Item 34.                 Management Services

Not applicable.

Item 35.                 Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement under rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 114 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka, and State of Kansas on the 29th day of January 2011.

SECURITY EQUITY FUND (Registrant)
By:	RICHARD M. GOLDMAN
Richard M. Goldman, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 29th day of January 2011.

Jerry B. Farley Director Donald A. Chubb, Jr. Director Penny A. Lumpkin Director Harry W. Craig, Jr. Director Maynard F. Oliverius Director		SECURITY EQUITY FUND
	By:	AMY J. LEE
Amy J. Lee, Secretary and Attorney-In-Fact for the Directors Whose Names Appear Opposite
	By:	NIKOLAOS BONOS
Nikolaos Bonos, Treasurer (principal financial officer and principal accounting officer)
	By:	RICHARD M. GOLDMAN
Richard M. Goldman, President, Director and Chairman of the Board

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EXHIBIT LIST

(d)	(1) Investment Management Agreement
(4) Sub-Advisory Contract – Mainstream Investment Advisers, LLC
(e)	(1) Distribution Agreement
(h)	Expense Limitation Agreement
(i)	Legal Opinion
(j)	Consent of Independent Registered Public Accounting Firm

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